Registration Nos.  2-83538
                                                         811-3728

               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
                            FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

          Pre-Effective Amendment No.

          Post-Effective Amendment No. 21                   [X]

                              and/or
REGISTRATION STATEMENT UNDER THE
     INVESTMENT COMPANY ACT OF 1940                         [X]

          Amendment No. 22                                  [X]

(Check appropriate box or boxes)

New England Zenith Fund
--------------------------------------------------
(Exact Name of Registrant as Specified in Charter)

399 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------
(Address of Principal Executive Offices)

(617) 267-6600
-----------------------------------------------------
(Registrant's Telephone Number, including Area Code)

Robert P. Connolly, Esq. Copy to:  Edward A. Benjamin, Esq.
New England Funds, L.P.            Ropes & Gray
399 Boylston Street                One International Place
Boston, Massachusetts 02116        Boston, Massachusetts 02110

---------------------------------------------------------------
(Name and Address of Agent for Service)

It is proposed that this filing will become effective
(check appropriate box)

[]   immediately upon filing pursuant to paragraph (b)of Rule 485

[]   on (date) pursuant to paragraph (b)of Rule 485

[]   60 days after filing pursuant to paragraph (a)(1)of Rule 485

[X]  on May 1, 1996 pursuant to paragraph (a)(1)of Rule 485

[]   75 days after filing pursuant to paragraph (a)(2) of Rule
485.

[]   on (date) pursuant to paragraph (a)(2) of Rule 485.

Registrant has registered an indefinite number of securities under the Securities Act of 1933 in accordance with Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant filed on February 28, 1996, the Rule 24f-2 Notice for the
Registrant's fiscal year ended December 31, 1995.

                      CROSS REFERENCE SHEET
                   Items required by Form N-1A

Item No.
of Form N-1A                  Caption in Prospectus
--------------                ----------------------

1  . . . . . . . . . . . . .  Cover Page

2  . . . . . . . . . . . . .  Not Applicable

3  . . . . . . . . . . . . .  Financial Highlights;
                              Performance Information

4  . . . . . . . . . . . . .  The Fund; Investment Objectives and
                              Policies; Organization and
                              Capitalization of the Fund

5  . . . . . . . . . . . . .  Management; Transfer Agent

6  . . . . . . . . . . . . .  Organization and Capitalization of
                              the Fund; Dividends and Capital
                              Gain Distributions; Taxes;
                              Investment Objectives and Policies;
                              Voting Rights

7  . . . . . . . . . . . . .  The Fund; Sale and Redemption of
                              Shares; Net Asset Values and
                              Portfolio Valuation

8  . . . . . . . . . . . . .  Sale and Redemption of Shares; Net
                              Asset Values and Portfolio
                              Valuation

9  . . . . . . . . . . . . .  Not Applicable

                                   Caption in Statement of
                                   Additional Information
                                   -------------------------
10  . . . . . . . . . . . . . Cover Page

11  . . . . . . . . . . . . . Table of Contents

12  . . . . . . . . . . . . . Not Applicable

13  . . . . . . . . . . . . . Investment Objectives and Policies;
                              Miscellaneous Investment Practices

14  . . . . . . . . . . . . . Trustees and Officers

15  . . . . . . . . . . . . . Description of the Fund;
                              Organization and Capitalization of
                              the Fund (in Prospectus)

16  . . . . . . . . . . . . . Advisory Agreements; Distribution
                              Agreement; Other Services

17  . . . . . . . . . . . . . Portfolio Transactions and
                              Brokerage

18  . . . . . . . . . . . . . Description of the Fund

19  . . . . . . . . . . . . . Determination of Net Asset Values

20  . . . . . . . . . . . . . Taxes (in Prospectus)

21  . . . . . . . . . . . . . Not Applicable

22  . . . . . . . . . . . . . Fund Performance

23  . . . . . . . . . . . . . Appendix C

                     NEW ENGLAND ZENITH FUND

                       501 Boylston Street

                   Boston, Massachusetts 02116

                         (617) 267-6600

                     PROSPECTUS_May 1, 1996

  New England Zenith Fund (the ''Fund'') offers fourteen investment portfolios: the Loomis Sayles Small Cap Series, the Draycott International Equity Series, the Alger Equity Growth Series, the Capital Growth Series, the Loomis Sayles Avanti Growth Series, the Venture Value Series, the Westpeak Value Growth Series, the Westpeak Stock Index Series, the Loomis Sayles Balanced Series, the Back Bay Advisors Managed Series, the Salomon Brothers Strategic Bond Opportunities Series, the Back Bay Advisors Bond Income Series, the Salomon Brothers U.S. Government Series and the Back Bay Advisors Money Market Series (each a ''Series'') with the following investment objectives:

  Loomis Sayles Small Cap Series_long-term capital growth from investments in common stocks or their equivalent.

  Draycott International Equity Series_total return from long-term growth of capital and dividend income, primarily through investment in international equity securities.

  Alger Equity Growth Series_long-term capital appreciation.

  Capital Growth Series_long-term growth of capital.

  Loomis Sayles Avanti Growth Series_long-term growth of capital.

  Venture Value Series_growth of capital.

  Westpeak Value Growth Series_long-term total return through investment in equity securities.

  Westpeak Stock Index Series_investment results that correspond to the composite price and yield performance of United States publicly traded common stocks.

  Loomis Sayles Balanced Series_reasonable long-term investment return from a combination of long-term capital appreciation and moderate current income.

  Back Bay Advisors Managed Series--a favorable total return through investment in a diversified portfolio. The Series' portfolio is expected to include a mix of (1) common stocks, (2) notes and bonds and (3) money market instruments.

  Salomon Brothers Strategic Bond Opportunities Series_a high level of total return consistent with preservation of capital. This Series may invest a significant portion of its assets in lower rated bonds commonly known as junk bonds. Investors should assess carefully the risks associated with investment in this Series. See ''Investment Objectives and Policies_Salomon Brothers Strategic Bond Opportunities Series'' and ''Investment Risks_Lower Rated Fixed-Income Securities''.

  Back Bay Advisors Bond Income Series_a high level of current income consistent with protection of capital and moderate investment risk.

  Salomon Brothers U.S. Government Series_a high level of current income consistent with preservation of capital and maintenance of liquidity.

  Back Bay Advisors Money Market Series_the highest possible level of current income consistent with preservation of capital. Money market funds are neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Series will maintain a stable net asset value of $100 per share.

  This Prospectus concisely describes the information that prospective investors ought to know before investing. Please read this Prospectus carefully and keep it for future reference.


  A Statement of Additional Information (the ''Statement'') dated May 1, 1996, is available free of charge by writing to New England Securities Corporation (''New England Securities''), 399 Boylston Street, Boston, Massachusetts 02116. The Statement, which contains more detailed information about the Fund, has been filed with the Securities and Exchange Commission (the ''SEC'') and is incorporated by reference in this Prospectus.

  SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED
UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                        TABLE OF CONTENTS

                                                  Page
                                               ---------
Financial Highlights                              B-4
The Fund                                          B-24
Investment Objectives and Policies                B-24
Investment Risks                                  B-32
Performance Information                           B-42
Investment Restrictions                           B-46
Management                                        B-51
Sale and Redemption of Shares                     B-60
Net Asset Values and Portfolio Valuation          B-61
Dividends and Capital Gain Distributions          B-61
Taxes                                             B-61
Organization and Capitalization of the Fund       B-62
Transfer Agent                                    B-62
Voting Rights                                     B-62
Appendix A                                        B-63

                      FINANCIAL HIGHLIGHTS

  These tables have been examined by Coopers & Lybrand LLP, the Fund's independent accountants, whose reports thereon for periods after 1990 accompany the financial statements in the Statement of Additional Information. The tables should be read in conjunction with the financial statements and notes thereto. For further performance information about the Fund, please refer to the Fund's annual report, which is available free of charge.


                 LOOMIS SAYLES SMALL CAP SERIES

                                                 May 1(a)       Year
                                                    to         Ended
                                               December 31, December 31,
                                                   1994         1995
Net Asset Value, Beginning of Period             $100.00       $96.61
Income From Investment Operations
Net Investment Income                              0.14         0.85
Net Gains or Losses on Investments (both
realized and unrealized)                          (3.38)       26.93
     Total From Investment Operations             (3.24)       27.78
Less Distributions
Distributions From Net Investment Income          (0.15)       (0.78)
Distributions From Net Realized Capital Gains      0.00        (4.81)
     Total Distributions                          (0.15)       (5.59)
Net Asset Value, End of the Period                $96.61      $118.80
Total Return (%)                                (3.23)(b)      28.88
Ratio of Operating Expenses to Average Net       1.00 (c)       0.99
Assets (%)(d)
Ratio of Net Investment Income to Average Net    0.32 (c)       1.26
Assets (%)
Portfolio Turnover Rate (%) (a)                   80 (c)         98
Net Assets, End of Period (000)                   $3,105      $27,741
The Ratio of Expenses to Average Net Assets
without giving effect to the voluntary
expense limitation described in Footnote (d)
would have been (%)                            2.31 (c)(d)    1.91(d)

(a)  Commencement of operations.

(b)  Not computed on an annualized basis.

(c)  Computed on an annualized basis.

(d) During the period presented, the Series' adviser voluntarily agreed to reduce its fees and, if necessary, to assume expenses of the Series in order to limit the Series' expenses to an annual rate of 1.00% of the Series' average daily net assets.

              DRAYCOTT INTERNATIONAL EQUITY SERIES

                                       October 31(a)     Year
                                            to          Ended
                                       December 31,  December 31,
                                           1994          1995
Net Asset Value, Beginning of Period      $10.00        $10.23
Income From Investment Operations
Net Investment Income                      0.03          .09
Net Gains or Losses on Investments
(both realized and unrealized)             0.23          0.53
     Total From Investment Operations      0.26          0.62
Less Distributions
Distributions From Net Investment         (0.02)        (0.09)
Income
Distributions in Excess of Net             0.00         (0.03)
Investment Income
Distributions From Paid-In Capital        (0.01)         0.00
     Total Distributions                  (0.03)        (0.12)
Net Asset Value, End of the Period        $10.23        $10.73
Total Return (%)                         2.60 (b)        6.03
Ratio of Operating Expenses to Average   1.30 (c)        1.30
Net Assets (%)(d)
Ratio of Net Investment Income to        2.56 (c)        1.29
Average Net Assets (%)
Portfolio Turnover Rate (%)                4 (c)          89
Net Assets, End of Period (000)           $2,989       $16,268
The Ratio of Expenses to Average Net
Assets without giving effect to the
voluntary expense limitation described
in Footnote (d) would have been (%)     5.38 (c)(d)    3.12(d)

(a)  Commencement of operations.

(b)  Not computed on an annualized basis.

(c)  Computed on an annualized basis.

(d) Commencing November 1, 1994, TNE Advisers has agreed to pay operating expenses of the Series in excess of an annual expense limit of 1.30% of average assets subject to the obligation of the Series to repay TNE Advisers such expenses in future years, if any, when the Series' expenses fall below this stated expense limit; such deferred expenses may be charged to the Series in a subsequent year to the extent that the charge does not cause the total expenses in such subsequent year to exceed the 1.30% expense limit; provided, however, that the Series is not obligated to repay any expense paid by TNE Advisers more than two years after the end of the fiscal year in which such expense was incurred.

                   ALGER EQUITY GROWTH SERIES

                                          October
                                           31(a)        Year
                                             to         Ended
                                        December 31,December 31,
                                            1994        1995
Net Asset Value, Beginning of Period       $10.00       $9.56
Income From Investment Operations
Net Investment Income                       0.02        0.01
Net Gains or Losses on Investments         (0.44)       4.65
(both realized and unrealized)
     Total From Investment Operations      (0.42)       4.66
Less Distributions
Distributions From Net Investment          (0.02)      (0.01)
Income
Distributions from Net Realized Capital     0.00       (0.41)
Gains
     Total Distributions                   (0.02)      (0.42)
Net Asset Value, End of the Period         $9.56       $13.80
Total Return (%)                         (4.20)(b)      48.70
Ratio of Operating Expenses to Average    0.85 (c)      0.83
Net Assets (%)(d)
Ratio of Net Investment Income to         1.07 (c)      0.14
Average Net Assets (%)
Portfolio Turnover Rate (%) (a)            32 (c)        107
Net Assets, End of Period (000)            $1,917      $46,386
The Ratio of Expenses to Average Net
Assets without giving effect to the
voluntary expense limitation described
in Footnote (d) would have been (%)     2.74 (c)(d)    2.45(d)

(a)  Commencement of operations.

(b)  Not computed on an annualized basis.

(c)  Computed on an annualized basis.

(d) Commencing November 1, 1994, TNE Advisers has agreed to pay operating expenses of the Series in excess of an annual expense limit of 0.85% of average assets subject to the obligation of the Series to repay TNE Advisers such expenses in future years, if any, when the Series' expenses fall below this stated expense limit; such deferred expenses may be charged to the Series in a subsequent year to the extent that the charge does not cause the total expenses in such subsequent year to exceed the 0.85% expense limit; provided, however, that the Series is not obligated to repay any expense paid by TNE Advisers more than two years after the end of the fiscal year in which such expense was incurred. Beginning January 1, 1996 the annual expense limit was increased to 0.90% of average net assets.

                      CAPITAL GROWTH SERIES

                           Year Ended December 31,
                         --------------------------
                                      -
                  1986     1987      1988     1989
                -------  -------   -------  -------
Net Asset value,
Beginning of
the Year
                $179.48  $264.48   $231.33  $201.14

Income From
Investment
Operations
--------------
Net Investment
Income            0.52     1.05     10.63     1.59

Net Gains or
Losses on
Investments
(both realized
and
unrealized)
                 131.12   109.33   (30.97)   60.11

Total From
Investment
Operations       131.64   110.38   (20.34)   61.70

Less distributions
--------------------
Distributions
From Net
Investment
Income           (0.90)   (1.10)    (9.55)   (2.59)

Distributions
From Net
Realized
Capital Gains
                (45.74)  (142.43)   (0.30)    0.00

Distributions
From Paid-in
Capital           0.00     0.00      0.00     0.00

Total
Distributions
                (46.64)  (143.53)   (9.85)   (2.59)

Net Asset Value,
End of the
Year            $264.48  $231.33   $201.14  $260.25

Total Return (%)    95.2     52.7     (8.8)     30.8

Ratio of
Operating
Expenses to
Average Net
Assets(%)         0.83     0.57      0.75     0.72

Ratio of Net
Investment
Income to
Average Net
Assets (%)        0.22     0.75      6.20     1.21

Portfolio
Turnover Rate
(%)               527      368       813      269

Net Assets, End
of Period
(000)            $6,797  $29,626   $42,538  $90,377



CAPITAL GROWTH SERIES (continued)

                                Year Ended December 31,
                         -------------------------------------

               1990 (a)    1991      1992     1993      1994     1995
                -------  -------   -------  -------   -------  -------
Net Asset Value,
Beginning of
the Year
                $260.25  $249.04   $347.36  $322.23   $351.63  $312.30

Income From
Investment
Operations
Net Investment     1.78      3.16      4.04     2.12      5.28     3.47
Income

 Net Gains or
Losses on
Investments
(both realized
and
unrealized)
                (10.88)   130.75   (25.10)   46.21    (30.54)   114.91

Total From
Investment
Operations      (9.10)    133.91   (21.06)   48.33    (25.26)   118.38

Less distributions
Distributions
From Net
Investment
Income          (2.11)    (3.22)    (4.07)   (2.18)    (5.15)   (3.48)

Distributions
From Net
Realized
Capital Gains
                 0.00    (31.93)     0.00   (16.75)    (8.92)  (52.58)

Distributions
From Paid-in
Capital          0.00     (0.44)     0.00     0.00      0.00     0.00

Total
Distributions
                (2.11)   (35.59)    (4.07)  (18.93)   (14.07)  (56.06)

Net Asset Value,
End of the
Year            $249.04  $347.36   $322.23  $351.63   $312.30  $374.62

Total Return (%)
                 (3.5)     54.0     (6.1)     15.0     (7.1)    38.03

Ratio of
Operating
Expenses to
Average Net
Assets(%)        0.73      0.70      0.70     0.68      0.67     0.71

Ratio of Net
Investment
Income to
Average Net
Assets (%)       0.93      1.22      1.53     0.67      1.61     0.92

Portfolio
Turnover Rate
(%)               229      174       207      169       140      242

Net Assets, End
of Period
(000)
               $148,254  $343,965  $472,017 $644,384  $667,127 $921,444

(a)  On March 1, 1990, the Capital Growth Management Division of
Loomis Sayles & Company, Incorporated was reorganized into
Capital Growth Management Limited Partnership, which assumed management of the Series.

               LOOMIS SAYLES AVANTI GROWTH SERIES

                                          April          Year Ended
                                        30(a) to        December 31,
                                      December 31,
                                          1993       1994       1995
Net Asset Value, Beginning of the        $100.00    $113.67    $112.77
Period
Income From Investment Operations
Net Investment Income                     0.18       0.59       0.42
Net Gains or Losses on Investments        14.56     (0.89)     33.80
(both realized and unrealized)
     Total From Investment Operations     14.74     (0.30)     34.22
Less Distributions
Distributions From Net Investment        (0.18)     (0.60)     (0.40)
Income
Distributions From Net Realized          (0.67)      0.00      (4.15)
Capital Gains
Distributions From Paid-In Capital       (0.22)      0.00       0.00
     Total Distributions                 (1.07)     (0.60)     (4.55)
Net Asset Value, End of the Period       $113.67    $112.77   $142.44
Total Return (%)                        14.7 (b)     (0.3)     30.35
Ratio of Operating Expenses to          0.85 (c)     0.84       0.85
Average Net Assets (%)(d)
Ratio of Net Investment Income to       0.46 (c)     0.67       0.37
Average Net Assets (%)
Portfolio Turnover Rate (%)              21 (c)       67         58
Net Assets, End of Period (000)          $11,972    $25,622   $48,832

The Ratio of Expenses to Average Net
Assets without giving effect to the
voluntary expense limitation
described in Footnote (d) would have   0.89(c)(d)   0.84(d)   1.06(d)
been (%)

(a)  Commencement of operations.

(b)  Not computed on an annualized basis.

(c)  Computed on an annualized basis.

(d) During the periods presented, the Series' adviser voluntarily agreed to reduce its fees and, if necessary, to assume expenses of the Series in order to limit the Series' expenses to an annual rate of 0.85% of the Series' average daily net assets.

                      VENTURE VALUE SERIES

                                          October        Year
                                           31(a)        Ended
                                             to        December
                                          December     31, 1995
                                          31, 1994
Net Asset Value, Beginning of Period       $10.00        $9.62
Income From Investment Operations
Net Investment Income                       0.03         0.10
Net Gains or Losses on Investments         (0.38)        3.68
(both realized and unrealized)
     Total From Investment Operations      (0.35)        3.78
Less Distributions
Distributions From Net Investment          (0.03)       (0.10)
Income
Distributions From Net Realized Capital     0.00        (0.20)
Gains
     Total Distributions                   (0.03)       (0.30)
Net Asset Value, End of the Period         $9.62        $13.10
Total Return (%)                         (3.50)(b)      39.28
Ratio of Operating Expenses to Average    0.90 (c)       0.90
Net Assets (%)(d)
Ratio of Net Investment Income to         2.54 (c)       1.39
Average Net Assets (%)
Portfolio Turnover Rate (%) (a)            1 (c)          20
Net Assets, End of Period (000)            $3,371      $35,045
The Ratio of Expenses to Average Net
Assets without giving effect to the
voluntary expense limitation described
In Footnote (d) would have been (%)     3.97 (c)(d)    1.51(d)

(a)  Commencement of operations.

(b)  Not computed on an annualized basis.

(c)  Computed on an annualized basis.

(d) Commencing November 1, 1994, TNE Advisers has agreed to pay operating expenses of the Series in excess of an annual expense limit of 0.90% of average assets subject to the obligation of the Series to repay TNE Advisers such expenses in future years, if any, when the Series' expenses fall below this stated expense limit; such deferred expenses may be charged to the Series in a subsequent year to the extent that the charge does not cause the total expenses in such subsequent year to exceed the 0.90% expense limit; provided, however, that the Series is not obligated to repay any expense paid by TNE Advisers more than two years after the end of the fiscal year in which such expense was incurred.

                  WESTPEAK VALUE GROWTH SERIES
                                  April     Year Ended December
                                  30(a)             31,
                                   to
                                December
                                   31,
                                  1993       1994        1995

Net Asset Value, Beginning of    $100.00   $112.32     $109.03
the Period
Income From Investment
Operations
Net Investment Income             0.92       1.90        1.77
Net Gains or Losses on
Investments                       13.33     (3.25)      37.91
  (both realized and
unrealized)
     Total From Investment        14.25     (1.35)      39.68
Operations
Less Distributions
Distributions From Net           (0.92)     (1.92)      (1.71)
Investment Income
Distributions From Net           (1.00)      0.00       (5.69)
Realized Capital Gains
Distributions In Excess of Net   (0.01)      0.00        0.00
Realized Capital Gains
Distributions From Paid In        0.00      (0.02)       0.00
Capital
     Total Distributions          (1.93)    (1.94)      (7.40)
Net Asset Value, End of the     $ 112.32   $109.03     $141.31
Period
Total Return (%)                14.2 (b)    (1.2)       36.46
Ratio of Operating Expenses to
Average Net                     0.85 (c)     0.85        0.85
   Assets (%)(d)
Ratio of Net Investment Income  2.16 (c)     2.30        1.63
to Average Net Assets (%)
Portfolio Turnover Rate (%)      49 (c)      133          92
Net Assets, End of Period        $9,082    $22,934     $48,129
(000)
The Ratio of Expenses to
Average Net Assets without
giving effect to the voluntary
expense limitation
described in Footnote (d)
would have been (%)               0.94     0.86(d)     1.06(d)
                                 (c)(d)

(a)  Commencement of operations.

(b)  Not computed on an annualized basis.

(c)  Computed on an annualized basis.

(d) During the periods presented, the Series' adviser voluntarily agreed to reduce its fees and, if necessary, to assume expenses of the Series in order to limit the Series' expenses to an annual rate of 0.85% of the Series' average daily net assets.

                   WESTPEAK STOCK INDEX SERIES

                        Year Ended December 31,
               --------------------------------------
                 Mar.
                30(a)
                  to
               Dec. 31,
                 1987      1988      1989     1990
               -------   -------   -------  -------
Net Asset
Value,         $100.00    $84.74    $94.36  $117.36
Beginning of
the Year

Income From
Investment
Operations
Net Investment    2.44      3.48      3.55     3.76
Income

 Net Gains or
Losses on
Investments    (15.06)    10.39     24.83    (8.64)
(both realized
and
unrealized)

Total From
Investment     (12.62)    13.87     28.38    (4.88)
Operations

Less distributions
Distributions
From Net        (2.23)    (3.44)    (3.74)   (3.82)
Investment
Income

Distributions
From Net        (0.41)    (0.81)    (1.64)    0.00
Realized
Capital Gains

Distributions
in Excess of     0.00      0.00      0.00     0.00
Net Realized
Capital Gains

Distributions
From Paid-in     0.00      0.00      0.00    (0.17)
Capital

Total            (2.64)    (4.25)    (5.38)   (3.99)
Distributions

Net Asset
Value, End of   $84.74    $94.36   $117.36  $108.49
     Period

Total Return     (12.2)     16.3      30.2    (4.1)
(%)

Ratio of
Operating        0.31      0.36      0.34     0.36
Expenses to
Average Net
Assets(%)

Ratio of Net
Investment
Income to        3.36      3.92      3.31     3.36
Average Net
Assets (%)

Portfolio
Turnover          31        4         52       1
     Rate (%)

Net Assets, End
of              $9,002   $11,073   $15,501  $15,122
     Period
 (000)

WESTPEAK STOCK INDEX SERIES (continued)

                         Year Ended December 31,
               ------------------------------------------

                 1991      1992     1993*     1994      1995
               -------   -------   -------  -------   -------
Net Asset
Value,         $108.49   $137.39    $72.00   $76.48    $75.35
Beginning of
the Year

Income From
Investment
Operations
Net Investment    3.56      8.35      1.54     1.80      1.88
Income

 Net Gains or
Losses on
Investments     29.29      2.02      5.18    (0.92)    25.89
(both realized
and
unrealized)

Total From
Investment      32.85     10.37      6.72     0.88     27.77
Operations

Less distributions
Distributions
From Net        (3.56)    (8.35)    (1.36)   (1.82)    (1.85)
Investment
Income

Distributions
in Excess of     0.00      0.00     (0.18)    0.00      0.00
Net Investment
Income

Distributions
From Net        (0.39)   (67.41)    (0.55)   (0.16)    (1.18)
Realized
Capital Gains

Distributions
in Excess of     0.00      0.00     (0.15)    0.00      0.00
Net Realized
Capital Gains

Distributions
From Paid-in     0.00      0.00      0.00    (0.03)     0.00
Capital

Total            (3.95)   (75.76)    (2.24)   (2.01)    (3.03)
Distributions

Net Asset
Value, End of  $137.39    $72.00    $76.48   $75.35   $100.09
the Year

Total Return      30.4      7.3       9.7      1.1      36.92
(%)

Ratio of
Operating        0.36      0.35      0.34     0.33      0.40
Expenses to
Average Net
Assets(%)

Ratio of Net
Investment
Income to        2.86      2.63      2.52     2.59      2.20
Average Net
Assets (%)

Portfolio
Turnover          2         17        12       2         5
     Rate (%)

Net Assets, End
of             $20,496   $10,172   $28,817  $37,164   $58,671
     Period
 (000)

WESTPEAK STOCK INDEX SERIES (continued)
                     Year Ended December 31,

                 1991      1992      1993     1994      1995
The ratio of
expenses
without giving
effect to the
voluntary
expense           __        __        __       __       0.54
limitations
described in
Footnote (a)
would have
been

*Westpeak Investment Advisors assumed responsibililty for managing the Series' portfolio on August 1, 1993.

(a) Commencing November 1, 1994, TNE Advisers has agreed to pay operating expenses in future years, if any, when the Series' expenses fall below this stated expense limit; such deferred expenses may be charged to the Series in a subsequent year to the extent that the charge does not cause the total expenses in such subsequent year to exceed the 0.40% expense limit; provided, however, that the Series is not obligated to repay any expense paid by TNE Advisers more than two years after the end of the fiscal year in which such expense was incurred.

                  LOOMIS SAYLES BALANCED SERIES

                                        October
                                         31(a)        Year
                                          to          Ended
                                       December     December
                                       31, 1994     31, 1995
                                                   ]
Net Asset Value, Beginning of Period    $10.00        $9.94
Income From Investment Operations
Net Investment Income                    0.05         0.26
Net Gains or Losses on Investments      (0.06)        2.20
(both realized and unrealized)
     Total From Investment Operations   (0.01)        2.46
Less Distributions
Distributions From Net Investment       (0.05)       (0.26)
Income
Distributions in Excess of Net           0.00        (0.19)
Realized Capital Gains
     Total Distributions                (0.05)       (0.45)
Net Asset Value, End of the Period       $9.94       $11.95
Total Return (%)                       (0.10)(b)      24.79
Ratio of Operating Expenses to         0.85 (c)       0.84
Average Net Assets (%)(d)
Ratio of Net Investment Income to      4.16 (c)       4.03
Average Net Assets (%)
Portfolio Turnover Rate (%) (a)          0 (c)         72
Net Assets, End of Period (000)         $2,722       $18,823
The Ratio of Expenses to Average Net
Assets without giving effect to the
voluntary expense limitation          3.73 (c)(d)    1.85(d)
described in Footnote (d) would have
been (%)

(a)  Commencement of operations.

(b)  Not computed on an annualized basis.

(c)  Computed on an annualized basis.

(d) Commencing November 1, 1994, TNE Advisers has agreed to pay operating expenses of the Series in excess of an annual expense limit of 0.85% of average assets subject to the obligation of the Series to repay TNE Advisers such expenses in future years, if any, when the Series' expenses fall below this stated expense limit; such deferred expenses may be charged to the Series in a subsequent year to the extent that the charge does not cause the total expenses in such subsequent year to exceed the 0.85% expense limit; provided, however, that the Series is not obligated to repay any expense paid by TNE Advisers more than two years after the end of the fiscal year in which such expense was incurred.

                BACK BAY ADVISORS MANAGED SERIES

                       Year Ended December 31,
               -------------------------------------
               May 1(a)
                  to
               Dec. 31,
                 1987      1988      1989     1990
               -------   -------   -------  -------
Net Asset
Value,         $100.00    $96.62   $100.17  $114.65
Beginning of
the Year

Income From
Investment
Operations
Net Investment    2.80      5.13      4.31     5.47
Income

 Net Gains or
Losses on
Investments     (3.45)     4.04     14.77    (1.81)
(both realized
and
unrealized)

Total From
Investment      (0.65)     9.17     19.08     3.66
Operations

Less distributions
Distributions
From Net        (2.73)    (5.24)    (4.22)   (5.38)
Investment
Income

Distributions
From Net         0.00     (0.38)    (0.38)    0.00
Realized
Capital Gains

Distributions
From Paid-in     0.00      0.00      0.00    (0.14)
Capital

Total            (2.73)    (5.62)    (4.60)   (5.52)
Distributions

Net Asset
Value, End of   $96.62   $100.17   $114.65  $112.79
the Year

Total Return     (0.7)      9.5       19.1     3.2
(%)

Ratio of
Operating        0.66      0.64      0.57     0.57
Expenses to
Average Net
Assets(%)

Ratio of Net
Investment
Income to        4.96      5.88      5.29     5.58
Average Net
Assets (%)

Portfolio
Turnover          1         1         1        1
     Rate (%)

Net Assets, End
of              $7,694   $10,806   $23,622  $36,563
     Period
(000)

BACK BAY ADVISORS MANAGED SERIES (continued)

                           Year Ended December 31,
               -----------------------------------------------

                 1991      1992     1993*     1994      1995
               -------   -------   -------  -------   -------
Net Asset
Value,         $112.79   $127.87   $130.26  $137.18   $130.30
Beginning of
the Year

Income From
Investment
Operations
Net Investment    6.41     5.145      4.35     5.42      6.34
Income

 Net Gains or
Losses on
Investments     16.23      3.45      9.58    (6.92)    34.33
(both realized
and
unrealized)

Total From
Investment      22.64      8.59     13.93    (1.50)    40.67
Operations

Less distributions
Distributions
From Net        (6.41)    (5.13)    (4.36)   (5.38)    (6.34)
Investment
Income

Distributions
in Excess of     0.00      0.00      0.00     0.00     (0.23)
Net Investment
Income

Distributions
From Net        (1.15)    (1.07)    (2.65)    0.00     (0.88)
Realized
Capital Gains

Distributions
From Paid-in     0.00      0.00      0.00     0.00      0.00
Capital

Total            (7.56)    (6.20)    (7.01)   (5.38)    (7.45)
Distributions

Net Asset
Value, End of  $127.87   $130.26   $137.18  $130.30   $163.52
the Year

Total Return      20.2      6.7       10.7    (1.1)     31.26
(%)

Ratio of
Operating        0.55      0.54      0.53     0.54      0.64
Expenses to
Average Net
Assets(%)

Ratio of Net
Investment
Income to        5.45      5.32      3.65     3.98      4.06
Average Net
Assets (%)

Portfolio
Turnover          36        36        22       76        51
     Rate (%)

Net Assets, End
of             $49,995   $77,575   $121,339 $121,877  $147,536
     Period
 (000)

(a) Commencement of operations

      SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SERIES

                                         October
                                          31(a)        Year
                                            to        Ended
                                         December    December
                                         31, 1994    31, 1995

Net Asset Value, Beginning of Period      $10.00       $9.74
Income From Investment Operations
Net Investment Income                      0.12        0.58
Net Gains or Losses on Investments        (0.26)       1.30
(both realized and unrealized)
     Total From Investment Operations     (0.14)       1.88
Less Distributions
Distributions From Net Investment         (0.12)      (0.55)
Income
Distributions From Net Realized            0.00        0.22
Capital Gains
     Total Distributions                  (0.12)      (0.77)
Net Asset Value, End of the Period        $9.74       $10.85
Total Return (%)                        (1.40)(b)     19.38
Ratio of Operating Expenses to Average   0.85 (c)      0.84
Net Assets (%)(d)
Ratio of Net Investment Income to        7.05 (c)      8.39
Average Net Assets (%)
Portfolio Turnover Rate (%) (a)          403 (c)       202
Net Assets, End of Period (000)           $3,450      $9,484
The Ratio of Expenses to Average Net
Assets without
    giving effect to the voluntary         2.01      2.44(d)
expense limitation described in           (c)(d)
Footnote (d) would have been (%)

(a)  Commencement of operations.

(b)  Not computed on an annualized basis.

(c)  Computed on an annualized basis.

(d) Commencing November 1, 1994, TNE Advisers has agreed to pay operating expenses of the Series in excess of an annual expense limit of 0.85% of average assets subject to the obligation of the Series to repay TNE Advisers such expenses in future years, if any, when the Series' expenses fall below this stated expense limit; such deferred expenses may be charged to the Series in a subsequent year to the extent that the charge does not cause the total expenses in such subsequent year to exceed the 0.85% expense limit; provided, however, that the Series is not obligated to repay any expense paid by TNE Advisers more than two years after the end of the fiscal year in which such expense was incurred.

              BACK BAY ADVISORS BOND INCOME SERIES

                     Year Ended December 31,
               ----------------------------------
                 1986      1987     1988      1989
               -------   -------  -------   -------
Net Asset
Value,            $         $     $ 95.47    $92.75
Beginning of    119.34    123.45
the Year

Income From
Investment
Operations
Net Investment    10.2      8.97     8.52      8.58
Income

 Net Gains or
Losses on
Investments      6.66     (7.14)   (0.54)     2.81
(both realized
and
unrealized)

Total From
Investment      16.87      1.83     7.98     11.39
Operations

Less distributions
Distributions
From Net       (11.09)   (18.71)  (10.70)    (6.91)
Investment
Income

Distributions
in Excess of     0.00      0.00     0.00      0.00
Net Investment
Income

Distributions
From Net        (1.67)   (11.10)    0.00      0.00
Realized
Capital Gains

Total           (12.76)   (29.81)  (10.70)    (6.91)
Distributions

Net Asset
Value, End of  $123.45    $95.47   $92.75    $97.23
the Year

Total Return      15.8      1.4      8.4       12.3
(%)

Ratio of
Operating        0.50      0.45     0.47      0.45
Expenses to
Average Net
Assets(%)

Ratio of Net
Investment
Income to        8.86      8.65     8.50      8.62
Average Net
Assets (%)

Portfolio
Turnover         303       331      104        69
     Rate (%)

Net Assets, End
of             $16,379   $17,449  $15,750   $26,156
     Period
(000)

BACK BAY ADVISORS BOND INCOME SERIES (continued)

                               Year Ended December 31,
                 --------------------------------------------------

                 1990      1991     1992      1993      1994     1995
               -------   -------   -------  -------   -------  -------
Net Asset
Value,          $97.23    $97.61  $103.44   $103.47   $106.14   $95.53
Beginning of
the Year

Income From
Investment
Operations
Net Investment    8.49      8.53     7.96      5.70      7.05     7.34
Income

 Net Gains or
Losses on
Investments     (0.65)     8.90     0.51      7.38    (10.61)   12.85
(both realized
and
unrealized)

Total From
Investment       7.84     17.43     8.47     13.08     (3.56)   20.19
Operations

Less distributions
Distributions
From Net        (7.46)    (9.47)   (6.87)    (6.20)    (7.05)   (7.05)
Investment
Income

Distributions
In Excess of     0.00      0.00     0.00     (0.05)     0.00     0.00
Net Investment
Income

Distributions
From Net         0.00     (2.13)   (1.57)    (4.16)     0.00     0.00
Realized
Capital Gains

Total            (7.46)   (11.60)   (8.44)   (10.41)    (7.05)   (7.05)
Distributions

Net Asset
Value, End of   $97.61   $103.44  $103.47   $106.14    $95.53  $108.67
the Year

Total Return      8.1       18.0     8.2       12.6     (3.4)    21.20
(%)

Ratio of
Operating        0.46      0.45     0.44      0.43      0.44     0.55
Expenses to
Average Net
Assets(%)

Ratio of Net
Investment
Income to        8.57      8.27     7.70      6.47      6.75     7.22
Average Net
Assets (%)

Portfolio
Turnover         106       193       71       177        82       73
     Rate (%)

Net Assets, End
of             $40,631   $49,369  $83,057   $131,242  $126,234 $162,712
     Period
(000)

As of January 1, 1993, the Bond Income Series discontinued the use of equalization accounting.

             SALOMON BROTHERS U.S. GOVERNMENT SERIES

                                         October         Year
                                          31(a)         Ended
                                            to       December 31,
                                       December 31,      1995
                                           1994
Net Asset Value, Beginning of Period      $10.00         $9.96
Income From Investment Operations
Net Investment Income                      0.10          0.33
Net Gains or Losses on Investments        (0.04)         1.16
(both realized and unrealized)
     Total From Investment Operations      0.06          1.49
Less Distributions
Distributions From Net Investment         (0.10)        (0.33)
Income
Distributions From Net Realized            0.00         (0.08)
Capital Gains
     Total Distributions                  (0.10)        (0.41)
Net Asset Value, End of the Period        $9.96         $11.04
Total Return (%)                         0.60 (b)       15.02
Ratio of Operating Expenses to Average   0.70 (c)        0.70
Net Assets (%)(d)
Ratio of Net Investment Income to        5.70 (c)        5.62
Average Net Assets (%)
Portfolio Turnover Rate (%)             1,409 (c)        415
Net Assets, End of Period (000)           $2,012        $7,542
The Ratio of Expenses to Average Net
Assets without giving effect to the
voluntary expense limitation described 2.54 (c)(d)     2.90(d)
in Footnote (d) would have been (%)

(a)  Commencement of operations.

(b)  Not computed on an annualized basis.

(c)  Computed on an annualized basis.

(d) Commencing November 1, 1994, TNE Advisers has agreed to pay operating expenses of the Series in excess of an annual expense limit of 0.70% of average assets subject to the obligation of the Series to repay TNE Advisers such expenses in future years, if any, when the Series' expenses fall below this stated expense limit; such deferred expenses may be charged to the Series in a subsequent year to the extent that the charge does not cause the total expenses in such subsequent year to exceed the 0.70% expense limit; provided, however, that the Series is not obligated to repay any expense paid by TNE Advisers more than two years after the end of the fiscal year in which such expense was incurred.

              BACK BAY ADVISORS MONEY MARKET SERIES

                      Year Ended December 31,
               ----------------------------------
                  1986      1987     1988      1989
                -------   -------  -------   -------
Net Asset
Value,         $100.00   $100.00  $100.00   $100.00
Beginning of
the Year

Income From
Investment
Operations
Net Investment    6.58      6.33     7.25      8.85
Income

Total From
Investment       6.58      6.32     7.25      8.85
Operations

Less Distributions
Distributions
From Net        (6.58)    (6.32)   (7.25)    (8.85)
Investment
Income

Total            (6.58)    (6.32)   (7.25)    (8.85)
Distributions

Net Asset
Value, End of  $100.00   $100.00  $100.00   $100.00
the Year

Total Return      6.8       6.6      7.4       9.2
(%)

Ratio of
Operating        0.39      0.38     0.38      0.38
Expenses to
Average Net
Assets(%)

Ratio of Net
Investment
Income to        6.61      6.37     7.26      8.85
Average Net
Assets (%)

Net Assets, End
of Period      $26,794   $33,047  $38,929   $42,678
(000)

BACK BAY ADVISORS MONEY MARKET SERIES (continued)

                                  Year Ended December 31,
               -----------------------------------------------------------
                 1990      1991     1992      1993      1994     1995
               -------   -------   -------  -------   -------  -------
Net Asset
Value,         $100.00   $100.00   $100.00  $100.00   $100.00  $100.00
Beginning of
the Year

Income From
Investment
Operations
Net Investment    7.88      6.03     3.73      2.93      3.89     5.50
Income

Total From
Investment       7.88      6.03     3.73      2.93      3.89     5.50
Operations

Less distributions
Distributions
From Net        (7.88)    (6.03)   (3.73)    (2.93)    (3.89)   (5.50)
Investment
Income

Total            (7.88)    (6.03)   (3.73)    (2.93)    (3.89)   (5.50)
Distributions

Net Asset
Value, End of  $100.00   $100.00   $100.00  $100.00   $100.00  $100.00
the Year

Total Return      8.2       6.2       3.8      3.0       4.0      5.64
(%)

Ratio of
Operating        0.38      0.38     0.38      0.38      0.40     0.50
Expenses to
Average Net
Assets(%)

Ratio of Net
Investment
Income to        7.87      6.01     3.71      2.93      3.89     5.50
Average Net
Assets (%)

Net Assets, End
of Period      $60,071   $58,614   $61,607  $59,044   $73,960  $90,148
(000)

The Ratio of
Expenses to
Average Net
Assets without
giving effect
to the
voluntary         --        --       --        --        --      0.51
expense
limitations
described in
Footnote (a)
would have
been

(a) Commencing November 1, 1994, TNE Advisers has agreed to pay operating expenses of the Series in excess of an annual expense limit of 0.50% of average assets subject to the obligation of the Series to repay TNE Advisers such expenses in future years, if any, when the Series' expenses fall below this stated expense limit; such deferred expenses may be charged to the Series in a subsequent year to the extent that the charge does not cause the total expenses in such subsequent year to exceed the 0.50% expense limit; provided, however, that the Series is not obligated to repay any expense paid by TNE Advisers more than two years after the end of the fiscal year in which such expense was incurred.

                            THE FUND

  The Fund is a diversified, open-end management investment company organized in 1987 as a Massachusetts business trust under the laws of Massachusetts. The Fund is a series type company with fourteen investment portfolios: the Loomis Sayles Small Cap Series, the Draycott International Equity Series, the Alger Equity Growth Series, the Capital Growth Series, the Loomis Sayles Avanti Growth Series, the Venture Value Series, the Westpeak Value Growth Series, the Westpeak Stock Index Series, the Loomis Sayles Balanced Series, the Back Bay Advisors Managed Series, the Salomon Brothers Strategic Bond Opportunities Series, the Back Bay Advisors Bond Income Series, the Salomon Brothers U.S. Government Series and the Back Bay Advisors Money Market Series.

  Shares in the Fund are not offered directly to the general public and, currently, are available only to separate accounts established by New England Variable Life Insurance Company (''NEVLICO''), New England Mutual Life Insurance Company (''The New England'') or subsidiaries of The New England as an investment vehicle for variable life insurance or variable annuity products, although not all Series may be available to all separate accounts. In the future, however, such shares may be offered to separate accounts of insurance companies unaffiliated with NEVLICO or The New England.


               INVESTMENT OBJECTIVES AND POLICIES

Loomis Sayles Small Cap Series

      The Loomis Sayles Cap Series' investment objective is long-term capital growth from investments in common stocks or their equivalent.

     Loomis Sayles, the Series'subadviser, manages the Series by investing primarily in stocks of small cap companies with good earnings growth potential that Loomis Sayles believes are undervalued by the market. Typically, such companies range in size from $100 million to $500 million in market capitalization, have better than average growth rates at below average price/earnings ratios and have strong balance sheets and cash flow. Loomis Sayles seeks to build a core small cap portfolio of solid growth company stocks, with a smaller emphasis on special situations and turnarounds (companies that have experienced significant business problems but which Loomis Sayles believes have favorable prospects for recovery), as well as unrecognized stocks.

     Under unusual market conditions as determined by Loomis Sayles, all or any portion of the Series may be invested, for temporary, defensive purposes, in short-term debt instruments or in cash. In addition, under normal conditions, a portion of the Series' assets may be invested in short-term assets for liquidity purposes or pending investment in other securities. Short-term investments may include U.S. Government securities, certificates of deposit, commercial paper and other obligations of corporate issuers rated in the top two rating categories by a major rating agency or, if unrated, determined to be of comparable quality by the subadviser, and repurchase agreements that are fully collateralized by cash, U.S. Government securities or high-quality money market instruments.

Draycott International Equity Series

  The Draycott International Equity Series seeks total return from long-term growth of capital and dividend income, primarily through investment in international equity securities.

  The Series seeks to achieve its objective by investing primarily in common stocks, although the Series may invest in any type of equity securities. Normally the Series will invest at least 65% of its total assets in equity securities of issuers headquartered outside the United States, and substantially all of its assets (other than cash and short-term investments) in such equity securities or equity securities of issuers (including closed-end investment companies) that derive a substantial part of their revenues or profits from countries outside the United States. Under normal conditions, the Series' portfolio will contain equity securities of issuers from at least three countries outside the United States.

  The Series' subadviser, Draycott Partners, Ltd. (''Draycott''), will make investment decisions on behalf of the Series by, first, selecting countries where it anticipates sustainable growth that will exceed current market expectations. Within the selected countries, the subadviser will identify economic sectors that appear to present the most potential for risk-adjusted growth and finally, within the chosen economic sectors, the subadviser will select securities that are expected to offer the best value.

Alger Equity Growth Series

  The Alger Equity Growth Series' investment objective is to seek long-term capital appreciation. The Series' assets will be invested primarily in a diversified, actively managed portfolio of equity securities, primarily of companies having a total market capitalization of $1 billion or greater. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth progress, or may be companies providing products or services with a high unit volume growth rate.

  The Series' subadviser, Fred Alger Management, Inc. ("Alger Management"), seeks to achieve its objective by investing in equity securities, such as common or preferred stocks or securities convertible into or exchangeable for equity securities, including warrants and rights. Except during temporary defensive periods, the Series invests at least 85% of its net assets in equity securities and at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization of $1 billion or greater; the Series may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization of less than $1 billion. The Series anticipates that it will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market.

  The Series may invest in bank and thrift obligations, obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, foreign bank obligations and obligations of foreign branches of domestic banks, and variable rate master demand notes.

  The Series may also hold up to 15% of its net assets in money market instruments and repurchase agreements, purchase restricted securities (including Rule 144A securities) and enter into ''short sales against the box.''

  The Series may lend securities it owns so long as such loans do not exceed 331/3% of the Series' total assets.

Capital Growth Series

  The Capital Growth Series, which is advised by Capital Growth Management Limited Partnership (''CGM''), seeks long-term growth of capital through investment primarily in equity securities of companies whose earnings are expected to grow at a faster rate than the United States economy. Most of the Series' investments are normally in common stocks, although the Series may invest in any type of equity securities. Equity securities are common stocks and securities convertible into common stocks. The Series does not consider current income as a significant factor in selecting its investments. Equity securities are volatile investments, subject to price declines as well as advances, and involve greater risks than some other investment media.

Loomis Sayles Avanti Growth Series

  The Loomis Sayles Avanti Growth Series seeks long-term growth of capital. The Series ordinarily invests substantially all of its assets in equity securities. Investments are selected based on their growth potential; current income is not a consideration. The Series normally will invest primarily in equity securities of companies with medium and large capitalization (capitalization of $1 billion to $5 billion and over $5 billion, respectively), but will also invest a portion of its assets in equity securities of companies with relatively small market capitalization (under $1 billion). The Series may invest a limited portion of its assets in securities of foreign issuers. See "Investment Risks - Foreign Securities" below.

  Loomis Sayles, the Series' subadviser, selects investments based upon fundamental research and analysis of individual companies and industries. The subadviser selects investments for the Series based on qualitative and quantitative criteria including, among others, industry dominance and competitive position, consistent earnings growth, a history of high profitability, the subadviser's expectation of continued high profitability and overall financial strength, although not every investment will have all of these characteristics.

  The Series may invest in convertible securities, including corporate bonds, notes or preferred stocks that can be converted into common stocks or other equity securities.

Venture Value Series

  The Series' investment objective is growth of capital.  The
Series' subadviser is Davis Selected Advisers, L.P. ("Davis
Selected").

  The Series will primarily invest in domestic common stocks that Davis Selected believes have capital growth potential due to factors such as undervalued assets or earnings potential, product development and demand, favorable operating ratios, resources for expansion, management abilities, reasonableness of market price, and favorable overall business prospects. The Series will generally invest predominantly in equity securities of companies with market capitalizations of at least $250 million. It may also invest in issues with smaller capitalizations.

  The Series may invest in foreign securities, and may hedge currency fluctuation risks related thereto. The Series may invest in U.S. registered investment companies that primarily invest in foreign securities, provided that no such investment may cause more than 10% of the Series' total assets to be invested in such companies. The Series may invest in restricted securities, which may include Rule 144A securities.

  The Series may write covered call options on its portfolio securities, but currently intends to invest in such options only to the extent that less than 5% of its net assets would be subject to the options.

  The Series may lend securities it owns so long as such loans do not exceed 5% of the Series' net assets.

Westpeak Value Growth Series

  The Series, for which Westpeak Investment Advisors, L.P. ("Westpeak") acts as subadviser, seeks long-term total return (capital appreciation and dividend income) through investment in equity securities. Emphasis will be given to both undervalued securities (''value'' style) and securities of companies with growth potential (''growth'' style). The Series will ordinarily invest substantially all its assets in equity securities.

  The Series may engage in transactions in futures contracts solely for the purpose of maintaining full exposure of the portfolio to the movements of broad equity markets at times when the Series holds a cash position pending investment in stocks or in anticipation of redemptions. See ''Futures and Other Hedging Transactions'' under ''Investment Risks'' below and ''Futures'' in the Statement of Additional Information.

Westpeak Stock Index Series

  The Series, for which Westpeak Investment Advisors, L.P. ("Westpeak") acts as subadviser, seeks to provide investment results that correspond to the composite price and yield performance of United States publicly traded common stocks. The Series seeks to achieve this investment objective by attempting to duplicate the composite price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the ''S&P 500 Index'').

  The S&P 500 Index fluctuates with changes in the market value of the stocks included in the Index. An investment in the Series involves risks similar to the risks of investing directly in the stocks included in the S&P 500 Index.

  The Series seeks to duplicate the composite price and yield performance of the S&P 500 Index at lower cost without investing in all of the 500 stocks included in the Index by selecting stocks having a combination of characteristics similar to the omitted stocks and, in order to minimize ''tracking error,'' adjusting the proportions of the stocks included in the Series' portfolio relative to each stock's weighting in the S&P 500 Index. (''Tracking error'' is a statistical measure of the difference between the investment results of the Series, before taking into account the Series' expenses, and the investment results of the S&P 500 Index.)

  Westpeak currently expects that, depending on its size, the Westpeak Stock Index Series will ordinarily invest in approximately 300 of the 500 stocks included in the S&P 500 Index. From time to time and over any period of time, this number may be significantly higher or lower, depending on the size of the Series and on Westpeak's judgment as to the appropriate number of stocks in which to invest in order to approximate the composite price and yield performance of the S&P 500 Index. In the future, however, the Series may, without shareholder approval, select a stock index other than the S&P 500 Index as the standard of comparison for the Series' investments, or discontinue the practice of using a stock index as the standard of comparison for the common stock portion of the Series' portfolio. The Series may also engage in futures transactions to reduce tracking error. See ''Futures and Other Hedging Transactions'' under ''Investment Risks'' below and ''Futures'' in the Statement of Additional Information.

Loomis Sayles Balanced Series

  The Series' investment objective is reasonable long-term investment return from a combination of long-term capital appreciation and moderate current income.

  The Series, for which Loomis Sayles acts as subadviser, is ''flexibly managed'' in that sometimes it invests more heavily in equity securities and at other times it invests more heavily in fixed-income securities, depending on Loomis Sayles' view of the economic and investment outlook. Most of the Series' investments are normally in dividend-paying common stocks of recognized investment quality that are expected to achieve growth in earnings and dividends over the long term. Fixed-income securities include notes, bonds, non-convertible preferred stock and money market instruments. The Series may invest in adjustable rate mortgage securities, asset-backed securities, stripped mortgage securities (see "STRIPS" in the Statement of Additional Information) and inverse floaters, subject to a limit of 5% of the Series' assets for each of these instruments. The Series may invest in securities rated BB or Ba by Standard & Poor's Ratings Group ("Standard & Poor's or "S & P") or Moody's Investors Service, Inc. ("Moody's") or lower (or in unrated securities that Loomis Sayles determines to be of comparable quality). During the fiscal year ended December 31, 1995, __% of the average month-end net assets of the Series was invested in fixed-income securities rated in the rating category (BB or Ba) just below investment grade and no assets were invested in fixed-income securities rated below this level. The Series invests at least 25% of its assets in fixed-income senior securities and, under normal market conditions, more than 50% of its assets in equity securities. The Series also may invest in foreign securities.
See "Investment Risks - Foreign Securities" below.

Back Bay Advisors Managed Series

  The investment objective of the Series is to provide a favorable total investment return through investment in a diversified portfolio of common stocks and fixed income securities. These investments will be made in proportions that Back Bay Advisors, L.P. ("Back Bay Advisors"), the Series' subadviser, deems appropriate for an investor who wishes to invest in a portfolio containing a diversified mix of assets.

  It is expected that more often than not the investment portfolio of the Series will contain a higher proportion of common stocks than of notes and bonds, and a higher proportion of notes and bonds than of money market instruments. However, Back Bay Advisors will make variations in the proportions of each investment category in accordance with its assessment of the outlook for the economy and the financial markets and its judgment about the relative attractiveness of each asset type in light of economic conditions. The Series may also engage in futures transactions to manage its portfolio exposure to the risks of investment in common stocks or notes and bonds. The Series will engage in futures transactions only to the extent allowed by state law and regulations. See ''Investment Risks - Futures and Other Hedging Transactions'' below and ''Futures'' in the Statement of Additional Information.

  The investment practices with respect to the common stock portion of the Series center upon selecting a portfolio of securities, drawn from the S&P 500, which taken as a group can be characterized as high capitalization growth issues. A proprietary quantitative model is used to achieve an industry sector-neutral investment approach. In addition, as conditions warrant, a portion of the stock portfolio may be invested in "value" situations, as identified by Back Bay Advisors' quantitative model. In the future, however, the Series may, without shareholder approval, select a stock index other than the S&P 500 Index as the standard of comparison for the Series' common stock investments, or discontinue the practice of using a stock index as the standard of comparison for the common stock portion of the Series' portfolio. The Series may invest a limited portion of its assets in securities of foreign issuers and may invest in convertible securities. See "Investment Risks - Foreign Securities."

  The fixed income portion of the Series' portfolio will be invested in bonds of the types in which the Back Bay Advisors Bond Income Series is permitted to invest. See ''Back Bay Advisors Bond Income Series'' above for a description of these types of investments and some possible risks associated with them. During the fiscal year ended December 31, 1995, 2.7% of the average month-end net assets of the Series was invested in fixed-income securities rated in the rating category (BB or Ba) just below investment grade and no assets were invested in fixed-income securities rated below this level.

Salomon Brothers Strategic Bond Opportunities Series

  The Salomon Brothers Strategic Bond Opportunities Series' investment objective is to seek a high level of total return consistent with preservation of capital.

  Based upon Salomon Brothers Asset Management Inc's, which acts as sub-adviser to the Series, assessment of the relative risks and opportunities available in various market segments, assets will be allocated among U.S. Government obligations, mortgage backed securities, domestic and foreign corporate debt and sovereign debt securities rated investment grade (BBB or higher by S&P or Baa or higher by Moody's) (or unrated but deemed to be of equivalent quality in the subadviser's judgment) and domestic and foreign corporate debt and sovereign debt securities rated below investment grade. The Series may invest in fixed and floating rate loans (''Loans'') arranged through private negotiations between a foreign sovereign entity and one or more financial institutions, in the form of participations in such Loans (''Participations'') and assignments of all or a portion of Loans from third parties (''Assignments''). See ''Loan Participations and Assignments'' below.

  Depending on market conditions, the Series may invest without limit in below investment grade securities, which involve significantly greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities. Although the Series' subadviser does not anticipate investing in excess of 75% of the Series' assets in domestic and developing country debt securities that are rated below investment grade, the Series may invest a greater percentage in such securities when, in the opinion of the subadviser, the yield available from such securities outweighs their additional risks. Certain of the debt securities in which the Series may invest may be rated as low as ''C'' by Moody's or ''D'' by S&P or may be considered comparable to securities having such ratings. Securities of below investment grade quality are considered high yield, high risk securities and are commonly known as ''junk bonds.'' See ''Investment Risks_Lower Rated Fixed-Income Securities'' below. During the fiscal year ended December 31, 1995, __% of the average month-end net assets of the Series was invested in fixed-income securities rated in the rating category (BB or Ba) just below investment grade and no assets were invested in fixed-income securities rated below this level.

  In addition, the Series may invest in securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities, including mortgage backed securities and may also invest in preferred stocks, convertible securities (including those issued in the Euromarket), securities carrying warrants to purchase equity securities, privately placed debt securities, stripped mortgage securities, zero coupon securities and inverse floaters.

  The Series may, and the subadviser anticipates that under certain market conditions it will, invest up to 100% of its assets in foreign securities, including Brady Bonds. Brady Bonds are debt obligations created through the exchange of commercial bank loans for new obligations under a plan introduced by former U.S. Treasury Secretary Nicholas Brady. See ''High Yield/High Risk Foreign Sovereign Debt Securities'' below. There is no limit on the value of the Series' assets that may be invested in any one country or in assets denominated in any one country's currency.

  The Series may also invest in debt obligations issued or guaranteed by a foreign sovereign government or one of its agencies or political subdivisions and debt obligations issued or guaranteed by supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the ''World Bank''), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. Such supranational issued instruments may be denominated in multi-national currency units.

  The Series currently intends to invest substantially all of its assets in fixed-income securities. In order to maintain liquidity, the Series may invest up to 20% of its assets in high-quality short-term money market instruments.

  The Series' subadviser will have discretion to select the range of maturities of the various fixed-income securities in which the Series will invest. The weighted average life of the Series may vary substantially from time to time depending on economic and market conditions.

  The Series may purchase and sell (or write) exchange-listed and over-the-counter put and call options on securities, financial futures contracts and fixed income indices and other financial instruments, enter into financial futures contracts, enter into interest rate transactions, and enter into currency transactions. Interest rate transactions may take the form of swaps, structured notes, caps, floors and collars, and currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts. See ''Futures and Other Hedging Transactions'' under ''Investment Risks'' below and ''Futures'' in the Statement of Additional Information.

  The Series may lend securities it owns so long as such loans do not represent more than 20% of the Series' total assets.

Back Bay Advisors Bond Income Series

  The investment objective of the Series is to provide a high level of current income consistent with protection of capital and moderate investment risk through investment primarily in U.S. Government and corporate bonds. In general, fixed-income securities, such as the bonds in which the Series may invest, are subject to credit risk (the risk that the obligor will default in the payment of principal and/or interest) and to market risk (the risk that the market value of the securities will change as a result of changes in market rates of interest). The Series may also invest in convertible securities. See "Investment Risks - Convertible Securities" below.

  At least 80% of the Series' assets will consist of securities rated AAA, AA, A or BBB by S&P or Aaa, Aa, A or Baa by Moody's or unrated but determined by Back Bay Advisors, the Series' subadviser, to be of comparable quality to securities in those rating categories. The Series may not invest more than 10% of its total net assets in obligations of foreign issuers. Investments in foreign securities will subject the Series to special considerations related to political, economic and legal conditions outside of the U.S. These considerations include the possibility of unfavorable currency exchange rates, exchange control regulations (including currency blockage), expropriation, nationalization, withholding taxes on income and difficulties in enforcing judgments. Foreign securities may be less liquid and more volatile than comparable U.S. securities. Some foreign issuers are subject to less comprehensive accounting and disclosure requirements than similar U.S. issuers. Transactions in foreign securities include currency conversion costs. Brokerage and custodial costs for foreign securities may be higher than for U.S. securities. The Series will invest in these securities only when Back Bay Advisors believes the associated risks are minimal.

  Up to 20% of the Series' assets may be invested in securities rated BB or Ba or lower (or in unrated securities that Back Bay Advisors determines to be of comparable quality). During the fiscal year ended December 31, 1995, ____% of the average month-end net assets of the Series was invested in fixed-income securities rated in the rating category (BB or Ba) just below investment grade and no assets were invested in fixed-income securities rated below this level. Securities rated BB or lower by S&P or Ba or lower by Moody's (or unrated but determined to be of comparable quality by Back Bay Advisors) are considered high yield, high risk securities and are commonly known as ''junk bonds." The Series will acquire no security rated below BB or Ba (or unrated but determined to be of comparable quality by Back Bay Advisors). If a security held by the Series is downgraded below BB or Ba, Back Bay Advisors will determine at that time whether the Series will continue to hold the security, taking into account the current conditions.

  The average maturity of the Back Bay Advisors Bond Income
Series' portfolio will usually be between five and fifteen years.

Salomon Brothers U.S. Government Series

  The Series' investment objective is to provide a high level of current income consistent with preservation of capital and maintenance of liquidity.

  The Series seeks to achieve its objective by investing primarily in debt obligations (including mortgage backed securities) issued or guaranteed by the U.S. Government or its agencies, authorities or instrumentalities or derivative securities (such as collateralized mortgage obligations) backed by such securities.

  At least 80% of the total assets of the Series will be invested in:

     (1) mortgage backed securities guaranteed by the Government National Mortgage Association (''GNMA'') that are supported by the full faith and credit of the U.S. Government. Such securities entitle the holder to receive all interest and principal payments due, whether or not payments are actually made on the underlying mortgages;

     (2) U.S. Treasury obligations;

     (3) debt obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government which are backed by their own credit but are not necessarily backed by the full faith and credit of the U.S. Government;

     (4) mortgage related securities guaranteed by agencies or instrumentalities of the U.S. Government which are supported by their own credit but not the full faith and credit of the U.S. Government, such as the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association ("FNMA"), and

     (5) collateralized mortgage obligations issued by private issuers for which the underlying mortgage backed securities serving as collateral are backed (i) by the credit of the U.S. Government agency or instrumentality which issues or guarantees the mortgage backed securities, or (ii) by the full faith and credit of the U.S. Government.

  Under normal market conditions, at least 65% of the Series' total assets will be invested in securities issued or guaranteed by the U.S. Government or an agency, authority or instrumentality thereof. For purposes of this policy, securities that are not issued or guaranteed by the U.S. Government or an agency, authority or instrumentality will not count toward the 65%, even if they are backed by mortgages (or other collateral) that are so guaranteed.

  Any guarantee of the securities in which the Series invests runs only to principal and interest payments on the securities and not to the market value of such securities or the principal and interest payments on the underlying mortgages. In addition, the guarantee runs to the portfolio securities held by the Series and not to the purchase of shares of the Series.

  The Series may purchase or write options on securities, options on securities indices and options on futures contracts and buy or sell futures on financial instruments and securities indices.

  Up to 20% of the total assets of the Series may be invested in marketable debt securities of domestic issuers and of foreign issuers (payable in U.S. dollars) rated at the time of purchase Baa or higher by Moody's or BBB or higher by S&P, or, if unrated, deemed to be of equivalent quality in Salomon Brothers Management Inc's judgment, convertible securities (including those issued in the Euromarket), securities carrying warrants to purchase equity securities and privately placed debt securities.

  The Series may lend securities it owns so long as such loans do not represent more than 20% of the Series' total assets.

Back Bay Advisors Money Market Series

    The Series seeks the highest possible level of current income consistent with preservation of capital through investment in a managed portfolio of high quality money market instruments including: (1) obligations backed by the full faith and credit of the United States Government, such as bills, notes and bonds issued by the U.S. Treasury or by such government agencies as the Farmers' Home Administration or the Small Business Administration; (2) other obligations issued or guaranteed by the United States Government or its agencies, authorities or instrumentalities, such as obligations of the Tennessee Valley Authority, Federal Land Banks and FNMA (together with full faith and credit obligations, ''U.S. Government Securities''); (3) commercial paper and other corporate debt obligations rated in the highest rating category by Standard & Poor's or Moody's or, if unrated, of comparable quality as determined by Back Bay Advisors, L.P. (''Back Bay Advisors''), the Series' subadviser, under guidelines approved by the Fund's Trustees; (4) repurchase agreements relating to any of the above and (5) obligations of banks or savings and loan associations (such as bankers' acceptances and certificates of deposit, including Eurodollar obligations of foreign branches of U.S. banks and dollar denominated obligations of U.S. and United Kingdom branches of foreign banks) whose net assets exceed $100,000,000;

  The Series may invest up to 100% of its assets in certificates of deposit, bankers' acceptances and other bank obligations.

  All the Series' money market instruments mature in less than 397 days and its dollar-weighted average portfolio maturity is 90 days or less. The Series calculates the maturity of repurchase agreements by reference to the repurchase date, not by reference to the maturity of the underlying security.

  By investing only in high quality, short-term securities, the Series seeks to minimize credit risk and market risk. Credit risk is the risk that the obligor will default in the payment of principal and/or interest. In a repurchase agreement transaction, credit risk relates to the performance by the other party of its obligation to repurchase the underlying security from the Series. If the other party defaults on that obligation, the Series may face various delays and risks of loss. Market risk is the risk that the market value of the securities will change as a result of changes in market rates of interest. The Series expects that those changes will be minimal and that the Series will be able to maintain the net asset value of its shares at a constant of $100, although this cannot be assured.

  The Eurodollar obligations of foreign branches of U.S. banks and U.S. and United Kingdom branches of foreign banks in which the Series may invest may be subject to certain risks which do not apply to obligations of domestic branches of U.S. banks. These risks may relate to foreign economic, political and legal developments and to the fact that foreign banks and foreign branches of U.S. banks may be subject to different regulatory requirements.

Additional Information

  Except for the investment objective of the Loomis Sayles Small Cap, Capital Growth, Loomis Sayles Avanti Growth, Westpeak Value Growth, Westpeak Stock Index, Back Bay Advisors Managed, Back Bay Advisors Bond Income and Back Bay Advisors Money Market Series, or except as otherwise explicitly stated in this Prospectus or the Statement, each Series' investment policies may be changed at any time without shareholder approval.

  Equity securities are securities that represent an ownership interest (or the right to acquire such an interest) in a company, and include common and preferred stocks and securities exercisable for or convertible into common or preferred stocks (such as warrants, convertible debt securities and convertible preferred stock).

  The Loomis Sayles Small Cap Series, Draycott International Equity Series, Alger Equity Growth Series, Capital Growth Series, Loomis Sayles Avanti Growth Series, Venture Value Series, Westpeak Value Growth Series and Westpeak Stock Index Series seek to attain their objectives by normally investing their assets primarily in equity securities. When the particular Series' adviser or subadviser deems it appropriate, however, any of these Series may, for temporary defensive purposes, hold all or a substantial portion of its assets in cash or fixed-income investments, including U.S. Government obligations, investment grade (and comparable unrated) corporate bonds or notes, money market instruments, bankers acceptances and repurchase agreements. In addition, the Draycott International Equity Series may invest temporarily in foreign government, agency or corporate debt obligations. No estimate can be made as to when or for how long any Series will employ defensive strategies.


INVESTMENT RISKS

 Equity Securities (Loomis Sayles Small Cap, Draycott
International Equity, Alger Equity Growth, Capital Growth, Loomis
Sayles Avanti Growth, Venture Value, Westpeak Value Growth,
Westpeak Stock Index, Loomis Sayles Balanced and Back Bay
Advisors Managed Series)

Equity securities are more volatile and more risky than some other forms of investment. Therefore, the value of your investment in a Series may sometimes decrease instead of increase. Investments in companies with relatively small capitalization may involve greater risk than is usually associated with more established companies. These companies often have sales and earnings growth rates which exceed those of companies with larger capitalization. Such growth rates may in turn be reflected in more rapid share price appreciation. However, companies with smaller capitalization often have limited product lines, markets or financial resources and they may be dependent upon a relatively small management group. The securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalization or the market averages in general. The net asset value of a Series that invests in companies with smaller capitalization, therefore, may fluctuate more widely than market averages.

 Convertible Securities (Draycott International Equity, Alger Equity Growth, Capital Growth, Loomis Sayles Avanti Growth, Loomis Sayles Balanced, Back Bay Advisors Managed, Salomon Brothers Strategic Bond Opportunities and Back Bay Advisors Bond Income Series)

Convertible securities include debt securities or preferred stock that are convertible into stock as well as other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally increase or decrease as the values of the underlying equity securities increase or decrease. The movements in the prices of convertible securities, however, may be smaller than the movements in the value of the underlying equity securities. Convertible debt and preferred stock usually provide a higher yield than the underlying equity securities, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity securities. The value of convertible securities that pay dividends or interest, like the value of all fixed-income securities, generally fluctuates inversely with changes in interest rates. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities for which they are exercisable, but only the right to buy such securities at a particular price. The Loomis Sayles Avanti Growth Series will not purchase any convertible debt security or convertible preferred stock that has not been rated at the time of acquisition investment grade by one major rating agency or that is not rated but is determined to be of comparable quality by the Series' adviser.

 Fixed-Income Securities (All Series)

Fixed-income securities include a broad array of short, medium and long term obligations issued by the U.S. or foreign governments, government or international agencies and instrumentalities, and corporate issuers of various types. Some fixed income securities represent uncollateralized obligations of their issuers; in other cases, the securities may be backed by specific assets (such as mortgages or other receivables) that have been set aside as collateral for the issuer's obligation. Fixed-income securities generally involve an obligation of the issuer to pay interest or dividends on either a current basis or at the maturity of the security, as well as the obligation to repay the principal amount of the security at maturity.

Fixed-income securities involve both credit risk and market risk. Credit risk is the risk that the security's issuer will fail to fulfill its obligation to pay interest, dividends or principal on the security. Market risk is the risk that the value of the security will fall because of changes in market rates of interest. (Generally, the value of fixed-income securities falls when market rates of interest are rising.) Some fixed-income securities also involve prepayment or call risk. This is the risk that the issuer will repay a Series the principal on the security before it is due, thus depriving the Series of a favorable stream of future interest or dividend payments.

Because interest rates vary, it is impossible to predict the income for any particular period of a Series that invests in fixed-income securities. Fluctuations in the value of a Series' investments in fixed-income securities will cause a Series' net asset value to increase or decrease.

 Lower Rated Fixed-Income Securities (Loomis Sayles Balanced, Back Bay Advisors Managed, Salomon Brothers Strategic Bond
Opportunities and Back Bay Advisors Bond Income Series)

Fixed-income securities rated BB or lower by S&P or Ba or lower by Moody's (and comparable unrated securities) are of below "investment grade" quality. Lower quality fixed-income securities generally provide higher yields, but are subject to greater credit and market risk than higher quality fixed-income securities. Lower quality fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the investment objective of a mutual fund investing in lower quality fixed-income securities may be more dependent on the Series' sub-adviser's own credit analysis than for a fund investing in higher quality bonds. The market for lower quality fixed-income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower rated fixed-income securities. This lack of liquidity at certain times may affect the valuation of these securities and may make the valuation and sale of these securities more difficult. Securities of below investment grade quality are considered high yield, high risk securities and are commonly known as "junk bonds." For more information, including a detailed description of the ratings assigned by S&P and Moody's, please refer to "Appendix A - Ratings of Securities."

 Mortgage-Related Securities (Loomis Sayles Balanced, Back Bay
Advisors Managed, Salomon Brothers Strategic Bond Opportunities,
Back Bay Advisors Bond Income and Salomon Brothers U.S.
Government Series)

Mortgage-related securities, such as GNMA or FNMA certificates, differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if a Series purchases these assets at a premium, a faster-than-expected prepayment rate will reduce yield to maturity, and a slower-than-expected prepayment rate will have the opposite effect of increasing yield to maturity. If a Series purchases mortgage-related securities at a discount, faster-than-expected prepayments will increase, and slower-than-expected prepayments will reduce, yield to maturity. Prepayments, and resulting amounts available for reinvestment by the Series, are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates. Accelerated prepayments on securities purchased at a premium may result in a loss of principal if the premium has not been fully amortized at the time of prepayment. Although these securities will decrease in value as a result of increases in interest rates generally, they are likely to appreciate less than other fixed-income securities when interest rates decline because of the risk of prepayments.

 Collateralized Mortgage Obligations (Loomis Sayles Balanced, Back Bay Advisors Managed, Salomon Brothers Strategic Bond
Opportunities, Back Bay Adviors Bond Income and Salomon Brothers
U.S. Government Series)

A collateralized mortgage obligation (''CMO'') is a security backed by a portfolio of mortgages or mortgage securities held under a trust indenture. In some cases, the underlying mortgages or mortgage securities are issued or guaranteed by the U.S. Government or an agency or instrumentality thereof, but the obligations purchased by a Series will in many cases not be so issued or guaranteed. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its maturity. The early retirement of a particular class or series of CMO held by a Series would have the same effect as the prepayment of mortgages underlying a mortgage pass-through security.

 ''Stripped'' Mortgage Securities (Salomon Brothers Strategic Bond Opportunities and Salomon Brothers U.S. Government Series)

''Stripped'' mortgage securities are issued by agencies or instrumentalities of the U.S. Government or private issuers. Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distribution on a pool of mortgage assets. In some cases, one class will receive all of the interest (the interest-only or ''IO'' class), while the other class will receive all of the principal (the principal-only or ''PO'' class). Stripped mortgage securities have greater market volatility than other types of mortgage securities. If the underlying mortgage assets experience greater than anticipated payments of principal, the Series may fail to recoup fully its investments in IOs. The staff of the SEC has indicated that it views stripped mortgage securities as illiquid. Until further clarification of the matter is provided by the staff, the Series will treat its investment in stripped mortgage securities as illiquid. As a result, these investments, together with any other illiquid investments, will not exceed 15% of a Series' net assets.

 Adjustable Rate Mortgage Securities (Loomis Sayles Balanced,
Salomon Brothers Strategic Bond Opportunities and  Salomon
Brothers U.S. Government Series)

An adjustable rate mortgage security (''ARM''), like a traditional mortgage security, is an interest in a pool of mortgage loans that provides investors with payments consisting of both principal and interest as mortgage loans in the underlying mortgage pool are paid off by the borrowers. ARMs have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rates are reset only periodically, changes in the interest rate on ARMs may lag changes in prevailing market interest rates. Also, some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. As a result, changes in the interest rate on an ARM may not fully reflect changes in prevailing market interest rates during certain periods. Because of the resetting of interest rates, ARMs are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall.

 Asset Backed Securities (Loomis Sayles Balanced, Salomon Brothers Strategic Bond Opportunities and Salomon Brothers U.S. Government
Series)

The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. Through the use of trusts and special purpose corporations, automobile and credit card receivables are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to the CMO structure. Generally the issuers of asset backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset backed securities is of shorter maturity than mortgage loans. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, the Series will ordinarily reinvest the prepaid amounts in securities the yields of which reflect interest rates prevailing at the time. Therefore, a Series' ability to maintain a portfolio which includes high-yielding asset backed securities will be adversely affected to the extent that prepayments of principal must be reinvested in securities which have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss. A Series will only invest in asset backed securities rated, at the time of purchase, AA or better by S&P or Aa or better by Moody's or which, in the opinion of the subadviser, are of comparable quality.

 Inverse Floaters (Loomis Sayles Balanced, Salomon Brothers
Strategic Bond Opportunities and Salomon Brothers U.S. Government
Series)

The Series listed above may invest in inverse floaters, which are derivative mortgage securities. Inverse floaters are structured as a class of security that receives distributions on a pool of mortgage assets and whose yields move in the opposite direction of short-term interest rates, sometimes, at an accelerated rate. Inverse floaters may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Inverse floaters have greater volatility than other types of mortgage securities in which the Series invest (with the exception of stripped mortgage securities). Although inverse floaters are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, inverse floaters are generally illiquid.

 Repurchase Agreements (All Series)

In repurchase agreements, a Series buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a later date. Such transactions afford an opportunity for a Series to earn a return on available cash at minimal market risk, although the Series may be subject to various delays and risks of loss if the seller is unable to meet its obligation to repurchase.

 Reverse Repurchase Agreements and Dollar Roll Agreements (Salomon Brothers Strategic Bond Opportunities and Salomon Brothers U.S.
Government Series)

The Series may enter into reverse repurchase agreements and dollar roll agreements with banks and brokers to enhance return.

Reverse repurchase agreements involve sales by the Series of portfolio assets concurrently with an agreement by the Series to repurchase the same assets at a later date at a fixed price. During the reverse repurchase agreement period, the Series continues to receive principal and interest payments on these securities and also has the opportunity to earn a return on the collateral furnished by the counterparties to secure its obligation to redeliver the securities.

Dollar rolls are transactions in which the Series sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Series forgoes principal and interest paid on both the securities sold and those to be purchased. The Series is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the ''drop'') as well as by the interest earned on the cash proceeds of the initial sale.

The Series will establish segregated accounts with the Fund's custodian in which they will maintain cash, U.S. Government Securities or other liquid high grade debt obligations equal in value to their obligations with respect to reverse repurchase agreements and dollar rolls. Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities retained by the Series may decline below the price of the securities the Series has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement or dollar roll files for bankruptcy or becomes insolvent, the Series' use of the proceeds of the agreement may be restricted pending a determination by the other party or its trustee or receiver, whether to enforce the Series' obligation to repurchase the securities. Reverse repurchase agreements and dollar rolls are not considered borrowings by the Series for purpose of the Series' fundamental investment restriction with respect to borrowings.

 Options (Draycott International Equity, Venture Value, Salomon
Brothers Strategic Bond Opportunities and Salomon Brothers U.S.
Government Series)

A Series may seek to increase its current return by writing covered call options and covered put options, with respect to securities it holds or intends to buy, through the facilities of options exchanges and directly with market makers in the over-the-counter market. A Series receives a premium from writing a call or put option, which increases the Series' current return if the option expires unexercised or is closed out at a net profit.

At times when a Series has written call options on a substantial portion of its portfolio, the Series' ability to profit and its risk of loss from changes in market prices of portfolio securities will be limited. Appreciation in securities covering the options would likely be partially or wholly offset by losses on the options. The termination of options positions under such conditions would generally result in the realization of short-term capital losses, which would reduce the Series' current return. Accordingly, a Series may seek to realize capital gains to offset realized losses by selling securities.

As described in the Statement, over-the-counter options involve certain special risks (including liquidity and credit risks) not necessarily present with exchange-listed options. A Series will treat as illiquid any over-the-counter options and assets maintained as ''cover'' for over-the-counter options that the Series has written.

The options markets of foreign countries are small compared to those of the United States and consequently are characterized in most cases by less liquidity than are the U.S. markets. In addition, foreign markets may be subject to less detailed reporting requirements and regulatory controls than U.S. markets.
See ''Foreign Securities'' below.

 Futures and Other Hedging Transactions (Draycott International Equity, Venture Value, Westpeak Value Growth, Westpeak Stock Index, Loomis Sayles Balanced, Back Bay Advisors Managed, Salomon Brothers Strategic Bond Opportunities and Salomon Brothers U.S. Government Series)

Futures contracts are exchange-traded obligations to buy or sell a particular security on a specified future date (or to pay or receive amounts based on the value of a securities index or currency on that date).

The use of futures transactions entails certain special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related securities or currency position of a Series could create the possibility that losses on the futures contracts are greater than gains in the value of the Series' position. In addition, futures markets could be illiquid in some circumstances. As a result, in certain markets, a Series might not be able to close out a transaction without incurring substantial losses. Although a Series' use of futures transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time it will tend to limit any potential gain to a Series that might result from an increase in value of the position. The daily variation margin requirements for futures contracts create a greater ongoing potential financial risk than would purchases of options, in which case the exposure is limited to the cost of the initial premium.

Each of these Series may, at the discretion of its subadviser, engage in foreign currency exchange transactions, in connection with the purchase and sale of portfolio securities, to protect the value of specific portfolio positions or in anticipation of changes in relative values of currencies in which current or future Series' portfolio holdings are denominated or quoted.

For hedging purposes, each of these Series may also buy put or call options on securities that it holds or intends to buy. In addition to engaging in options transactions on established exchanges, a Series may purchase over-the-counter options from brokerage firms and other financial institutions.

Each of these Series may invest in options and futures contracts on various securities indices to hedge against changes in the value of securities it holds or expects to acquire. These Series may also invest in options on index futures.

No Series will invest more than 5% of its net assets in futures or premiums for options on futures that are traded on a U.S.
commodities exchange.

Certain asset segregation requirements apply when a Series becomes obligated under a hedging instrument. There is no assurance that a Series' hedging strategies will be effective. These strategies involve costs and the risk of loss to the Series. See Part II of the Statement for more information.

 Swaps (Salomon Brothers Strategic Bond Opportunities Series)

The Series may enter into interest rate, currency and index swaps. The Series will enter into these transactions primarily to seek to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities a Series anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Series with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies. The Series will maintain cash and appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which the Series and a swap counterparty enter as principals, the Series may experience a loss or delay in recovering assets if the counterparty were to default on its obligations.

 Structured Notes (Salomon Brothers Strategic Bond Opportunities
Series)

The Salomon Brothers Strategic Bond Opportunities Series is permitted to invest in a broad category of instruments known as ''structured notes.'' These instruments are debt obligations issued by industrial corporations, financial institutions or governmental or international agencies. Traditional debt obligations typically obligate the issuer to repay the principal plus a specified rate of interest. Structured notes, by contrast, obligate the issuer to pay amounts of principal or interest that are determined by reference to changes in some external factor or factors. For example, the issuer's obligations could be determined by reference to changes in the value of a commodity (such as gold or oil), a foreign currency, an index of securities (such as the S&P 500 Index) or an interest rate (such as the U.S. Treasury bill rate). In some cases, the issuer's obligations are determined by reference to changes over time in the difference (or ''spread'') between two or more external factors (such as the U.S. prime lending rate and the London Inter-Bank Offering Rate). In some cases, the issuer's obligations may fluctuate inversely with changes in an external factor or factors (for example, if the U.S. prime lending rate goes up, the issuer's interest payment obligations are reduced). In some cases, the issuer's obligations may be determined by some multiple of the change in an external factor or factors (for example, three times the change in the U.S. Treasury bill rate). In some cases, the issuer's obligations remain fixed (as with a traditional debt instrument) so long as an external factor or factors do not change by more than the specified amount (for example, if the U.S. Treasury bill rate does not exceed some specified maximum); but if the external factor or factors change by more than the specified amount, the issuer's obligations may be sharply increased or reduced.

Structured notes can serve many different purposes in the management of the Series. For example, they can be used to increase the Series' exposure to changes in the value of assets that the Series would not ordinarily purchase directly (such as gold or oil). They can also be used to hedge the risks associated with other investments the Series holds. For example, if a structured note has an interest rate that fluctuates inversely with general changes in market interest rates, the value of the structured note would generally move in the opposite direction to the value of traditional debt obligations, thus moderating the effect of interest rate changes in the value of the Series' portfolio as a whole.

Structured notes involve special risks. As with any debt obligation, structured notes involve the risk that the issuer will become insolvent or otherwise default on its payment obligations. The risk is in addition to the risk that the issuer's obligations (and thus the value of the Series' investment) will be reduced because of adverse changes in the external factor or factors to which the obligations are linked. The value of structured notes will in many cases be more volatile (that is, will change more rapidly or severely) than the value of traditional debt instruments. Volatility will be especially high if the issuer's obligations are determined by reference to some multiple of the change in the external factor or factors. Many structured notes have limited or no liquidity, so that the Series would be unable to dispose of the investment prior to maturity. (The Series is not permitted to invest more than 15% of its net assets in illiquid investments.) As with all investments, successful use of structured notes depends in significant part on the accuracy of the subadviser's analysis of the issuer's creditworthiness and financial prospects, and of the subadviser's forecast as to changes in relevant economic and financial market conditions and factors. In instances where the issuer of a structured note is a foreign entity, the usual risks associated with investments in foreign securities (described below) apply.

 Foreign Securities (Loomis Sayles Small Cap, Draycott International Equity, Alger Equity Growth, Loomis Sayles Avanti Growth, Venture Value, Loomis Sayles Balanced, Back Bay Advisors Managed, Salomon Brothers Strategic Bond Opportunities, Back Bay Advisors Bond Income and Salomon Brothers U.S. Government Series)

Each of these Series may invest in securities of issuers organized or headquartered outside the United States or primarily traded outside the United States (''foreign securities''). In the case of the Loomis Sayles Small Cap, Back Bay Advisors Bond Income, Loomis Sayles Avanti Growth and Salomon Brothers U.S. Government Series, the Series will not purchase a foreign security if, as a result, the Series' holdings of foreign securities would exceed 20% (10% in the case of the Back Bay Advisors Bond Income Series) of the Series' total assets.

Although investing in foreign securities may increase a Series' diversification and reduce portfolio volatility, foreign securities may present risks not associated with investments in comparable securities of U.S. issuers. There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than in the United States. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. A Series' receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

A Series' investments in foreign securities may include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.

In connection with their investments in foreign securities, the Series intend to comply with certain diversification guidelines of the California Department of Insurance. These guidelines limit each Series' investments in any one foreign country to 20% of the Series' net assets (except that the limit is 35% with respect to each of Australia, Canada, France, Japan, the United Kingdom and Germany). Also, when a Series has at least 20% but less than 40% of its net assets invested in foreign securities, it must have investments in at least two foreign countries; when a Series has at least 40% but less than 60% of its net assets invested in foreign securities, it must have investments in at least three foreign countries; when a Series has at least 60% but less than 80% of its net assets invested in foreign securities, it must have investments in at least four foreign counties; and when a Series has more than 80% of its net assets invested in foreign securities, it must have investments in at least five foreign countries.

Since most foreign securities are denominated in foreign currencies or trade primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of a Series investing in these securities may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Changes in the value relative to the U.S. dollar of a foreign currency in which a Series' holdings are denominated will result in a change in the U.S. dollar value of the Series' assets and the Series' income available for distribution.

In addition, although part of a Series' income may be received or realized in foreign currencies, the Series will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after a Series' income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of the dividend, the Series could be required to liquidate portfolio securities to pay the dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time a Series accrues expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

 High Yield/High Risk Foreign Sovereign Debt Securities (Salomon
Brothers Strategic Bond Opportunities Series)

Investing in fixed and floating rate high yield foreign sovereign debt securities will expose the Series to special risks in addition to those described under ''Foreign Securities'' above. These bonds are typically issued by developing or emerging countries, whose ability to pay principal and interest may be adversely affected by many factors, including: high rates of inflation, high interest rates, currency exchange rates or difficulties, political uncertainty or instability, the country's cash flow position, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, the policy of the International Monetary Fund, the World Bank and other international agencies, the obligor's balance of payments, including export performance, its access to international credit and investments, fluctuations in the international prices of commodities which it imports or exports and the extent of its foreign reserves and access to foreign exchange. Currency devaluations may also adversely affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these entities to make such disbursements may be conditioned on the government's implementation of economic reforms or other requirements. Failure to meet such conditions may result in the cancellation of such third parties' commitments to lend funds, which may further impair the obligor's ability or willingness to timely service its debts. Sovereign obligors in developing and emerging countries have in the past experienced substantial difficulties in servicing their external debt obligations, which has led to defaults on certain obligations and the restructuring of certain indebtedness including among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds and obtaining new credit to finance interest payments. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which the Series may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Series' holdings.

 Loan Participations and Assignments (Salomon Brothers Strategic
Bond Opportunities Series)

The Series may invest in fixed and floating rate loans (''Loans'') arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (''Lenders''). The Series may invest in such Loans in the form of participations in Loans (''Participations'') and assignments of all or a portion of Loans from third parties (''Assignments''). Participations typically will result in the Series having a contractual relationship only with the Lender, not with the borrower. The Series will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Series generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Series may not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Series will be subject to credit risk relating to both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Series may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. When the Series purchases Assignments from Lenders, the Series will acquire direct rights against the borrower on the Loan, except that under certain circumstances such rights may be more limited than those held by the assigning Lender.

The Series may have difficulty disposing of Assignments and Participations. Because the market for such instruments is not highly liquid, the Series anticipates that such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on the Series' ability to dispose of particular Assignments or Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The Series currently intends to treat all investments in Participations and Assignments as illiquid.

 When-Issued Securities (Draycott International Equity, Alger
Equity Growth, Venture Value, Salomon Brothers Strategic Bond
Opportunities and Salomon Brothers U.S. Government Series)

If the value of a ''when-issued'' security being purchased falls between the time a Series commits to buy it and the payment date, the Series may sustain a loss. The risk of this loss is in addition to the Series' risk of loss on the securities actually in its portfolio at the time. In addition, when the Series buys a security on a when-issued basis, it is subject to the risk that market rates of interest will increase before the time the security is delivered, with the result that the yield on the security delivered to the Series may be lower than the yield available on other, comparable securities at the time of delivery. The Series will maintain cash or liquid high grade assets in a segregated account in an amount sufficient to satisfy its outstanding obligations to buy securities on a ''when-issued'' basis.

 Investment Company Securities (Draycott International Equity,
Alger Equity Growth, Capital Growth, Loomis Sayles Avanti Growth,
Venture Value, Westpeak Value Growth, Westpeak Stock Index and
Back Bay Advisors Managed Series)

Each of these Series may invest up to 10% of its assets in securities of investment companies. Because of restrictions on direct investment by U.S. entities in certain countries, a Series may choose to invest indirectly in such countries (by purchasing shares of another fund that is permitted to invest in such countries) which may be the most practical or efficient way for the Series to invest in such countries. In other cases, where the Series' subadviser desires to make only a relatively small investment in a particular country, investing through a fund that holds a diversified portfolio in that country may be more effective than investing directly in issuers in that country. As an investor in another investment company, a Series will bear its share of the expenses of that investment company. These expenses are in addition to the Series' own costs of operations. In some cases, investing in an investment company may involve the payment of a premium over the value of the assets held in that investment company's portfolio. The Venture Value Series may only invest in securities of investment companies investing primarily in foreign securities.

 Lending of Portfolio Securities (Alger Equity Growth, Capital Growth, Venture Value, Westpeak Stock Index, Back Bay Advisors Managed, Salomon Brothers Strategic Bond Opportunities, Back Bay Advisors Bond Income and Salomon Brothers U.S. Government Series)

To the extent that any of the above Series lend that Series' portfolio securities, such lending must be fully collateralized by cash, letters of credit or U.S. Government Securities at all times, but involves some credit risk to the Series if the other party should default on its obligations and the Series is delayed in or prevented from recovering the collateral.

 ''Short Sales Against the Box'' (Alger Equity Growth Series)

A short sale is a transaction in which a party borrows a security and then sells the borrowed security to another party. The Alger Equity Growth Series may engage in short sales, but only if the Series owns (or has the right to acquire without further consideration) the security it has sold short, a practice known as selling short "against the box." Short sales against the box may protect the Series against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such securities should be wholly or partially offset by a corresponding loss in the short position. Short sales against the box may be used to lock in a profit on a security when, for tax reasons or otherwise, a subadviser does not want to sell the security.

 Illiquid Securities (All Series)

Each Series may invest up to 15% of its assets (10% in the case of the Back Bay Advisors Money Market Series) in ''illiquid securities,'' that is, securities which are not readily resaleable, including securities whose disposition is restricted by federal securities laws. The Series may purchase ''Rule 144A securities.'' These are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless the Series' subadviser has determined, under guidelines established by the Fund's trustees, that the particular issue of Rule 144A securities is liquid.

 Zero Coupon Securities (Loomis Sayles Balanced, Back Bay Advisors Managed, Salomon Brothers Strategic Bond Opportunities, Back Bay
Advisors Bond Income and Salomon Brothers U.S. Government Series)



Zero coupon securities involve special risk considerations. Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. The difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the return on their investment will be. Certain zero coupon securities also are sold at substantial discounts from their maturity value and provide for the commencement of regular interest payments at a deferred date.

Zero coupon securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates. Zero coupon securities may be issued by a wide variety of corporate and governmental issuers. Although zero coupon securities are generally not traded on a national securities exchange, many such securities are widely traded by brokers and dealers and, if so, will not be considered illiquid.

Current federal income tax law requires the holder of a zero coupon security (as well as the holders of other securities, such as Brady Bonds, which may be acquired at a discount) to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for federal income and excise taxes, the Series may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

Portfolio Turnover



  Portfolio turnover is not a limiting factor with respect to investment decisions for any Series. For example, although the Capital Growth Series' objective is long-term capital growth, it frequently sells securities to reflect changes in market, industry or individual company conditions or outlook, even though it may only have held those securities for a short period. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the relevant Series. For additional information about such costs see ''Taxes'' and ''Management'' below, and ''Portfolio Transactions and Brokerage'' in the Statement. For information about the past portfolio turnover rates of all the Series (other than the Back Bay Advisors Money Market Series), see "Financial Highlights." Turnover in excess of 100% involves higher levels of brokerage commissions and possibly increased realization of taxable gains, as compared to many mutual funds.

Resolving Material Conflicts

  Currently, shares in the Fund are available only to separate accounts established by NEVLICO, The New England or subsidiaries of The New England as an investment vehicle for variable life insurance or variable annuity products. In the future, however, such shares may be offered to separate accounts of insurance companies unaffiliated with NEVLICO or The New England.

  A potential for certain conflicts of interest exists between the interests of variable life insurance contract owners and variable annuity contract owners. Pursuant to conditions imposed in connection with related regulatory relief granted by the SEC, the Fund's board of trustees (the ''Board of Trustees'') has an obligation to monitor events to identify conflicts that may arise from the sale of shares to both variable life insurance and variable annuity separate accounts or to separate accounts of insurance companies not affiliated with The New England. Such events might include changes in state insurance law or federal income tax law, changes in investment management of any Series of the Fund, or differences between voting instructions given by variable life insurance and variable annuity contract owners. Insurance companies investing in the Fund will be responsible for proposing and executing any necessary remedial action and the Board of Trustees has an obligation to determine whether such proposed action adequately remedies any such conflicts.

PERFORMANCE INFORMATION

  Information about the performance of the Series is set forth below and, from time to time, the Fund may use this information in advertisements. Performance information about a Series is based on that Series' past performance and is not intended to indicate future performance. The Fund serves as the underlying investment vehicle for variable life insurance or variable annuity products and its shares cannot be purchased directly. Therefore, such performance information does not reflect any of the charges assessed against the insurance company separate accounts or the variable life insurance or variable annuity products for which the Fund serves as an investment vehicle. Where relevant, performance information about those variable life insurance or variable annuity products is contained in the prospectus applicable to those products.

  Each Series may include its total return in advertisements or other written material. Total return is measured by comparing the value of a hypothetical $1,000 investment in the Series at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions). Total return reflects the bearing or deferral of certain expenses by The New England and its affiliates pursuant to various arrangements that are described below under ''Management.'' If these arrangements had not been in effect, each Series' total return would have been lower.

                          Total Return




Period
Return
               1986      1987      1988     1989     1990    1991
Loomis
Sayles Small    _          _        _        _        _        _
Cap
Series(1)

Draycott
Inter-          _          _        _        _        _        _
national
Equity
Series

Alger Equity
Growth          _          _        _        _        _        _
Series

Capital       95.2%      52.7%    -8.8%    30.8%    -3.5%    54.0%
Growth
Series

Loomis
Sayles          _          _        _        _        _        _
Avanti
Growth
Series(4)

Venture
Value Series    _          _        _        _        _        _

Westpeak
Stock Index    ---     -12.2%(7)  16.3%    30.2%    -4.1%    30.4%
Series (6)

Loomis
Sayles          _          _        _        _        _        _
Balanced
Series

Back Bay
Advisors        _      -0.7%(7)    9.5%    19.1%     3.2%    20.2%
Managed
Series

Salomon
Brothers        _          _        _        _        _        _
Strategic
Bond
Opportuni-
ties Series

Back Bay
Advisors      15.8%      1.4%      8.4%    12.3%     8.1%    18.0%
Bond
Income
Series

Salomon
Brothers        _          _        _        _        _        _
U.S.
Government
Series

Back Bay
Advisors       6.8%      6.6%      7.4%     9.2%     8.2%    6.2%
Money
Market
Series

S&P 500(8)    18.6%      5.2%     16.5%    31.6%    -3.1%    30.3%

Lehman
Intermediate
Government/   13.1%      3.7%      6.8%    12.8%     9.2%    14.6%
Corporate
Bond
Index(9)

Consumer       1.1%      4.4%      4.4%     4.7%     6.1%    3.1%
Price
Index(10)

Dow Jones
Industrial    27.1%      5.5%     16.1%    32.2%    -1.0%    24.2%
Average(11)

                                                                 Average
                                                                  Annual
                                             Average   Average    Total
                                             Annual    Annual     Return
                                              Total     Total     Since
                                             Return    Return   Commence-
                                             For the   For the     ment
                                               Ten      Five        of
                                              Years     Years    Offering
Period                                       Ending    Ending    through
Return     1992    1993      1994     1995  12/31/95  12/31/95   12/31/95
Loomis
Sayles      _        _     -3.2%(1)  28.9%     --        --      14.1%(1)
Small
Cap
Series
(1)

Draycott
Internat    _        _      2.6%(2)   6.0%     --        --      8.8%(2)
ional
Equity
Series

Alger
Equity      _        _     -4.2%(2)  48.7%     --        --      35.4%(2)
Growth
Series

Capital   -6.1%    15.0%     -7.1%   38.0%    22.0%     16.4%    23.3%(3)
Growth
Series

Loomis
Sayles      _    14.7%(4)    -0.3%   30.4%     --        --      16.2%(4)
Avanti
Growth
Series
(4)

Venture     _        _     -3.5%(2)  39.3%     --        --      28.8%(2)
Value
Series

Westpeak
Value       _    14.2%(5)    -1.2%   36.5%     --        --      17.6%(5)
Growth
Series
(5)

Westpeak
Stock      7.3%    9.7%      1.1%    36.9%     --       16.3%    12.2%(7)
Index
Series
(6)

Loomis
Sayles      _        _     -0.1%(2)  24.8%     --        --      20.3%(2)
Balanced
Series

Back Bay
Advisors   6.7%    10.7%     -1.1%   31.3%     --       13.0%    11.0%(7)
Managed
Series

Salomon
Brothers
Strat-      _        _     -1.4%(2)  19.4%     --        --      15.0%(2)
egic
Bond
Oppor-
tunities
Series

Back Bay
Advisors   8.2%    12.6%     -3.4%   21.2%    10.0%     14.0%    10.9%(3)
Bond
Income
Series

Salomon
Brothers    _        _      0.6%(2)  15.0%     --        --      13.3%(2)
U.S.
Governme
nt
Series

Back Bay
Advisors   3.8%    3.0%      4.0%     5.6%    6.1%      4.5%     6.7%(3)
Money
Market
Series

S&P        7.6%    10.1%     1.3%    37.4%    14.8%     16.5%     15.2%
500(8)

Lehman
Intermed
iate       7.2%    8.8%      -2.0%   15.3%    8.8%      8.6%      10.1%
Governme
nt/Corpo
rate
Bond
Index(9)

Consumer   2.9%    2.8%      2.8%     2.6%    3.5%      2.8%       3.5%
Price
Index
(10)

Dow
Jones      7.4%    16.9%     5.1%    37.0%    16.4%     17.6%     16.6%
Indust-
rial
Average
(11)

(1)  For the period beginning May 2, 1994, when the Loomis Sayles
Small Cap Series commenced operations, but did not become publicly available. Average annual total return for the period
May 2, 1994 through December 31, 1994 is presented on an unannualized basis.

(2) Represents unannualized total return for the period beginning October 31, 1994 when the Draycott International Equity, Alger Equity Growth, Venture Value, Loomis Sayles Balanced, Salomon Brothers Strategic Bond Opportunities and Salomon Brothers U.S. Government Series commenced operations.

(3) The Capital Growth Series, Back Bay Advisors Bond Income Series and Back Bay Advisors Money Market Series commenced operations on August 26, 1983 and their Average Annual Total Returns From Commencement of Offering have been calculated for the period beginning with that date. These returns would not change if they had been calculated for the period beginning with September 1, 1983, which is the period for which the Average Annual Total Returns Since Commencement of Offering have been calculated for the S&P 500 Stock Index, Lehman Intermediate Government/Corporate Bond Index, Consumer Price Index and Dow Jones Industrial Average (unless otherwise indicated).

(4)  For the period beginning April 30, 1993, when the Loomis
Sayles Avanti Growth Series became publicly available.

(5)  For the period beginning April 30, 1993, when the Westpeak
Value Growth Series became publicly available.

(6)  Operations commenced on March 30, 1987, but the Westpeak
Stock Index Series did not become publicly available until May 1, 1987.

(7)  For the period beginning May 1, 1987 when the Back Bay
Advisors Managed Series and Westpeak Stock Index Series became publicly available.

(8) The S&P 500 Stock Index is an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. Investment results shown assume the reinvestment of dividends.

(9) The Lehman Intermediate Government/Corporate Bond Index is a subset of the Lehman Government/Corporate Bond Index covering all issues with maturities between 1 and 10 years which is composed of taxable, publicly-issued, non-convertible debt obligations issued or guaranteed by the U.S. Government or its agencies and another Lehman index that is composed of taxable, fixed rate publicly-issued, investment grade non-convertible corporate debt obligations.

(10) The Consumer Price Index, published by the U.S. Bureau of
Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services.

(11) The Dow Jones Industrial Average is a market value-weighted and unmanaged index of 30 large industrial stocks traded on the New York Stock Exchange.

  From time to time, articles about a Series regarding performance, rankings and other Series characteristics may appear in national publications including, but not limited to, The Wall Street Journal, Forbes, Fortune, CDA Investment Technologies and Money Magazine. In particular, some or all of these publications may publish their own rankings or performance reviews of mutual funds, including the Fund. References to or reprints or portions of reprints of such articles, which may include rankings that list the names of other funds and their performance, may be used as Fund or variable contract sales literature or advertising material.


Yield

Back Bay Advisors Money Market Series

  The Back Bay Advisors Money Market Series may advertise its yield and ''effective'' (or ''compound'') yield (and its total return). The yield of the Back Bay Advisors Money Market Series is the income earned by the Series over a seven-day period on an annualized basis, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and is stated as a percentage of the investment. ''Effective'' (or ''compound'') yield is calculated similarly but, when annualized, the income earned by the investment is assumed to be reinvested in the Series' shares and thus compounded in the course of a 52-week period. The effective yield will be higher than the yield because of the compounding effect of this assumed reinvestment.

  For the seven-day period ended December 31, 1995, the yield for the Back Bay Advisors Money Market Series was 5.32%. The effective yield for the same period was 5.46%.

Loomis Sayles Balanced, Salomon Brothers Strategic Bond
Opportunities, Back Bay Advisors Bond Income and Salomon Brothers
U.S. Government Series

  Each of these Series may advertise its yield in addition to its total return. The yield will be computed in accordance with the SEC's standardized formula by dividing the net investment income per share earned during a recent 30-day period by the net asset value of a Series share (reduced by any earned income expected to be declared shortly as a dividend) on the last trading day of the period. Yield calculations will reflect any waiver of fees and/or bearing of expenses by The New England and its affiliates.

INVESTMENT RESTRICTIONS

  The following is a description of restrictions on the investments to be made by the fourteen Series. Except as specifically listed below, and except for restrictions marked with an asterisk, these restrictions may not be changed without the approval of a majority of the outstanding voting securities of the relevant Series.

Investment Restrictions Applicable to the Capital Growth,
Westpeak Stock Index, Back Bay Advisors Managed, Back Bay
Advisors Bond Income and Back Bay Advisors Money Market Series

  Each of the Series listed above will not:

     (1) Purchase any securities (other than U.S. Government Securities) if, as a result, more than 5% of the Series' total assets (taken at current value) would be invested in securities of a single issuer; provided, however, that the Westpeak Stock Index Series and the Back Bay Advisors Managed Series may each invest more than 5% (but not more than 25%) of its total assets (taken at current value) in the securities of a single issuer if securities of any such issuer represent more than 5%, capitalization weighted, of the stock index that the Series attempts to track.

     (2) Purchase any security (other than U.S. Government Securities) if, as a result, more than 25% of the Series' total assets (taken at current value) would be invested in any one industry. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents. For the purposes of the Back Bay Advisors Money Market Series and Back Bay Advisors Managed Series, this restriction does not apply to bank obligations.

     (3) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities); or make short sales, except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and no Series will deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales. (Any deposit or payment by the Westpeak Stock Index or Back Bay Advisors Managed Series of initial or maintenance margin in connection with futures contracts shall not be considered the purchase of a security on margin for the purposes of this restriction.)

     (4) Acquire more than 10% of the total value of any class of the outstanding securities of an issuer (taking all preferred stock issues of an issuer as a single class and debt issues of an issuer as a single class) or acquire more than 10% of the outstanding voting securities of an issuer.

     (5) Borrow money, except as a temporary measure for extraordinary or emergency purposes (but not for the purpose of investment) up to an amount not in excess of 10% of its total assets (taken at cost), or 5% of its total assets (taken at current value), whichever is lower; provided, however, that the Back Bay Advisors Bond Income Series, the Capital Growth Series and the Back Bay Advisors Managed Series may loan their portfolio securities. (See ''Loans of Portfolio Securities'' above.)

     (6) Invest more than 5% of its total assets (taken at current value) in securities of businesses (including predecessors) less than three years old.

     (7) Purchase or retain securities of any issuer if, to the knowledge of the Fund, officers and trustees of the Fund or officers and directors of any investment adviser of the Fund who individually own beneficially more than 1/2 of 1% of the securities of that company, together own beneficially more than 5%.

     (8) Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws; or purchase any security restricted as to disposition under the federal securities laws; provided, however, that, subject to the Fund's limitation on illiquid investments stated below, each of the Back Bay Advisors Bond Income, Capital Growth and Back Bay Advisors Managed Series may invest up to 10% of its total assets (taken at current value) in such restricted securities.

     (9) Make investments for the purpose of exercising control or management.

     (10) Participate on a joint or joint and several basis in any trading account in securities. (The ''bunching'' of orders for the purchase or sale of portfolio securities with The New England, Back Bay Advisors, Capital Growth Management Limited Partnership, Westpeak or accounts under their management to reduce acquisition costs, to average prices among such accounts to facilitate such transactions, is not considered participating in a trading account in securities.)

     (11) Invest in the securities of other investment companies, except in connection with a merger, consolidation or similar transaction, and except that the Back Bay Advisors Bond Income Series, the Capital Growth Series, the Westpeak Stock Index Series and the Back Bay Advisors Managed Series may invest in securities of other investment companies by purchases in the open market involving only customary broker's commissions. (Under the Investment Company Act of 1940 (the ''1940 Act'') each Series generally may not (a) invest more than 10% of its total assets (taken at current value) in the securities of other investment companies, (b) own securities of any one investment company having a value in excess of 5% of that Series' total assets (taken at current value), or (c) own more than 3% of the outstanding voting stock of any one investment company.)

     (12) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, commodities or commodity contracts (except that each of the Westpeak Stock Index Series and the Back Bay Advisors Managed Series may buy or sell futures contracts on stock indexes and the Back Bay Advisors Managed Series may buy or sell interest rate futures contracts) or real estate. This restriction does not prevent any Series from purchasing securities of companies investing in real estate or of companies which are not principally engaged in the business of buying or selling such leases, rights or contracts.

     (13) Pledge, mortgage or hypothecate more than 15% of its total assets (taken at cost).

  Restrictions (1) and (2) apply to securities subject to repurchase agreements but not to the repurchase agreements themselves.

  Each of the Series listed above will not purchase any illiquid security if, as a result, more than 15% (10% in the case of the Back Bay Advisors Money Market Series) of its net assets (taken at current value) would be invested in such securities.

Investment Restrictions Applicable to Individual Series

  In addition to the foregoing investment restrictions, the following investment restrictions are applicable to individual
Series as noted below.

Back Bay Advisors Money Market Series

  The Back Bay Advisors Money Market Series will not:

     (1) Make loans, except by purchase of debt obligations in which the Back Bay Advisors Money Market Series may invest consistent with its objective and investment policies. This restriction does not apply to repurchase agreements.

     (2) Write or purchase puts, calls or combinations thereof.

Back Bay Advisors Bond Income Series

  The Back Bay Advisors Bond Income Series will not:

     (1) Make loans, except by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are part of an issue to the public or to financial institutions, by entering into repurchase agreements or by lending portfolio securities to the extent set forth above under ''Loans of Portfolio Securities'' above.

     (2) Write or purchase puts, calls or a combination thereof except that the Back Bay Advisors Bond Income Series may purchase warrants or other rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, provided that such warrants or other rights to subscribe are attached to, or a part of, a unit offering involving other securities.

  In order to comply with certain state requirements applicable to restriction (13) above, as a matter of operating policy subject to change without shareholder approval, the Back Bay Advisors Bond Income Series will not pledge more than 2% of its assets.

Capital Growth Series; Westpeak Stock Index Series

  Neither the Capital Growth Series nor the Westpeak Stock Index
Series will:

     (1) Make loans, except by purchase of bonds, debentures, commercial paper, corporate notes, and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, by entering into repurchase agreements or by lending portfolio securities to the extent set forth under ''Loans of Portfolio Securities'' above.

     (2) Purchase options or warrants if, as a result, more than 1% of its total assets (taken at current value) would be invested in such securities.

     (3) Write options or warrants.

  As a matter of operating policy subject to change without shareholder approval, the Capital Growth Series will not make loans of its portfolio securities. In order to comply with certain state requirements applicable to restriction (13) above, as a matter of operating policy subject to change without shareholder approval, neither the Capital Growth Series nor the Westpeak Stock Index Series will pledge more than 2% of its assets.

Back Bay Advisors Managed Series

  The Back Bay Advisors Managed Series will not:

     (1) Make loans, except by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, by entering into repurchase agreements, or by lending portfolio securities to the extent set forth under ''Loans of Portfolio Securities'' above.

     (2) Purchase options or warrants if, as a result, more than 1% of its total assets (taken at current value) would be invested in such securities; provided, however, that the Back Bay Advisors Managed Series may, without regard to the foregoing percentage limit, purchase warrants or other rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, provided that such warrants or other rights to subscribe are attached to, or a part of a unit offering involving, other securities.

  In order to comply with certain state requirements applicable to restriction (13) above, as a matter of operating policy subject to change without shareholder approval, the Back Bay Advisors Managed Series will not pledge more than 2% of its assets.

Investment Restrictions Applicable to the Loomis Sayles Small Cap, Draycott International Equity, Alger Equity Growth, Loomis Sayles Avanti Growth, Venture Value, Westpeak Value Growth, Loomis Sayles Balanced, Salomon Brothers Strategic Bond Opportunities and Salomon Brothers U.S. Government Series

  Each of the Series listed above will not:

     *(1) With respect to 75% of the Series' total assets, purchase any security (other than U.S. Government obligations) if, as a result, more than 5% of the Series' total assets (taken at current value) would then be invested in securities of a single issuer and, with respect to the Series' total assets, purchase any security (other than U.S. Government obligations) if, as a result, more than 10% of such assets would then be invested in securities of a single issuer;

     (2) Purchase any security (other than U.S. Government Securities) if, as a result, more than 25% of the Series' total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country's government (together with subdivisions thereof) will be considered to be a separate industry);

     *(3) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Series will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales. (For this purpose, the deposit or payment by the Series of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

     *(4) Acquire more than 10% of any class of securities of an issuer (taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or acquire more than 10% of the outstanding voting securities of an issuer;

     (5) Borrow money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, and then only as a temporary measure for extraordinary or emergency purposes;

     *(6) Pledge more than 15% of its total assets (taken at cost). (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge of assets);

     *(7) Invest more than 5% of its total assets (taken at current value) in securities of businesses (including predecessors) less than three years old;

     *(8) Purchase or retain securities of any issuer if officers and trustees of the Fund or officers and directors of any investment adviser of the Fund who individually own more than 1/2 of 1% of the shares or securities of that issuer, together own more than 5%;

     (9) Make loans, except by entering into repurchase agreements (including reverse repurchase agreements) or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Series' portfolio securities to the extent set forth under ''Loans of Portfolio Securities'' above;

     (10) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Series may buy and sell futures contracts and related options. (This restriction does not prevent the Series from purchasing securities of companies investing in the foregoing);

     (11) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

     *(12) Make investments for the purpose of exercising control or management;

     *(13) Participate on a joint or joint and several basis in any trading account in securities. (The ''bunching'' of orders for the purchase or sale of portfolio securities for a Series with that Series' adviser or subadviser or accounts under their management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.);

     *(14) Write, purchase or sell options or warrants or, in the case of the Loomis Sayles Small Cap Series, combinations of both, except that the Series may (a) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, (b) write, purchase and sell put and call options on securities or securities indices, and (c) enter into currency forward contracts;

     *(15) Purchase any illiquid security if, as a result, more than 15% of its net assets (taken at current value) would be invested in such securities;

     *(16) Invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions. Under the 1940 Act, the Series may not (a) invest more than 10% of its total assets (taken at current value) in such securities, (b) own securities of any one investment company having a value in excess of 5% of the total assets of the Series (taken at current value), or (c) own more than 3% of the outstanding voting stock of any one investment company; or

     (17) Issue senior securities. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (6) above; any borrowing 'permitted by restriction
(5) above; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of the Trust's Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom.)

  For purposes of restriction (5), reverse repurchase agreements are not considered borrowings.


Variable Contract Related Investment Restrictions

  Separate accounts supporting variable life insurance and variable annuity contracts are subject to certain diversification requirements imposed by regulations adopted under the Internal Revenue Code. Because the Fund is intended as an investment vehicle for variable life insurance and variable annuity separate accounts, Section 817(h) of the Internal Revenue Code requires that the Fund's investments, and accordingly the investments of each Series, be ''adequately diversified'' in accordance with Treasury Regulations. Failure to do so means the variable life insurance and variable annuity contracts would cease to qualify as life insurance and annuities for federal tax purposes. Regulations specifying the diversification requirements have been issued by the Department of Treasury. The Fund intends to comply with these requirements.


MANAGEMENT

  The Fund's Board of Trustees supervises the affairs of the Fund as conducted by the Series' advisers and subadvisers. Pursuant to separate advisory agreements, and subject in each case to the supervision of the Fund's Board of Trustees, TNE Advisers, Inc. is the investment adviser of each of the Series except the Capital Growth Series, for which CGM serves as adviser.

Series Advised by TNE Advisers, Inc.

  With respect to each of the thirteen Series for which TNE
Advisers, Inc. serves as adviser, TNE Advisers, Inc. has sub-contracted day-to-day portfolio management responsibility to a sub-adviser as follows:

              Series                       Subadviser
Loomis Sayles Small Cap Series       Loomis, Sayles &
                                     Company, L.P.

Draycott International Equity        Draycott Partners, Ltd.
Series

Alger Equity Growth Series           Fred Alger Management,
                                     Inc.

Loomis Sayles Avanti Growth Series   Loomis, Sayles &
                                     Company, L.P.

Venture Value Series                 Davis Selected
                                     Advisers, L.P.

Westpeak Value Growth Series         Westpeak Investment
                                     Advisors, L.P.

Westpeak Stock Index Series          Westpeak Investment
                                     Advisors, L.P.

Loomis Sayles Balanced Series        Loomis, Sayles &
                                     Company, L.P.

Back Bay Advisors Managed Series     Back Bay Advisors, L.P.

Salomon Brothers Strategic Bond      Salomon Brothers Asset
Opportunities Series                 Management Inc

Back Bay Advisors Bond Income        Back Bay Advisors, L.P.
Series

Salomon Brothers U.S. Government     Salomon Brothers Asset
Series                               Management Inc

Back Bay Advisors Money Market       Back Bay Advisors, L.P.
Series


  TNE Advisers, Inc., 501 Boylston Street, Boston, Massachusetts 02116, was organized in 1994. It is a wholly-owned subsidiary of The New England. TNE Advisers, Inc. oversees, evaluates and monitors the subadvisers' provision of investment advisory services to the Series and provides general business management and administration to the Series. TNE Advisers, Inc. has contracted with New England Funds L.P. to provide certain administrative services to support the Series.

  Subject to the supervision of TNE Advisers, Inc., each subadviser manages its Series in accordance with the Series' investment objective and policies, makes investment decisions for that Series, places orders to purchase and sell securities for that Series and employs professional advisers and securities analysts who provide research services to that Series. The Series advised by TNE Advisers, Inc. pay no direct fees to any of the subadvisers described below.

     TNE Advisers, investment adviser to each Series of the Fund except the Capital Growth Series, is a wholly-owned subsidiary of The New England. Loomis Sayles, Westpeak and Back Bay Advisors are each independently operated subsidiaries, and CGM is an independently operated affiliate, of New England Investment Companies, L.P. (''NEIC''). The general partners of each of Loomis Sayles, Westpeak and Back Bay Advisors are special purpose corporations which are indirect wholly-owned subsidiaries of NEIC. NEIC's sole general partner, New England Investment Companies, Inc., is a wholly-owned subsidiary of The New England, which also owns a majority of the limited partnership interest in NEIC. NEIC is the owner of a majority limited partnership interest in the Capital Growth Series' investment adviser, CGM. Consequently, the subadvisers (Loomis Sayles, Westpeak and Back Bay Advisors) of eight Series of the Fund are currently wholly-owned subsidiaries of NEIC and an additional Series is advised by a majority-owned subsidiary (CGM) of NEIC. The subadvisers of the remaining five Series offered through this prospectus are not affiliated with The New England or NEIC.

  The New England and Metropolitan Life Insurance Company
("MetLife") have entered into an agreement to merge, with MetLife to be the survivor of the merger. The merger is conditioned upon, among other things, receipt of certain regulatory approvals.

  The merger of The New England into MetLife is being treated, for purposes of the Investment Company Act of 1940 (the "Act"), as an "assignment" of the existing advisory agreements for each Series and of the subadvisory agreements of the eight Series that have NEIC subsidiaries as subadvisers. Under the Act, such an "assignment" will result in an automatic termination of these agreements. The subadvisory agreements for the other Series terminate automatically, by their terms, upon any termination of TNE Advisers' advisory agreement with the Fund. Thus, those subadvisory agreements will also terminate at the time of the merger. Shareholders of the Series have approved new investment advisory and subadvisory agreements, intended to take effect at the time of the merger. The new agreements are substantially identical to the existing agreements.

  Loomis Sayles, One Financial Center, Boston, MA 02111, subadviser to the Loomis Sayles Avanti Growth, Loomis Sayles Small Cap and Loomis Sayles Balanced Series, was founded in 1926 and is one of the country's oldest and largest investment firms. Richard W. Hurckes, Vice President of Loomis Sayles and Vice President of the Fund, and Scott Pape, Vice President of Loomis Sayles and Vice President of the Fund, have served as the portfolio managers of the Loomis Sayles Avanti Growth Series since its inception in 1993. Mr. Hurckes has been employed by Loomis Sayles for more than five years. Prior to the time he joined Loomis Sayles in 1991, Mr. Pape was Equity Portfolio Manager of the Illinois State Board of Investment.

  Jeffrey C. Petherick, Vice President of Loomis Sayles and the Fund, and Mary Champagne, Vice President of Loomis Sayles and the Fund, have day-to-day management responsibility for the Small Cap Series. Mr. Petherick has co-managed the Series since its inception and has been employed by Loomis Sayles for more than five years. Ms. Champagne has co-managed the Series since July 1995. Prior to joining Loomis Sayles in 1993, Ms. Champagne served as a portfolio manager at NBD Bank for 10 years.

  Douglas D. Ramos and Meri Anne Beck, who are Vice Presidents of the Fund and Loomis Sayles, serve as portfolio managers for the Loomis Sayles Balanced Series. Both Mr. Ramos and Ms. Beck have been employed by Loomis Sayles for more than five years.

  Westpeak, 1011 Walnut Street, Boulder, CO 80302, subadviser to the Westpeak Value Growth and Westpeak Stock Index Series, was organized in 1991. Gerald H. Scriver, President and Chief Executive Officer of Westpeak and Senior Vice President of the Fund, and Philip J. Cooper, CFA, Senior Vice President of portfolio management of Westpeak and Vice President of the Fund, have served as the portfolio managers of the Westpeak Value Growth Series since its inception in 1993 and as the portfolio managers of the Westpeak Stock Index Series since August 1, 1993. Both Mr. Scriver and Mr. Cooper have been with Westpeak since its inception in 1991. Prior to joining Westpeak in 1991, Mr. Scriver was Director of Quantitative Strategies of INVESCO and Mr. Cooper was Portfolio Manager of United Asset Management Services.

  Back Bay Advisors, 399 Boylston Street, Boston, Massachusetts 02116, subadviser to the Back Bay Advisors Money Market, Back Bay Advisors Bond Income and Back Bay Advisors Managed Series, provides discretionary investment management services to mutual funds and other institutional investors. The New England itself served as adviser to the Back Bay Advisors Money Market Series and the Back Bay Advisors Bond Income Series until September 10, 1986, when it transferred these advisory functions to Back Bay Advisors, incident to a reorganization effected in order to maintain The New England's investment advisory activities in a separate corporate entity for administrative and regulatory purposes. Catherine L. Bunting, Senior Vice President of Back Bay Advisors and Vice President of the Fund, has served as the Back Bay Advisors Bond Income Series' portfolio manager since January 1989. Peter Palfrey, Vice President of Back Bay Advisors and Vice President of the Fund, has served as the Back Bay Advisors Managed Series' portfolio manager since January 1994. Ms. Bunting has been employed by Back Bay Advisors for more than five years. Mr. Palfrey, prior to joining Back Bay Advisors in 1993, was Investment Vice President with Mutual of New York.

  Draycott Partners, Ltd. (''Draycott''), 8 City Road, London EC2Y 1HE, England subadvises the Draycott International Equity Series. Draycott was organized in 1991 to provide investment advice and management services to institutional investors' accounts and to mutual funds distributed both to institutional and retail customers. Draycott is regulated by the Investment Management Regulatory Organisation Limited (''IMRO'') in the conduct of Investment Business and is registered as an investment adviser in the United States pursuant to the Investment Advisers Act of 1940. IMRO is the United Kingdom regulator of investment advisers. In addition to the Series, Draycott currently manages two other mutual funds and a separate investment account of The New England that invest substantially all of their assets in international equity securities. Nicholas D.P. Carn, Chief Investment Officer, President and Chief Executive Officer of Draycott, Timothy S. Griffen, Senior Portfolio Manager and Pacific Rim Specialist of Draycott, Gregory D. Eckersley, Portfolio Manager and United Kingdom Specialist of Draycott, and Nigel Hankin, Portfolio Manager and European Specialist of Draycott, serves as the portfolio managers of the Draycott International Equity Series. Prior to Draycott's organization in 1991, Mr. Carn was Managing Director, International Equities Group, Mr. Griffen was a Vice President and Portfolio Manager and Mr. Hankin was European Fund Manager, all at CIGNA International Investment Advisors, Ltd. and Mr. Eckersley was an Investment Manager at Century Asset Management, London.

  Draycott is a subsidiary of Cursitor Holdings, Limited ("Cursitor"). Cursitor, headquartered at 66 Buckingham Gate, London, England SW1E 6AU, is an international investment management group that had approximately $10 billion in assets under management at December 31, 1995. Alliance Capital Management L.P. ("Alliance Capital") is expected to acquire the business of Cursitor in 1996. As a result of this transaction, Draycott will become a wholly-owned subsidiary of a new entity, Cursitor Alliance LLC, in which Alliance Capital will directly and indirectly own a 93% interest. Alliance Capital Management Corporation ("ACMC") is the sole general partner of, and the owner of a 1% general partnership interest in, Alliance Capital. ACMC is an indirectly wholly-owned subsidiary of The Equitable Life Assurance Socity of the United States, which is a wholly-owned subsidiary of The Equitable Companies Incorporated, a holding company controlled by AXA, a French insurance holding company.

  Alger Management, 75 Maiden Lane, New York, New York 10038, subadvises the Alger Equity Growth Series. Alger Management is a wholly-owned subsidiary of Fred Alger & Company, Incorporated, which in turn is a wholly-owned subsidiary of Alger Associates, Inc., a financial services holding company. Fred M. Alger III and his brother, David D. Alger, are the majority shareholders of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries. David D. Alger, Seilai Khoo and Ron Tartaro are primarily responsible for the day-to-day management of the Alger Equity Growth Series. David D. Alger has been employed by Alger Management as Executive Vice President and Director of Research since 1971, as President since 1995 and he serves as portfolio manager for other mutual funds and investment accounts managed by Alger Management. Ms. Khoo has been employed by Alger Management since 1989 and as a Senior Vice President since 1995. Mr. Tartaro has been employed by Alger Management since 1990 and as a Senior Vice President since 1995.

  Davis Selected, 124 East Marcy Street, Santa Fe, New Mexico 87501, subadvises the Venture Value Series. Venture Advisers, Inc., is the sole general partner of Davis Selected, which is controlled by Shelby M. C. Davis. Davis Selected provides advisory services to other investment companies and institutions. Since 1968, Mr. Davis, who is co-manager of the Series, has been a director of Venture Advisers, Inc. He is also a director and officer of all investment companies managed by Davis Selected. Christopher C. Davis has co-managed the Venture Value Series since October, 1995. He has been employed by Davis Selected as an assistant portfolio manager and research analyst since 1989.

  Salomon Brothers Asset Management Inc (''SBAM''), 7 World Trade Center, New York, New York 10048, the subadviser to the Salomon Brothers U.S. Government Series and the Salomon Brothers Strategic Bond Opportunities Series, is an indirect, wholly-owned subsidiary of Salomon Inc (''SI'') and was incorporated in 1987.

  In connection with SBAM's service as subadviser to the Strategic Bond Opportunities Series, SBAM's London based affiliate, Salomon Brothers Asset Management Limited (''SBAM Limited''), Victoria Plaza, 111 Buckingham Palace Road, London SW1W, OSB, England, serves as subadviser to SBAM relating to currency transactions and investments in non-dollar denominated debt securities for the benefit of the Salomon Brothers Strategic Bond Opportunities Series. For these services, SBAM has agreed to compensate SBAM Limited at the rate of one-third of the compensation payable to SBAM by TNE Advisers, Inc. SBAM Limited is an indirect, wholly-owned subsidiary of SI. SBAM Limited is a member of IMRO and is registered as an investment adviser in the United States pursuant to the Investment Advisers Act of 1940.

  Steven Guterman is primarily responsible for the day-to-day management of the Salomon Brothers U.S. Government Series and the mortgage-backed securities and U.S. Government securities portions of the Salomon Brothers Strategic Bond Opportunities Series. Mr. Guterman co-manages the Salomon Brothers U.S. Government Series with Roger Lavan. Peter J. Wilby is primarily responsible for the day-to-day management of the High Yield and Emerging Market Debt Securities portions of the Salomon Brothers Strategic Bond Opportunities Series. Beth Semmel assists Mr. Wilby in the day-to-day management of the Strategic Bond Opportunities Series. David Scott is primarily responsible for the portion of the Salomon Brothers Strategic Bond Opportunities Series relating to currency transactions and investments in non-dollar denominated debt securities.

  Mr. Guterman joined SBAM in 1990 and is currently a Managing Director and Senior Portfolio Manager. He initially worked in the mortgage research group where he became a Research Director and later traded derivative mortgage-backed securities for Salomon Brothers Inc. Mr. Guterman joined Salomon Brothers Inc in 1983. Mr. Lavan joined SBAM in 1990 and is a Director and Portfolio Manager. Prior to joining SBAM, Mr. Lavan spent four years analyzing portfolios for Salomon Brothers Inc.'s Fixed Income Sales Group and Product Support Divisions. Mr. Wilby joined SBAM in 1989. Ms. Semmel joined SBAM in May of 1993 and is a Director and Portfolio Manager. Prior to joining SBAM, Ms. Semmel spent four years as a high yield bond analyst at Morgan Stanley Asset Management. Mr. Scott has been with SBAM Limited since April, 1994 and is a Director and Portfolio Manager. Previously, he was a portfolio manager for J.P. Morgan Investment Management in London from 1990-94 where he was responsible for global and non-dollar portfolios. Before joining J.P. Morgan, Mr. Scott was employed by Mercury Asset Management where he had responsibility for captive insurance portfolios and products.


  Fees and Expenses. TNE Advisers, Inc. is paid a management fee from the Series it manages as follows:

                                 Management fee paid by Series to
                                 TNE Advisers, Inc.
Series                           (% of average net assets)
[S]                              [C]
Loomis Sayles Small Cap Series   1.00% all assets

Draycott International Equity    0.90% all assets
Series

Alger Equity Growth Series       0.75% all assets

Loomis Sayles Avanti Growth      0.70% the first $200 million
Series
                                 0.65% the next $300 million
                                 0.60% amounts in excess of $500
                                 million

Venture Value Series             0.75% all assets

Westpeak Value Growth Series     0.70% the first $200 million
                                 0.65% the next $300 million
                                 0.60% amounts in excess of $500
                                 million

Westpeak Stock Index Series      0.25% all assets

Loomis Sayles Balanced Series    0.70% all assets

Back Bay Advisors Managed        0.50% all assets
Series

Salomon Brothers Strategic Bond  0.65% all assets
Opportunities Series

Back Bay Advisors Bond Income    0.40% the first $400 million
Series
                                 0.35% the next $300 million
                                 0.30% the next $300 million
                                 0.25% amounts in excess of $1 billion

Salomon Brothers U.S.            0.55% all assets
Government Series

Back Bay Advisors Money Market   0.35% the first $500 million
Series
                                 0.30% the next $500 million
                                 0.25% amounts in excess of $1 billion




  Sub-Advisory Fees. TNE Advisers pays each sub-adviser at the following rates for providing sub-advisory services to the following Series:

Series                    Annual Percentage         Average Daily Net Asset
                          Rates Paid                Value Levels
                          by TNE
                          Advisers to the
                          Respective
                          Sub-Advisers

Loomis Sayles Small Cap   0.55%                     of the first $25 million
Series
                          0.50%                     of the next $75 million
                          0.45%                     of the next $100 million
                          0.40%                     of amounts in excess of
                                                    $200 million

Draycott International    0.75%                     of the first $10 million
Equity Series
                          0.60%                     of the next $40 million
                          0.45%                     of amounts in excess of
                                                    $50 million

Alger Equity Growth       0.45%                     of the first $100
Series                                              million
                          0.40%                     of the next $400 million
                          0.35%                     of amounts in excess of
                                                    $500 million

Loomis Sayles Avanti      0.50%                     of the first $25 million
Growth
    Series                0.40%                     of the next $75 million
                          0.35%                     of the next $100 million
                          0.30%                     of amounts in excess of
                                                    $200 million

Venture Value Series      0.45%                     of the first $100
                                                    million
                          0.40%                     of the next $400 million
                          0.35%                     of amounts in excess of
                                                    $500 million

Westpeak Value Growth     0.50%                     of the first $25 million
Series
                          0.40%                     of the next $75 million
                          0.35%                     of the next $100 million
                          0.30%                     of amounts in excess of
                                                    $200 million

Westpeak Stock Index      0.10%                     of all assets
Series

Loomis Sayles Balanced    0.50%                     of the first $25 million
Series
                          0.40%                     of the next $75 million
                          0.30%                     of amounts in excess of
                                                    $100 million

Back Bay Advisors         0.25%                     of the first $50 million
Managed Series
                          0.20%                     of amounts in excess of
                                                    $50 million

Salomon Brothers          0.35%                     of the first $50 million
Strategic Bond
    Opportunities Series  0.30%                     of the next $150 million
                          0.25%                     of the next $300 million
                          0.20%                     of amounts in excess of
                                                    $500 million

Back Bay Advisers Bond    0.25%                     of the first $50 million
Income Series
                          0.20%                     of the next $200 million
                          0.15%                     of amounts in excess of
                                                    $250 million

Salomon Brothers U.S.     0.225%                    of the first $200
Government Series                                   million
                          0.150%                    of the next $300 million
                          0.100%                    of amounts in excess of
                                                    $500 million

Back Bay Advisors Money   0.15%                     of the first $100
Market Series                                       million
                          0.10%                     of amounts in excess of
                                                    $100 million


Adviser of the Capital Growth Series

  CGM, One International Place, Boston, MA 02110, adviser to the Capital Growth Series, is an investment advisory firm organized in 1989 which manages seven mutual fund portfolios and advisory accounts for other clients. The sole general partner of CGM is a corporation owned in equal shares by Robert L. Kemp and G. Kenneth Heebner, who are officers of the Fund. Mr. Heebner, Senior Portfolio Manager of CGM and Senior Vice President of the Fund, has served as portfolio manager of the Capital Growth Series since August of 1983. Until 1990, Mr. Heebner was an officer and employee of Loomis Sayles, which served as adviser to the Capital Growth Series through February of that year.

  The Capital Growth Series pays its adviser, CGM, a management fee at an annual rate of 0.70% of the first $200 million of average net assets, 0.65% of the next $300 million of such assets and 0.60% of such assets in excess of $500 million. For advisory services rendered during the fiscal year ended December 31, 1995, CGM was paid 0.64% of the Capital Growth Series' average net assets.

Voluntary Expense Agreement

Pursuant to a voluntary expense agreement relating to the Loomis Sayles Avanti Growth, Westpeak Value Growth, Westpeak Stock Index, Back Bay Advisors Managed, Back Bay Advisors Bond Income and Back Bay Advisors Money Market Series, TNE Advisers, Inc. bears the expenses (other than the advisory fees and any brokerage costs, interest, taxes or extraordinary expenses) of the Series in excess of 0.15% of the respective Series' average daily net assets. In the case of the Loomis Sayles Small Cap Series, TNE Advisers Inc. bears all the expenses (other than any brokerage costs, interest, taxes or extraordinary expenses) of the Series in excess of 1.00% of the Series' average daily net assets. Similar voluntary expense agreements with The New England have been in effect with respect to the Capital Growth Series from November 1, 1994 to April 30, 1996 and were in effect with respect to the Back Bay Advisors Money Market, Back Bay Advisors Bond Income, Back Advisors Managed and Westpeak Stock Index Series from November 1, 1994 through April 30, 1995 and with respect to the Loomis Sayles Small Cap, Loomis Sayles Avanti Growth and Westpeak Value Growth Series from December 1, 1994 through April 30, 1995. As a result of the current voluntary expense agreements (and assuming the Series incur the same level of advisory fees as in 1995 and no taxes, interest or extraordinary expenses), the Series' expense ratios during this prospectus' effectiveness, assuming the continuation of the voluntary expense agreement, are expected to be:
                                        Total Expense
                                        Ratio
                                        Under Current
                                        Voluntary
Series                                  Expense
                                        Agreement
  Back Bay Advisors Money Market Series 0.50%
  Back Bay Advisors Bond Income Series  0.55%
  Back Bay Advisors Managed Series      0.64%
  Westpeak Value Growth Series          0.85%
  Westpeak Stock Index Series           0.40%
  Loomis Sayles Small Cap Series        1.00%
  Loomis Sayles Avanti Growth Series    0.85%

  TNE Advisers Inc. may terminate these expense agreements at any time. If these expense agreements were terminated, the expense ratios would be higher.

  Prior to November 1, 1994, The New England had agreed to pay the charges and expenses of preparing, printing and distributing prospectuses and reports to shareholders, custodial and transfer agent charges and expenses, auditing, accounting and legal fees and certain other expenses in connection with the affairs of the Fund and the expenses of shareholders' and trustees' meetings.

Expense Deferral Arrangement

  Pursuant to an expense deferral arrangement in effect beginning November 1, 1994, relating to the Draycott International Equity Series, the Alger Equity Growth Series, the Venture Value Series, the Loomis Sayles Balanced Series, the Salomon Brothers Strategic Bond Opportunities Series and the Salomon Brothers U.S. Government Series, which TNE Advisers, Inc. may terminate at any time, TNE Advisers, Inc. has agreed to pay the expenses of the Series' operations (exclusive of any brokerage costs, interest, taxes, or extraordinary expenses) in excess of stated expense limits, which limits vary from Series to Series, subject to the obligation of the Series to repay TNE Advisers, Inc. such expenses in future years, if any, when a Series' expenses fall below the stated expense limit that pertains to that Series; such deferred expenses may be charged to a Series in a subsequent year to the extent that the charge does not cause the total expenses in such subsequent year to exceed the Series' stated expense limit; provided, however, that no Series is obligated to repay any expense paid by TNE Advisers, Inc. more than two years after the end of the fiscal year in which such expense was incurred. For the Draycott International Equity Series, TNE Advisers, Inc. has agreed to defer such expenses in excess of 1.30% of net assets until a subsequent year, if any, when total expenses are less than 1.30% of net assets; for the Alger Equity Growth Series, TNE Advisers, Inc. has agreed to defer such expenses in excess of 0.90% of net assets until a subsequent year, if any, when total expenses are less than 0.90% of net assets (prior to January 1, 1996 the expense deferral arrangement had been limited to 0.85%); for the Venture Value Series, TNE Advisers, Inc. has agreed to defer such expenses in excess of 0.90% of net assets until a subsequent year, if any, when total expenses are less than 0.90% of net assets; for the Loomis Sayles Balanced Series, TNE Advisers, Inc. has agreed to defer such expenses in excess of 0.85% of net assets until a subsequent year, if any, when total expenses are less than 0.85% of net assets; for the Salomon Brothers Strategic Bond Opportunities Series, TNE Advisers, Inc. has agreed to defer such expenses in excess of 0.85% of net assets until a subsequent year, if any, when total expenses are less than 0.85% of net assets; for the Salomon Brothers U.S.Government Series, TNE Advisers, Inc. has agreed to defer such expenses in excess of 0.70% of net assets until a subsequent year, if any, when total expenses are less than 0.70% of net assets. These expense limits can be prospectively discontinued by TNE Advisers, Inc. but any expenses that were deferred while a Series' expense limit was in place can never be charged to that Series unless that Series' expenses fall below the limit.
</R.>
Additional Information About Expenses

  The Series pay all expenses not borne by TNE Advisers, Inc., the subadvisers, CGM or the Distributor, including, but not limited to, the charges and expenses of the respective Series' custodian, independent auditors and legal counsel, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal or state securities laws, all expenses of shareholders' and trustees' meetings and preparing, printing and mailing prospectuses and reports to shareholders and the compensation of trustees of the Fund who are not directors, officers or employees of The New England or its affiliates, other than affiliated registered investment companies.





  The Fund incurred total expenses during the one-year period ended December 31, 1995 as follows:
                              Total Expenses
                              (as of a percentage of
                              Average net assets) for the
                              one year period  ended
SERIES                        December 31, 1995

Loomis Sayles Small Cap       0.99
Series
Draycott International Equity 1.30
Series
Alger Equity Growth Series    0.83
Capital Growth Series         0.71
Loomis Sayles Avanti Growth   0.85
Series
Venture Value Series          0.90
Westpeak Value Growth Series  0.85
Westpeak Stock Index Series   0.40
Loomis Sayles Balanced Series 0.84
Back Bay Advisors Managed     0.64
Series
Salomon Brothers Strategic
Bond Opportunities            0.84
  Series
Back Bay Advisors Bond Income 0.55
Series
Salomon Brothers U.S.         0.70
Government Series
Back Bay Advisors Money       0.50
Market Series

If the voluntary expense agreement and expense deferral arrangement described above had not been in effect, the Series' expenses for the one year period ended December 31, 1995 would have been:

                              Total Expenses (as a
                              percentage of net assets)
                              without voluntary expense
                              agreement for the one year
                              period ended December 31,
SERIES                        1995

Loomis Sayles Small Cap       1.91
Series
Draycott International Equity 3.12
Series
Alger Equity Growth Series    2.45
Capital Growth Series         0.71
Loomis Sayles Avanti Growth   1.06
Series
Venture Value Series          1.51
Westpeak Value Growth Series  1.06
Westpeak Stock Index Series   0.54
Loomis Sayles Balanced Series 1.85
Back Bay Advisors Managed     0.64
Series
Salomon Brothers Strategic
Bond Opportunities            2.44
  Series
Back Bay Advisors Bond Income 0.55
Series
Salomon Brothers U.S.         2.90
Government Series
Back Bay Advisors Money       0.51
Market Series



These expense figures do not include portfolio brokerage commission,which are not deducted from the Series' assets in the same manner as other charges and expenses; rather, brokerage commissions are part of the purchase price paid for portfolio securities and reduce the proceeds received on the sale of portfolio securities.

  For the one-year period ended December 31, 1995, the Loomis Sayles Small Cap Series paid___ in brokerage commissions, the Draycott International Equity Series paid ___ in brokerage commissions, the Alger Equity Growth Series paid $69,052 in brokerage commissions, the Capital Growth Series paid a total of ____ in brokerage commissions, the Loomis Sayles Avanti Growth Series paid a total of ___ in brokerage commissions, the Venture Value Series paid a total of $40,523 in brokerage commissions, the Westpeak Value Growth Series paid a total of ___ in brokerage commissions, the Westpeak Stock Index Series paid a total of _____ in brokerage commissions, the Loomis Sayles Balanced Series paid a total of ___ in brokerage commissions and the Back Bay Advisors Managed Series paid a total of $1,615 in brokerage commissions on its common stock portfolio transactions. These brokerage commissions equaled ___% of the Loomis Sayles Small Cap Series' average net assets, ___% of the Draycott International Equity Series' average net assets, ___% of the Alger Equity
Growth Series' average net assets, ___% of the Capital Growth Series' average net assets, ___% of the Loomis Sayles Avanti
Growth Series' average net assets, ___% of the Venture Value Series' average net assets,___% of the Westpeak Value Growth Series' average net assets, __% of the Westpeak Stock Index
Series' average net assets, ___% of the Loomis Sayles Balanced Series' average net assets and ___% of the Back Bay Advisors Managed Series' average net assets. The Alger Equity Growth Series may pay brokerage commissions to a brokerage firm affiliated with the Series' subadviser. Portfolio transactions of the Salomon Brothers Strategic Bond Opportunities Series, Back
Bay Advisors Bond Income Series, Salomon Brothers U.S. Government Series and Back Bay Advisors Money Market Series and portfolio transactions of the Back Bay Advisors Managed and the Loomis
Sayles Balanced Series in bonds, notes and money market instruments are generally on a net basis without a stated commission.

Miscellaneous Arrangements

  The Series' adviser has contracted with New England Funds, L.P. to provide executive and other personnel for the administration of Fund affairs. Subject to procedures adopted by the Fund's Board of Trustees, Fund brokerage transactions may be executed by brokers that are affiliated with any adviser or subadviser.

  Fund shares are offered through New England Securities, 399
Boylston Street, Boston, Massachusetts 02116, the principal underwriter for the Fund. New England Securities is a wholly-owned subsidiary of The New England.

SALE AND REDEMPTION OF SHARES

  Shares of each Series are purchased or redeemed depending, among other things, on the amount of premium payments invested and the surrender and transfer requests effected on any given day pursuant to the variable life insurance and variable annuity contracts supported by the Fund. Such transactions can be made only on those days during which the New York Stock Exchange is open for trading. Purchases and redemptions of Fund shares are effected at the net asset value per share determined as of the close of regular trading on the New York Stock Exchange on the day such purchase order or redemption request is received.

  The Fund may suspend the right of redemption for any Series and may postpone payment for any period when the New York Stock Exchange is closed for other than weekends or holidays, or, if permitted by the rules of the SEC, during periods when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for a Series to dispose of securities or fairly to determine the value of its net assets, or during any other period permitted by the SEC for the protection of investors.

NET ASSET VALUES AND PORTFOLIO VALUATION

  Loomis Sayles, Draycott, Alger Management, CGM, Davis Selected, Westpeak, Back Bay Advisors and SBAM, under the direction of the Board of Trustees, determine the value of each Series' securities under the direction of the Fund's Board of Trustees. The net asset value of each Series' shares is determined as of the close of regular trading on the New York Stock Exchange each day it is open. Each Series' total net assets are divided by the number of outstanding shares of that Series to determine the net asset value per share for that Series.

  The Back Bay Advisors Money Market Series' investment portfolio, and any fixed-income securities with remaining maturities of 60 days or less held by any other Series, are valued at amortized cost. Other portfolio securities of each Series (other than the Back Bay Advisors Money Market Series) are valued at market value where current market quotations are readily available and otherwise are taken at fair value as determined in good faith by the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Board.

  The Back Bay Advisors Money Market Series seeks to maintain a constant net asset value per share of $100, although this cannot be assured. The net asset value per share for the other Series will vary depending on the value of each Series' investment portfolio.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Back Bay Advisors Money Market Series

  The net investment income of the Back Bay Advisors Money Market Series is declared daily and paid monthly as a dividend. Although the Back Bay Advisors Money Market Series does not expect to realize any long-term capital gains, if such gains are realized they will be distributed once a year.

Other Series

  It is the policy of each Series other than the Back Bay
Advisors Money Market Series to pay annually as dividends substantially all net investment income and to distribute annually all net realized capital gains, if any, after offsetting any capital loss carryovers. See ''Taxes.'' Dividends from net investment income may be paid more or less often if the Board of Trustees deems it appropriate.

  Federal income tax law requires each Series to distribute prior to calendar year end virtually all of its ordinary income for such year and virtually all of the capital gain net income realized by the Series in the one-year period ending October 31 (or December 31, if the Series so elects) of such year and not previously distributed.

  Dividends and distributions of each Series are automatically reinvested in shares of the respective Series.

TAXES

  Each Series is treated as a separate taxable entity for federal income tax purposes and intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. So long as a Series distributes all of its net investment income and net capital gains to its shareholders, the Series itself does not pay any federal income tax. Dividends from net investment income of each of the Series and distributions of each Series' net short-term gains, if any, are ordinary income to its shareholders. Distributions of any Series' net realized long-term capital gains, if any, are long-term capital gains to its shareholders. Whether or not taxes must be paid by the shareholders of a Series on distributions received from that Series will depend on the tax status of NEVLICO's or The New England's separate accounts and the tax status of any other shareholders. For the purposes of the foregoing, each Series' shareholders are the separate accounts investing directly in the Fund and are not the owners of the variable life insurance or variable annuity contracts for which the Fund serves as an investment vehicle. For a description of the tax consequences for such contract owners, see the relevant prospectus applicable to such contracts.

ORGANIZATION AND CAPITALIZATION OF THE FUND

  The Fund was originally organized in 1983 as a Massachusetts corporation and was reorganized into a Massachusetts business trust on February 27, 1987. The Fund is registered as a diversified, open-end management company under the 1940 Act and is authorized to issue an unlimited number of shares of each Series. Shareholders may address inquiries about the Fund to New England Securities, 399 Boylston Street, Boston, Massachusetts 02116.

  As of the date of this prospectus, all of the outstanding voting securities of the Fund are owned by separate accounts of The New England and/or NEVLICO, and may, from time to time, be owned by those separate accounts and the general account of The New England. Therefore, The New England and NEVLICO are presumed to be in control (as that term is defined in the 1940 Act) of the Fund. However, the staff of the SEC is presently of the view that The New England and NEVLICO are each required to vote their Fund shares that are held in a separate account that is a registered investment company under the 1940 Act (and, to the extent voting privileges are granted by the issuing insurance company, in unregistered separate accounts) in the same proportion as the voting instructions received from owners of the variable life insurance or variable annuity contracts issued by the separate account, and that The New England is required to vote any shares held in its general account (or in any unregistered separate account that does not have voting privileges) in the same proportion as all other Fund shares are voted. The New England and NEVLICO currently intend to vote their shares in a manner consistent with this view.

  The Fund does not generally hold annual meetings of shareholders and will hold shareholders meetings only when required by law. Shareholders may remove trustees from office by votes cast at a shareholder meeting or by written consent.

TRANSFER AGENT

  The transfer agent and the dividend paying agent for the Fund is The New England, 501 Boylston Street, Boston, Massachusetts
02116.

VOTING RIGHTS

     Fund shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held). NEVLICO and The New England are the legal owners of shares attributable to variable life insurance and variable annuity contracts issued by their separate accounts, and have the right to vote those shares. Pursuant to the current view of the SEC staff, NEVLICO and The New England will vote their shares in accordance with instructions received from owners of variable life insurance and variable annuity contracts issued by separate accounts that are registered under the 1940 Act. All Fund shares held by separate accounts of NEVLICO and The New England that are registered under the 1940 Act (and, to the extent voting privileges are granted by the issuing insurance company, by unregistered separate accounts) for which no timely instructions are received will be voted for, voted against or withheld from voting on any proposition in the same proportion as the shares held in that separate account for all contracts for which voting instructions are received. All Fund shares held by the general investment account (or any unregistered separate account that does not have voting privileges) of NEVLICO or The New England will be voted in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the shares that are voted in proportion to such voting instructions.

APPENDIX A

RATINGS OF SECURITIES

  Description of Moody's Investors Service, Inc. corporate bond ratings:

  Aaa, Aa, A_Bonds which are rated AAA or Aa are judged to be of high quality by all standards and are generally known as high grade bonds. Bonds rated Aa are rated lower than Aaa securities because margins of protection may not be as large as in the latter or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

  Baa_Bonds which are rated Baa are considered medium grade obligations, i.e., they are neither higher protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Ba_Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B_Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Caa_Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  Ca_Bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

  C_Bonds which are rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Description of Standard & Poor's Ratings Group corporate bond ratings:

  AAA, AA, A_Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in high rated categories.

  BBB_Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

  BB-B-CCC-CC_Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

  CI_The rating CI is reserved for income bonds on which no income is being paid.

  D_Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

                     NEW ENGLAND ZENITH FUND

               STATEMENT OF ADDITIONAL INFORMATION

                           May 1, 1996








This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated May 1, 1996, and should be read in conjunction therewith. A copy of the Prospectus may be obtained from New England Securities Corporation, 399 Boylston Street, Boston, Massachusetts 02116.

                        TABLE OF CONTENTS


                                                     Page

Investment Objectives and Policies

Miscellaneous Investment Practices

Determination of Net Asset Values

Fund Performance

Trustees and Officers

Advisory Arrangements

Distribution Agreement

Other Services

Portfolio Transactions and Brokerage

Description of the Fund

Appendix A-1 (Description of Bond Ratings)

Appendix A-2 (Description of Commercial Paper Ratings)

Appendix B

Appendix C Financial Statements and report of independent accountants

               INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives and policies of each Series (collectively and individually the "Series") of New England Zenith Fund (the "Fund") are summarized on the front page of the Prospectus and in the text of the Prospectus following the caption "Investment Objectives and Policies." There can be no assurance that any of the Series will achieve its objective. The investment policies of each Series set forth in the Prospectus and in this Statement of Additional Information may be changed without shareholder approval, except for any policy as to which the Prospectus or this Statement of Additional Information explicitly indicates that such approval is required, and except for the investment objectives of the Money Market, Bond Income, Capital Growth, Value Growth, Avanti Growth, Stock Index, Managed and Small Cap Series, which have fundamental investment objectives.

     The terms "shareholder approval" and "approval of a majority of the outstanding voting securities," as used in the Prospectus and this Statement of Additional Information, mean, with respect to a Series, approval by the lesser of (i) 67% of the shares of the Series represented at a meeting at which more than 50% of the outstanding shares of such Series are represented or (ii) more than 50% of the outstanding shares of such Series.

Loomis Sayles Small Cap Series

     As indicated in the Prospectus following the caption
"Investment Objective and Policies -- Loomis Sayles Small Cap
Series," the Loomis Sayles Small Cap Series seeks to attain its investment objective of long-term capital growth through investments in common stocks or their equivalent.

     Loomis Sayles, the Series' subadviser, manages the Series by investing primarily in stocks of small cap companies with good earnings growth potential that Loomis Sayles believes are undervalued by the market. Typically, such companies range in size from $100 million to $500 million in market capitalization, have better than average growth rates at below average price/earnings ratios and have strong balance sheets and cash flow. Loomis Sayles seeks to build a core small cap portfolio of solid growth company stocks, with a smaller emphasis on special situations and turnarounds (companies that have experienced signficiant business problems but which Loomis Sayles believes have favorable prospects for recovery), as well as unrecognized stocks.

     Under unusual market conditions as determined by Loomis Sayles, all or any portion of the Series may be invested, for temporary, defensive purposes, in short-term debt instruments or in cash. In addition, under normal conditions, a portion of the Series' assets may be invested in short-term assets for liquidity purposes or pending investment in other securities. Short-term investments may include U.S. Government securities, certificates of deposit, commercial paper and other obligations of corporate issuers rated in the top two rating categories by a major rating agency or, if unrated, determined to be of comparable quality by the subadviser, and repurchase agreements that are fully collateralized by cash, U.S. Government securities or high-quality money market instruments.

Draycott International Equity Series

     As disclosed in the Prospectus under the caption "Investment Objectives and Policies -- Draycott International Equity Series," the Draycott International Equity Series seeks to attain its investment objective of total return from long-term growth of capital primarily through investment in international equity securities.

Alger Equity Growth Series

     As disclosed in the Prospectus under the caption "Investment Objectives and Policies -- Alger Equity Growth Series," the Alger Equity Growth Series seeks to attain its investment objective of long-term capital appreciation by investing primarily in a diversified, actively managed portfolio of equity securities, primarily of companies having a total market capitalization of $1 billion or greater. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth progress, or may be companies providing products or services with a high unit volume growth rate.

Capital Growth Series

     As disclosed in the Prospectus under the caption "Investment Objectives and Policies -- Capital Growth Series," the Capital Growth Series seeks to attain its investment objective of long-term growth of capital through investment primarily in equity securities of companies whose earnings are expected to grow at a faster rate than the United States economy. The selection of common stocks for the Capital Growth Series' investment portfolio is based on the assessment of the Series' adviser, Capital Growth Management Limited Partnership ("CGM"), that the common stock is attractively priced relative to its earnings and growth potential.

     The Series does not consider current income as a significant factor in selecting its investments. However, during periods when management considers that economic or market conditions make it desirable, the Series may take a defensive position by investing a substantial portion of its assets in cash or fixed-income securities (bonds, notes and money market instruments).
No estimate can be made as to when or for how long the Series will employ such defensive strategies; however, in the past, such periods have been as long as one year.

     The Capital Growth Series does not currently intend to invest in restricted securities, options or warrants although, subject to its investment restrictions, it may do so in the future. See "Investment Restrictions."

     Although the Capital Growth Series' objective is long-term capital growth, it frequently sells securities to reflect changes in market, industry or individual company conditions or outlook even though it may only have held those securities for a short period. As a result of these policies, the Capital Growth Series, under certain market conditions, may experience high portfolio turnover, although specific portfolio turnover rates are impossible to predict. In recent years, the portfolio turnover rate of the Capital Growth Series has fluctuated considerably as a result of strategic shifts in portfolio holdings designed to maintain an optimum portfolio structure in view of general market conditions and movements in individual stock prices.

Loomis Sayles Avanti Growth Series

     As disclosed in the Prospectus under the caption "Investment Objectives and Policies -- Loomis Sayles Avanti Growth Series," the Loomis Sayles Avanti Growth Series seeks to attain its investment objective of long-term growth of capital through ordinarily investing substantially all of its assets in equity securities. Investments are selected by the Series' subadviser, Loomis, Sayles & Company, L.P. ("Loomis Sayles"), based on their growth potential; current income is not a consideration.

     Although the Loomis Sayles Avanti Growth Series' objective is long-term capital growth, it may sell securities to reflect changes in Loomis Sayles' assessment of the relative attractiveness of particular investments. As a result, the Loomis Sayles Avanti Growth Series, under certain market conditions, may experience high portfolio turnover. High portfolio turnover involves correspondingly higher brokerage commissions than would be experienced by a similar fund with lower turnover. In addition, the Series may invest cash temporarily in money market instruments and related repurchase agreements, as described below under "Miscellaneous Investment Practices--Money Market Instruments."

Venture Value Series

     As disclosed in the Prospectus under the caption "Investment Objectives and Policies -- Venture Value Series," the Venture Value Series seeks to attain its investment objective of growth of capital by investing in domestic common stocks that the Series' subadviser believes have capital growth potential due to factors such as undervalued assets or earnings potential, product development and demand, favorable operating ratios, resources for expansion, management abilities, reasonableness of market price, and favorable overall business prospects. The Series will generally invest predominantly in equity securities of companies with market capitalizations of at least $250 million. It may also invest in issues with smaller capitalizations.

Westpeak Value Growth Series

     As disclosed in the Prospectus under the caption "Investment Objectives and Policies -- Westpeak Value Growth Series," the Westpeak Value Growth Series seeks long-term total return (capital appreciation and dividend income) through investment in equity securities, both in securities that the Series' subadviser, Westpeak Investment Advisors, L.P. ("Westpeak"), believes are undervalued ("value" style) and securities of companies that Westpeak believes have growth potential ("growth" style). The Westpeak Value Growth Series will ordinarily invest substantially all of its assets in equity securities.

     Although the Westpeak Value Growth Series' objective is long-term total return, it may sell securities to reflect changes in Westpeak's assessment of the relative attractiveness of particular investments. As a result, the Westpeak Value Growth Series, under certain market conditions, may experience high portfolio turnover. High portfolio turnover involves correspondingly higher brokerage commissions than would be experienced by a similar fund with lower turnover.

     The assets of the Westpeak Value Growth Series that are not invested in equity securities will be held in cash or invested as described below under "Miscellaneous Investment Practices--Money
Market Instruments."

Westpeak Stock Index Series

     As disclosed in the Prospectus under the caption "Investment Objectives and Policies -- Westpeak Stock Index Series," the Westpeak Stock Index Series uses the Standard & Poor's 500 Composite Stock Index ("S&P 500 Index") as the standard of performance comparison because that index currently represents a significant percentage of the total market value of all United States publicly traded common stocks, is well known to investors, and is commonly regarded as representative of the performance of United States publicly traded common stocks taken as a whole.

     The S&P 500 Index is composed of 500 common stocks, most of which are listed on the New York Stock Exchange. Standard & Poor's, which is not a sponsor of or in any other way affiliated with the Series, chooses the 500 stocks included in the S&P 500 Index on the basis of market value and industry diversification. The S&P 500 Index assigns relative values to the stocks included in the index, weighted according to each stock's total market value relative to the total market value of the other stocks included in the index. The stocks included in the S&P 500 Index may change from time to time.

     The Westpeak Stock Index Series is not managed through traditional methods of investment management, which typically attempt to use economic, financial and market analysis to select undervalued stocks or stocks of companies that may experience above-average growth, nor will the adverse financial situation of a company necessarily result in the elimination of its stock from the Westpeak Stock Index Series' portfolio. As described in the Prospectus, stocks will be selected in an attempt to approximate the performance of the S&P 500 Index and to minimize tracking error. From time to time, adjustments may be made in the Westpeak Stock Index Series' investment portfolio, but such changes should be infrequent compared to those of most management investment companies. Westpeak currently expects that such adjustments will ordinarily be made on a monthly basis, but such adjustments could be made more or less frequently, depending on changes in the size of the Westpeak Stock Index Series, among other factors. As a consequence of the relative infrequency of portfolio adjustments, brokerage and other transaction costs are expected to be relatively low. However, these costs and other expenses may cause the return of the Westpeak Stock Index Series to be lower than the return of the S&P 500 Index. In addition, the relative infrequency of portfolio adjustments may result in increased tracking error, to the extent that new cash that has come into the Series is held, or invested in money market instruments and repurchase agreements, pending the next portfolio adjustment, rather than invested immediately in common stocks included in the S&P 500 Index.

     It is the Westpeak Stock Index Series' policy to be fully invested in common stocks. However, the Westpeak Stock Index Series may hold a portion of its assets, which will not exceed 5% (not including additional cash that has come into the Series and is pending investment in common stocks), in cash to meet redemptions and other day-to-day operating expenses. The Series may also engage in futures transactions to reduce tracking error. In addition, the Westpeak Stock Index Series may invest cash temporarily in money market instruments and repurchase agreements, as described below under "Miscellaneous Investment Practices -- Money Market Instruments". Such temporary investments will only be made with cash held to maintain liquidity or pending investment, and will not be made for defensive purposes in the event or in anticipation of a general decline in the market prices of stocks in which the Series invests. A defensive investment posture is precluded by the Westpeak Stock Index Series' investment objective to provide investment results that correspond to the price and yield performance of a universe of common stocks. Investors in the Westpeak Stock Index Series therefore bear the risk of general declines in stock prices in the stock markets.

     The index that the Westpeak Stock Index Series uses as a standard of comparison in seeking to achieve its objective may be changed without shareholder approval. At some time in the future, another index may be selected if such a standard of comparison is deemed more appropriate than the S&P 500 Index as an indicator of the performance of United States publicly traded common stocks.

Loomis Sayles Balanced Series

     As disclosed in the Prospectus under the caption "Investment
Objectives and Policies -- Loomis Sayles Balanced Series," the
Loomis Sayles Balanced Series seeks to attain its investment objective of reasonable long-term investment return from a combination of long-term capital appreciation and moderate current income.

     The Series is "flexibly managed" in that sometimes it invests more heavily in equity securities and at other times it invests more heavily in fixed-income securities, depending on its subadviser's view of the economic and investment outlook. Most of the Series' investments are normally in dividend-paying common stocks of recognized investment quality that are expected to achieve growth in earnings and dividends over the long-term. Fixed-income securities include notes, bonds, non-convertible preferred stock and money market instruments. The Series may invest in adjustable rate mortgage securities, asset-backed securities, STRIPS and inverse floaters, subject to a limit of 5% of the Series' assets for each of these types of instruments.
The Series invests at least 25% of its assets in fixed-income senior securities and, under normal market conditions, more than 50% of its assets in equity securities. The Series also may invest in foreign securities.

Back Bay Advisors Managed Series

     As indicated in the Prospectus following the caption
"Investment Objective and Policies -- Back Bay Advisors Managed
Series," the Back Bay Advisors Managed Series' investment portfolio will generally contain a mix of (1) common stocks, (2) notes and bonds and (3) money market instruments. Each of these categories of investments involves certain risks.

     The text of the Prospectus following the caption "Investment Objective and Policies -- Back Bay Advisors Money Market Series," contains a description of the money market instruments and related repurchase agreements in which the Back Bay Advisors Managed Series may invest; for a fuller description, see "Miscellaneous Investment Practices--Money Market Instruments," below.

     The portion of the Back Bay Advisors Managed Series' investment portfolio consisting of notes and bonds will be invested in bonds of the types in which the Back Bay Advisors
Bond Income Series is permitted to invest. These investments may include both bonds in the four highest rating categories of Moody's or Standard & Poor's (which are described in Appendix A-1 hereto) and lesser rated or non-rated bonds (the risks associated with which are described in the Prospectus under "Investment Objectives and Policies -- Back Bay Advisors Bond Income
Series"). The Series will purchase and sell securities for the bond portion of its portfolio in anticipation of or in response to changes in yield relationships, markets or economic conditions. The bond portion of the Series' investment portfolio will also be invested to take advantage of temporary disparities in the relative values of certain sectors of the market for fixed-income securities. As a result of these policies, the bond portion of the Series' portfolio, under certain market conditions, may experience high portfolio turnover.

     Because the securities in its portfolio are subject to price declines as well as price advances, at times the net asset value per Back Bay Advisors Managed Series share may be less than a shareholder's original cost. There can be no assurance that the Back Bay Advisors Managed Series' investment objective will be attained.

Salomon Brothers Strategic Bond Opportunities Series

     As disclosed in the Prospectus under the caption "Investment Objectives and Policies -- Salomon Brothers Strategic Bond Opportunities Series," the Salomon Brothers Strategic Bond Opportunities Series seeks to attain its investment objective of a high level of total return consistent with preservation of capital by assessing the relative risks and opportunities available in various market segments and allocating assets primarily among U.S. Government obligations, mortgage backed securities, domestic corporate debt and international debt securities rated investment grade (BBB or higher by S&P or Baa or higher by Moody's) and domestic and sovereign corporate debt and international debt securities rated below investment grade.

Back Bay Advisors Bond Income Series

     The text of the Prospectus following the caption "Investment Objectives and Policies -- Back Bay Advisors Bond Income Series" gives a description of the securities in which the Back Bay Advisors Bond Income Series may invest. Although at least 80% of the Series' bond investments will carry investment grade ratings (see Appendix A-1) from one of the recognized rating services, the Series may purchase nonrated or lower-rated bonds, which may be traded only over-the-counter. Nonrated bonds are so categorized because the bond's rating has been suspended or because the issuer did not seek a rating of the bonds from Moody's or Standard & Poor's.

     As described in the Prospectus, the average maturity of the Back Bay Advisors Bond Income Series' portfolio will usually be between five and fifteen years. Depending on market conditions, the Back Bay Advisors Bond Income Series may take a defensive position by investing a substantial portion of its assets in the money market instruments eligible for purchase by the Back Bay Advisors Money Market Series. No estimate can be made as to when or for how long the Series would employ such defensive strategies.

     The Back Bay Advisors Bond Income Series purchases and sells portfolio investments in anticipation of or in response to changes in yield relationships, markets or economic conditions. The Back Bay Advisors Bond Income Series also invests to take advantage of temporary disparities in the relative values of certain sectors of the market for fixed-income securities. As a result of these policies, the Back Bay Advisors Bond Income Series, under certain market conditions, may experience high portfolio turnover, although specific portfolio turnover rates are impossible to predict.

     Since levels of interest rates vary from time to time, there can be no assurance as to the Back Bay Advisors Bond Income Series' current income for any particular period. Moreover, since all securities are subject to price declines as well as price advances, at times the net asset value per Back Bay Advisors Bond Income Series share may be less than a shareholder's original cost. In recent years, prices for fixed-income securities have generally been more volatile than they were in prior periods, and this has increased the market risk of holding such securities.

Salomon Brothers U.S. Government Series

     As disclosed in the Prospectus under the caption "Investment Objectives and Policies -- Salomon Brothers U.S. Government Series," the Salomon Brothers U.S. Government Series seeks to attain its investment objective of providing a high level of current income consistent with preservation of capital and maintenance of liquidity by investing primarily in debt obligations and, to the extent allowed by state law and regulation, in mortgage backed securities issued or guaranteed by the U. S. Government its agencies, authorities or instrumentalities or derivative securities such as collateralized mortgage obligations ("CMOs") backed by such securities.

Back Bay Advisors Money Market Series

     The text of the Prospectus following the caption "Investment Objectives and Policies -- Back Bay Advisors Money Market Series" gives a description of the money market instruments in which the Back Bay Advisors Money Market Series may invest. For a fuller description of those money market instruments and some of the risks relating thereto, see "Money Market Instruments," below. The Back Bay Advisors Money Market Series will invest only in securities which the Series' subadvisers, Back Bay Advisors, L.P. ("Back Bay Advisors"), acting pursuant to guidelines established by the Fund's Board of Trustees has determined are of high quality and present minimal credit risk.

     As indicated in the Prospectus, all the Back Bay Advisors Money Market Series' money market instruments mature in less than 397 days and the average maturity of the Back Bay Advisors Money Market Series' portfolio securities based on their dollar value will not exceed 90 days at the time of each investment. Money market instruments maturing in less than 397 days tend to yield less than obligations of comparable quality having longer maturities. See "Valuation of Portfolio Securities" and "Fund Performance." Where obligations of greater than one year are used to secure the Back Bay Advisors Money Market Series' repurchase agreements, the repurchase agreements themselves will have very short maturities. If the disposition of a portfolio security results in a dollar-weighted average portfolio maturity in excess of 90 days, the Back Bay Advisors Money Market Series will invest its available cash in such a manner as to reduce its dollar-weighted average portfolio maturity to 90 days or less as soon as reasonably practicable.

     In seeking to provide the highest possible level of current income consistent with preservation of capital, the Back Bay Advisors Money Market Series may not necessarily invest in money market instruments paying the highest available yield at a particular time. The Back Bay Advisors Money Market Series, consistent with its investment objective, attempts to maximize income by engaging in portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. The Series may also invest to take advantage of what are believed to be temporary disparities in the yields of different segments of the high grade money market or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations to be purchased by the Series, may result in frequent changes in the Series' investment portfolio of money market instruments.

     The value of the securities in the Series' investment portfolio can be expected to vary inversely to changes in prevailing interest rates. Thus, if interest rates increase after a security is purchased, that security, if sold, might be sold at less than cost. Conversely, if interest rates decline after purchase, the security, if sold, might be sold at a profit. In either instance, if the security were held to maturity, no gain or loss would normally be realized as a result of these fluctuations. Substantial redemptions of shares of the Back Bay Advisors Money Market Series could require the sale of portfolio investments at a time when a sale might not be desirable.


               MISCELLANEOUS INVESTMENT PRACTICES

     The following information relates to certain investment practices in which certain Series may engage. The table indicates which Series may engage in each of these practices.

Practices                               Series

Money Market Instruments         All Series
U.S. Government Securities       All Series

Convertible Securities           Draycott International Equity
                                 Series
                                 Alger Equity Growth Series
                                 Capital Growth Series
                                 Loomis Sayles Avanti Growth
                                 Series
                                 Loomis Sayles Balanced Series
                                 Back Bay Advisors Managed
                                 Series
                                 Salomon Brothers Strategic Bond
                                   Opportunities Series
                                 Back Bay Advisors Bond Income
                                 Series

Reverse Repurchase Agreements    Salomon Brothers Strategic Bond
and Dollar Rolls                   Opportunities Series
                                 Salomon Brothers U.S.
                                 Government Series

Loans of Portfolio Securities           Alger Equity GrowthVenture Value Series
Series                           Back Bay Advisors Managed
                                 Series
                                 Salomon Brothers Strategic Bond
                                   Opportunities Series
                                 Back Bay Advisors Bond Income
                                 Series
                                 Salomon Brothers U.S.
                                 Government Series


Privately-Issued Mortgage        Salomon Brothers Strategic Bond
Securities                         Opportunities Series
                                 Salomon Brothers U.S.
                                 Government Series
Asset-Backed Securities; Types   Loomis Sayles Balanced Series
of Credit Support                Salomon Brothers Strategic Bond
                                 Opportunities Series
                                 Salomon Brothers U.S.
                                 Government Series

STRIPS                           Loomis Sayles Balanced Series
                                 Salomon Brothers Strategic Bond
                                 Opportunities Series
                                 Salomon Brothers U.S.
                                 Government Series

Stripped Mortgage Securities     Salomon Brothers Strategic Bond
                                 Opportunities Series
                                 Salomon Brothers U.S.
                                 Government Series

Swaps, Caps, Floors, Collars,    Salomon Brothers Strategic Bond
Etc.                             Opportunities Series

Eurodollar Futures and Options   Salomon Brothers Strategic Bond
                                 Opportunities Series
                                 Salomon Brothers U.S.
                                 Government Series

High Yield/High Risk Foreign     Salomon Brothers Strategic Bond
Sovereign Debt Securities        Opportunities Series


Futures and Options              Draycott International Equity
                                 Series
                                 Venture Value Series
                                 Westpeak Value Growth Series
                                 Westpeak Stock Index Series
                                 Loomis Sayles Balanced Series
                                 Back Bay Advisors Managed
                                 Series
                                 Salomon Brothers Strategic Bond
                                 Opportunities Series
                                 Salomon Brothers U.S.
                                 Government Series
Foreign Currency Hedging         Draycott International Equity
Transactions                     Series
                                 Venture Value Series
                                 Salomon Brothers Strategic Bond
                                 Opportunities Series

Money Market Instruments - Obligations of foreign branches of U.S. banks and other foreign securities are subject to risks of foreign political, economic and legal developments, which include foreign governmental restrictions adversely affecting payment of principal and interest on the obligations, foreign withholding and other taxes on interest income, and difficulties in obtaining and enforcing a judgment against a foreign branch of a domestic bank. With respect to bank obligations, different risks may result from the fact that foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks. For instance, such branches may not be subject to the types of requirements imposed on domestic banks with respect to mandatory reserves, loan limitations, examinations, accounting, auditing, recordkeeping and the public availability of information. Obligations of such branches will be purchased by the Series only when the Series' adviser or subadviser believes the risks are minimal.

     The following constitutes a description of the money market instruments which may be purchased by the Back Bay Advisors Money
Market Series, and by any of the Series for temporary defensive purposes.

     U.S. Government Securities -- are bills, certificates of indebtedness, notes and bonds issued by agencies, authorities and instrumentalities of the U.S. Government. Some obligations, such as those issued by the U.S. Treasury, the Government National Mortgage Association, the Farmers' Home Administration and the Small Business Administration, are backed by the full faith and credit of the U.S. Treasury. Other obligations are backed by the right of the issuer to borrow from the U.S. Treasury or by the credit of the agency, authority or instrumentality itself. Such obligations include, but are not limited to, obligations issued by the Tennessee Valley Authority, the Bank for Cooperatives, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks and the Federal National Mortgage Association.

     Repurchase Agreements -- are agreements by which a Series purchases a security (usually a U.S. Government Security) and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve System or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Series the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the United States Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Series may be able to exercise rights with respect to the underlying security, including possible disposition of the security in the market. However, the Series may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Series seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) inability to enforce rights and the expenses involved in attempted enforcement.

     Certificates of Deposit -- are certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified rate of return and are normally negotiable.

     Bankers' Acceptances -- are short-term credit instruments used to finance the import, export, transfer or storage of goods.
They are termed "accepted" when a bank guarantees their payment at maturity.

     Eurodollar Obligations -- are obligations of foreign branches of U.S. banks.

     Commercial Paper -- refers to promissory notes issued by corporations in order to finance their short-term credit needs.
For a description of commercial paper ratings see Appendix A-1.

     U.S. Government Securities - The Series may invest in some or all of the following U.S. Government Securities, as well as in other types of securities issued or guaranteed by the U.S.
Government or its agencies, authorities or instrumentalities:

 .    U.S. Treasury Bills - Direct obligations of the United
States Treasury which are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the United States Government.

 .    U.S. Treasury Notes and Bonds - Direct obligations of the
United States Treasury issued in maturities that vary between one and 40 years, with interest normally payable every six months. These obligations are backed by the full faith and credit of the United States Government.

 .    "Ginnie Maes" - Debt securities issued by a mortgage banker or other mortgagee which represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. The Government National Mortgage Association ("GNMA") guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of up to 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the Fund) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder (such as the Fund, which reinvests any prepayments) of Ginnie Maes along with regular monthly payments of principal and interest.

 .    "Fannie Maes" - The Federal National Mortgage Association
("FNMA") is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government.

 .    "Freddie Macs" - The Federal Home Loan Mortgage Corporation
("FHLMC") is a corporate instrumentality of the United States Government. Freddie Macs are participation certificates issued by FHLMC that represent an interest in residential mortgages from FHLMC's National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the United States Government.

     As described in the prospectus, U.S. Government Securities do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. Government Securities are generally lower than the yields available from corporate fixed-income securities. Like other fixed-income securities, however, the values of U.S. Government Securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Series' net asset value. Since the magnitude of these fluctuations will generally be greater at times when the Series' average maturity is longer, under certain market conditions, a Series may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities.

     Convertible Securities - The Series listed above may invest in convertible securities, including corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security.

     Reverse Repurchase Agreements and Dollar Roll Agreements -
The Series may enter into reverse repurchase agreements and dollar roll agreements with qualified institutions to seek to enhance returns.

     Reverse repurchase agreements involve sales by the Series of portfolio assets concurrently with an agreement by the Series to repurchase the same assets at a later date at a fixed price. During the reverse repurchase agreement period, the Series continues to receive principal and interest payments on these securities.

     The Series may enter into dollar rolls in which the Series sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Series forgoes principal and interest paid on the securities. The Series is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.

     The Series will establish a segregated account with its custodian in which it will maintain cash, U.S. Government securities or other liquid high-grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements and dollar rolls. Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities retained by the Series may decline below the price of the securities the Series has sold but is obligated to repurchase
under the agreement.   In the event the buyer of securities under
a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Series' use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Series' obligation to repurchase the securities. Reverse repurchase agreements and dollar rolls are considered borrowings by the Series.

     Loans of Portfolio Securities - The Series listed above may lend its portfolio securities to broker-dealers under contracts calling for cash collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. (The Series (except the Salomon Brothers U.S. Government Series) at the present time have no intention to engage in the lending of portfolio securities.) The Series will continue to benefit from interest or dividends on the securities loaned and will also receive interest through investment of the cash collateral in short-term liquid investments, which may include shares of money market funds subject to any investment restriction described in the Prospectus. No loans will be made if, as a result, the aggregate amount of such loans outstanding at any one time would exceed 15% of the respective Series' total assets (taken at current value). Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event affecting the investment occurs, such loans will be called so that the securities may be voted by the Series. A Series pays various fees in connection with such loans, including shipping fees and reasonable custodian and placement fees.

     Privately-Issued Mortgage Securities - The Series listed above may invest in privately-issued pass through securities that provide for the monthly principal and interest payments made by individual borrowers to pass through to investors on a corporate basis, and in privately issued collateralized mortgage obligations ("CMOs"; see the general description under "Investment Risks" in the Prospectus). Privately-issued mortgage securities are issued by private originators of, or investors in, mortgage loans, including mortgage bankers, commercial banks, investment banks, savings and loan associations and special purpose subsidiaries of the foregoing. Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of GNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement. For a description of the types of credit enhancements that may accompany privately-issued mortgage securities, see "Types of Credit Support" below. A Series will not limit its investments to asset-backed securities with credit enhancements.

     Asset Backed Securities As with mortgage securities, asset-backed securities are often backed by a pool of assets representing the obligation of a number of different parties and use similar credit enhancement techniques. For a description of the types of credit enhancement that may accompany privately-issued mortgage securities, see "Types of Credit Support" below. A Series will not limit its investments to asset-backed securities with credit enhancements. Although asset-backed securities are not generally traded on a national securities exchange, many such securities are widely traded by brokers and dealers, and in such cases will not be considered illiquid securities for the purposes of the investment policy that limits a Series' investments in illiquid securities to 15% of net assets.

     Types of Credit Support - Mortgage securities and asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties.
To lessen the effect of failure by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. A Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

     The ratings of mortgage securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

     Examples of credit support arising out of the structure of the transaction include "senior subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal and interest, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such security.

     STRIPS - In addition to the U.S. Government securities discussed above, the Series listed above may invest in separately traded interest components of securities issued or guaranteed by the United States Treasury. The interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS"). Under the STRIPS program, the interest components are individually numbered and separately issued by the United States Treasury at the request of depository financial institutions, which then trade the component parts independently.

     Stripped Mortgage Securities - Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.
Stripped mortgage securities have greater volatility than other types of mortgage securities in which the Series invests. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid.

     Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive not only to changes in prevailing interest rates but also the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Series' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in a top rating category.

     As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of other mortgage securities, like other debt instruments, will tend to move in the opposite direction of interest rates. Accordingly, investing in IOs, in conjunction with the other mortgage securities described herein, may reduce fluctuations in a Series' net asset value.

     In addition to the stripped mortgage securities described above, the Series listed above may invest in similar securities such as "Super POs," "Levered IOs" and "IOettes," all of which are more volatile than conventional POs or IOs. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. Risks connected with Levered IOs and IOettes are similar in nature to those associated with IOs. The Series may also invest in other similar instruments developed in the future that are deemed consistent with the investment objectives, policies and restrictions of the Series.

     Under the Internal Revenue Code of 1986, as amended (the
"Code"), POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the portfolio.

     Swaps, Caps, Floors, Collars, Etc. - The Series listed above may enter into interest rate, currency and index swaps, the purchase or sale of related caps, floors and collars and other derivatives. A Series will enter into these transactions primarily to seek to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities a portfolio anticipates purchasing at a later date. A Series will use these transactions for non-speculative purposes and will not sell interest rate caps or floors if it does not own securities or other instruments providing the income the portfolio may be obligated to pay. Interest rate swaps involve the exchange by a Series with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). The purchase of an interest rate cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments of interest on a notional principal amount from the party selling the interest rate floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values. A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the values of the reference currencies.

     A Series will usually enter into interest rate swaps on a net basis, that is, two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the portfolio receiving or paying, as the case may be, only the net amount of the two payments. To the extent that a Series maintains in a segregated account with its custodian assets sufficient to meet its obligations under swaps, caps, floors, collars and other similar derivatives (see below) these investments will not constitute senior securities under the Investment Company Act of 1940 (the "1940 Act"), as amended, and, thus, will not be treated as being subject to the Series' borrowing restrictions. A Series will not enter into any swap, cap, floor, collar or other derivative transaction unless the counterparty is deemed creditworthy by that Series' subadviser. If a counterparty defaults, the Series may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, for that reason, they are less liquid than swaps.

     The liquidity of swap agreements will be determined by a Series' subadviser based on various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset a portfolio's rights and obligations relating to the investment). Such determination will govern whether a swap will be deemed to be within the 15% restriction on investments in securities that are not readily marketable.

     Each Series will maintain cash and appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a Series enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Series' accrued obligations under the swap agreement over the accrued amount the Series is entitled to receive under the agreement. If a Series enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Series' accrued obligations under the agreement.

     Eurodollar Futures and Options - The Series listed above may make investments in Eurodollar instruments, which are typically dollar-denominated futures contracts or options on those contracts that are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Series might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

     High Yield/High Risk Foreign Sovereign Debt Securities - The Series listed above may invest in the sovereign debt of foreign countries which have issued or have announced plans to issue Brady Bonds, and expect that a substantial portion of their investments in sovereign debt securities will consist of Brady Bonds. Brady Bonds are debt securities issued under the framework of the Brady Plan, an initiative announced by then U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the World Bank and the International Monetary Fund (the "IMF"). The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for newly issued bonds (Brady Bonds). Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements with the World Bank or the IMF, debtor nations have been required to agree to the implementation of certain domestic monetary and fiscal reforms. Such reforms have included the liberalization of trade and foreign investment, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing. These policies and programs seek to promote the debtor country's economic growth and development. Investors should recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. Investors should recognize that Brady Bonds have been issued only recently, and accordingly do not have a long payment history.

     Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt, which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from face value of such debt (generally known as discount bonds), bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, a Series will purchase Brady Bonds in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase. Brady Bonds issued to date have traded at a deep discount from their face value. Certain Brady Bonds have been collateralized as to principal due at maturity (typically 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of the Brady Bonds. Collateral purchases are financed by the IMF, the World Bank and the debtor nations' reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments with the balance of the interest accruals being uncollateralized. A Series may purchase Brady Bonds with no or limited collateralization, and will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds. Brady Bonds issued to date are purchased and sold in secondary markets through U.S. securities dealers and other financial institutions and are generally maintained through European transnational securities depositories.

Futures and Options

     Futures Contracts. A futures contract is an agreement between two parties to buy and sell a commodity or financial instrument (e.g., an interest-bearing security, a currency or, in the case of futures contracts on the S&P 500 Index, the value of the basket of securities comprising the Index) for a specified price on a specified future date. In the case of futures on an index, the seller and buyer agree to settle in cash, at a future date, based on the difference in value of the contract between the date it is opened and the settlement date. The value of each contract is equal to the value of the index from time to time multiplied by a specified dollar amount. For example, long-term municipal bond index futures trade in contracts equal to $1000 multiplied by the Bond Buyer Municipal Bond Index.

     When a trader, such as a Series, enters into a futures contract, it is required to deposit with (or for the benefit of) its broker, as "initial margin," an amount of cash or short-term high-quality securities (such as U.S. Treasury Bills) equal to approximately 2% to 20% of the delivery or settlement price of the contract (depending on applicable exchange rules). Initial margin is held to secure the performance of the holder of the futures contract. As the value of the contract changes, the value of futures contract positions increases or declines. At the end of each trading day, the amount of such increase or decline is received or paid respectively by and to the holders of these positions. The amount received or paid is known as "variation margin" or "maintenance margin." A Series with a long position in a futures contract will establish a segregated account with the Series' custodian containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). For short positions in futures contracts, a Series will establish a segregated account with the custodian with cash or high grade liquid debt assets that, when added to the amounts deposited as margin, equal the market value of the instruments or currency underlying the futures contracts.

     Although futures contracts by their terms may require actual delivery and acceptance of securities, in most cases the contracts are closed out before settlement. Closing out a futures sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and with the same delivery date.
Similarly, the closing out of a futures purchase is effected by the purchaser selling an offsetting futures contract.

     Gain or loss on a futures position is equal to the net variation margin received or paid over the time the position is held, plus or minus the amount received or paid when the position is closed, minus brokerage commissions.

     The Westpeak Stock Index Series may purchase and sell futures contracts on the S&P 500 Index solely for the purpose of reducing the risk of tracking error arising from holding cash from new investments in the Series or in anticipation of shareholder redemptions. The Back Bay Advisors Managed Series may purchase and sell futures contracts on interest-bearing securities or indices thereof, or on indices of stock prices (such as the S&P 500 Index), to increase or decrease its portfolio exposure to common stocks or to increase or decrease its portfolio exposure to notes and bonds. The Westpeak Value Growth Series may engage in transactions in futures contracts solely for the purpose of maintaining full exposure of the portfolio to the movements of broad equity markets at times when the Series holds a cash position pending investment in stocks or in anticipation of redemptions.

     Options. An option on a futures contract obligates the writer, in return for the premium received, to assume a position in a futures contract (a short position if the option is a call and a long position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option generally will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying contract, the remaining term of the option, supply and demand and interest rates. Options on futures contracts traded in the United States may only be traded on a United States board of trade licensed by the Commodity Futures Trading Commission.

     An option on a security entitles the holder to receive (in the case of a call option) or to sell (in the case of a put option) a particular security at a specified exercise price. An "American style" option allows exercise of the option at any time during the term of the option. A "European style" option allows an option to be exercised only at the end of its term. Options on securities may be traded on or off a national securities exchange.

     A call option on a futures contract written by a Series is considered by the Series to be covered if the Series owns the security subject to the underlying futures contract or other securities whose values are expected to move in tandem with the values of the securities subject to such futures contract, based on historical price movement volatility relationships. A call option on a security written by a Series is considered to be covered if the Series owns a security deliverable under the option. A written call option is also covered if the Series holds a call on the same futures contract or security as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Series in cash, Treasury bills or other high grade liquid obligations in a segregated account with its custodian.

     A put option on a futures contract written by a Series, or a put option on a security written by a Series, is covered if the Series maintains cash, U.S. Treasury bills or other high-grade liquid debt obligations with a value equal to the exercise price in a segregated account with the Series' custodian, or else holds a put on the same futures contract (or security, as the case may be) as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

     If the writer of an option wishes to terminate its position, it may effect a closing purchase transaction by buying an option identical to the option previously written. The effect of the purchase is that the writer's position will be canceled. Likewise, the holder of an option may liquidate its position by selling an option identical to the option previously purchased.

     Closing a written call option will permit the Series to write another call option on the portfolio securities used to cover the closed call option. Closing a written put option will permit the Series to write another put option secured by the segregated cash, U.S. Treasury bills or other high-grade liquid obligations used to secure the closed put option. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any futures contract or securities subject to the option to be used for other Series investments. If a Series desires to sell particular securities covering a written call option position, it will close out its position or will designate from its portfolio comparable securities to cover the option prior to or concurrent with the sale of the covering securities.

     The Series will realize a profit from closing out an option if the price of the offsetting position is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Series will realize a loss from closing out an option transaction if the price of the offsetting option position is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the covering securities, any loss resulting from the closing of a written call option position is expected to be offset in whole or in part by appreciation of such covering securities.

     Since premiums on options having an exercise price close to the value of the underlying securities or futures contracts usually have a time value component (i.e. a value that diminishes as the time within which the option can be exercised grows shorter) an option writer may profit from the lapse of time even though the value of the futures contract (or security in some cases) underlying the option (and of the security deliverable under the futures contract) has not changed. Consequently, profit from option writing may or may not be offset by a decline in the value of securities covering the option. If the profit is not entirely offset, the Series will have a net gain from the options transaction, and the Series' total return will be enhanced. Likewise, the profit or loss from writing put options may or may not be offset in whole or in part by changes in the market value of securities acquired by the Series when the put options are closed.

     An over-the-counter option (an option not traded on a national securities exchange) may be closed out only with the other party to the original option transaction. While a Series will seek to enter into over-the-counter options only with dealers who agree to or are expected to be capable of entering into closing transactions with the Series, there can be no assurance that the Series will be able to liquidate an over-the-counter option at a favorable price at any time prior to its expiration. Accordingly, the Series might have to exercise an over-the-counter option it holds in order to realize any profit thereon and thereby would incur transactions costs on the purchase or sale of the underlying assets. If the Series cannot close out a covered call option written by it, it will not be able to sell the underlying security until the option expires or is exercised. Furthermore, over-the-counter options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation or other clearing organization.

     The staff of the Securities and Exchange Commission (the "SEC") has taken the position that over-the-counter options on U.S. Government Securities and the assets used as cover for written over-the-counter options on U.S. Government Securities should generally be treated as illiquid securities. However, if a dealer recognized by the Federal Reserve Bank of New York as a "primary dealer" in U.S. Government Securities is the other party to an option contract written by a mutual fund such as a Series, and such Series has the absolute right to repurchase the option from the dealer at a formula price established in a contract with the dealer, the SEC staff has agreed that the Series only needs to treat as illiquid that amount of the "cover" assets equal to the amount by which (i) the formula price exceeds (ii) any amount by which the market value of the securities subject to the options exceeds the exercise price of the option (the amount by which the option is "in-the-money").

     Risks Related to Futures and Options. The use of futures contracts and options involves risks. One risk arises because of the imperfect correlation between movements in the price of futures contracts or options and movements in the price of the underlying securities or index. The Series' use of futures contracts or options will not be fully effective unless the Series can compensate for such imperfect correlation. There is no assurance that the Series will be able to effect such compensation.

     The correlation between the price movement of a futures contract or option and the related security (or index) may be distorted due to differences in the nature of the markets. If the price of the futures contract or option moves more than the price of the security or index, the Series would experience either a loss or a gain on the future or option that is not completely offset by movements in the price of the security or index. In an attempt to compensate for imperfect price movement correlations, a Series may purchase or sell futures contracts or options in a greater amount than the related securities or index position if the volatility of the related securities or index is historically greater than the volatility of the futures contracts or options. Conversely, the Series may purchase or sell fewer contracts or options if the volatility of the price of the securities or index is historically less than that of the contracts or options.

     There are many reasons why changes in the values of futures contracts or options may not correlate perfectly with changes in the value of the underlying security of index. For example, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the index and futures markets. Secondly, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. In addition, trading hours for index futures or options may not correspond perfectly to hours of trading on the exchange where the underlying securities trade. This may result in a disparity between the price of futures or options and the value of the underlying security or index due to the lack of continuous arbitrage between the futures or options price and the value of the underlying security or index. Hedging transactions using securities indices also involve the risk that movements in the price of the index may not correlate with price movements of the particular portfolio securities being hedged (since a Series will typically not own all of the securities included in a particular index.)

     Price movement correlation also may be distorted by the limited liquidity of certain futures or options markets and the participation of speculators in such markets. If an insufficient number of contracts are traded, commercial users may not deal in futures contracts or options because they do not want to assume the risk that they may not be able to close out their positions within a reasonable amount of time. In such instance, futures and options market prices may be driven by different forces than those driving the market in the underlying securities, and price spreads between these markets may widen. The participation of speculators in the market generally enhances its liquidity. Nonetheless, speculative trading spreads between futures markets may create temporary price distortions unrelated to the market in the underlying securities.

     Positions in futures contracts and related options are established or closed out only on an exchange or board of trade regulated by the Commodity Futures Trading Commission. There is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract or at any particular time. The liquidity of markets in futures contracts may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures price during a single trading day. Once the daily limit has been reached in a contract, no trades may be entered into at a price beyond the limit, which may prevent the liquidation of open futures positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days. If there is not a liquid market at a particular time, it may not be possible to close a futures position at such time, and, in the event of adverse price movements, the Series would continue to be required to make daily cash payments of variation margin. However, if futures or options are used to hedge portfolio securities, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract.

     An exchange-traded option may be closed out only on a national securities or commodities exchange which generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option, with the result that the Series would have to exercise the option in order to realize any profit. If the Series that has written an option is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation or other clearing organization may not at all times be adequate to handle current trading volume or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

     Because the specific procedures for trading foreign futures and options on futures exchanges are still evolving, additional or different margin requirements as well as settlement procedures may be applicable to foreign futures and options at the time the Series purchases foreign futures or options.

     The successful use of transactions in futures and options depends in part on the ability of the Series to forecast correctly the direction and extent of interest rate or securities price movements within a given time frame. To the extent interest rates or securities prices move in a direction opposite to that anticipated, a Series may realize a loss that is not fully or partially offset by an increase in the value of portfolio securities. In addition, whether or not interest rates or securities prices move during the period that the Series holds futures or options positions, the Series will pay the cost of taking those positions (i.e., brokerage costs). As a result, the Series' total return for such period may be less than if it had not engaged in the futures or option transaction.

     Future Developments. The above discussion relates to the Series' proposed use of futures contracts, options and options on futures contracts currently available. The relevant markets and related regulations are still in the developing stage. In the event of future regulatory or market developments, the Series may also use additional types of futures contracts or options and other similar or related investment techniques.

     Foreign Currency Hedging Transactions - To protect against a change in the foreign currency exchange rate between the date on which a Series contracts to purchase or sell a security that settles in a foreign currency and the settlement date for the purchase or sale, or to "lock in" the equivalent of a dividend or interest payment in another currency, the Series might purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate. If conditions warrant, a Series may also enter into contracts with banks or broker-dealers to purchase or sell foreign currencies at a future date ("forward contracts"). The Series will maintain cash or high-quality debt obligations in a segregated account with the custodian in an amount at least equal to (i) the difference between the current value of the Series' liquid holdings that settle in the relevant currency and the Series' outstanding net obligations under currency forward contracts in that currency, or (ii) the current amount, if any, that would be required to be paid to enter into an offsetting forward currency contract which would have the effect of closing out the original forward contract. The Series' use of currency hedging transactions may be limited by tax considerations. The Series may also purchase or sell foreign currency futures contracts traded on futures exchanges. Foreign currency futures contract transactions involve risks similar to those of other futures transactions. See "Futures and Options," above.

                DETERMINATION OF NET ASSET VALUES

     As described in the text of the Prospectus following the caption "Net Asset Values and Portfolio Valuation," the value of each Series' portfolio assets is determined by that Series' adviser (subadviser, in the case of Series that have a subadviser). The net asset value of each Series' shares is determined as of the close of regular trading on the New York Stock Exchange on each day the New York Stock Exchange is open and there is a sufficient degree of trading in a Series' portfolio securities that the current net asset value of a Series' shares is materially affected. The New York Stock Exchange is currently expected to be closed on weekend days and on the following holidays each year: New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Expenses of each Series are paid or accrued each day.

Loomis Sayles Small Cap, Draycott International Equity, Alger Equity Growth, Capital Growth, Loomis Sayles Avanti Growth, Venture Value, Westpeak Value Growth, Westpeak Stock Index, Loomis Sayles Balanced, Salomon Brothers Strategic Bond Opportunities, Salomon Brothers U.S. Government Series

     As described in the text of the Prospectus following the caption "Net Asset Values and Portfolio Valuation," each of the Series listed above values its portfolio securities (other than fixed-income securities maturing in 60 days or less, which are valued using the amortized cost method) at market value where current market quotations are readily available and otherwise values them at fair value as determined in good faith by the Trustees or by the particular Series' adviser or subadviser under the supervision of the Board of Trustees. Each of the advisers and subadvisers has been authorized to delegate certain price determinations to pricing services or facilities which they select. Securities traded on a national securities exchange or exchanges are valued at their last sale price on the principal exchange or, if there is no reported sale during the day, and in the case of over-the-counter securities, at the last reported bid price estimated by a broker.

Back Bay Advisors Managed Series

     Equity securities traded on a national securities exchange or exchanges are valued at their last sale price on the principal exchange or, if there is no reported sale during the day, and in the case of over-the-counter securities, at the last bid price. Debt securities are valued at market value where current market quotations are readily available. Where current market quotations are not readily available, a pricing service selected by Back Bay Advisors, acting pursuant to the authorization of the Board of Trustees, values the securities at fair value. The pricing service employed will be one that determines valuations of normal institutional-sized trading units of long-term debt securities. Such valuations are determined by using methods based on market transactions for comparable securities and on various relationships between securities which are generally recognized by institutional traders. Other securities for which current market quotations are not readily available (including restricted securities, if any) and all other assets are taken at fair value as determined in good faith by Back Bay Advisors acting under the supervision of the Board of Trustees, although the actual calculations may be made by a pricing service selected by Back Bay Advisors acting pursuant to the direction of the Board.

Back Bay Advisors Bond Income Series

     As described in the text of the Prospectus following the caption "Net Asset Values and Portfolio Valuation," the Back Bay Advisors Bond Income Series values certain portfolio securities (other than fixed-income securities maturing in 60 days or less, which are valued using the amortized cost method) at market value where current market quotations are readily available. Where current market quotations are not readily available, a pricing service selected by Back Bay Advisors, pursuant to the authorization of the Board of Trustees, values the securities at fair value. The pricing service employed will be one that determines valuations of normal institutional-sized trading units of long-term debt securities. Such valuations are determined by using methods based on market transactions for comparable securities and on various relationships between securities which are generally recognized by institutional traders. Other securities for which current market quotations are not readily available (including restricted securities, if any) and all other assets are taken at fair value as determined in good faith by Back Bay Advisors acting under the supervision of the Board of Trustees, although the actual calculations may be made by a pricing service selected by Back Bay Advisors acting pursuant to the direction of the Board. Securities traded on a national securities exchange or exchanges are valued at their last sale price on the principal exchange, or if there is no reported sale, and in the case of over-the-counter securities, at a bid price estimated by a broker.

Back Bay Advisors Money Market Series

     As described in the text of the Prospectus following the caption "Net Asset Values and Portfolio Valuation," the portfolio of the Back Bay Advisors Money Market Series will be valued at amortized cost. Under the amortized cost method of valuation, securities are valued at cost on the date of purchase.
Thereafter the values of securities purchased at a discount or premium are increased or decreased incrementally each day so that at maturity the purchase discount or premium is fully amortized and the value of the security is equal to its principal amount. Due to fluctuations in interest rates, the amortized cost value of the securities of the Back Bay Advisors Money Market Series may at times be more or less than their market value.

     By using amortized cost valuation, the Back Bay Advisors Money Market Series seeks to maintain a constant net asset value of $100 per share despite minor shifts in the market value of its portfolio securities. The yield on a shareholder's investment may be more or less than that which would be recognized if the net asset value per share of the Back Bay Advisors Money Market Series were not constant and were permitted to fluctuate with the market value of the portfolio securities of the Back Bay Advisors Money Market Series. However, as a result of the following procedures, the Fund believes any difference will normally be minimal. Quarterly, the Trustees monitor the deviation between the net asset value per share of the Back Bay Advisors Money Market Series as determined by using available market quotations and its amortized cost price per share. Back Bay Advisors makes such comparisons at least weekly and will advise the Trustees promptly in the event of any significant deviation. If the deviation exceeds 1/2 of 1% for the Back Bay Advisors Money Market Series, the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation of the portfolio securities of the Back Bay Advisors Money Market Series and prevent material dilution or other unfair results to shareholders. Such action may include selling portfolio securities prior to maturity; withholding dividends; or utilizing a net asset value per share as determined by using available market quotations.


                        FUND PERFORMANCE

Calculations of Yield and Return

     Yield of the Back Bay Advisors Bond Income Series, the Salomon Brothers U.S. Government Series and the Salomon Brothers Strategic Bond Opportunities Series. As summarized in the Prospectus under the caption "Performance Information," the yield of each of these Series will be computed in accordance with the SEC's standardized formula by annualizing net investment income per share for a recent 30-day period and dividing that amount by a share's net asset value (reduced by any earned income expected to be declared shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed-income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities.

     These Series' yield will vary from time to time depending upon market conditions, the composition of the Series' portfolio and the operating expenses of the Series. These factors and possible differences in the methods used in calculating yield should be considered when comparing the Back Bay Advisors Bond Income Series' yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Series' shares and to the relative risks associated with the investment objectives and policies of the Series. Yield information may be useful in reviewing such Series' performance and providing a basis for comparison with other investment alternatives, although the yields of the Series do not take into account any of the fees imposed in connection with the purchase of variable insurance contracts offered by New England Variable Life Insurance Company ("NEVLICO") or variable annuity contracts offered by NEVLICO or New England Life Insurance Company ("The New England"). Yield may be stated with or without giving effect to any expense limitations in effect for the Series.

     At any time in the future, yields may be higher or lower than past yields and there can be no assurance that any historical results will continue.

     Investors are specifically advised that share prices, expressed as the net asset value per share, will vary just as yields will vary. An investor's focus on the yield of a Series to the exclusion of consideration of the share price may result in the investor's misunderstanding the total return he or she may derive from the Series.

     Yield of the Back Bay Advisors Money Market Series. The Back Bay Advisors Money Market Series' yield represents the net change, exclusive of capital changes, in the value of a hypothetical account having a balance of one share at the beginning of the period for which yield is determined (the "base period"). Current yield for the base period (for example, seven calendar days) is calculated by dividing (i) the net change in the value of the account for the base period by (ii) the number of days in the base period. The resulting number is then multiplied by 365 in order to determine such net change on an annualized basis. This amount is divided by the value of the account as of the beginning of the base period, normally $100, in order to state the current yield as a percentage. Yield may also be calculated on an "effective" or a "compound" basis, which assumes continual reinvestment throughout an entire year of net income earned at the same rate as net income is earned by the account for the base period. Yield is calculated without regard to realized and unrealized gains and losses. The yield of the Back Bay Advisors Money Market Series will vary depending on prevailing interest rates, the operating expenses of the Series and the quality, maturity and type of instruments held in the portfolio of that Series. Yield information may be useful in reviewing such Series' performance and providing a basis for comparison with other investment alternatives, although the yield of the Back Bay Advisors Money Market Series does not take into account any of the fees imposed in connection with the purchase of variable insurance contracts offered by NEVLICO or variable annuity contracts offered by NEVLICO or The New England.
However, unlike certain bank deposits or other investments which pay a fixed yield for a stated period of time, money market fund yields fluctuate. Consequently no yield quotation should be considered as representative of what the yield of the Back Bay Advisors Money Market Series may be for any specified period in the future.

     Calculation of Total Return. As summarized in the Prospectus under the heading "Performance Information," total return is a measure of the change in value of an investment in a Series over the period covered, which assumes that any dividends or capital gain distributions are automatically reinvested in the Series rather than paid to the investor in cash. Total return may be higher or lower than past performance and there can be no assurance that any historical results will continue.

     The formula for total return used by a Series includes three steps: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in a Series all additional shares that would have been purchased if all dividends and distributions paid or distributed during the period had been automatically reinvested; (2) calculating the value of the hypothetical initial investment as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; and (3) dividing this account value for the hypothetical investor by the amount of the initial investment and annualizing the result for periods of less than one year. Total return reflects the bearing or deferral of certain expenses by The New England and its affiliates (see "Allocation of Expenses" below). Total return would be lower for these Series if these expense arrangements had not been in effect. Total return does not reflect charges assessed against the insurance company separate accounts or the variable life insurance or variable annuity products for which the Fund serves as an investment vehicle. Total return may be stated alone or may be accompanied by investment return information for those separate accounts or the variable life insurance or variable annuity products.

Performance Comparisons

     Yield and Total Return. Each Series may, from time to time, include its total return in advertisements or in other written information furnished to present and prospective owners of the variable life insurance and variable annuity contracts supported by the Fund. The Back Bay Advisors Bond Income Series, the Salomon Brothers U.S. Government Series, the Salomon Brothers Strategic Bond Opportunities Series and the Back Bay Advisors Money Market Series may, from time to time, also include their yield in such advertisements or other written information. These results may include comparisons to the yields of money market funds reporting to IBC/Donoghue's Money Fund Report ("Donoghue's Report"). In addition, each Series may, from time to time, provide a ranking of such performance figures relative to similar figures for mutual funds whose performance has been monitored by Lipper Analytical Services, Inc. ("Lipper"). Performance information about a Series is based on the Series' past performance and is not intended to indicate future performance.

     Donoghue's Report is an independent service that collects data from over 1,000 money market funds weekly and reports on the assets, 7- and 30-day yields, 12-month yields, average maturities and portfolio breakdowns of such funds. 12-month yields represent total return assuming reinvestment of dividends for up to one year.

     The Lipper is an independent service that monitors the performance of over 750 variable annuity and variable life mutual funds, calculates total return and, in some cases, yield for such funds.

     Total return (and yield in the case of the Back Bay Advisors Bond Income Series, the Back Bay Advisors Money Market Series, the Salomon Brothers U.S. Government Series and the Salomon Brothers Strategic Bond Opportunities Series) may also be used to compare the performance of a Series against certain widely acknowledged standards or indices for stock and bond market performance, including, but not limited to, the S&P 500 Index, the Dow Jones Industrial Average, the Lehman Government/Corporate Bond Index, the Lehman Intermediate Government/Corporate Bond Index, the S&P/BARRA Growth Index, the S&P/BARRA Value Index, the Lipper Variable Balanced Fund Average, the Lipper Variable Growth and Income Average, the Lipper Variable A-Rated Corporate Bond Fund Average, the Lipper Variable Flexible Portfolio Fund Average, the Lipper Variable General Bond Fund Average, the Lipper Variable Growth Fund Average, the Lipper Variable International Fund Average, the Lipper Variable Intermediate Investment Grade Debt Fund Average, the Lipper Variable Small Company Fund Average, the Lipper Variable S&P 500 Index Fund Average, the Lipper Variable U.S. Mortgage and GNMA Fund Average, the Russell 2000 Index, the Lehman Brothers Aggregate Bond Index, the Lehman Brothers Intermediate Government Bond Index and the Morgan Stanley Capital International Europe, Australia, Far East Index, or against the U.S. Bureau of Labor Statistics' Consumer Price Index.

     The S&P 500 Index is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 Index is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 385 industrial, 15 transportation, 55 financial services and 45 utilities concerns.

     The Dow Jones Industrial Average ("DJIA") is a market value-weighted and unmanaged index of 30 large industrial stocks traded on the New York Stock Exchange.

     The Lehman Government/Corporate Bond Index is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the Lehman Government/Corporate Bond Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency.

     The Lehman Intermediate Government/Corporate Bond Index is an unmanaged index of investment grade bonds issued by the U.S.
Government and U.S. corporations having maturities between one and ten years.

     The Consumer Price Index, published by the U.S. Bureau of
Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services in major expenditure groups.

     The S&P/BARRA Growth Index is an unmanaged index of more than 150 large capitalization stocks that have high historical earnings growth and predicted above average earnings growth. The S&P/BARRA Value Index is an unmanaged index of more than 300 large capitalization stocks characterized by low price-to-book ratios, high yield and low price-to-earnings ratios. Both the S&P/BARRA Growth Index and the S&P/BARRA Value Index are compiled by BARRA.

     The Lipper Variable Balanced Fund Average is a measure of the performance of the largest open-end balanced mutual funds.

     The Lipper Variable Growth and Income Average represents a grouping of funds underlying annuity products which have growth and income as their investment objectives.

     The Lipper Variable A-Rated Corporate Bond Fund Average is an average of the total return performance (calculated on net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services.

     Lipper Variable Flexible Portfolio Fund Average is an average of the total return performance (calculated on net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services.

     The Lipper Variable General Bond Fund Average is an average of the total return performance (calculated on net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services.

     Lipper Variable Growth Fund Average is an average of the total return performance (calculated on net asset value) of funds with similar investment objectives as calculated by Lipper
Analytical Services.

     The Lipper Variable International Fund Average is an average of the total return performance (calculated on net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services.

     The Lipper Variable Intermediate Investmnet Grade Debt Fund
Average is an average of the total return performance (calculated on net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services.

     The Lipper Variable Small Company Fund Average is an average of the total return performance (calculated on net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services.

     The Lipper Variable S&P 500 Index Fund Average is an average of the total return performance (calculated on net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services.

     The Lehman Brothers Aggregate Bond Index is an index which includes most obligations of the U.S. Treasury, agencies and quasi-federal corportions, most publicly issued investment grade corporate bonds, and most bonds backed by mortgage pools of GNMA, FNMA and FHLMC.

     The Lehman Brothers Intermediate Government Bond Index is an index which includes most obligations of the U.S. Treasury, agencies and quasi-federal corporations having maturities of one to ten years.

     The Russell 2000 Index is an index which consists of 2000 small market capitalization stocks having an average market cap of $160 million.

     The Morgan Stanley Capital International Europe, Australia, Far East Index is an arithmetical average (weighted by market value) of the performance (in U.S. dollars) of 1,036 companies representing the stock markets of Europe, Australia, New Zealand and the Far East.

     From time to time, articles about a Series regarding performance, rankings and other Series characteristics may appear in national publications including, but not limited to, the Wall Street Journal, Forbes, Fortune, CDA Investment Technologies and Money Magazine (see Appendix B). In particular, some or all of these publications may publish their own rankings or performance reviews of mutual funds, including the Fund. References to or reprints or portions of reprints of such articles, which may be include rankings that list the names of other funds and their performance, may be used as Fund or variable contract sales literature or advertising material.







     The following table presents certain total return information for certain Series and certain indexes and averages for periods ended December 31, 1995:

                                   Total
                      Total        Return
                     Return      For the 5-
                     For The        Year       5-Year       10-Year
                      Year         Period      Average      Average
                      Ended        Ended       Annual        Annual
                    Dec. 31,      Dec. 31,      Total        Total
                      1995          1995       Return        Return


Loomis Sayles
Small Cap Series      28.9%          --          --            --

Draycott
International         6.0%           --          --            --
Equity Series

Alger Equity
Growth Series         48.7%          --          --            --

Capital Growth        38.0%        113.4%       16.4%       22.0%
Series

Loomis Sayles
Avanti Growth         30.4%          --          --            --
Series

Venture Value         39.3%          --          --            --
Series

Westpeak Value
Growth Series         36.5%          --          --            --

Westpeak Stock
Index Series          36.9%        112.6%       16.3%          --

Loomis Sayles
Balanced Series       24.8%          --          --            --

Back Bay Advisors
Managed Series        31.3%        84.2%        13.0%          --

Salomon Brothers
Strategic Bond
Opportunities
Series                19.4%          --          --            --

Back Bay Advisors
Bond Income           21.2%        68.3%        11.0%        10.0%
Series

Salomon Brothers
U.S. Government       15.0%          --          --            --
Series

Back Bay Advisors
Money Market
Series                5.6%         24.7%        4.5%          6.1%

S & P 500             37.4%        115.3%       16.5%        14.8%

Lehman
Government/           15.3%        51.1%        8.6%          8.8%
Corporate Index

Consumer Price        2.6%         14.8%        2.8%          3.5%
Index
DJIA                  37.0%        124.4%       17.6%        16.4%


     No brokerage commissions or other fees were factored into the values of the S&P 500, which is an index of an unmanaged group of common stocks. No adjustments have been made for a shareholder's tax liability on dividends and capital gains distributions.

     Since commencing operations on May 1, 1994, the Loomis Sayles Small Cap Series has made the following distributions of income: on 12/28/94 $0.15 per share and on 12/29/95 $0.78 per share. Over the same period, the Loomis Sayles Small Cap Series had made the following distributions of realized capital gains: none on 12/28/94 and on 12/29/95 $4.81 per share.

     Since commencing operations on October 31, 1994, the Draycott International Equity Series has made the following distributions of income: on 12/28/94 $ 0.02 per share and on
12/29/95 $0.12 per share.   Over the same period, the Draycott
International Equity Series has made the following distributions of realized capital gains: on 12/28/94 and 12/29/95 no realized capital gains, and paid-in capital of $0.01 and none, respectively.

     Since commencing operations on October 31, 1994, the Alger Equity Growth Series has made the following distributions of income: on 12/28/94 $0.02 per share and on 12/29/95 $0.01 per share. Over the same period, the Alger Equity Growth Series has made the following distributions of realized capital gains: on 12/28/94 no realized capital gains and on 12/29/95 $0.41 per share.

     Since inception, the Capital Growth Series has made the following distributions of income: on 1/20/84 $0.21 per share; on 1/25/85 $1.12 per share; on 1/24/86 $0.90 per share; on 1/23/87
$0.44 per share; on 12/31/87 $0.66 per share; on 12/29/88 $9.55 per share; on 9/14/89 $0.13 per share; on 12/29/89 $2.59 per share; on 12/28/90 $2.11 per share; on 12/27/91 $3.22 per share;
on 12/29/92 $4.07; on 12/29/93 $2.18 per share; on 12/28/94 $5.15 per share, and on 12/29/95 $3.48 per share. Over the same period, the Capital Growth Series has made the following distributions of realized capital gains: on 1/20/84 $0.49 per share; on 1/24/86 $45.74 per share; on 1/23/87 $122.84 per share;
on 12/31/87 $19.59 per share; on 1/28/88 $0.30 per share; on
12/28/90 none; on 12/27/91 $32.37 per share; on 12/31/92 none;
on 12/29/93 $16.75 per share; on 7/22/94 $0.41 per share; on
12/28/94 $8.92 per share and on 12/29/95 $52.58 per share.

     Since commencing the sale of shares to the public on April 30, 1993, the Loomis Sayles Avanti Growth Series has made the following distributions of income: on 12/29/93 $0.175 per share; on 12/28/94 $0.60 per share and on 12/29/95 $0.40 per share.
Over the same period, the Loomis Sayles Avanti Growth Series has made the following distributions of realized capital gains: on 12/29/93 $0.885 per share; on 12/28/94 none and on 12/29/95 $4.15 per share.

     Since commencing operations on October 31, 1994, the Venture Value Series has made the following distributions of income: on
12/28/94 $0.03 per share and on 12/29/95 $0.10 per share.   Over
the same period, the Series has made the following distributions of realized capital gains: on 12/28/94 no realized capital gains and on 12/29/95 $0.20 per share.

     Since commencing the sale of shares to the public on April 30, 1993, the Westpeak Value Growth Series has made the following distributions of income: on 12/29/93 $0.92 per share; on 12/28/94 $1.92 per share and on 12/29/95 $1.71 per share. Over the same period, the Westpeak Value Growth Series has made the following distributions of realized capital gains: on 12/29/93 $1.01 per share; on 12/28/94 no capital gains but a distribution of paid-in capital was made on 12/28/94 of $0.02 per share and on 12/29/95 capital gains of $5.69 per share.

     Since commencing the sale of shares to the public on May 1, 1987, the Westpeak Stock Index Series has made the following distributions of income: on 12/31/87 $2.23 per share; on 12/29/88 $3.44 per share; on 12/27/89 $3.74 per share; on 12/28/90 $3.99 per share; on 12/27/91 $3.56 per share; on 12/29/92 $8.35 per share; on 12/29/93 $1.54 per share; on 12/28/94 $1.82 per share and on 12/29/95 $1.85 per share. Over the same period, the Westpeak Stock Index Series has made the following distributions of realized capital gains: on 12/31/87 $0.41 per share; on 12/29/88 $0.81 per share; on 12/27/89 $1.64 per share; on
12/28/90 none; on 1/29/91 $0.05; on 12/27/91 $0.39 per share; on
12/29/92 $67.41 per share; on 5/20/93 $0.29 per share; on
12/29/93 $0.695 per share and on 12/28/94 $0.16 per share and a distribution of paid-in capital on 12/28/94 of $0.03 per share; on 12/29/95 $1.18 per share.

     Since commencing operations October 31, 1994, the Loomis Sayles Balanced Series has made the following distributions of income: on 12/28/94 $0.05 per share and on 12/29/95 $0.26 per share. Over the same period, the Loomis Sayles Balanced Series has made the following distributions of realized capital gains: on 12/28/94 none and on 12/29/95 $0.19 per share.

     Since commencing the sale of shares to the public on May 1, 1987, the Back Bay Advisors Managed Series has made the following distributions of income: on 12/31/87 $2.73 per share; on 12/29/88 $5.24 per share; on 12/27/89 $4.22 per share; on 12/28/90 $5.52 per share; on 12/27/91 $6.41 per share; on 12/29/92 $5.13 per share; on 5/20/93 $0.02 per share;  on 12/29/93 $4.36 per share;
on 12/28/94 $5.38 per share and on 12/29/95 $6.57 per share.
Over the same period, the Back Bay Advisors Managed Series has made the following distributions of realized capital gains: on 12/29/88 $0.38; on 12/27/89 $0.38; on 12/28/90 none; on 12/27/91
$1.15 per share; on 12/29/92 $1.07 per share;  on 12/29/93 $2.65 per share; on 12/28/94 none; on 12/29/95 $0.88 per share.

     Since commencing on October 31, 1994, the Salomon Brothers Strategic Bond Opportunities Series has made the following distributions of income: on 12/28/94 $ 0.12 per share and on 12/29/95 $0.55 per share. Over the same period, the Series has made the following distributions of realized capital gains: on 12/28/94 no realized capital gains and on 12/29/95 $0.22 per share.

     Since inception, the Back Bay Advisors Bond Income Series has made the following distributions of income: on 1/20/84 $3.76 per share; on 1/25/85 $11.60 per share; on 1/24/86 $11.09 per share; on 1/23/87 $10.04 per share; on 12/31/87 $8.67 per share;
on 12/29/88 $10.70 per share; on 12/27/89 $6.91 per share; on
12/28/90 $7.46 per share; on 12/27/91 $9.47 per share; on
12/29/92 $6.87 per share; on 12/29/93 $6.25 per share; on
12/28/94 $7.05 per share and on 12/29/95 $7.05 per share.  Over the same period, the Back Bay Advisors Bond Income Series has made the following distributions of realized capital gains: on 1/20/84 $0.11 per share; on 1/24/86 $1.67 per share; on 1/23/87
$11.10 per share; on 12/28/90 none; on 12/27/91 $2.13 per share;
on 12/29/92 $1.57 per share;  on 12/29/93 $4.16 per share; on
12/28/94 none; and on 12/29/95 none.

     Since commencing operations on October 31, 1994, the Salomon Brothers U.S. Government Series has made the following distributions of income: on 12/28/94 $ 0.10 per share and on 12/29/95 $0.33 per share. Over the same period, the Salomon Brothers U.S. Government Series has made the following distributions of realized capital gains: on 12/28/94 no realized capital gains and on 12/29/95 $0.08 per share.



                      TRUSTEES AND OFFICERS

Trustees and officers of the Fund and their principal occupations during the past five years or more are as follows:

NANCY HAWTHORNE -- Trustee;  Pilot House, Lewis Wharf, Boston, MA
   02110; Senior Vice President and Chief Financial Officer, Continental Cablevision, Inc. (cable television operator); formerly, Senior Vice President and Treasurer, Continental Cablevision, Inc.; Director, Perini Corporation (construction).

JOSEPH M. HINCHEY -- Trustee; 193 Wamphassue Road, Stonington,
   Connecticut 06378; Retired; formerly, Senior Vice President-Finance, Analog Devices, Inc. (manufacturer of electronic devices); Trustee, Union College and Citizens Scholarship Foundation of America, Inc.; Director, New England Security Insurance and Chemet Corporation (manufacturer of metallurgical products).

RICHARD S. HUMPHREY, JR. -- Trustee; 217 Waterways Avenue., P.O.
   Box 518, Boca Grande, Florida 33921; Director, RYKA, Inc.
   (manufacturer of athletic footwear for women); retired
   Chairman of the Board, HBM/Creamer (advertising agency).

ROBERT B. KITTREDGE -- Trustee; 21 Sturdivant Street, Cumberland
   Foreside, ME 04110; Retired; Trustee, CGM Trust and CGM
   Capital Development Fund; formerly, Vice President, General
   Counsel and Director, Loomis, Sayles & Company, Inc.

LAURENS MACLURE -- Trustee; 183 Sohier Street, Cohasset, MA
   02025; Retired;  Trustee, CGM Trust and CGM Capital
   Development Fund; Director, Blue Cross of Massachusetts
   (health insurance).

DALE  ROGERS MARSHALL -- Trustee; 26 East Main Street, Norton, MA
   02766;  President, Wheaton College; formerly,  Academic  Dean,
   Wellesley College.

JOSEPH F. TURLEY -- Trustee; 5680 N. AIA #304, Indian River
   Shores, FL 32963; Retired; Director, The Gillette Company (manufacturers of personal care products) and EG&G, Inc. (a diversified technical company); formerly, President and Chief Operating Officer, The Gillette Company.

FREDERICK K. ZIMMERMANN* -- Chairman of the Board, Chief
   Executive Officer, President and Trustee; Chief Investment Officer and Executive Vice President, The New England; formerly, Senior Vice President, Vice President and Controller, The New England; Chairman of the Board and President, TNE Advisers, Inc.; Director and Vice President - Investments, NEVLICO; Chairman of the Board and President, New England Pension and Annuity Company.

ANNE M. GOGGIN* -- Senior Vice President and Trustee; Vice
   President and Counsel, The New England; Vice President,
   General Counsel, Secretary and Clerk, New England Securities
   Corp.

G. KENNETH HEEBNER -- Senior Vice President; Associate, Capital
   Growth Management Limited Partnership ("CGM").

ROBERT L. KEMP -- Senior Vice President; Associate, CGM.

GERALD H. SCRIVER -- Senior Vice President; President, Director
   and Chief Executive Officer, Westpeak Investment Advisors, L.
   P. ("Westpeak"); Senior Vice President, TNE Advisers, Inc.;
   formerly Senior Vice President, INVESCO Funds Group.
_______________________________

* Trustee deemed an "interested person" of the Trust, as defined in the Investment Company Act of 1940 (the "1940 Act").


CHARLES T. WALLIS -- Senior Vice President; President and Chief
   Executive Officer, Back Bay Advisors, L.P.

MERI ANNE BECK -- Vice President; Vice President, Senior Partner and Fixed Income Portfolio Manager, Loomis Sayles; formerly,
   Senior Portfolio Manager and Investment Strategist, TSA
   Capital Management.

HAROLD  BJORNSON -- Vice President; Vice President, Back Bay
   Advisors; formerly, Assistant Vice President, New England
   Securities.

ROBERT BLANDING -- Senior Vice President; Chief Executive
   Officer, Loomis, Sayles & Co.

CATHERINE L. BUNTING -- Vice President; Vice President, Back Bay
   Advisors.

PHILIP J. COOPER -- Vice President; Vice President, Westpeak;
   Vice President, TNE Advisers, Inc.; formerly, Portfolio
   Manager, United Asset Management Services.

CHRISTINE A. CREELMAN -- Vice President; Vice President, Back Bay
   Advisors.

BEVERLY J. DeWITT -- Secretary; Chief Legal Officer and Clerk,
   TNE Advisers, Inc.; Attorney, The New England; Assistant Secretary and Clerk, Westpeak; Assistant Secretary, New England Securities Corp; formerly, Attorney, Choate, Hall and Stewart.

PETER H. DUFFY -- Assistant Treasurer; Vice President, New
   England Funds, L.P.

JOHN F. GUTHRIE -- Senior Vice President; Vice President of
   Portfolio Strategy, The New England; Senior Vice President,
   TNE Advisers, Inc.

RICHARD W. HURCKES -- Vice President; Vice President, Loomis
   Sayles.

J. SCOTT NICHOLSON -- Vice President; Senior Vice President, Back
   Bay Advisors.

ALAN C. LELAND -- Vice President; Chief Financial Officer, TNE
   Advisers, Inc.; Vice President, The New England.

PETER PALFREY -- Vice President; Vice President, Back Bay
   Advisors; formerly, Investment Vice President, MONY Capital
   Management.

SCOTT PAPE -- Vice President ; Vice President, Loomis Sayles;
   formerly, Equity Portfolio Manager, Illinois State Board of
   Investment.

JEFFREY C. PETHERICK -- Vice President; Vice President, Loomis
   Sayles.

DOUGLAS D. RAMOS -- Vice President; Vice President, Loomis
   Sayles.

FRANK NESVET -- Treasurer; Senior Vice President and Chief
   Financial Officer, New England Funds, L.P.; formerly,
   Executive Vice President, SuperShare Services Corporation.

SHEILA M. BARRY -- Assistant Secretary; Vice President & Senior
   Counsel, New England Funds, L.P.

LOUIS T. BALLERENE -- Assistant Treasurer; Assistant Vice
   President, New England Funds, L.P.
_______________________________

* Trustee deemed an "interested person" of the Trust, as defined in the 1940 Act.


     Previous positions during the past five years with The New England, Back Bay Advisors, CGM, Westpeak, Loomis Sayles or New England Funds, L.P. are omitted, if not materially different. Each of the Fund's Trustees is also a manager of New England Variable Annuity Fund I for which New England Securities acts as a principal underwriter and CGM as investment adviser.

     Except as indicated above, the address of each trustee and officer of the Fund affiliated with The New England is 501 Boylston Street, Boston, Massachusetts 02116. The address of each trustee or officer of the Fund affiliated with Back Bay Advisors, New England Funds, L.P. or New England Securities is 399 Boylston Street, Boston, Massachusetts. The address of each trustee and officer affiliated with CGM is One International Place, Boston, Massachusetts. Mr. Hurckes' and Mr. Pape's address is Three First National Plaza, Chicago, Illinois and Mr. Scriver's and Mr. Cooper's address is 1050 Walnut Street, Suite 300, Boulder, Colorado. Mr. Shepherd's address is 595 Fifth Street West, Sonoma, California and Mr. Petherick's address is 1533 North Woodward, Suite 300, Bloomfield Hills, Michigan. Mr. Ramos' and Ms. Beck's address is 155 Lake Avenue, Suite 1030, Pasadena, California.

     The officers and trustees of the Fund who are "interested persons" receive no compensation from the Fund, for their services in such capacities, although they do receive compensation from The New England, Back Bay Advisors, CGM, Westpeak, Loomis Sayles or New England Funds, L.P. for services rendered in other capacities.

Trustees Fees

     New England Zenith Fund pays no compensation to its officers or to its trustees who are interested persons thereof.

     Until May 1, 1995, each Trustee who is not an interested person of the Fund received, in the aggregate for serving on the boards of the Fund and twenty one other mutual fund portfolios, a retainer fee at the annual rate of $40,000 and meeting attendance fees of $2,500 for each meeting of the boards he or she attended and $1,500 for each meeting he or she attended of a committee of the board of which he or she was a member. Each committee chairman received an additional retainer fee at the annual rate of $2,500. These fees were allocated among the Series and the twenty one other mutual fund portfolios based on a formula that took into account, among other factors, the net assets of each Series and each mutual fund.

     Effective May 1, 1995, each Trustee who is not an interested person has received for serving as Trustee of the Fund and on the board of New England Variable Annuity Fund I ("NEVA") a retainer fee at an annual rate of $20,000, and meeting attendance fees of $2,000 for each board meeting attended and a special, one-time fee of $5,000 relating to the services of the board in conjunction with the restructuring of the boards. In addition, the chairman of the Contract Review and Governance Committee will receive a retainer at the annual rate of $3,000, and the chairman of the Audit Committee will receive a retainer at the annual rate of $2,000. The compensation will be allocated among the Series and NEVA based on a formula that takes into account, among other factors, the assets of each Series, and NEVA.

     During the fiscal year ended December 31, 1995, the persons who were then Trustees of the Fund received the amounts set forth below for serving as a Trustee of the Fund and for also serving on the governing boards of twenty-one other mutual fund portfolios (the "Other Portfolios"). As of December 31, 1995, there were a total of thirty-five portfolios or series in the Fund and the Other Funds combined.

                                        Aggregate
                         Aggregate      Compensation     Total
                         Compensation   from             Compensation
                         from           the Other        from the Fund
                         the            Portfolios       and
                         Fund           in               Other
                         in             1995             Portfolios
                         1995                            in 1995

     Name of Trustee
     Nancy Hawthorne        $24,307         $2,026           $26,333
     Joseph M. Hinchey      $34,314         $15,811          $50,125
     Richard S.             $32,485         $15,682          $48,167
     Humphrey, Jr.
     Robert B. Kittredge    $31,860       $46,807(a)         $78,667
     Laurens MacLure        $34,398       $47,102(a)         $81,500
     Dale Rogers            $24,307         $2,026           $26,333
     Marshall
     Joseph F. Turley       $32,485         $15,682          $48,167

(a)  Also includes compensation paid by the portfolios of the CGM
Funds, a group of mutual funds for which Capital Growth
Management Limited Partnership, the investment adviser of the Fund's Capital Growth Series, serves as investment adviser.


     The Fund provides no pension or retirement benefits to Trustees, but has adopted a deferred payment arrangement under which each Trustee may elect not to receive fees from the Fund on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have if they had been invested in each Series on the normal payment date for such fees. As a result of this method of calculating the deferred payments, each Series, upon making the deferred payments, will be in the same financial position as if the fees had been paid on the normal payment dates.

     At March 31, 1996, the officers and Trustees of the Fund as a group owned less than 1% of the outstanding shares of the Fund.

                      ADVISORY ARRANGEMENTS

     Advisory Structure. Pursuant to separate advisory agreements dated October 31, 1994, TNE Advisers, Inc., has agreed to manage the investment and reinvestment of assets of the Draycott International Equity, Alger Equity Growth, Venture Value, Loomis Sayles Balanced, Salomon Brothers Strategic Bond Opportunities and Salomon Brothers U.S. Government Series. Pursuant to separate advisory agreements with the Fund, each dated May 1, 1995, TNE Advisers, Inc. has agreed to manage the investment and reinvestment of the assets of the Loomis Sayles Small Cap, Loomis Sayles Avanti Growth, Westpeak Value Growth, Westpeak Stock Index, Back Bay Advisors Managed, Back Bay Advisors Bond Income and Back Bay Advisors Money Market Series. TNE Advisers, Inc. has delegated certain of these responsibilities, including responsibility for determining what investments such Series should purchase, hold or sell and directing all trading for the Series' account, for each of the above Series to subadvisers under subadvisory agreements described below. Pursuant to an advisory agreement dated September 1, 1993 (which replaced a substantially identical agreement dated March 1, 1990), CGM has agreed to manage the investment and reinvestment of the assets of the Capital Growth Series.

     In each case, advisory services are provided subject to the supervision and control of the Fund's trustees. Each advisory agreement also provides that the relevant investment adviser will furnish or pay the expenses of the applicable Series for office space, facilities and equipment, services of executive and other personnel of the Fund and certain administrative services. TNE Advisers, Inc. has subcontracted with New England Funds, L.P. to provide, at no extra cost to the Series it advises, certain administrative services to the Fund. CGM, in the case of the Capital Growth Series, has subcontracted with New England Funds, L.P. to provide such services for that Series.

     TNE Advisers, Inc. is a wholly-owned subsidiary of The New England organized in 1994. TNE Advisers, Inc. oversees, evaluates and monitors the subadvisers' provision of investment advisory services to all of the Series (except the Capital Growth Series) and provides general business management and administration to all of the Series (except the Capital Growth Series).

     The New England and Metropolitan Life Insurance Company
("MetLife") have entered into an agreement to merge, with MetLife to be the survivor of the merger. The merger is conditioned upon, among other things, receipt of certain regulatory approvals.

     The merger of The New England into MetLife is being treated, for purposes of the Investment Company Act of 1940 (the "Act"), as an "assignment" of the existing advisory agreements for each Series and of the subadvisory agreements of the eight Series that have NEIC subsidiaries as subadvisers. Under the Act, such an "assignment" will result in an automatic termination of these agreements. The subadvisory agreements for the other Series terminate automatically, by their terms, upon any termination of TNE Advisers' advisory agreement with the Fund. Thus, those subadvisory agreements will also terminate at the time of the merger. Shareholders of the Series have approved new investment advisory and subadvisory agreements, intended to take effect at the time of the merger. The new agreements are substantially identical to the existing agreements.

     Subject to the supervision of TNE Advisers, Inc. each subadviser, pursuant to Subadvisory Agreements dated either October 31, 1994 (in the case of the Alger Equity Growth, Venture Value, Loomis Sayles Balanced, Salomon Brothers Strategic Bond Opportunities and Salomon Brothers U.S. Government Series) or May 1, 1995, (in the case of the Loomis Sayles Small Cap, Loomis Sayles Avanti Growth, Westpeak Value Growth, Westpeak Stock Index, Back Bay Advisors Managed, Back Bay Advisors Bond Income and Back Bay Advisors Money Market Series) or February 29, 1996 (in the case of the Draycott International Equity Series, which agreement replaces an earlier agreement dated December 29, 1995, which replaced an earlier agreement dated October 31, 1994) manages the assets of its Series in accordance with that Series' investment objective and policies, makes investment decisions for that Series and employs professional advisers and securities analysts who provide research services to that Series. The Series pay no direct fees to any of the subadvisers.

     Back Bay Advisors, formed in 1986, is a subsidiary of NEIC. NEIC's sole general partner, New England Investment Companies, Inc., is a subsidiary of The New England. NEIC and its seven subsidiary or affiliated asset management firms, collectively, have more than $___ billion of assets under management or administration. Back Bay Advisors provides investment management services to institutional clients, including other registered investment companies and accounts of The New England and its affiliates. Back Bay Advisors specializes in fixed-income management and currently manages over $___ billion in total assets; it is subadviser Back Bay Advisors Managed, Back Bay Advisors Bond Income and Back Bay Money Market Series.

     Loomis Sayles, subadviser to the Loomis Sayles Small Cap, Loomis Sayles Avanti Growth and Loomis Sayles Balanced Series, was organized in 1926 and is one of the oldest and largest investment counsel firms in the country. An important feature of the Loomis Sayles investment approach is its emphasis on investment research. Recommendations and reports of the Loomis Sayles research department are circulated throughout the Loomis Sayles organization and are available to the individuals in the Loomis Sayles organization who have been assigned the responsibility for making investment decisions for the Funds' portfolios. Loomis Sayles provides investment advice to numerous other institutional and individual clients. These clients include other registered investment companies and some accounts of The New England and its affiliates ("New England Accounts"). Loomis Sayles is a subsidiary of NEIC.

     Draycott, formed in 1991, provides investment management services to mutual funds and to institutional clients, including one separate account of The New England and its affiliates; it is subadviser to the Draycott International Equity Series. Draycott is a wholly-owned subsidiary of Cursitor Alliance LLC. Alliance Capital Management L.P. ("Alliance Capital") owns a 93% interest in Cursitor Alliance LLC. Alliance Capital Management Corporation ("ACMC") is the sole general partner of, and the owner of a 1% general partnership interest in, Alliance Capital. ACMC is an indirectly wholly-owned subsidiary of The Equitable Life Assurance Socity of the United States, which is a wholly-owned subsidiary of The Equitable Companies Incorporated, a holding company controlled by AXA, a French insurance holding company.

     Fred Alger Management Inc. ("Alger Management") provides investment management services to mutual funds and to other institutions and individuals; it is subadviser to the Alger
Equity Growth Series. Alger Management, a wholly-owned subsidiary of Fred Alger Company, Inc., which in turn is a wholly-owned subsidiary of Alger Associates, Inc., a financial services holding company. Frederick M. Alger III and his brother, David
D. Alger, own approximately 53% and 17%, respectively, of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries.

     CGM is a limited partnership whose general partner is a corporation controlled equally by Robert L. Kemp and G. Kenneth Heebner. In addition to advising the Capital Growth Series, CGM acts as investment adviser of CGM Capital Development Fund, CGM Trust, New England Variable Annuity Fund I and New England Growth Fund of the New England Funds. CGM also provides investment advice to other institutional and individual clients.

     Westpeak is a wholly-owned subsidiary of NEIC. Organized in 1991, Westpeak provides investment management services to a mutual fund and other institutional clients, including accounts of The New England and its affiliates; it is subadviser to the Westpeak Value Growth and Westpeak Stock Index Series.

     Davis Selected Advisors, L.P. ("Davis Selected") provides investment advisory services for mutual funds and other clients; it is subadviser to the Venture Value Series. Venture Advisers, Inc., the general partner of Davis Selected, is controlled by Shelby M.C. Davis.

     Salomon Brothers Asset Management Inc ("SBAM") is a wholly-owned subsidiary of Salomon Inc which provides investment advisory services for individuals, other mutual funds and institutional clients; it is subadviser to the Salomon Brothers
U.S. Government Series and the Salomon Brothers Strategic Bond
Opportunities Series.




     Advisory Fees. Each Series pays its adviser compensation at the annual percentage rates of the corresponding levels of that Series' average daily net asset values (the adviser of the Capital Growth Series is CGM, the adviser of each other Series is TNE Advisers).

                       Annual              Average
                     Percentage           Daily Net
     Series             Rate          Asset Value Levels

Loomis Sayles          1.00%       all assets
Small Cap Series

Draycott                .90%       all assets
International
Equity Series

Alger Equity            .75%       all assets
Growth Series

Capital Growth          .70%       the first $200 million
Series
                        .65%       the next $300 million
                        .60%       amounts in excess of
                                   $500 million

Loomis Sayles           .70%       the first $200 million
Avanti Growth           .65%       the next $300 million
Series
                        .60%       amounts in excess of
                                       $500 million

Venture Value           .75%       all assets
Series

Westpeak Value          .70%       the first $200 million
Growth Series           .65%       the next $300 million
                        .60%       amounts in excess of
                                   $500 million

Westpeak Stock          .25%       all assets
Index Series

Loomis Sayles           .70%       all assets
Balanced Series

Back Bay Advisors       .50%       all assets
Managed Series

Salomon Brothers        .65%       all assets
Strategic Bond
Opportunities
Series

Back Bay Advisors       .40%       the first $400 million
Bond Income             .35%       the next $300 million
Series
                        .30%       the next $300 million
                        .25%       amounts in excess of
                                   $1 billion

Salomon Brothers        .55%       all assets
U.S. Government
Series

Back Bay Advisors       .35%       the first $500 million
Money Market            .30%       the next $500 million
Series                  .25%       amounts in excess of
                                     $1 billion

     Subadvisory Fees.

  Sub-Advisory Fees. TNE Advisers pays each sub-adviser at the following rates for providing sub-advisory services to the following Series:

Series                    Annual Percentage     Average Daily Net Asset
                          Rates Paid            Value Levels
                          by TNE
                          Advisers to the
                          Respective
                          Sub-Advisers



Loomis Sayles Small Cap   0.55%                 of the first $25 million
Series
                          0.50%                 of the next $75 million
                          0.45%                 of the next $100 million
                          0.40%                 of amounts in excess of
                                                $200 million

Draycott International    0.75%                 of the first $10 million
Equity Series
                          0.60%                 of the next $40 million
                          0.45%                 of amounts in excess of
                                                $50 million

Alger Equity Growth       0.45%                 of the first $100 million
Series
                          0.40%                 of the next $400 million
                          0.35%                 of amounts in excess of
                                                $500 million

Loomis Sayles Avanti      0.50%                 of the first $25 million
Growth
    Series                0.40%                 of the next $75 million
                          0.35%                 of the next $100 million
                          0.30%                 of amounts in excess of
                                                $200 million

Venture Value Series      0.45%                 of the first $100 million
                          0.40%                 of the next $400 million
                          0.35%                 of amounts in excess of
                                                $500 million

Westpeak Value Growth     0.50%                 of the first $25 million
Series
                          0.40%                 of the next $75 million
                          0.35%                 of the next $100 million
                          0.30%                 of amounts in excess of
                                                $200 million

Westpeak Stock Index      0.10%                 of all assets
Series

Loomis Sayles Balanced    0.50%                 of the first $25 million
Series
                          0.40%                 of the next $75 million
                          0.30%                 of amounts in excess of
                                                $100 million

Back Bay Advisors         0.25%                 of the first $50 million
Managed Series
                          0.20%                 of amounts in excess of
                                                $50 million

Salomon Brothers          0.35%                 of the first $50 million
Strategic Bond
    Opportunities Series  0.30%                 of the next $150 million
                          0.25%                 of the next $300 million
                          0.20%                 of amounts in excess of
                                                $500 million

Back Bay Advisers Bond    0.25%                 of the first $50 million
Income
    Series                0.20%                 of the next $200 million
                          0.15%                 of amounts in excess of
                                                $250 million

Salomon Brothers U.S.     0.225%                of the first $200 million
Government
    Series                0.150%                of the next $300 million
                          0.100%                of amounts in excess of
                                                $500 million

Back Bay Advisors Money   0.15%                 of the first $100 million
Market
    Series                0.10%                 of amounts in excess of
                                                $100 million




     In connection with SBAM's service as subadviser to the Strategic Bond Opportunities Series, SBAM's London based affiliate, Salomon Brothers Asset Management Limited ("SBAM Limited"), Victoria Plaza, 111 Buckingham Palace Road, London SW1W OSB, England, serves as subadviser to SBAM relating to currency transactions and investments in non-dollar denominated debt securities for the benefit of the Salomon Brothers Strategic Bond Opportunities Series. For these services, SBAM has agreed to pay SBAM Limited one-third of the compensation that SBAM receives for serving as subadviser to the Series. SBAM Limited is an indirect, wholly-owned subsidiary of Salomon Inc.

     For the fiscal year ended December 31, 1993, the Back Bay Advisors Money Market Series, the Back Bay Advisors Bond Income Series and the Back Bay Advisors Managed Series paid advisory fees of $213,811, $429,841 and $501,403, respectively, to Back Bay Advisors and for that same period, the Capital Growth Series paid $3,729,518 to CGM. For the period April 30 to December 31, 1993, the Westpeak Value Growth Series paid advisory fees of $18,667 to Westpeak and the Loomis Sayles Avanti Growth Series paid advisory fees of $23,455 to Loomis Sayles. For the period January 1, 1993 to July 31, 1993, the Westpeak Stock Index Series paid advisory fees of $22,166 to Back Bay Advisors and for the period August 1,1993 to December 31, 1993, paid advisory fees of $27,101 to Westpeak.

     For the fiscal year ended December 31, 1994, the Back Bay Advisors Managed Series, the Back Bay Advisors Bond Income Series and the Back Bay Advisors Money Market Series paid advisory fees of $613,249, $515,084 and $231,326, respectively, to Back Bay
Advisors. For that same period, the Capital Growth Series paid advisory fees of $4,396,663 to CGM, the Westpeak Value Growth Series and the Westpeak Stock Index Series paid advisory fees of $111,827 and $83,095, respectively, to Westpeak and the Loomis Sayles Avanti Growth Series paid advisory fees of $132,596 to Loomis Sayles. For the period May 1, 1994 to December 31, 1994, the Loomis Sayles Small Cap Series paid no advisory fees to Loomis Sayles. For the period October 31, 1994 to December 31, 1994, the Loomis Sayles Balanced, the Draycott International Equity, Salomon Brothers U.S. Government, Salomon Brothers Strategic Bond Opportunities, Venture Value and the Alger Equity Growth Series paid no advisory fees to TNE Advisers, Inc.

     For the following periods in 1995, advisory fees were paid by the following Series:

          January 1, 1995 to    May 1, 1995 to     January 1, 1995 to
           April 30, 1995     December 31, 1995    December 31, 1995

Series    Amount    Adviser   Amount    Adviser    Amount    Adviser
          Paid      Paid      Paid      Paid       Paid      Paid
Loomis
Sayles    $22,671   Loomis    $124,433  TNE        --        --
Small               Sayles              Advisers
Cap                                     , Inc.
Series

Draycott
Interna-  --        --        --        --         $85,666   TNE
tional                                                       Advisers
Equity                                                       , Inc.
Series

Alger                                                        TNE
Equity    --        --        --        --         $144,943  Advisers
Growth                                                       , Inc.
Series

Capital
Growth    --        --        --        --         $5,232,5  CGM
Series                                             62

Loomis
Sayles    $65,057   Loomis    $195,829  TNE        --        --
Avanti              Sayles              Advisers
Growth                                  , Inc.
Series

          January 1, 1995 to    May 1, 1995 to     January 1, 1995 to
           April 30, 1995     December 31, 1995    December 31, 1995

Series    Amount    Adviser   Amount    Adviser    Amount    Adviser
          Paid      Paid      Paid      Paid       Paid      Paid

Venture                                                      TNE
Value     --        --        --        --         $131,969  Advisers
Series                                                       , Inc.

Westpeak
Value     $59,980   Westpeak  $182,648  TNE        --        --
Growth                                  Advisers
Series                                  , Inc.

Westpeak
Stock     $33,568   Westpeak  $88,791   TNE        --        --
Index                                   Advisers
Series                                  , Inc.

Loomis
Sayles    --        --        --        --         $65,752   TNE
Balanced                                                     Advisers
Series                                                       , Inc.


Back Bay
Advisors  $207,821  Back Bay  $467,918  TNE        --        --
Managed             Advisors            Advisers
Series                                  , Inc.

Salomon
Brothers
Strategi  --        --        --        --         $35,085   TNE
c Bond                                                       Advisers
Opportun                                                     , Inc.
ities
Series

Back Bay
Advisors  $173,139  Back Bay  $399,140  TNE        --        --
Bond                Advisors            Advisers
Income                                  , Inc.
Series

Salomon
Brothers
U.S.      --        --        --        --         $20,446   TNE
Governme                                                     Advisers
nt                                                           , Inc.
Series
Back Bay
Advisors  $84,329   Back Bay  $193,678  TNE        --        --
Money               Advisors            Advisers
Market                                  , Inc.
Series


     Each advisory and subadvisory agreement provides that it will continue in effect after two years from the date of its execution only if it is approved at least annually thereafter (i) by the trustees of the Fund or by vote of a majority of the outstanding voting securities of the applicable Series and (ii) by vote of a majority of the trustees who are not interested persons of (i) the Fund or (ii) the applicable Series' investment adviser or subadviser. Any amendment to any advisory or subadvisory agreement must be approved by vote of a majority of the outstanding voting securities of the applicable Series and by vote of a majority of the trustees who are not interested persons of (i) the Fund or (ii) the applicable Series' investment adviser or subadviser. Each agreement may be terminated without penalty by the trustees or by the shareholders of the applicable Series, upon sixty days' written notice, or by the applicable Series' investment adviser, upon ninety days' written notice, and each terminates automatically in the event of its assignment. In addition, each subadvisory agreement may be terminated without penalty upon ninety days' written notice by the relevant subadviser. Each advisory agreement will automatically terminate if the Fund shall at any time be required by New England
Securities, which is an indirectly wholly-owned subsidiary of The
New England, to eliminate all reference to the words "New
England" in its name, unless the continuance of such agreement after such change of name is approved by a majority of the outstanding voting securities of the applicable Series and by a majority of the trustees who are not interested persons of (i) the Fund or (ii) the applicable Series' investment adviser.

     Each advisory agreement provides that if the total ordinary business expenses of a particular Series for any fiscal year exceed the lowest applicable limitations (based on a percentage of average net assets or income) prescribed by any state in which shares of that Series are qualified for sale, the applicable
Series' investment adviser shall pay such excess. Each advisory agreement provides, however, that the advisory fee shall not be reduced nor shall any of such expenses be paid to an extent or under circumstances which might result in the inability of any Series or of the Fund, taken as a whole, to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. The term "expenses" for this purpose excludes brokerage commissions, taxes, interest and extraordinary expenses.

     As required by state insurance licensing authorities, each Series' investment adviser has also undertaken, separately from the advisory agreements, to be liable for negligence in the performance of any administrative services with respect to the Fund which are supplemental to their management of the investment and reinvestment of that Series' assets.

     Each advisory and subadvisory agreement provides that the relevant investment adviser or subadviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

     Certain officers and employees of Back Bay Advisors who are also officers of the Fund have responsibility for portfolio management of the other advisory accounts and clients (including other Series of the Fund and other registered investment companies, and accounts of affiliates of Back Bay Advisors) that may invest in securities in which the Series for which Back Bay
Advisors acts as a subadviser may invest.  Where Back Bay
Advisors determines that an investment purchase or sale opportunity is appropriate and desirable for more than one advisory account, purchase and sale orders may be executed separately or may be combined and, to the extent practicable, allocated by Back Bay Advisors to the participating accounts.

     Where advisory accounts have competing interests in a limited investment opportunity, Back Bay Advisors will allocate an investment purchase opportunity based on the relative time that competing accounts have had funds available for investment, and the relative amounts of available funds, and will allocate an investment sale opportunity based on relative cash requirements and the time that the competing accounts have had investments available for sale. It is BBA's policy to allocate, to the extent practicable, investment opportunities to each client over a period of time on a fair and equitable basis relative to its other clients.

     It is believed that the ability of the Series for which Back
Bay Advisors acts as subadviser to participate in larger volume transactions in this manner will in some cases produce better executions for the Series. However, in some cases, this procedure could have a detrimental effect on the price and amount of a security available to a Series or the price at which a security may be sold. The trustees are of the view that the benefits of retaining Back Bay Advisors as subadviser outweigh the disadvantages, if any, that might result from participating in such transactions.

     Certain officers of Loomis Sayles who are also officers of the Fund have responsibility for the management of other client portfolios. The Detroit office of Loomis Sayles buys and sell portfolio securities for the Loomis Sayles Small Cap Series. The
Chicago office of Loomis Sayles buys and sells portfolio securities for the Loomis Sayles Avanti Growth Series. The
Pasadena office buys and sells portfolio securities for the Loomis Sayles Balanced Series. These and other offices of Loomis
Sayles buy securities independently of one another. The other investment companies and clients served by Loomis Sayles sometimes invest in securities in which the Series advised by Loomis Sayles also invest. If one of these Series and such other clients advised by the same office of Loomis Sayles desire to buy or sell the same portfolio securities at about the same time, purchases and sales will be allocated, to the extent practicable, on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of a security which that Series purchases or sells. In other cases, however, it is believed that these practices may benefit the Series. It is the opinion of the trustees of the Fund that the desirability of retaining Loomis Sayles as subadviser for these Series outweighs the disadvantages, if any, which might result from these practices.

     Certain officers of Westpeak, some of whom are officers of the Fund, have responsibility for portfolio management for other clients (including affiliates of Westpeak), some of which may invest in securities in which the Westpeak Value Growth Series or the Westpeak Stock Index Series also may invest. When these Series and other clients desire to purchase or sell the same security at or about the same time, the purchase and sale orders are ordinarily placed and confirmed separately but may be combined to the extent practicable and allocated as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is believed that the ability of those clients to participate in larger volume transactions will in some cases produce better executions for the Westpeak Value Growth Series and the Westpeak Stock Index Series.
However, in some cases this procedure could have a detrimental effect on the price and amount of a security available to a Series or the price at which a security may be sold. It is the opinion of the trustees of the Fund that the desirability of retaining Westpeak as subadviser for the Westpeak Value Growth
Series and the Westpeak Stock Index Series outweighs the disadvantages, if any, which might result from these practices.

     Certain officers and employees of Draycott have responsibility for portfolio management for other clients
(including affiliates of Draycott), some of which may invest in securities in which the Draycott International Equity Series also may invest. When the Series and other clients desire to purchase or sell the same security at or about the same time, purchase and sale orders are ordinarily placed and confirmed separately but may be combined to the extent practicable and allocated as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is believed that the ability of those clients to participate in larger volume transactions will in some cases produce better executions for the Draycott International Equity Series. However, in some cases this procedure could have a detrimental effect on the price and amount of a security available to the Draycott International
Equity Series or the price at which a security may be sold. It is the opinion of the trustees that the desirability of retaining
Draycott as subadviser to the Series outweighs the disadvantages, if any, which might result from such procedure.

     Various officers and trustees of the Fund also serve as officers or trustees of other investment companies advised by CGM. The other investment companies and clients served by CGM
(including accounts of affiliates of CGM) sometimes invest in securities in which the Capital Growth Series also invests. If the Capital Growth Series and such other investment companies or clients advised by CGM desire to buy or sell the same portfolio securities at the same time, purchases and sales will be allocated to the extent practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities which the Capital Growth
Series purchases or sells. In other cases, however, it is believed that these practices may benefit the Capital Growth
Series. It is the opinion of the trustees that the desirability of retaining CGM as adviser for the Capital Growth Series outweighs the disadvantages, if any, which might result from these practices.

     Certain officers and employees of SBAM, Davis Selected and Alger Management have responsibility for portfolio management for other clients (including other registered investment companies and affiliates of SBAM, Davis Selected or Alger Management) some of which may invest in securities in which the respective Series that these subadvisers manage also invest. In such circumstances, SBAM, Davis Selected or Alger Management may determine that orders for the purchase or sale of the same security for the Series it manages and one or more other registered investment companies or other accounts it manages should be combined, in which event the transactions will be priced and allocated in a manner deemed by SBAM, Davis Selected or Alger Management, respectively, to be equitable and in the best interests of the respective Series that it manages and its other accounts. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of a security that a Series purchases or sells. In other cases, however, it is believed that these practices may benefit a Series. It is the opinion of the trustees that the desirability of retaining SBAM, Davis Selected and Alger Management as subadvisers for the respective Series outweighs the disadvantages, if any, which might result from these practices.

                     DISTRIBUTION AGREEMENT

     Under an agreement with the Fund, New England Securities, a Massachusetts corporation, serves as the general distributor of shares of each Series, which are sold at net asset value without any sales charge. The offering of each Series' shares is continuous. Shares are offered for sale only to certain insurance company separate accounts. New England Securities receives no compensation from the Fund or purchasers of Fund shares for acting as distributor. The agreement does not obligate New England Securities to sell a specific number of shares. New England Securities is a wholly-owned subsidiary of The New England.

     New England Securities controls the words "New England" in the Fund's name and if it should cease to be the Fund's distributor, the Fund may be required to change its name and delete these words. New England Securities also acts as general distributor for New England Retirement Investment Account, New
England Variable Annuity Fund I, The New England Variable
Account, New England Variable Annuity Separate Account and New
England Variable Life Separate Account.

                         OTHER SERVICES

     Custodial Arrangements.  State Street Bank and Trust Company
("State Street Bank"), Boston, Massachusetts 02102, is the Fund's custodian. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to each Series and, in such capacity, is the registered owner of securities held in book-entry form belonging to the Series. Upon instruction, State
Street Bank receives and delivers cash and securities of the Series in connection with Series transactions and collects all dividends and other distributions made with respect to Series portfolio securities. State Street Bank also maintains certain accounts and records of the Fund and calculates the total net asset value, total net income and net asset value per share of each Series on a daily basis.

     Independent Accountants. The Fund's independent accountants are Coopers & Lybrand, One Post Office Square, Boston,
Massachusetts 02109. Coopers & Lybrand conducts an annual audit of each Series, assists in the preparation of federal and state income tax returns and consults with the Fund as to matters of accounting and federal and state income taxation. A table of selected per share data and ratios for each of the Series appears in the Prospectus. This table and the financial statements included in this Statement of Additional Information are included in reliance on the report of Coopers & Lybrand for the years 1987 through 1994 and on the report of the Fund's former independent accountants, Price Waterhouse, for the years 1985 and 1986, given on the authority of said firms as experts in auditing and accounting.

     Other Arrangements. Office space, facilities, equipment and/or certain administrative services for the Fund (and, where applicable, other mutual funds) under the investment management of CGM or TNE Advisers, Inc. are currently furnished by New
England Funds, L.P., under separate service agreements with those investment advisers. Under a service agreement between Back Bay Advisors and New England Securities for fiscal years ended December 31, 1993, 1994 and 1995, Back Bay Advisors paid
New England Securities or New England Funds, L.P., an affiliate of New England Securities, $51,918, $51, 918 and $71,233, respectively, relating to the Back Bay Advisors Money Market
Series; $91,245, $109,472 and  and $126,352, respectively,
relating to the Back Bay Advisors Bond Income Series; and
$85,151, $104,256 and $120,279, respectively, relating to the Back Bay Advisors Managed Series under a service agreement. For the fiscal year ended December 31, 1992 and the period January 1, 1993 through July 31, 1993, Back Bay Advisors paid New England
Securities or New England Funds, L.P. $17,920 and $ 7,552, respectively, for the Westpeak Stock Index Series, which it managed prior to August 1, 1993, under such agreement. Under a service agreement between New England Securities and CGM, CGM paid New England Securities or New England Funds, L.P., for fiscal years ended December 31, 1993, 1994 and 1995, $530,147,
$621,253 and $734,743, respectively, relating to the Capital
Growth Series. Under a service agreement between Loomis Sayles and New England Funds, L.P., Loomis Sayles paid New England
Funds, L.P. for the period April 30, 1993 through December 31,
1993 and the fiscal years ended December 31, 1994 and 1995
$5,497, $29,614 and $34,683, respectively, for the Avanti Growth
Series.  Under the service agreement between New England
Securities and Westpeak, Westpeak paid New England Securities
$4,735 for the period April 30, 1993 to December 31, 1993 and
$25,381 and $31,668 for the fiscal years ended December 31, 1994 and 1995, respectively, for the Westpeak Value Growth Series and $16,164, $49,833 and $49,914 for the period August 1, 1993 to
December 31, 1993 and for the fiscal years ended December 31, 1994 and 1995, respectively, for the Westpeak Stock Index Series.
Under a service agreement between Loomis, Sayles and New England
Funds, L.P., Loomis Sayles paid New England Funds, L.P. $2,007 for the period May 1, 1994 to December 31, 1994, and $10,604 for the fiscal year ended December 31, 1995 for the Loomis Sayles
Small Cap Series.

     For the period October 31, 1994 through December 31, 1994, under the service agreement between New England Funds, L.P. and TNE Advisers, Inc., TNE Advisers, Inc. paid $1,666 for the Loomis
Sayles Balanced Series, $1,666 for the Draycott International
Equity Series, $1,666 the Salomon Brothers U.S. Government
Series, $1,666 for the Salomon Brothers Strategic Bond
Opportunities Series, $1,666 for the Venture Value Series and
$1,666 for the Alger Equity Growth Series; for the fiscal year ended December 31, 1995, TNE Advisers, Inc. paid $10,044 for the
Loomis Sayles Balanced Series, $10,044 for the Draycott
International Equity Series, $10,044 for the Salomon Brothers
U.S. Government Series, $10,044 for the Salomon Brothers
Strategic Bond Opportunities Series, $11,503 for the Venture
Value Series and $13,133 for the Alger Equity Growth Series.

              PORTFOLIO TRANSACTIONS AND BROKERAGE

     Some of the Fund's portfolio transactions are placed with brokers and dealers who provide the investment advisers or subadvisers with supplementary investment and statistical information or furnish market quotations to the Fund or other investment companies advised by the investment advisers or subadvisers. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce the expenses of the investment advisers or subadvisers. The services may also be used by the investment advisers or subadvisers in connection with their other advisory accounts and in some cases may not be used with respect to the Fund.

Certain Portfolio Transactions of Loomis Sayles Balanced and Back
Bay Advisors Managed Series; Back Bay Advisors Bond Income Series and Back Bay Advisors Money Market Series

     It is expected that the portfolio transactions of the Loomis
Sayles Balanced Series and the Back Bay Advisors Managed Series, and portfolio transactions of the Back Bay Advisors Bond Income
Series and Back Bay Advisors Money Market Series in bonds, notes and money market instruments, will generally be with issuers or dealers on a net basis without a stated commission. Portfolio turnover for the years 1993, 1994 and 1995 was 177%, 82% and __% respectively, for the Back Bay Advisors Bond Income Series and
22%, 76% and ___%, respectively, for the Back Bay Advisors
Managed Series.

Loomis Sayles Small Cap Series, Draycott International Equity
Series, Alger Equity Growth Series, Capital Growth Series, Loomis
Sayles Avanti Growth Series, Venture Value Series, Loomis Sayles
Balanced Series (Common Stock Transactions) and Back Bay Advisors
Managed Series

     In placing orders for the purchase and sale of portfolio securities, CGM, in the case of the Capital Growth Series, Loomis
Sayles, in the case of the Loomis Sayles Avanti Growth Series, the Loomis Sayles Small Cap Series and the Loomis Sayles Balanced
Series, Back Bay Advisors in the case of investments in common stocks by the Back Bay Advisors Managed Series, Draycott, in the case of the Draycott International Equity Series, Davis Selected, in the case of the Venture Value Series, and Alger Management, in the case of the Alger Equity Growth Series, each select only brokers which it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates which, when combined with the quality of the foregoing services, will produce best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. The Series' advisers or subadvisers will use their best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. The
Capital Growth Series, Loomis Sayles Avanti Growth Series, Loomis
Sayles Small Cap Series, Loomis Sayles Balanced Series, Back Bay
Advisors Managed Series, Draycott International Equity Series,
Venture Value Series and Alger Equity Growth Series will not pay a broker a commission at a higher rate than otherwise available for the same transaction in recognition of the value of research services provided by the broker or of any other services provided by the broker which do not contribute to the best price and execution of the transaction.

     For the fiscal years ending in 1993, 1994 and 1995, brokerage transactions for the Capital Growth Series aggregating
$1,745,079,465, $1,855,305,003 and $___________, respectively, were allocated to brokers providing research services and commissions of $2,851,197, $2,659,378 and $________, respectively, were paid on those transactions. For the fiscal years ending in 1993, 1994 and 1995 the Westpeak Stock Index
Series paid brokerage commissions aggregating $21,000, $10,918 and $______, respectively. For the same periods, the Back Bay
Advisors Managed Series paid brokerage commissions aggregating
$17,000, $21,159 and $_______, respectively.  For the period
April 30, 1993 to December 31, 1993, the Loomis Sayles Avanti
Growth Series and the Westpeak Value Growth Series paid brokerage commissions aggregating $10,000 and $12,000, respectively; for the fiscal years ending December 31, 1994 and December 31, 1995, the Loomis Sayles Avanti Growth Series paid brokerage commissions of $67,095 and $_____and, for the same periods, the Westpeak
Value Growth Series paid brokerage commissions of $54,751 and $_______. For the period May 1, 1994 to December 31, 1994, the
Loomis Sayles Small Cap Series paid brokerage commissions of
$7,395. For the period October 31, 1994 to December 31, 1994, the Draycott International Equity Series paid brokerage commissions of $4,714, the Venture Value Series paid brokerage commissions of $6,084 and the Alger Equity Growth Series paid brokerage commissions of $2,452. For the fiscal year ended
December 31, 1995, the Draycott International Equity Series paid brokerage commissions of $_____, the Venture Value Series paid brokerage commissions of $40,523 and the Alger Equity Growth
Series paid brokerage commissions of $69,052

Westpeak Value Growth Series, Westpeak Stock Index Series,
Salomon Brothers Strategic Bond Opportunities Series and Salomon
Brothers U.S. Government Series

     In placing orders for the purchase and sale of securities, Westpeak, in the case of the Westpeak Value Growth Series and the Westpeak Stock Index Series, and SBAM, in the case of Salomon
Brothers Strategic Bond Opportunities Series and Salomon Brothers
U.S. Government Series, always seeks best execution. Westpeak and SBAM each selects only brokers or dealers which it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates which, when combined with the quality of the foregoing services, will produce best price and execution.
This does not necessarily mean that the lowest available brokerage commission will be paid. Westpeak or SBAM will each use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. Westpeak or SBAM may cause the Series they manage to pay a broker-dealer that provides brokerage and research services to Westpeak or SBAM an amount of commission for effecting a securities transaction for a Series in excess of the amount another broker-dealer would have charged effecting that transaction. Westpeak or SBAM, as the case may be, must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or Westpeak's or SBAM's overall responsibilities to the Fund and its other clients. Westpeak's or SBAM's authority to cause the Series it manages to pay such greater commissions is also subject to such policies as the trustees of the Fund may adopt from time to time.

Affiliated Brokerage

     A Series may pay brokerage commissions to an affiliated broker for acting as the respective Series' agent on purchases and sales of securities for the portfolio of the Series. SEC rules require that commissions paid to an affiliated broker of a mutual fund for portfolio transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliated brokers and will review these procedures periodically. The
Westpeak Stock Index Series paid $0, $0 and $__in brokerage commissions to New England Securities, an affiliated broker of the Series, in 1993, 1994, and 1995, respectively. The Back Bay
Advisors Managed Series paid $17,268, $0 and $0 in brokerage commissions to New England Securities, an affiliated broker of the Series, in 1993, 1994 and 1995, respectively. The Back Bay
Advisors Bond Income Series paid no commissions to New England
Securities during those periods. The Alger Equity Growth Series paid $2,452 and $_____in brokerage commissions to Fred Alger and Company, Inc., an affiliated broker, for the period October 31, 1994 to December 31, 1994 and the year ended December 31, 1995, respectively. The amounts paid by the Westpeak Stock Index
Series represent approximately 0% , 0% and ___% of that Series' aggregate brokerage commissions involving the payment of commissions for fiscal years 1993, 1994 and 1995 respectively.
The amount paid by the Back Bay Advisors Managed Series represents approximately 100%, 0% and ___% of that Series' aggregate brokerage commissions in 1993, 1994 and 1995 respectively. The amount paid by the Back Bay Advisors Bond
Income Series represents approximately 0%, 0% and __% of the Series' aggregate brokerage commissions in 1993, 1994 and 1995, respectively. The amount paid by the Alger Equity Growth Series represents approximately 100% and ___% of that Series' aggregate brokerage commissions for the period October 31, 1994 to December
31, 1994 and for the year ended December 31, 1995.

                     DESCRIPTION OF THE FUND

     The Fund is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust (the "Declaration of Trust") dated December
16, 1986. On February 27, 1987, the Fund succeeded to the operations of The New England Zenith Fund, Inc., a Massachusetts corporation incorporated on January 7, 1983 as NEL Series Fund,
Inc. On November 1, 1985, the name of that corporation was changed to Zenith Fund, Inc. and on July 17, 1986 it was changed again to The New England Zenith Fund, Inc. The Capital Growth,
Back Bay Advisors Bond Income and Back Bay Advisors Money Market
Series all commenced investment operations in 1983.  The Westpeak
Stock Index Series commenced operations on March 30, 1987.  The
Back Bay Advisors Managed Series commenced investment operations on May 1, 1987. The Loomis Sayles Avanti Growth and the Westpeak
Value Growth Series commenced investment operations in April
1993. The Loomis Sayles Small Cap Series commenced investment operations on May 1, 1994. The Alger Equity Growth, Draycott
International Equity, Venture Value, Loomis Sayles Balanced,
Salomon Brothers Strategic Bond Opportunties and Salomon Brothers
U.S. Government Series commenced investment operations on October
31, 1994.

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of each of the Loomis Sayles Small Cap, Draycott International Equity, Alger
Equity Growth, Capital Growth, Loomis Sayles Avanti Growth,
Venture Value, Westpeak Value Growth, Westpeak Stock Index,
Loomis Sayles Balanced, Back Bay Advisors Managed, Salomon
Brothers Strategic Bond Opportunities, Back Bay Advisors Bond
Income, Salomon Brothers U.S. Government and Back Bay Advisors
Money Market Series. Interests in the Fund portfolios described in the Prospectus and in this Statement of Additional Information are represented by shares of such Series. Each share of a Series represents an equal proportionate interest in such Series with each other share and is entitled to a proportionate interest in the dividends and distributions from such Series. The shares of the Series do not have any preemptive rights. Upon liquidation of any Series, whether pursuant to liquidation of the Fund or otherwise, shareholders of such Series are entitled to share pro rata in the net assets of such Series available for distribution to shareholders. The Declaration of Trust also permits the trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

     The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various sub-series of shares with such dividend preferences and other rights as the trustees may designate. While the trustees have no current intention to exercise this power, it is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently. The trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Fund or merge two or more existing portfolios. Shareholders' investments in such a portfolio would be evidenced by a separate series of shares. The Fund is a "series" company as that term is used in
Section 18(f) of the 1940 Act.

     The Declaration of Trust provides for the perpetual existence of the Fund. The Fund or any Series, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of each Series affected. The Declaration of Trust further provides that the trustees may terminate the Fund or any Series upon written notice to the shareholders thereof.

     The assets received by the Fund for the issue or sale of shares of each Series and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to that Series, and constitute the underlying assets of the Series. The underlying assets of each Series are segregated and are charged with the expenses in respect of that Series and with a share of the general expenses of the Fund. Any general expenses of the Fund not readily identifiable as belonging to a particular Series are allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. While the expenses of the Funds are allocated to the separate books of account of each Series, certain expenses may be legally chargeable against the assets of all Series.

     As of December 31, 1995, all of the outstanding voting securities of the Fund are owned by separate accounts of The New
England and/or NEVLICO, and may, from time to time, be owned by those separate accounts and the general account of The New
England. Therefore, The New England and NEVLICO are presumed to be in control (as that term is defined in the 1940 Act) of the Fund. However, the staff of the SEC is presently of the view that The New England and NEVLICO are each required to vote their Fund shares that are held in a registered separate account (and, to the extent voting privileges are granted by the issuing insurance company, in unregistered separate accounts) in the same proportion as the voting instruction received from owners of the variable life insurance or variable annuity contracts issued by the separate account, and that The New England is required to vote any shares held in its general account (or in any unregistered separate account for which voting privileges were not extended) in the same proportion as all other Fund shares are voted. The New England and NEVLICO currently intend to vote their shares in a manner consistent with this view.

Voting Rights

     Fund shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held).
NEVLICO and The New England are the legal owners of shares attributable to variable life insurance and variable annuity contracts issued by their separate accounts, and have the right to vote those shares. Pursuant to the current view of the SEC staff, NEVLICO and The New England will vote their shares in accordance with instructions received from owners of variable life insurance and variable annuity contracts issued by separate accounts that are registered under the 1940 Act. All Fund shares held by separate accounts of NEVLICO and The New England that are registered with the SEC (and, to the extent voting privileges are granted by the issuing insurance company, by unregistered separate accounts) for which no timely instructions are received will be voted for, voted against, or withheld from voting on any proportion in the same proportion as the shares held in that separate account for all contracts for which voting instructions are recieved. All Fund shares held by the general investment account (or any unregistered separate account for which voting privileges are not extended) of NEVLICO or The New England will be voted in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the shares that are voted in proportion to such voting instructions are received.

     There will normally be no meetings of shareholders for the purpose of electing trustees except that in accordance with the 1940 Act (i) the Fund will hold a shareholders' meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders and
(ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by the holders of shares having a net asset value constituting 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Fund has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).
Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees.

     No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Fund except (i) to change the Fund's name or to cure technical problems in the Declaration of Trust and (ii) to establish, designate or modify new and existing series or sub-series of Fund shares or other provisions relating to Fund shares in response to applicable laws or regulations.

Shareholder and Trustee Liability

     Under Massachusetts law shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the trustees. The Declaration of Trust provides for indemnification out of the relevant Series' property for all loss and expense of any shareholder held personally liable for the obligations of the Series in which the shareholder owns shares.
Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and a Series itself would be unable to meet its obligations. For purposes of such liability, the Fund's shareholders are the separate accounts investing directly in the Fund and not the owners of variable life insurance or variable annuity contracts or purchasers of other insurance products.

     The Declaration of Trust further provides that the trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The By-Laws of the Fund provide for indemnification by the Fund of the trustees and officers of the Fund except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in or not opposed to the best interests of the Fund. Such person may not be indemnified against any liability to the Fund or the Fund's shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

                          APPENDIX A-1
                   DESCRIPTION OF BOND RATINGS


Moody's Investors Service, Inc.

                               Aaa

Bonds which are rated Aaa are judged to be of the best quality.
They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                               Aa

Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. See Note 1.

                                A

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. See Note
1.

                               Baa

Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. See Note 1.

                               Ba

Bonds which are rated Ba are judged to have speculative elements;
their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                B

Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                               Caa

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                               Ca

Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                                C

Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Should no rating be assigned by Moody's, the reason may be one of the following:

     (1)  An application for rating was not received or accepted.

     (2) The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

     (3) There is a lack of essential data pertaining to the issue or issuer.

     (4)  The issue was privately placed, in which case the
rating is not published in Moody's publications.
_________________
Note 1: This rating may include the numerical modifier 1, 2 or 3 to provide a more precise indication of relative debt quality within the category, with 1 indicating the high end of the
category, 2 the mid-range and 3 nearer the low end.

Standard & Poor's Ratings Group

                               AAA

This is the highest rating assigned by Standard & Poor's
Corporation ("S&P") to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

                               AA

Bonds rated AA also qualify as high quality debt obligations.
Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

                                A

Bonds rated A have strong capacity to pay principal and interest although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

                               BBB

Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

                         BB, B, CCC, CC

Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                                C

The rating C is reserved for income bonds on which no interest is being paid.

                                D

Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


                          APPENDIX A-2
             DESCRIPTION OF COMMERCIAL PAPER RATINGS

Standard & Poor's Corporation

                               A-1

Commercial paper rated A-1 by S&P has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Commercial paper within the A-1 category which has overwhelming safety characteristics is denoted
"A-1+."

                               A-2

Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

Moody's Investors Service, Inc.

                               P-1

The rating P-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Among the factors considered by Moody's in assigning ratings are the following:

     (1) evaluation of the management of the issuer;

     (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas;

     (3) evaluation of the issuer's products in relation to competition and customer acceptance;

     (4) liquidity;

     (5) amount and quality of long-term debt;

     (6) trend of earnings over a period of ten years;

     (7) financial strength of a parent company and the relationships which exist with the issuer; and

     (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

                               P-2

Issuers rated P-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions.
Ample alternative liquidity is maintained.

                           APPENDIX B

ABC and affiliates
Atlanta Constitution
Atlanta Journal
Austin American Statesman
Baltimore Sun
Barron's
Bond Buyer
Boston Business Journal
Boston Globe
Boston Herald
Broker World
Business Radio Network
Business Week
CBS and affiliates
CFO
Changing Times
Chicago Sun Times
Chicago Tribune
Christian Science Monitor
Christian Science Monitor News Service
Cincinnati Enquirer
Cincinnati Post
CNBC
CNN
Columbus Dispatch
Dallas Morning News
Dallas Times-Herald
Denver Post
Des Moines Register
Detroit Free Press
Donoghue's Money Fund Report
Dorfman, Dan (syndicated column)
Dow Jones News Service
Economist
FACS of the Week
Financial News Network
Financial Planning
Financial Services Week
Financial World
Forbes
Fort Worth Star-Telegram
Fortune
Fox Network and affiliates
Fund Action
Hartford Courant
Houston Chronicle
INC
Indianapolis Star
Institutional Investor
Investment Dealers Digest
Investment Vision
Investor's Daily
Journal of Commerce
Kansas City Star
LA Times
Leckey, Andrew  (syndicated column)
Life Association News
Miami Herald
Milwaukee Sentinel
Money
Money Maker
Money Management Letter
Morningstar
National Public Radio
National Underwriter
NBC and affiliates
New England Business
New England Cable News
New Orleans Times-Picayune
New York Daily News
New York Times
Newark Star Ledger
Newsday
Newsweek
Nightly Business Report
Orange County Register
Orlando Sentinel
Pension World
Pensions and Investments
Personal Investor
Philadelphia Inquirer
Porter, Sylvia (syndicated column)
Portland Oregonian
Public Broadcasting Service
Quinn, Jane Bryant (syndicated column)
Registered Representative
Research Magazine
Resource
Reuters
Rukeyser's Business (syndicated column)
Sacramento Bee
San Francisco Chronicle
San Francisco Examiner
San Jose Mercury
Seattle Post-Intelligencer
Seattle Times
Smart Money
St. Louis Post Dispatch
St. Petersburg Times
Standard & Poor's Outlook
Standard & Poor's Stock Guide
Stanger's Investment Advisor
Stockbroker's Register
Strategic Insight
Tampa Tribune
Time
Tobias, Andrew  (syndicated column)
UPI
US News and World Report
USA Today
Value Line
Wall St. Journal
Wall Street Letter
Wall Street Week
Washington Post
WBZ
WBZ-TV
WCVB-TV
WEEI
WHDH
Worcester Telegram
Worth Magazine
WRKO

                           APPENDIX C



   FINANCIAL STATEMENTS AND REPORTS OF INDEPENDENT ACCOUNTANTS




NEW ENGLAND ZENITH FUND
(LOOMIS SAYLES SMALL CAP SERIES)

INVESTMENTS AS OF DECEMBER 31, 1995

COMMON STOCKS--82.3% OF TOTAL NET ASSETS


 SHARES                                                               VALUE (A)
         AEROSPACE--1.2%
  14,800 Whittaker Corp.(c).......................................   $   321,900
                                                                     -----------
         AUTOMOBILE & RELATED--1.9%
  18,100 Masland Corp.............................................       253,400
   7,000 Strattec Security Corp.(c)...............................       124,250
     500 Tower Automotive(c)......................................         8,750
   7,800 Walbro Corp..............................................       140,400
                                                                     -----------
                                                                         526,800
                                                                     -----------
         BANKS--SAVINGS & LOAN--3.2%
  12,000 Charter One Financial, Inc. .............................       367,500
   6,150 Commercial Federal Corp. ................................       232,163
   7,500 First Financial Corp. ...................................       172,500
   9,100 First Savings Bank of Washington Bancorp. ...............       119,437
                                                                     -----------
                                                                         891,600
                                                                     -----------
         BUSINESS SERVICES--2.4%
   9,200 CDI Corp.(c).............................................       165,600
   6,800 Career Horizons, Inc.(c).................................       229,500
   5,500 Cort Business Services Corp.(c)..........................        90,750
   6,900 W.H. Brady Co. ..........................................       186,300
                                                                     -----------
                                                                         672,150
                                                                     -----------
         CHEMICALS--SPECIALTY--2.7%
   5,300 Cambrex Corp.............................................       219,288
   3,700 Cytec Industries, Inc.(c)................................       230,787
   5,600 Intertape Polymer Group, Inc. ...........................       175,700
   6,000 Learonal, Inc. ..........................................       138,000
                                                                     -----------
                                                                         763,775
                                                                     -----------
         COMPUTER SOFTWARE & SERVICES--2.3%
   4,000 Analysts Internation Corp................................       120,000
   8,200 Control Data Systems, Inc.(c)............................       160,925
   7,200 MDL Information System, Inc.(c)..........................       165,600
   3,200 SPSS, Inc.(c)............................................        62,400
   2,300 Sterling Software, Inc.(c)...............................       143,462
                                                                     -----------
                                                                         652,387
                                                                     -----------
         ELECTRICAL EQUIPMENT--1.5%
   9,100 Gasonics International Corp.(c)..........................       122,850
  21,900 Numerex Corp.(c).........................................       142,350
  10,400 Woodhead Industries......................................       148,200
                                                                     -----------
                                                                         413,400
                                                                     -----------
         ELECTRONIC COMPONENTS--3.3%
   6,100 Amphenol Corp.(c)........................................       147,925
   3,000 Burr Brown Corp.(c)......................................        76,500
     700 Dallas Semiconductor Corp. ..............................        14,525
  18,700 Dynatech Corp.(c) .......................................       317,900
   6,500 Unitrode Corp.(c)........................................       183,625
   5,100 Zilog, Inc.(c)...........................................       186,788
                                                                     -----------
                                                                         927,263
                                                                     -----------

 SHARES                                                               VALUE (A)
         ENVIROMENTAL SERVICES--2.0%
   7,100 United Waste Systems, Inc.(c)............................   $   264,475
  18,400 World Fuel Services Corp. ...............................       292,100
                                                                     -----------
                                                                         556,575
                                                                     -----------
         FINANCIAL SERVICES--3.7%
   6,000 Cityscape Financial Corp.................................       124,500
  16,200 DVI(c)...................................................       226,800
   4,900 Eaton Vance Corp.........................................       138,425
  10,600 Imperial Credit Industries, Inc.(c)......................       230,550
     264 Investors Financial Services Co.(c)......................         5,470
  14,800 WFS Financial, Inc.(c)...................................       288,600
                                                                     -----------
                                                                       1,014,345
                                                                     -----------
         FOOD--0.7%
   5,200 Universal Foods Corp.....................................       208,650
                                                                     -----------
         FREIGHT TRANSPORTATION--3.0%
   9,300 ABC Rail Products Corp.(c)...............................       205,762
  18,200 Harper Group, Inc........................................       323,050
  15,500 TNT Freightways Corp.....................................       311,938
                                                                     -----------
                                                                         840,750
                                                                     -----------
         HEALTH CARE--MEDICAL TECHNOLOGY--3.6%
   9,000 Conmed Corp.(c)..........................................       225,000
  11,600 Gelman Sciences, Inc.(c).................................       292,900
   2,000 Lunar Corp.(c)...........................................        55,000
  15,100 Sofamor/Danek Group, Inc.(c).............................       428,462
                                                                     -----------
                                                                       1,001,362
                                                                     -----------
         HEALTH CARE--SERVICES--6.2%
  11,100 Community Health Systems, Inc.(c)........................       395,438
  19,945 Grancare, Inc.(c)........................................       289,202
  14,900 Health Images, Inc.......................................       108,025
   5,000 Healthplan Services Corp.(c).............................       125,000
   8,900 Medisense, Inc.(c).......................................       281,463
  24,300 Regency Health Services(c)...............................       246,037
   8,500 Sierra Health Services, Inc.(c)..........................       269,875
                                                                     -----------
                                                                       1,715,040
                                                                     -----------
         HOME PRODUCTS--3.4%
   5,000 Aptargroup, Inc. ........................................       186,875
   6,300 Bush Boake Allen, Inc.(c)................................       172,463
  17,550 Inbrand Corp.(c).........................................       289,575
  21,150 US Can Corp.(c)..........................................       285,525
                                                                     -----------
                                                                         934,438
                                                                     -----------
         HOTELS & RESTAURANTS--0.1%
   3,000 Supertel Hospitality, Inc.(c)............................        30,000
                                                                     -----------
         HOUSING & BUILDING MATERIALS--3.6%
  20,200 Congoleum Corp...........................................       217,150
  10,500 Crossman Communities, Inc.(c)............................       196,875
  16,100 Giant Cement Holdings, Inc.(c)...........................       185,150
  12,400 Toro Co..................................................       407,650
                                                                     -----------
                                                                       1,006,825
                                                                     -----------

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(LOOMIS SAYLES SMALL CAP SERIES)

INVESTMENTS AS OF DECEMBER 31, 1995

COMMON STOCKS--(CONTINUED)

 SHARES                                                               VALUE (A)
         INSURANCE--7.1%
  10,200 Allied Group, Inc........................................   $   367,200
   5,300 Amerin Corp.(c)..........................................       141,775
  12,200 Capital Resource Corp....................................       375,150
   3,600 Meadrowbrook Insurance Group(c)..........................       120,600
  10,600 Protective Life Corp.....................................       331,250
  11,900 Reinsurance Group of America, Inc. ......................       435,837
   7,150 Triad Guaranty, Inc.(c)..................................       189,475
                                                                     -----------
                                                                       1,961,287
                                                                     -----------
         LEISURE--0.6%
   4,095 Harman International.....................................       164,312
                                                                     -----------
         MACHINERY--3.5%
   7,700 Greenfield Industries, Inc...............................       240,625
   8,700 Hardinge Bros, Inc.......................................       226,200
  14,900 Keystone International, Inc..............................       298,000
   5,400 Wolverine Tube, Inc.(c)..................................       202,500
                                                                     -----------
                                                                         967,325
                                                                     -----------
         MEDIA & ENTERTAINMENT--2.2%
   7,200 Banta Corp...............................................       316,800
   6,900 Houghton Mifflin Co......................................       296,700
                                                                     -----------
                                                                         613,500
                                                                     -----------
         METALS--3.6%
  15,200 Citation Corp.(c)........................................       182,400
   5,500 Cleveland Cliffs, Inc. ..................................       225,500
  10,300 Quanex Corp..............................................       199,563
  19,300 Republic Engineered Steels(c)............................        89,262
  33,800 UNR Industries, Inc. ....................................       291,525
                                                                     -----------
                                                                         988,250
                                                                     -----------
         MULTI-INDUSTRY--1.6%
  36,000 Griffon Corp.(c).........................................       324,000
   3,700 Insilco Corp.(c).........................................       117,937
                                                                     -----------
                                                                         441,937
                                                                     -----------
         OIL--INDEPENDENT PRODUCERS--4.2%
  18,100 Belden & Blake Corp.(c)..................................       316,750
  13,400 Cross Timbers Oil Co.....................................       236,175
  19,400 Lomak Petroleum, Inc.(c).................................       189,150
  19,100 Vintage Petroleum, Inc...................................       429,750
                                                                     -----------
                                                                       1,171,825
                                                                     -----------
         OIL--SERVICES--2.5%
   3,000 Global Industries, Inc.(c)...............................        90,000
  17,900 Pride Petroleum Services, Inc.(c)........................       190,188
  11,400 Seitel, Inc.(c)..........................................       403,275
                                                                     -----------
                                                                         683,463
                                                                     -----------
         PAPER PRODUCTS--1.1%
  15,000 Caraustar Industries, Inc................................       300,000
                                                                     -----------
         REAL-ESTATE INVESTMENT TRUSTS--6.2%
  18,700 Capstone Capital Corp.(c)................................       357,638
  17,800 Chateau Properties, Inc..................................       400,500
  12,600 HGI Realty, Inc..........................................       288,225

   SHARES                                                           VALUE (A)
     17,000 Liberty Property....................................   $   352,750
     12,700 Patriot American Hospitality(c).....................       327,025
                                                                   -----------
                                                                     1,726,138
                                                                   -----------
            RETAIL--3.4%
      7,200 Borders Group, Inc.(c)..............................       133,200
     18,050 Cato Corp. Class A(c)...............................       139,887
      1,200 Claire Speciality Stores............................        21,150
     21,800 Cole National Corp.(c)..............................       302,475
     13,000 Haverty Furniture Companies, Inc....................       180,375
      6,800 Office Max, Inc.(c).................................       152,150
                                                                   -----------
                                                                       929,237
                                                                   -----------
            TELECOMMUNICATIONS--0.3%
      6,800 Davel Communications Group(c).......................        91,800
                                                                   -----------
            TEXTILE & APPAREL--1.2%
      7,900 Jones Apparel Group(c)..............................       311,063
                                                                   -----------
            Total Common Stocks
             (Identified Cost $20,587,015)......................    22,827,397
                                                                   -----------

SHORT-TERM INVESTMENTS--18.4%

    FACE
   AMOUNT                                                           VALUE (A)
            COMMERICAL PAPER--18.4%
 $1,311,233 Associates Corp. NA, 5.954%,
             1/02/96............................................     1,311,233
  1,300,000 Chevron Oil Finance Co., 5.754%, 1/02/96............     1,300,000
  1,300,000 Exxon Asset Management, 5.553%, 1/02/96.............     1,300,000
  1,200,000 General Electric Capital Corp., 5.553%, 1/02/96.....     1,200,000
                                                                   -----------
            Total Short-Term Investments
             (Identified Cost $5,111,233).......................     5,111,233
                                                                   -----------
            Total Investments--100.7%
             (Identified Cost $25,698,248)(b)...................    27,938,630
            Cash and Receivables................................       673,358
            Liabilities.........................................      (870,842)
                                                                   -----------
            TOTAL NET ASSETS--100%..............................   $27,741,146
                                                                   ===========
(a) See Note 1A.
(b) Federal Tax Information:
  At December 31,1995 the net unrealized appreciation on investments based on cost of $25,700,577 for federal income tax purposes was as follows:
            Aggregate gross unrealized appreciation for all
             investments in which there is an excess of value
             over tax cost......................................   $ 2,764,087
            Aggregate gross unrealized depreciation for all
             investments in which there is an excess of tax cost
             over value.........................................      (526,034)
                                                                   -----------
            Net unrealized appreciation.........................   $ 2,238,053
                                                                   ===========

(c) Non-income producing security.

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(LOOMIS SAYLES SMALL CAP SERIES)

STATEMENT OF ASSETS & LIABILITIES         STATEMENT OF OPERATIONS
DECEMBER 31, 1995                         YEAR ENDED DECEMBER 31, 1995

ASSETS
 Investments at value.....................................           $27,938,630
 Receivable for:
 Fund shares sold.........................................                79,549
 Securities sold..........................................               534,881
 Dividends and interest...................................                41,863
 Due from advisor.........................................                17,065
                                                                     -----------
                                                                      28,611,988
LIABILITIES
 Payable for:
 Securities purchased.....................................  $815,769
 Fund shares redeemed.....................................     4,675
 Accrued expenses:
 Management fees..........................................    12,082
 Other expenses...........................................    38,316
                                                            --------
                                                                         870,842
                                                                     -----------
                                                                     $27,741,146
                                                                     ===========
NET ASSETS
 Net Assets consist of:
 Capital paid in..........................................           $25,080,746
 Undistributed net investment income......................                14,855
 Accumulated net realized gains...........................               405,163
 Unrealized appreciation on investments...................             2,240,382
                                                                     -----------
NET ASSETS................................................           $27,741,146
                                                                     ===========
Computation of offering price:
Net asset value and redemption price per share
 ($27,741,146 divided by 233,502 shares of beneficial
 interest)................................................           $    118.80
                                                                     ===========
Identified cost of investments............................           $25,698,248
                                                                     ===========

INVESTMENT INCOME
 Dividends................................................            $  155,166
 Interest.................................................               178,490
                                                                      ----------
                                                                         333,656
EXPENSES
 Management fees..........................................  $147,104
 Trustees' fees and expenses..............................    15,050
 Custodian................................................    84,932
 Audit and tax services...................................    11,400
 Legal....................................................    11,958
 Printing.................................................     8,923
 Registration.............................................         7
 Miscellaneous............................................     3,577
                                                            --------
  Total expenses..........................................   282,951
  Less expenses assumed by the investment adviser.........  (135,845)    147,106
                                                            --------  ----------
NET INVESTMENT INCOME.....................................               186,550
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Realized gain on investments--net........................             1,462,220
 Unrealized appreciation on investments--net..............             2,281,753
                                                                      ----------
Net gain on investment transactions.......................             3,743,973
                                                                      ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS................            $3,930,523
                                                                      ==========

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(LOOMIS SAYLES SMALL CAP SERIES)

STATEMENT OF CHANGES IN NET ASSETS

                                                 FOR THE PERIOD
                                                 MAY 1, 1994 (A)
                                                     THROUGH        YEAR ENDED
                                                  DECEMBER 31,     DECEMBER 31,
                                                      1994             1995
                                                 ---------------   ------------
FROM OPERATIONS
 Net investment income.........................    $    4,483      $   186,550
 Net realized gain on investments..............           455        1,462,220
 Unrealized appreciation (depreciation) on in-
  vestments....................................       (41,371)       2,281,753
                                                   ----------      -----------
 INCREASE (DECREASE) IN NET ASSETS FROM OPERA-
  TIONS........................................       (36,433)       3,930,523
                                                   ----------      -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income.........................        (4,709)        (171,695)
 Net realized gain on investments..............             0       (1,055,203)
                                                   ----------      -----------
                                                       (4,709)      (1,226,898)
                                                   ----------      -----------
FROM CAPITAL SHARES TRANSACTIONS
 Proceeds from sale of shares..................     5,264,621       25,462,402
 Net asset value of shares issued in connection
  with the reinvestment of:
 Distributions from net investment income......         4,709          171,695
 Distributions from net realized gain..........             0        1,055,203
                                                   ----------      -----------
                                                    5,269,330       26,689,300
 Cost of shares redeemed.......................    (2,123,311)      (4,756,656)
                                                   ----------      -----------
 INCREASE IN NET ASSETS DERIVED FROM CAPITAL
  SHARE TRANSACTIONS...........................     3,146,019       21,932,644
                                                   ----------      -----------
 TOTAL INCREASE IN NET ASSETS..................     3,104,877       24,636,269
NET ASSETS
 Beginning of the year.........................             0        3,104,877
                                                   ----------      -----------
 End of the year...............................    $3,104,877      $27,741,146
                                                   ==========      ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 Beginning of the year.........................    $        0      $         0
                                                   ==========      ===========
 End of the year...............................    $        0      $    14,855
                                                   ==========      ===========
NUMBER OF SHARES OF THE FUND:
 Issued from the sale of shares................        95,218          234,111
 Issued in connection with the reinvestment of:
 Distributions from net investment income......            49            1,477
 Distributions from net realized gain..........             0            9,076
                                                   ----------      -----------
                                                       95,267          244,664
 Redeemed......................................       (63,128)         (43,301)
                                                   ----------      -----------
 Net change....................................        32,139          201,363
                                                   ==========      ===========
(a) Commencement of Operations

FINANCIAL HIGHLIGHTS

                                                  MAY 2, 1994*
                                                     THROUGH        YEAR ENDED
                                                  DECEMBER 31,     DECEMBER 31,
                                                      1994             1995
                                                 ---------------   ------------
Net Asset Value, Beginning of Year.............    $   100.00      $     96.61
                                                   ----------      -----------
Income From Investment Operations
 Net Investment Income.........................          0.14             0.85
 Net Realized and Unrealized Gain (Loss) on In-
  vestments....................................         (3.38)           26.93
                                                   ----------      -----------
 Total From Investment Operations..............         (3.24)           27.78
                                                   ----------      -----------
Less Distributions
 Distributions From Net Investment Income......         (0.15)           (0.78)
 Distributions From Net Realized Capital Gains.          0.00            (4.81)
                                                   ----------      -----------
 Total Distributions...........................         (0.15)           (5.59)
                                                   ----------      -----------
Net Asset Value, End of Year...................    $    96.61      $    118.80
                                                   ==========      ===========
TOTAL RETURN (%)...............................         (3.23)***        28.88
Ratio of Operating Expenses to Average Net As-
 sets (%)......................................          1.00**            .99
Ratio of Net Investment Income to Average Net
 Assets (%)....................................          0.32**           1.26
Portfolio Turnover Rate (%)....................            80**             98
Net Assets, End of Year (000)..................    $    3,105      $    27,741
The ratios of expenses to average net assets
 without giving effect to the voluntary expense
 limitations described in Note 4 to the Finan-
 cial Statements would have been (%)...........          2.31**           1.91

  * Commencement of operations.
 ** Computed on an annualized basis.
*** Not computed on an annualized basis.

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(DRAYCOTT INTERNATIONAL EQUITY SERIES)

INVESTMENTS AS OF DECEMBER 31, 1995

COMMON STOCKS--92.4% OF TOTAL NET ASSETS

 SHARES                                                               VALUE (A)
         AUSTRALIA--4.4%
   6,300 Advance Bank Australia...................................   $    50,479
   4,200 Amcor Ltd. ..............................................        29,657
   4,900 Broken Hill Property.....................................        69,199
  19,400 CSR Ltd. ................................................        63,157
  19,750 Fairfax (John)...........................................        41,103
   3,800 Lend Lease Corp. ........................................        55,077
   8,900 Mayne Nickless Ltd. .....................................        39,690
   5,800 National Australia Bank..................................        52,163
  15,100 News Corporation.........................................        80,584
  19,200 North Ltd. ..............................................        53,516
  40,800 Normandy Mining Ltd. ....................................        59,135
  15,000 QNI Limited..............................................        31,663
  11,300 WMC Limited..............................................        72,567
   6,700 Woolworths Ltd. .........................................        16,135
                                                                     -----------
                                                                         714,125
                                                                     -----------
         FINLAND--1.8%
   2,800 Cultor OY................................................       115,878
   1,900 Kymmene Corporation......................................        50,237
   3,500 Nokia (AB) OY............................................       135,191
                                                                     -----------
                                                                         301,306
                                                                     -----------
         GERMANY--6.0%
   1,600 Adidas...................................................        84,657
     100 Boss (Hugo) AG...........................................        83,025
     710 Mannesmann AG............................................       226,042
     530 Hoechst AG...............................................       143,723
     280 Siemens AG...............................................       153,224
   1,530 SGL Carbon...............................................       118,390
   3,810 Veba Ag. ................................................       161,749
                                                                     -----------
                                                                         970,810
                                                                     -----------
         GREAT BRITAIN--25.4%
 104,500 ASDA Group...............................................       180,144
  23,200 BAT Industries...........................................       204,293
   4,750 Barclays.................................................        54,442
  14,100 Bass.....................................................       157,336
  15,150 British Aerospace........................................       187,243
  14,150 British Airways..........................................       102,406
  25,650 British Telecommunication................................       140,619
  15,700 British Sky Broadcast....................................        99,116
  40,600 Burton Group.............................................        84,807
  47,450 Caradon PLC..............................................       144,067
  11,250 Commercial Union.........................................       109,722
  24,850 Compass Group............................................       189,105
  22,000 Courtaulds...............................................       138,888
  24,800 General Electric.........................................       136,344
  17,150 Glaxo Welcome............................................       243,706
  77,600 Ladbroke Group...........................................       176,555
  36,990 LLoyds TSB Group.........................................       190,436
  12,800 Pearson..................................................       123,945
  35,100 Pillar Properties Inv. ..................................        77,406

 SHARES                                                               VALUE (A)
  13,150 Prudential Corporation...................................   $    84,651
  14,400 Reed International.......................................       219,500
   9,715 Shell Transportation & Trading...........................       128,472
  15,800 Smithkline Beecham.......................................       174,220
  33,650 Telewest Communications..................................        81,003
  21,500 Ti Group.................................................       153,094
   6,265 Thorn EmI................................................       147,552
  28,950 Tomkins..................................................       126,564
  17,450 United News & Media PLC..................................       150,255
  26,100 Williams Holdings........................................       132,750
                                                                     -----------
                                                                       4,138,641
                                                                     -----------
         ITALY--4.8%
  54,750 BCA Fideuram SPA.........................................        63,261
  14,200 Burgo (Cartiere) SA......................................        70,860
  92,200 Credito Italiano.........................................       107,403
   7,900 Edison...................................................        34,025
  26,900 Eni SPA..................................................        94,007
 155,750 Olivetti and C SPA.......................................       124,845
  18,400 RAS......................................................       112,905
  24,350 Saipem...................................................        56,117
  75,760 Telecom Italia Mob.......................................        79,666
  15,760 Unicem (Union Cem).......................................        39,992
                                                                     -----------
                                                                         783,081
                                                                     -----------
         JAPAN--33.3%
   9,000 Asahi Glass Co. .........................................       100,242
  19,000 Asahi Bank...............................................       239,225
   6,000 Bank of Tokyo............................................       105,182
   7,000 Canon Inc. ..............................................       126,780
   9,000 Dai Nippon Printing......................................       152,542
   4,000 Daiwa Securities.........................................        61,211
      13 East Japan Railway.......................................        63,206
  12,000 Fuji Bank................................................       264,988
   2,000 Hitachi..................................................        20,145
   7,000 Honda Motor Co. .........................................       144,407
   7,000 Isetan Co. ..............................................       115,254
  28,000 Ishikawajima Har.........................................       117,966
   7,000 Kirin Brewery Co. .......................................        82,712
  12,000 Matsushita Electronic Industries.........................       195,254
  11,000 Mitsubishi Bank..........................................       258,886
  11,000 Mitsubishi Corp. ........................................       135,303
  16,000 Mitsubishi Chemical......................................        77,792
  11,000 Mitsubishi Heavy Industrial..............................        87,680
   9,000 Mitsui + Co. ............................................        78,973
  19,000 MItsukoshi...............................................       178,499
  11,000 Mitsui Fudosan Co. ......................................       135,303
   6,000 Nippondenso Co. .........................................       112,155
  39,000 Nippon Steel Corp. ......................................       133,714
   6,000 Nomura Securities........................................       130,751
  19,000 Odakyu Electric Railway..................................       129,734
   9,000 Okumura Corporation......................................        81,937

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(DRAYCOTT INTERNATIONAL EQUITY SERIES)

INVESTMENTS AS OF DECEMBER 31, 1995

COMMON STOCKS--(CONTINUED)                SHORT-TERM INVESTMENTS--5.3%

 SHARES                                                               VALUE (A)
          JAPAN--(CONTINUED)
   9,000  Onward Kkashiyama......................................    $   146,441
   9,000  Ricom Company..........................................         98,499
   9,000  Sakura Bank............................................        114,189
  11,000  Sanwa Bank.............................................        223,729
   5,000  Sony Corp..............................................        299,758
  12,000  Sumitomo Bank..........................................        254,528
   1,000  Sumitomo Marine & Fire.................................          8,213
  15,000  Sumitomo Realty & Development..........................        106,053
  12,000  Sumitomo Rubber........................................        100,184
   7,000  Takashimaya Co. .......................................        111,864
  15,000  Tokai Bank.............................................        209,200
   4,000  Toto...................................................         55,787
  11,000  Yakult Honsha Co. .....................................        150,218
  10,000  Yamanouchi Pharmaceutical..............................        215,012
                                                                     -----------
                                                                       5,423,516
                                                                     -----------
          NETHERLAND--4.8%
   1,900  Akzo Nobel NV..........................................        219,755
   3,500  Fortis Amev NV.........................................        234,468
   1,100  Nutricia Ver Berdj.....................................         88,976
   2,600  N V Koninklijke Sphinx Gus.............................         50,227
   5,300  Philips Electronic.....................................        191,562
                                                                     -----------
                                                                         784,988
                                                                     -----------
          NORWAY--1.5%
   1,880  Kvaerner AS............................................         66,485
   3,300  Norske Skogsindust.....................................         91,173
   6,000  Schibsted A/S..........................................         81,464
                                                                     -----------
                                                                         239,122
                                                                     -----------
          SPAIN--5.2%
   1,755  Acerinox SA............................................        177,526
   3,400  BCO Santander SA.......................................        170,700
   1,550  Gas Natural Sdg SA.....................................        241,509
  35,500  Sevillana de Elec......................................        275,688
                                                                     -----------
                                                                         865,423
                                                                     -----------
          SWITZERLAND--5.2%
     263  Alusuisse Lonza HD.....................................        208,394
      36  Roche Holdings AG......................................        284,785
     100  Sandoz AG..............................................         91,547
     904  Zurich Versicherun.....................................        270,377
                                                                     -----------
                                                                         855,103
                                                                     -----------
          Total Common Stocks
           (Identified Cost $14,217,725).........................     15,076,115
                                                                     -----------

   FACE
  AMOUNT                                                            VALUE (A)
 $865,000 Repurchase agreement with State Street Bank & Trust
           Company dated 12/29/95 at 5.000% to be repurchased at
           $865,480 on 1/2/96 collateralized by $865,000
           U.S.Treasury Notes 8.00%, due 8/15/99 with a value of
           $1,009,891...........................................   $   865,000
                                                                   -----------
          Total Short-Term Investments
           (Identified Cost $865,000)...........................       865,000
                                                                   -----------
          Total Investments--97.7%
           (Identified Cost $15,082,725)........................    15,941,115
          Cash and Receivables(c)...............................       418,547
          Liabilities...........................................       (92,155)
                                                                   -----------
          TOTAL NET ASSETS--100%................................   $16,267,507
                                                                   ===========
(a) See Note 1a.
(b) Federal Tax Information:
  At December 31, 1995 the net unrealized appreciation on investments based on cost of $15,104,781 for federal income tax purposes was as follows:
          Aggregate gross unrealized appreciation for all
           investments in which there is an excess of value over
           tax cost.............................................   $ 1,138,334
          Aggregate gross unrealized depreciation for all
           investments in which there is an excess of tax cost
           over value...........................................      (302,000)
                                                                   -----------
          Net unrealized appreciation...........................   $   836,334
                                                                   ===========

  As of December 1995, the Series had a net tax basis capital loss carryforward as follows:
    Expiring December 31, 2002 $323
    Expiring December 31, 2003 $50,456
(c) Including deposits in foreign denominated currencies with a value of $252,491 and a cost of $253,850.

TEN LARGEST INDUSTRY HOLDINGS AT DECEMBER 31, 1995

Banking.................................................................... 14.6
Consumer Basics............................................................ 12.6
Basic Industries........................................................... 10.7
Miscellaneous Industries...................................................  6.7
Consumer Non-Durables......................................................  6.7
Capital Goods..............................................................  6.3
Finance....................................................................  6.3
Consumer Durables..........................................................  6.1
Utilities..................................................................  5.8
Communications.............................................................  4.4

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(DRAYCOTT INTERNATIONAL EQUITY SERIES)

STATEMENT OF ASSETS & LIABILITIES         STATEMENT OF OPERATIONS
DECEMBER 31, 1995                         YEAR ENDED DECEMBER 31, 1995

ASSETS
 Investments at value.....................................          $15,941,115
 Cash.....................................................                  567
 Foreign cash at value....................................              252,491
 Receivable for:
 Fund shares sold.........................................               88,653
 Dividends and interest...................................               19,415
 Foreign taxes............................................               13,223
 Due from advisor.........................................               36,493
 Unamortized organization expense.........................                7,705
                                                                    -----------
                                                                     16,359,662
LIABILITIES
 Payable for:
 Securities purchased.....................................  $29,374
 Fund shares redeemed.....................................       80
 Withholding Taxes........................................    2,656
 Accrued expenses:
 Management fees..........................................    5,181
 Other expenses...........................................   54,864
                                                            -------
                                                                         92,155
                                                                    -----------
                                                                    $16,267,507
                                                                    ===========
NET ASSETS
 Net Assets consist of:
 Capital paid in..........................................          $15,581,805
 Distributions in excess of net investment income.........               (6,800)
 Accumulated net realized losses..........................             (164,529)
 Unrealized appreciation on investments, forward contracts
  and foreign currency....................................              857,031
                                                                    -----------
NET ASSETS................................................          $16,267,507
                                                                    ===========
Computation of offering price:
Net asset value and redemption price per share
 ($16,267,507 divided by 1,516,717 shares of beneficial
 interest)................................................          $     10.73
                                                                    ===========
Identified cost of investments............................          $15,082,725
                                                                    ===========

INVESTMENT INCOME
 Dividends..............................................             $174,150(a)
 Interest...............................................               72,866
                                                                     --------
                                                                      247,016
EXPENSES
 Management fees........................................  $  85,666
 Trustees' fees and expenses............................     15,050
 Custodian..............................................    147,730
 Audit and tax services.................................     28,000
 Legal..................................................     10,821
 Printing...............................................      4,651
 Registration...........................................          7
 Insurance..............................................         98
 Amortization of organization expenses..................      2,347
 Miscellaneous..........................................      3,165
                                                          ---------
  Total expenses........................................    297,535
  Less expenses assumed by the investment adviser.......   (173,796)  123,739
                                                          ---------  --------
NET INVESTMENT INCOME...................................              123,277
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
 CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
 Realized gain (loss) on:
 Investments--net.......................................   (205,658)
 Foreign currency transactions--net.....................     80,389
                                                          ---------
  Total realized loss on investments and foreign
   currency transactions................................   (125,269)
                                                          ---------
 Unrealized appreciation on:
 Investments--net.......................................    543,413
 Foreign currency transactions--net.....................    255,106
                                                          ---------
  Total unrealized appreciation on investments and
   foreign currency transactions........................    798,519
                                                          ---------
Net gain on investment transactions.....................              673,250
                                                                     --------
NET INCREASE IN NET ASSETS FROM OPERATIONS..............             $796,527
                                                                     ========

(a)Net of foreign taxes of: $26,441

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(DRAYCOTT INTERNATIONAL EQUITY SERIES)

STATEMENT OF CHANGES IN NET ASSETS


                                                 FOR THE PERIOD
                                              OCTOBER 31, 1994 (A)
                                                    THROUGH         YEAR ENDED
                                                  DECEMBER 31,     DECEMBER 31,
                                                      1994             1995
                                              -------------------- ------------
FROM OPERATIONS
 Net investment income......................      $     7,643      $   123,277
 Net realized loss on investments and for-
  eign currency transactions................           (2,176)        (125,269)
 Unrealized appreciation on investments, and
  foreign currency transactions.............           58,511          798,519
                                                  -----------      -----------
 INCREASE IN NET ASSETS FROM OPERATIONS.....           63,978          796,527
                                                  -----------      -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income......................           (5,791)        (123,277)
 In excess of net investment income.........                0          (48,516)
 Paid in capital............................           (2,628)               0
                                                  -----------      -----------
                                                       (8,419)        (171,793)
                                                  -----------      -----------
FROM CAPITAL SHARES TRANSACTIONS
 Proceeds from sale of shares...............        3,566,918       16,189,698
 Net asset value of shares issued in connec-
  tion with the reinvestment of:
 Distributions from net investment income...            5,791          171,793
 Distributions from paid in capital.........            2,628                0
                                                  -----------      -----------
                                                    3,575,337       16,361,491
 Cost of shares redeemed....................       (1,641,679)      (3,707,935)
                                                  -----------      -----------
 INCREASE IN NET ASSETS DERIVED FROM CAPITAL
  SHARE TRANSACTIONS........................        1,933,658       12,653,556
                                                  -----------      -----------
 TOTAL INCREASE IN NET ASSETS...............        1,989,217       13,278,290
NET ASSETS
 Beginning of the year......................        1,000,000        2,989,217
                                                  -----------      -----------
 End of the year............................      $ 2,989,217      $16,267,507
                                                  ===========      ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 Beginning of the year......................      $         0      $         0
                                                  ===========      ===========
 End of the year............................      $         0      $    (6,800)
                                                  ===========      ===========
NUMBER OF SHARES OF THE FUND:
 Issued from the sale of shares.............          355,009        1,564,292
 Issued in connection with the reinvestment
  of:
 Distributions from net investment income...              571           16,055
 Distributions from paid in capital.........              257                0
                                                  -----------      -----------
                                                      355,837        1,580,347
 Redeemed...................................         (163,731)        (355,736)
                                                  -----------      -----------
 Net change.................................          192,106        1,224,611
                                                  ===========      ===========
(a) Commencement of Operations

FINANCIAL HIGHLIGHTS

                                               OCTOBER 31, 1994*
                                                    THROUGH         YEAR ENDED
                                                  DECEMBER 31,     DECEMBER 31,
                                                      1994             1995
                                              -------------------- ------------
Net Asset Value, Beginning of Year..........      $     10.00      $     10.23
                                                  -----------      -----------
Income From Investment Operations
 Net Investment Income......................             0.03             0.09
 Net Realized and Unrealized Gain (Loss) on
  Investments...............................             0.23             0.53
                                                  -----------      -----------
 Total From Investment Operations...........             0.26             0.62
                                                  -----------      -----------
Less Distributions
 Distributions From Net Investment Income...            (0.02)           (0.09)
 Distributions in Excess of Net Investment
  Income....................................             0.00            (0.03)
 Distributions From Paid-in Capital.........            (0.01)            0.00
                                                  -----------      -----------
 Total Distributions........................            (0.03)           (0.12)
                                                  -----------      -----------
Net Asset Value, End of Year................      $     10.23      $     10.73
                                                  ===========      ===========
TOTAL RETURN (%)............................             2.60***          6.03
Ratio of Operating Expenses to Average Net
 Assets (%).................................             1.30**           1.30
Ratio of Net Investment Income to Average
 Net Assets (%).............................             2.56**           1.29
Portfolio Turnover Rate (%).................                4**             89
Net Assets, End of Year (000)...............      $     2,989      $    16,268
The ratios of expenses to average net assets
 without giving effect to the voluntary
 expense limitations described in Note 4 to
 the Financial Statements would have been
 (%)........................................             5.38**           3.12

  * Commencement of operations.
 ** Computed on an annualized basis.
*** Not computed on an annualized basis.

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(ALGER EQUITY GROWTH SERIES)

INVESTMENTS AS OF DECEMBER 31, 1995

COMMON STOCKS--87.9% OF TOTAL NET ASSETS

 SHARES                                                               VALUE (A)
        AIRLINES--0.8%
  5,000 Delta Air Lines, Inc. ....................................   $   369,375
                                                                     -----------
        APPAREL--0.9%
 10,000 Tommy Hilfiger Corp. .....................................       423,750
                                                                     -----------
        BIO TECHNOLOGY--2.7%
 31,000 Biochem Pharmacy, Inc. ...................................     1,243,875
                                                                     -----------
        BUILDING & CONSTRUCTION--1.7%
 22,500 Clayton Homes, Inc. ......................................       480,938
  9,200 Pulte Corp. ..............................................       309,350
                                                                     -----------
                                                                         790,288
                                                                     -----------
        CASINOS & RESORTS--0.2%
  2,800 Mirage Resorts, Inc. .....................................        96,600
                                                                     -----------
        COMMUNICATIONS--5.5%
 13,500 DSC Communications Corp.(c)...............................       497,813
 10,000 Glenayre Technologies, Inc. ..............................       622,500
  5,400 Tellabs, Inc.(c)..........................................       199,800
  8,000 US Robotics, Inc. ........................................       702,000
 11,000 Viacom Inc.--Class B(c)...................................       521,125
                                                                     -----------
                                                                       2,543,238
                                                                     -----------
        COMPUTER RELATED & BUSINESS
        EQUIPMENT--18.1%
 26,750 Bay Networks, Inc. .......................................     1,100,094
 11,500 Cisco Systems, Inc. ......................................       858,187
  9,000 Compaq Computer Corp.(c)..................................       432,000
 23,350 Dell Computer Corp. ......................................       808,494
 22,900 Digital Equipment Corp.(c)................................     1,468,462
 19,801 First Data Corp. .........................................     1,324,192
 17,400 Seagate Technology........................................       826,500
 12,600 Summit Technology, Inc. ..................................       425,250
 24,900 3Com Corp.(c).............................................     1,160,962
                                                                     -----------
                                                                       8,404,141
                                                                     -----------
        COMPUTER SOFTWARE--1.0%
  5,000 Broderbund Software, Inc. ................................       303,750
  6,000 Informix Corporation......................................       180,000
                                                                     -----------
                                                                         483,750
                                                                     -----------
        COMPUTER TECHNOLOGY--1.9%
  3,550 Adaptec, Inc. ............................................       145,550
 10,000 America Online, Inc. .....................................       375,000
 10,000 General Datacomm Industries, Inc. ........................       171,250
  6,500 Silicon Graphics, Inc. ...................................       178,750
                                                                     -----------
                                                                         870,550
                                                                     -----------
        DEFENSE--3.6%
  3,000 Lockheed Martin Corp. ....................................       237,000
 14,400 Loral Corp. ..............................................       509,400
 10,200 McDonnell Douglas Corp. ..................................       938,400
                                                                     -----------
                                                                       1,684,800
                                                                     -----------

 SHARES                                                               VALUE (A)
        FINANCE--2.8%
  6,900 American International Group, Inc. .......................   $   638,250
 10,600 Travelers Group, Inc. ....................................       666,475
                                                                     -----------
                                                                       1,304,725
                                                                     -----------
        FINANCIAL SERVICES--0.7%
  4,500 Lehman Brothers Holdings, Inc. ...........................        95,625
  4,000 Merrill Lynch & Co., Inc. ................................       204,000
                                                                     -----------
                                                                         299,625
                                                                     -----------
        HEALTH CARE--11.8%
  8,400 Apria Health Care Group, Inc. ............................       237,300
  6,000 Boston Scientific Corp. ..................................       294,000
 20,000 Cardinal Health, Inc. ....................................     1,095,000
 16,400 Columbia/HCA Healthcare Corp. ............................       832,300
 12,000 Genzyme Corp. ............................................       748,500
  3,450 Health Management Assoc., Inc. ...........................        90,131
 16,500 Merck & Co., Inc. ........................................     1,084,875
  4,300 Nellcor Puritan Bennett, Inc. ............................       249,400
 20,000 Occusystems, Inc. ........................................       400,000
  7,000 United Healthcare Corp. ..................................       458,500
                                                                     -----------
                                                                       5,490,006
                                                                     -----------
        HEALTH CARE--ADMINISTRATIVE
        SERVICES--3.0%
 33,400 Healthsource, Inc. .......................................     1,202,400
 10,000 Liposome, Inc. ...........................................       200,000
                                                                     -----------
                                                                       1,402,400
                                                                     -----------
        HEALTH MAINTENANCE SERVICES--2.5%
 15,500 Oxford Health Plans, Inc. ................................     1,145,062
                                                                     -----------
        MEDICAL SERVICES--0.6%
  5,200 Medtronic, Inc. ..........................................       290,550
                                                                     -----------
        MISCELLANEOUS--2.6%
 27,000 Service Corp. International...............................     1,188,000
                                                                     -----------
        PHARMECUTICALS--3.7%
 16,200 Eli Lilly & Company.......................................       911,250
 14,700 Smithkline Beecham PLC....................................       815,850
                                                                     -----------
                                                                       1,727,100
                                                                     -----------
        RESTAURANTS & LODGING--5.9%
 14,400 Boston Chicken, Inc. .....................................       462,600
  7,150 Cracker Barrel Old Country Store..........................       123,338
 20,000 La Quinta Inns, Inc. .....................................       547,500
 35,800 Lone Star Steakhouse Saloon...............................     1,373,825
  6,000 Outback Steakhouse, Inc. .................................       215,250
                                                                     -----------
                                                                       2,722,513
                                                                     -----------
        RETAILING--6.6%
  9,800 Cintas Corp. .............................................       436,100
 10,000 CompUSA, Inc. ............................................       311,250
 56,000 Officemax, Inc. ..........................................     1,253,000

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(ALGER EQUITY GROWTH SERIES)

INVESTMENTS AS OF DECEMBER 31, 1995

COMMON STOCKS--(CONTINUED)                SHORT-TERM INVESTMENTS--16.2%

 SHARES                                                               VALUE (A)
        RETAILING--(CONTINUED)
 20,000 The Gap, Inc..............................................   $   840,000
  5,000 Viking Office Products, Inc...............................       232,500
                                                                     -----------
                                                                       3,072,850
                                                                     -----------
        SEMI-CONDUCTORS--11.3%
 27,000 Altera Corp...............................................     1,343,250
 17,800 Intel Corp. ..............................................     1,010,150
 10,000 LSI Logic Corp............................................       327,500
 15,000 Linear Technology Corporation.............................       588,750
 32,600 Maxim Integrated Products, Inc............................     1,255,100
 23,300 Xilinx, Inc...............................................       710,650
                                                                     -----------
                                                                       5,235,400
                                                                     -----------
        Total Common Stocks
         (Identified Cost $36,287,708)............................    40,788,598
                                                                     -----------

    FACE
   AMOUNT                                 VALUE (A)
 $7,504,356 Seven Seas U.S. Government
             Money Market Fund........   $ 7,504,356
                                         -----------
            Total Short-Term
             Investment
             (Identified Cost
             $7,504,356)................   7,504,356
                                         -----------
            Total Investments--104.1%
             (Identified cost
             $43,792,064)(b)............  48,292,954
            Receivables...............       266,770
            Liabilities...............    (2,173,322)
                                         -----------
            TOTAL NET ASSETS--100%...... $46,386,402
                                         ===========
(a) See Note 1A.
(b) Federal Tax Information:
  At December 31, 1995 the net unrealized appreciation on investments based on cost of $43,809,703 for federal income tax purposes was as follows:
            Aggregate gross unrealized
             appreciation for all
             investments in which
             there is an excess of
             value over tax cost......   $ 5,430,730
            Aggregate gross unrealized
             depreciation for all
             investments in which
             there is an excess of tax
             cost over value..........      (947,479)
                                         -----------
            Net unrealized
             appreciation.............   $ 4,483,251
                                         ===========

(c) Non-income producing security.

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(ALGER EQUITY GROWTH SERIES)

STATEMENT OF ASSETS & LIABILITIES         STATEMENT OF OPERATIONS
DECEMBER 31, 1995                         YEAR ENDED DECEMBER 31, 1995

ASSETS
 Investments at value..................................             $48,292,954
 Receivable for:
 Fund shares sold......................................                 215,212
 Dividends and interest................................                  43,853
 Unamortized organization expense......................                   7,705
                                                                    -----------
                                                                     48,559,724
LIABILITIES
 Payable for:
 Securities purchased..................................  $2,110,953
 Fund shares redeemed..................................       1,877
 Accrued expenses:
 Management fees.......................................      21,027
 Other expenses........................................      39,465
                                                         ----------
                                                                      2,173,322
                                                                    -----------
                                                                    $46,386,402
                                                                    ===========
NET ASSETS
 Net Assets consist of:
 Capital paid in.......................................             $42,729,581
 Undistributed net investment income...................                   1,354
 Accumulated net realized losses.......................                (845,423)
 Unrealized appreciation on investments................               4,500,890
                                                                    -----------
NET ASSETS.............................................             $46,386,402
                                                                    ===========
Computation of offering price:
Net asset value and redemption price per share
 ($46,386,402 divided by 3,362,196 shares of beneficial
 interest).............................................             $     13.80
                                                                    ===========
Identified cost of investments.........................             $43,792,064
                                                                    ===========

INVESTMENT INCOME
 Dividends.............................................            $   81,944(a)
 Interest..............................................               124,430
                                                                   ----------
                                                                      206,374
EXPENSES
 Management fees.......................................  $144,943
 Trustees' fees and expenses...........................    15,049
 Custodian.............................................    52,793
 Audit and tax services................................    19,800
 Legal.................................................    10,821
 Printing..............................................     4,920
 Registration..........................................         7
 Amortization of organization expenses.................     2,347
 Miscellaneous.........................................     2,575
                                                         --------
  Total expenses.......................................   253,255
  Less expenses assumed by the investment adviser......   (77,254)    176,001
                                                         --------  ----------
NET INVESTMENT INCOME..................................                30,373
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Realized gain on investments--net.....................               448,499
 Unrealized appreciation on investments--net...........             4,579,507
                                                                   ----------
Net gain on investment transactions....................             5,028,006
                                                                   ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS.............            $5,058,379
                                                                   ==========

(a) Net of foreign taxes of: $319

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(ALGER EQUITY GROWTH SERIES)

STATEMENT OF CHANGES IN NET ASSETS

                                                 FOR THE PERIOD
                                               OCTOBER 31, 1994(A)
                                                     THROUGH        YEAR ENDED
                                                  DECEMBER 31,     DECEMBER 31,
                                                      1994             1995
                                               ------------------- ------------
FROM OPERATIONS
 Net investment income.......................      $    3,467      $    30,373
 Net realized gain (loss) on investments.....          (7,937)         448,499
 Unrealized appreciation (depreciation) on
  investments................................         (78,617)       4,579,507
                                                   ----------      -----------
 INCREASE (DECREASE) IN NET ASSETS FROM OPER-
  ATIONS.....................................         (83,087)       5,058,379
                                                   ----------      -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income.......................          (3,466)         (30,373)
 In excess of net investment income..........            (534)            (993)
 Net realized gain on investments............               0       (1,285,986)
                                                   ----------      -----------
                                                       (4,000)      (1,317,352)
                                                   ----------      -----------
FROM CAPITAL SHARES TRANSACTIONS
 Proceeds from sale of shares................       1,872,491       47,127,562
 Net asset value of shares issued in connec-
  tion with the reinvestment of:
 Distributions from net investment income....           4,000           31,366
 Distributions from net realized gain........               0        1,285,986
                                                   ----------      -----------
                                                    1,876,491       48,444,914
 Cost of shares redeemed.....................      (1,872,491)      (7,716,452)
                                                   ----------      -----------
 INCREASE IN NET ASSETS DERIVED FROM CAPITAL
  SHARE TRANSACTIONS.........................           4,000       40,728,462
                                                   ----------      -----------
 TOTAL INCREASE (DECREASE) IN NET ASSETS.....         (83,087)      44,469,489
NET ASSETS
 Beginning of the year.......................       2,000,000        1,916,913
                                                   ----------      -----------
 End of the year.............................      $1,916,913      $46,386,402
                                                   ==========      ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 Beginning of the year.......................      $        0      $         0
                                                   ==========      ===========
 End of the year.............................      $        0      $     1,354
                                                   ==========      ===========
NUMBER OF SHARES OF THE FUND:
 Issued from the sale of shares..............         220,620        3,648,304
 Issued in connection with the reinvestment
  of:
 Distributions from net investment income....             421            2,303
 Distributions from net realized gain........               0           94,419
                                                   ----------      -----------
                                                      221,041        3,745,026
 Redeemed....................................        (220,620)        (583,251)
                                                   ----------      -----------
 Net change..................................             421        3,161,775
                                                   ==========      ===========
(a) Commencement of Operations

FINANCIAL HIGHLIGHTS

                                                OCTOBER 31, 1994*
                                                     THROUGH        YEAR ENDED
                                                  DECEMBER 31,     DECEMBER 31,
                                                      1994             1995
                                               ------------------- ------------
Net Asset Value, Beginning of Year...........      $    10.00      $      9.56
                                                   ----------      -----------
Income From Investment Operations
 Net Investment Income.......................            0.02             0.01
 Net Realized and Unrealized Gain (Loss) on
  Investments................................           (0.44)            4.65
                                                   ----------      -----------
 Total From Investment Operations............           (0.42)            4.66
                                                   ----------      -----------
Less Distributions
 Distributions From Net Investment Income....           (0.02)           (0.01)
 Distributions From Net Realized Capital
  Gains......................................            0.00            (0.41)
                                                   ----------      -----------
 Total Distributions.........................           (0.02)           (0.42)
                                                   ----------      -----------
Net Asset Value, End of Year.................      $     9.56      $     13.80
                                                   ==========      ===========
TOTAL RETURN (%).............................           (4.20)***        48.70
Ratio of Operating Expenses to Average Net
 Assets (%)..................................            0.85**           0.83
Ratio of Net Investment Income to Average Net
 Assets (%)..................................            1.07**           0.14
Portfolio Turnover Rate (%)..................              32**            107
Net Assets, End of Year (000)................      $    1,917      $    46,386
The ratios of expenses to average net assets
 without giving effect to the voluntary
 expense limitations described in Note 4 to
 the Financial Statements would have been
 (%).........................................            2.74**           2.45

  * Commencement of operations.
 ** Computed on an annualized basis.
*** Not computed on an annualized basis.

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(CAPITAL GROWTH SERIES)

INVESTMENTS AS OF DECEMBER 31, 1995

COMMON STOCKS--98.5% OF TOTAL NET ASSETS

  SHARES                                                             VALUE (A)
           AEROSPACE--6.1%
   721,000 Boeing Co.............................................   $ 56,508,375
                                                                    ------------
           AIRLINES--9.6%
    90,000 AMR Corp.(c)..........................................      6,682,500
   680,000 Northwest Airlines Corp.(c)...........................     34,680,000
   265,000 UAL Corp.(c)..........................................     47,302,500
                                                                    ------------
                                                                      88,665,000
                                                                    ------------
           BANKS--MONEY CENTER--12.7%
   930,000 Chemical Banking Corp. ...............................     54,637,500
   926,000 CitiCorp..............................................     62,273,500
                                                                    ------------
                                                                     116,911,000
                                                                    ------------
           BEVERAGES AND TOBACCO--4.5%
   745,000 Pepsico, Inc..........................................     41,626,875
                                                                    ------------
           CHEMICALS--2.4%
   423,000 Air Products & Chemicals, Inc.........................     22,313,250
                                                                    ------------
           COMPUTER SOFTWARE & SERVICES--4.6%
   485,000 Computer Associates International, Inc................     27,584,375
   211,000 Computer Sciences Corp.(c)............................     14,822,750
                                                                    ------------
                                                                      42,407,125
                                                                    ------------
           DEFENSE--1.9%
   220,000 Lockheed Martin Corp. ................................     17,380,000
                                                                    ------------
           DRUGS--13.4%
   924,000 Eli Lilly and Co......................................     51,975,000
   775,000 Merck and Company, Inc. ..............................     50,956,250
   330,000 Pfizer, Inc...........................................     20,790,000
                                                                    ------------
                                                                     123,721,250
                                                                    ------------
           FINANCIAL SERVICES--1.9%
   253,000 First Data Corp.......................................     16,919,375
                                                                    ------------
           FOOD--RETAILERS/WHOLERS--5.5%
   560,000 Philip Morris Companies, Inc..........................     50,680,000
                                                                    ------------
           FREIGHT TRANSPORTATION--5.2%
   611,000 Burlington Northern Santa Fe Corp. ...................     47,658,000
                                                                    ------------
           HOME PRODUCTS AND COSMETIC--3.8%
   425,000 Procter and Gamble Co. ...............................     35,275,000
                                                                    ------------
           INSURANCE--11.9%
 1,215,000 Allstate Corp.........................................     49,966,875
   638,850 American International Group, Inc. ...................     59,093,625
                                                                    ------------
                                                                     109,060,500
                                                                    ------------
           MACHINERY--2.1%
   555,000 Deere & Co............................................     19,563,750
                                                                    ------------

  SHARES                                                             VALUE (A)
            RETAIL--7.8%
   820,000  May Department Stores Co. ..........................    $ 34,645,000
   940,000  Sears Roebuck and Co................................      36,660,000
                                                                    ------------
                                                                      71,305,000
                                                                    ------------
            MISCELLANEOUS--5.1%
   498,000  United Technologies Corp............................      47,247,750
                                                                    ------------
            Total Common Stock
             (Identified Cost $780,984,415).....................     907,242,250
                                                                    ------------

SHORT-TERM INVESTMENTS--0.6%

    FACE
   AMOUNT                                                          VALUE (A)
 $5,910,000 Chevron Oil Finance Co.
             5.7500%, 01/02/96.................................      5,910,000
                                                                  ------------
            Total Short-Term Investments
             (Identified Cost $5,910,000)......................      5,910,000
                                                                  ------------
            Total Investments--99.1%
             (Identified Cost $786,894,415)(b).................    913,152,250
            Cash and Receivables...............................     23,889,162
            Liabilities........................................    (15,597,592)
                                                                  ------------
            TOTAL NET ASSETS--100%.............................   $921,443,820
                                                                  ============
(a) See Note 1A.
(b) Federal Tax Information:
  At December 31, 1995 the net unrealized appreciation on investments based on cost of $788,379,751 for federal income tax purposes was as follows:
            Aggregate gross unrealized appreciation for all
             investments in which there is an excess of value
             over tax cost.....................................   $129,236,142
            Aggregate gross unrealized depreciation for all
             investments in which there is an excess of tax
             cost over value...................................     (4,463,643)
                                                                  ------------
            Net unrealized appreciation........................   $124,772,499
                                                                  ============

(c) Non-Income producing security.

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(CAPITAL GROWTH SERIES)

STATEMENT OF ASSETS & LIABILITIES         STATEMENT OF OPERATIONS
DECEMBER 31, 1995                         YEAR ENDED DECEMBER 31, 1995

ASSETS
 Investments at value.................................              $913,152,250
 Cash.................................................                       956
 Receivable for:
 Fund shares sold.....................................                   668,455
 Securities sold......................................                21,702,342
 Dividends and interest...............................                 1,517,409
                                                                    ------------
                                                                     937,041,412
LIABILITIES
 Payable for:
 Securities purchased.................................  $14,184,326
 Fund shares redeemed.................................      669,835
 Accrued expenses:
 Management fees......................................      493,781
 Deferred trustees' fees..............................       44,575
 Other expenses.......................................      205,075
                                                        -----------
                                                                      15,597,592
                                                                    ------------
                                                                    $921,443,820
                                                                    ============
NET ASSETS
 Net Assets consist of:
 Capital paid in......................................              $775,378,866
 Undistributed net investment income..................                    28,556
 Accumulated net realized gains.......................                19,778,563
 Unrealized appreciation on investments...............               126,257,835
                                                                    ------------
NET ASSETS............................................              $921,443,820
                                                                    ============
Computation of offering price:
Net asset value and redemption price per share
 ($921,443,820 divided by 2,459,656 shares of
 beneficial interest).................................              $     374.62
                                                                    ============
Identified cost of investments........................              $786,894,415
                                                                    ============

INVESTMENT INCOME
 Dividends..........................................             $ 13,027,061(a)
 Interest...........................................                  124,993
                                                                 ------------
                                                                   13,152,054
EXPENSES
 Management fees....................................  $5,232,562
 Trustees' fees and expenses........................      41,166
 Custodian..........................................     143,365
 Audit and tax services.............................      14,900
 Legal..............................................       8,055
 Printing...........................................     240,863
 Registration.......................................           7
 Miscellaneous......................................      20,525
                                                      ----------
  Total expenses....................................                5,701,443
                                                                 ------------
NET INVESTMENT INCOME...............................                7,450,611
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Realized gain on investments--net..................              132,068,325
                                                                 ------------
 Unrealized appreciation on investments--net........              114,117,353
                                                                 ------------
Net gain on investment transactions.................              246,185,678
                                                                 ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS..........             $253,636,289
                                                                 ============

(a) Net of foreign taxes of: $29,811

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(CAPITAL GROWTH SERIES)

STATEMENT OF CHANGES IN NET ASSETS

                                                    YEAR ENDED     YEAR ENDED
                                                   DECEMBER 31,   DECEMBER 31,
                                                       1994           1995
                                                   -------------  -------------
FROM OPERATIONS
 Net investment income...........................  $  10,848,989  $   7,450,611
 Net realized gain on investments................     18,279,890    132,068,325
 Unrealized appreciation (depreciation) on in-
  vestments......................................    (79,261,045)   114,117,353
                                                   -------------  -------------
 INCREASE (DECREASE) IN NET ASSETS FROM OPERA-
  TIONS..........................................    (50,132,166)   253,636,289
                                                   -------------  -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income...........................    (10,566,409)    (7,422,072)
 Net realized gain on investments................    (19,094,533)  (112,289,797)
                                                   -------------  -------------
                                                     (29,660,942)  (119,711,869)
                                                   -------------  -------------
FROM CAPITAL SHARE TRANSACTIONS
 Proceeds from sale of shares....................    265,969,106    211,234,567
 Net asset value of shares issued in connection
  with the reinvestment of:
 Distributions from net investment income........     10,556,416      7,422,051
 Distributions from net realized gain............     18,284,122    112,289,762
                                                   -------------  -------------
                                                     294,809,644    330,946,380
 Cost of shares redeemed.........................   (192,273,754)  (210,553,681)
                                                   -------------  -------------
 INCREASE IN NET ASSETS DERIVED FROM CAPITAL
  SHARE TRANSACTIONS.............................    102,535,890    120,392,699
                                                   -------------  -------------
 TOTAL INCREASE IN NET ASSETS....................     22,742,782    254,317,119
NET ASSETS
 Beginning of the year...........................    644,383,919    667,126,701
                                                   -------------  -------------
 End of the year.................................  $ 667,126,701  $ 921,443,820
                                                   =============  =============
UNDISTRIBUTED NET INVESTMENT INCOME
 Beginning of the year...........................  $      (1,766) $     278,739
                                                   =============  =============
 End of the year.................................  $     278,739  $      28,556
                                                   =============  =============
NUMBER OF SHARES OF THE FUND:
 Issued from the sale of shares..................        773,701        561,255
 Issued in connection with the reinvestment of:
 Distributions from net investment income........         33,768         19,951
 Distributions from net realized gain............         58,487        301,846
                                                   -------------  -------------
                                                         865,956        883,052
 Redeemed........................................       (562,304)      (559,603)
                                                   -------------  -------------
 Net change......................................        303,652        323,449
                                                   =============  =============

FINANCIAL HIGHLIGHTS

                                         YEAR ENDED DECEMBER 31,
                               ------------------------------------------------
                                 1991      1992      1993      1994      1995
                               --------  --------  --------  --------  --------
Net Asset Value, Beginning of
 Year........................  $ 249.04  $ 347.36  $ 322.23  $ 351.63  $ 312.30
                               --------  --------  --------  --------  --------
Income From Investment Opera-
 tions
 Net Investment Income.......      3.16      4.04      2.12      5.28      3.47
 Net Realized and Unrealized
  Gain (Loss) on Investments.    130.75    (25.10)    46.21    (30.54)   114.91
                               --------  --------  --------  --------  --------
 Total From Investment Opera-
  tions......................    133.91    (21.06)    48.33    (25.26)   118.38
                               --------  --------  --------  --------  --------
Less Distributions
 Distributions From Net In-
  vestment Income............     (3.22)    (4.07)    (2.18)    (5.15)    (3.48)
 Distributions From Net Real-
  ized Capital Gains.........    (31.93)     0.00    (16.75)    (8.92)   (52.58)
 Distributions From Paid-in
  Capital....................     (0.44)     0.00      0.00      0.00      0.00
                               --------  --------  --------  --------  --------
 Total Distributions.........    (35.59)    (4.07)   (18.93)   (14.07)   (56.06)
                               --------  --------  --------  --------  --------
Net Asset Value, End of Year.  $ 347.36  $ 322.23  $ 351.63  $ 312.30  $ 374.62
                               ========  ========  ========  ========  ========
TOTAL RETURN (%).............     54.00     (6.05)    14.97     (7.07)    38.03
Ratio of Operating Expenses
 to Average Net Assets (%)...      0.70      0.70      0.68      0.67      0.71
Ratio of Net Investment In-
 come to Average Net Assets
 (%).........................      1.22      1.53      0.67      1.61      0.92
Portfolio Turnover Rate (%)..       174       207       169       140       242
Net Assets, End of Year
 (000).......................  $343,965  $472,017  $644,384  $667,127  $921,444

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(LOOMIS SAYLES AVANTI GROWTH SERIES)

INVESTMENTS AS OF DECEMBER 31, 1995

COMMON STOCKS--94.7% OF NET ASSETS

 SHARES                                                             VALUE (A)
        BANKS--SAVINGS AND LOAN--1.9%
 18,500 First Bank System.......................................   $   918,063
                                                                   -----------
        BEVERAGES--3.1%
 14,200 Coca Cola Co. ..........................................     1,054,350
  8,500 Pepsico, Inc. ..........................................       474,937
                                                                   -----------
                                                                     1,529,287
                                                                   -----------
        BUSINESS SERVICES--11.9%
 10,000 Checkfree Corp. ........................................       215,000
 14,000 Ceridian Corp.(c).......................................       577,500
 16,700 Cintas Corp. ...........................................       743,150
 21,550 CUC International, Inc. ................................       735,394
 12,500 Danka Business Systems..................................       462,500
 15,000 First Data Corp. .......................................     1,003,125
 27,750 Fiserv, Inc. ...........................................       832,500
 13,700 Medaphis Corp. .........................................       506,900
 15,000 Paychex, Inc. ..........................................       748,125
                                                                   -----------
                                                                     5,824,194
                                                                   -----------
        CHEMICAL--MAJOR--0.7%
  6,500 Air Products & Chemicals, Inc. .........................       342,875
                                                                   -----------
        COMPUTER SOFTWARE & SERVICES--8.6%
  6,000 Adobe Systems, Inc. ....................................       372,000
 10,900 Autodesk Inc. ..........................................       373,325
  5,200 Broderbund Software, Inc. ..............................       315,900
 16,500 FTP Software, Inc. .....................................       478,500
 27,000 Informix Corp. .........................................       810,000
 10,500 Microsoft Corp.(c)......................................       921,375
 22,000 Oracle Systems Corp.(c).................................       932,250
                                                                   -----------
                                                                     4,203,350
                                                                   -----------
        ELECTRICAL EQUIPMENT--1.3%
  9,000 General Electric Co. ...................................       648,000
                                                                   -----------
        ELECTRONIC COMPONENTS--7.5%
 19,000 Intel Corp. ............................................     1,078,250
 16,500 LSI Logic Corp.(c)......................................       540,375
 12,500 Micron Technology.......................................       495,313
 10,000 Motorola, Inc. .........................................       570,000
 16,700 Premier Industrial Corp. ...............................       409,150
  8,000 Solectron Corp. ........................................       353,000
  4,100 Texas Instruments, Inc. ................................       212,175
                                                                   -----------
                                                                     3,658,263
                                                                   -----------
        FINANCIAL SERVICES--2.1%
 10,000 Dean Witter Discover & Co. .............................       470,000
 14,500 MBNA Corp. .............................................       534,687
                                                                   -----------
                                                                     1,004,687
                                                                   -----------
        FOOD--PACKAGED & MISCELLANEOUS--1.9%
  8,300 Dreyers Grand Ice Cream, Inc. ..........................       275,975
 30,800 Starbucks Corp. ........................................       646,800
                                                                   -----------
                                                                       922,775
                                                                   -----------

 SHARES                                                               VALUE (A)
        HEALTH CARE--DRUGS--8.1%
 15,200 Amgen, Inc.(c)............................................   $   902,500
  6,600 Johnson & Johnson.........................................       565,125
 16,500 Merck & Co. ..............................................     1,084,875
 60,000 Oncor, Inc. ..............................................       270,000
 13,700 Smithkline Beecham PLC....................................       760,350
 20,000 Somatogen, Inc. ..........................................       377,500
                                                                     -----------
                                                                       3,960,350
                                                                     -----------
        HEALTH CARE--MEDICAL TECHNOLOGY--5.4%
 23,500 Boston Scientific Corp. ..................................     1,151,500
 20,000 Medtronic, Inc. ..........................................     1,117,500
 21,000 Ventritex, Inc. ..........................................       364,875
                                                                     -----------
                                                                       2,633,875
                                                                     -----------
        HEALTH CARE SERVICES--3.6%
 19,000 Columbia/HCA Health Care..................................       964,250
 26,800 Healthsouth Corp. ........................................       780,550
                                                                     -----------
                                                                       1,744,800
                                                                     -----------
        HOME PRODUCTS--4.7%
 16,000 Duracell International, Inc. .............................       828,000
 20,000 Gillette Co. .............................................     1,042,500
  5,000 Procter & Gamble Co. .....................................       415,000
                                                                     -----------
                                                                       2,285,500
                                                                     -----------
        HOTELS & RESTAURANTS--2.7%
 10,200 Boston Chicken, Inc. .....................................       327,675
 17,000 McDonalds Corp. ..........................................       767,125
 14,900 Primadonna Resorts, Inc. .................................       219,775
                                                                     -----------
                                                                       1,314,575
                                                                     -----------
        INSURANCE--3.9%
 14,000 American International Group, Inc. .......................     1,295,000
 10,000 Exel Limited..............................................       610,000
                                                                     -----------
                                                                       1,905,000
                                                                     -----------
        MEDIA & EQUIPMENT--3.1%
 13,500 Walt Disney Co. ..........................................       796,500
 15,000 Viacom, Inc. .............................................       710,625
                                                                     -----------
                                                                       1,507,125
                                                                     -----------
        NATURAL GAS--PIPELINES--1.6%
 19,900 Enron Corp. ..............................................       758,688
                                                                     -----------
        OFFICE EQUIPMENT--6.7%
 10,300 Cisco Systems, Inc. ......................................       768,638
 14,000 Hewlett Packard Co. ......................................     1,172,500
 11,000 Parametric Technology Corp. ..............................       731,500
 22,500 Silicon Graphics, Inc.(c).................................       618,750
                                                                     -----------
                                                                       3,291,388
                                                                     -----------
        OIL--INDEPENDENT PRODUCERS--3.3%
 22,500 Anadarko Petroleum Corp...................................     1,217,812
 12,000 Philips Petroleum Co......................................       409,500
                                                                     -----------
                                                                       1,627,312
                                                                     -----------

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(LOOMIS SAYLES AVANTI GROWTH SERIES)

INVESTMENTS AS OF DECEMBER 31, 1995

COMMON STOCKS--(CONTINUED)                SHORT-TERM INVESTMENTS--5.1%

 SHARES                                                               VALUE (A)
        PHOTOGRAPHY--2.5%
 18,000 Eastman Kodak Co. ........................................   $ 1,206,000
                                                                     -----------
        RETAIL--4.0%
 40,500 Office Depot, Inc.........................................       799,875
 22,500 Office Max, Inc...........................................       503,437
 21,750 Petsmart, Inc.............................................       674,250
                                                                     -----------
                                                                       1,977,562
                                                                     -----------
        TELECOMMUNICATIONS--3.9%
  5,000 Glenayre Technologies, Inc. ..............................       311,250
 22,000 Qualcomm, Inc. ...........................................       946,000
 18,000 Tellabs, Inc.(c)..........................................       666,000
                                                                     -----------
                                                                       1,923,250
                                                                     -----------
        TOBACCO--2.2%
 12,000 Philip Morris Companies, Inc. ............................     1,086,000
                                                                     -----------
        Total Common Stocks
         (Identified Cost $38,942,941)............................    46,272,919
                                                                     -----------

    FACE
   AMOUNT                                                           VALUE (A)
 $2,481,000 Repurchase agreement with State Street Bank & Trust
             Company dated 12/29/95 at 5.00% to be repurchased
             at $2,484,378 on 1/2/96 and collateralized by
             $2,350,000 U.S. Treasury Note 7.125% with a value
             of $2,533,203......................................   $ 2,481,000
                                                                   -----------
            Total Short-Term Investments
             (Identified Cost $2,481,000).......................     2,481,000
                                                                   -----------
            Total Investments--99.8%
             (Identified Cost $41,423,941)(b)...................    48,753,919
            Receivables.........................................       169,962
            Liabilities.........................................       (91,511)
                                                                   -----------
            TOTAL NET ASSETS--100%..............................   $48,832,370
                                                                   ===========
(a) See Note 1A.
(b) Federal Tax Information:
  At December 31, 1995 the net unrealized appreciation on investments based on cost for federal income tax purposes of $41,423,941 was as follows:
            Aggregate gross unrealized appreciation for all
             investments in which there is an excess of value
             over tax cost......................................   $ 8,868,515
            Aggregate gross unrealized appreciation for all
             investments in which there is an excess of tax cost
             over value.........................................    (1,538,537)
                                                                   -----------
            Net unrealized appreciation.........................   $ 7,329,978
                                                                   ===========

(c) Non-income producing security.

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(LOOMIS SAYLES AVANTI GROWTH SERIES)

STATEMENT OF ASSETS & LIABILITIES
DECEMBER 31, 1995

ASSETS
 Investments at value...........................................  $48,753,919
 Receivable for:
 Fund shares sold...............................................      116,599
 Dividends and interest.........................................       53,316
 Foreign taxes..................................................           47
                                                                  -----------
                                                                   48,923,881
LIABILITIES
 Payable for:
 Fund shares redeemed..................................  $23,146
 Withholding taxes.....................................      141
 Due to custodian bank.................................      173
 Accrued expenses:
 Management fees.......................................   20,024
 Deferred trustees' fees...............................   11,551
 Other expenses........................................   36,476
                                                         -------
                                                                       91,511
                                                                  -----------
                                                                  $48,832,370
                                                                  ===========
NET ASSETS
 Net Assets consist of:
 Capital paid in................................................  $40,587,121
 Undistributed net investment income............................        6,362
 Accumulated net realized gains.................................      908,909
 Unrealized appreciation on investments.........................    7,329,978
                                                                  -----------
NET ASSETS......................................................  $48,832,370
                                                                  ===========
Computation of offering price:
Net asset value and redemption price per share ($48,832,370
 divided by 342,823 shares of beneficial interest)..............  $    142.44
                                                                  ===========
Identified cost of investments..................................  $41,423,941
                                                                  ===========

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1995

INVESTMENT INCOME
 Dividends.............................................           $  337,093(a)
 Interest..............................................              118,109
                                                                  ----------
                                                                     455,202
EXPENSES
 Management fees.......................................  $260,886
 Trustees' fees and expenses...........................    15,250
 Custodian.............................................    64,836
 Audit and tax services................................    11,400
 Legal.................................................    10,325
 Printing..............................................    26,351
 Registration..........................................         7
 Miscellaneous.........................................     5,263
                                                         --------
  Total expenses.......................................   394,318
  Less expenses assumed by the investment adviser......   (77,529)    316,789
                                                         --------  ----------
NET INVESTMENT INCOME..................................               138,413
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Realized gain on investments--net.....................             2,703,726
                                                                   ----------
 Unrealized appreciation on investments--net...........             6,182,432
                                                                   ----------
Net gain on investment transactions....................             8,886,158
                                                                   ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS.............            $9,024,571
                                                                   ==========

(a) Net of foreign taxes of: $141

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(LOOMIS SAYLES AVANTI GROWTH SERIES)

STATEMENT OF CHANGES IN NET ASSETS

                                                      YEAR ENDED    YEAR ENDED
                                                     DECEMBER 31,  DECEMBER 31,
                                                         1994          1995
                                                     ------------  ------------
FROM OPERATIONS
 Net investment income.............................  $    133,225  $    138,413
 Net realized gain (loss) on investments...........      (429,848)    2,703,726
 Unrealized appreciation on investments............       522,519     6,182,432
                                                     ------------  ------------
 INCREASE IN NET ASSETS FROM OPERATIONS............       225,896     9,024,571
                                                     ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income.............................      (133,225)     (132,051)
 In excess of net investment income................        (1,266)            0
 Net realized gain on investments..................             0    (1,364,969)
                                                     ------------  ------------
                                                         (134,491)   (1,497,020)
                                                     ------------  ------------
FROM CAPITAL SHARES TRANSACTIONS
 Proceeds from sale of shares......................    24,276,118    25,328,373
 Net asset value of shares issued in connection
  with the reinvestment of:
 Distributions from net investment income..........       134,491       132,051
 Distributions from net realized gain..............             0     1,364,969
                                                     ------------  ------------
                                                       24,410,609    26,825,393
 Cost of shares redeemed...........................   (10,852,176)  (11,142,834)
                                                     ------------  ------------
 INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE
  TRANSACTIONS.....................................    13,558,433    15,682,559
                                                     ------------  ------------
 TOTAL INCREASE IN NET ASSETS......................    13,649,838    23,210,110
NET ASSETS
 Beginning of the year.............................    11,972,422    25,622,260
                                                     ------------  ------------
 End of the year...................................  $ 25,622,260  $ 48,832,370
                                                     ============  ============
UNDISTRIBUTED NET INVESTMENT INCOME
 Beginning of the year.............................  $          0  $          0
                                                     ============  ============
 End of the year...................................  $          0  $      6,362
                                                     ============  ============
NUMBER OF SHARES OF THE FUND:
 Issued from the sale of shares....................       219,339       188,223
 Issued in connection with the reinvestment of:
 Distributions from net investment income..........         1,197           929
 Distributions from net realized gain..............             0         9,604
                                                     ------------  ------------
                                                          220,536       198,756
 Redeemed..........................................       (98,649)      (83,183)
                                                     ------------  ------------
 Net change........................................       121,887       115,573
                                                     ============  ============

FINANCIAL HIGHLIGHTS

                                       APRIL 30, 1993*
                                           THROUGH      YEAR ENDED   YEAR ENDED
                                        DECEMBER 31,   DECEMBER 31, DECEMBER 31,
                                            1993           1994         1995
                                       --------------- ------------ ------------
Net Asset Value, Beginning of Year...      $100.00       $113.67      $112.77
                                           -------       -------      -------
Income From Investment Operations
 Net Investment Income...............         0.18          0.59         0.42
 Net Realized and Unrealized Gain
  (Loss) on Investments..............        14.56         (0.89)       33.80
                                           -------       -------      -------
 Total From Investment Operations....        14.74         (0.30)       34.22
                                           -------       -------      -------
Less Distributions
 Distributions From Net Investment
  Income.............................        (0.18)        (0.60)       (0.40)
 Distributions From Net Realized Cap-
  ital Gains.........................        (0.67)         0.00        (4.15)
 Distributions From Paid-in Capital..        (0.22)         0.00         0.00
                                           -------       -------      -------
 Total Distributions.................        (1.07)        (0.60)       (4.55)
                                           -------       -------      -------
Net Asset Value, End of Year.........      $113.67       $112.77      $142.44
                                           =======       =======      =======
TOTAL RETURN (%).....................        14.74***      (0.27)       30.35
Ratio of Operating Expenses to Aver-
 age Net Assets (%)..................         0.85**        0.84         0.85
Ratio of Net Investment Income to Av-
 erage Net Assets (%)................         0.46**        0.67         0.37
Portfolio Turnover Rate (%)..........           21**          67           58
Net Assets, End of Year (000)........      $11,972       $25,622      $48,832
The ratios of expenses to average net
 assets without giving effect to the
 voluntary expense limitations
 described in Note 4 to the Financial
 Statements would have been (%)......         0.89**        0.84         1.06

  * Commencement of operations.
 ** Computed on an annualized basis.
*** Not computed on an annualized basis.

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(VENTURE VALUE SERIES)

INVESTMENTS AS OF DECEMBER 31, 1995

COMMON STOCKS--88.4% OF TOTAL NET ASSETS

 SHARES                                                               VALUE (A)
         BANKS AND SAVINGS & LOANS--10.5%
  17,800 Banc One Corp. ..........................................   $   671,950
   5,300 Barnett Banks, Inc. .....................................       312,700
  15,200 First Bank Systems, Inc. ................................       754,300
     300 First Union Corp. .......................................        16,687
   8,400 Golden West Financial Corp. .............................       464,100
  12,400 State Street Boston Corp. ...............................       558,000
   4,200 Wells Fargo & Co. .......................................       907,200
                                                                     -----------
                                                                       3,684,937
                                                                     -----------
         CHEMICALS--0.0%
     100 Dow Chemical Co. ........................................         7,037
                                                                     -----------
         COMPUTER PRODUCTS AND SERVICES--7.1%
   7,100 Cirrus Logic, Inc.(c)....................................       140,225
   9,800 Hewlett-Packard Co. .....................................       820,750
  15,200 Intel Corp. .............................................       862,600
  12,800 Texas Instruments, Inc. .................................       662,400
                                                                     -----------
                                                                       2,485,975
                                                                     -----------
         CONSUMER PRODUCTS--8.1%
     500 American Brands, Inc. ...................................        22,312
     100 American Home Products Corp. ............................         9,700
  11,700 Coca-Cola Company........................................       868,725
     700 General Electric Co. ....................................        50,400
  15,900 General Motors Corp. ....................................       840,712
     400 Maytag Corp. ............................................         8,100
   7,200 Nestle SA (Switzerland) (ADR)(d).........................       399,217
     600 Philip Morris Cos., Inc. ................................        54,300
   6,100 The Gillette Co. ........................................       317,963
   8,000 The Seagram Co., Ltd. ...................................       277,000
                                                                     -----------
                                                                       2,848,429
                                                                     -----------
         ENERGY--4.5%
  10,000 Amerada Hess Corp. ......................................       530,000
     200 Amoco Corp. .............................................        14,375
     300 Atlantic Richfield Co. ..................................        33,225
  12,100 Burlington Resources, Inc. ..............................       474,925
     900 Chevron Corp. ...........................................        47,250
   6,200 Energy Venture, Inc.(c)..................................       156,550
   1,400 Exxon Corp. .............................................       112,175
     100 Mobil Corp. .............................................        11,200
   2,600 Schlumberger, Ltd. ......................................       180,050
     200 Sonat, Inc. .............................................         7,125
                                                                     -----------
                                                                       1,566,875
                                                                     -----------
         ENTERTAINMENT--0.7%
   3,900 The Walt Disney Company..................................       230,100
                                                                     -----------
         FINANCIAL SERVICES--11.4%
  27,100 American Express Co. ....................................     1,121,262
   2,800 Dean Witter, Discover & Co. .............................       131,600

 SHARES                                                               VALUE (A)
   9,000 Donaldson Lufkin & Jenrette, Inc.........................   $   281,250
   2,500 Federal Home Loan Mortgage Corporation...................       208,750
   8,400 J.P. Morgan & Co., Inc. .................................       674,100
  10,200 Morgan Stanley Group, Inc. ..............................       822,375
  15,700 SunAmerica, Inc. ........................................       745,750
                                                                     -----------
                                                                       3,985,087
                                                                     -----------
         FOOD--2.7%
  15,300 McDonalds Corp. .........................................       690,413
   9,600 Tyson Foods Inc. (Del.)..................................       250,800
                                                                     -----------
                                                                         941,213
                                                                     -----------
         INSURANCE--20.3%
  19,181 Allstate Corp. ..........................................       788,819
   4,300 Americal International Group, Inc. ......................       397,750
   9,000 Chubb Corp. .............................................       870,750
  36,700 Equitable Companies, Inc. ...............................       880,800
   5,700 General Re Corp. ........................................       883,500
   9,600 NAC Re Corp. ............................................       345,600
   4,300 National Re Holdings Corp. ..............................       163,400
   8,000 Progressive Corp. (Ohio).................................       391,000
   3,800 Transatlantic Holdings Inc. .............................       278,825
      60 Transport Holdings, Inc., Class A........................         2,445
  16,700 The Travelers Group, Inc. ...............................     1,050,013
  15,200 20th Century Industries, Inc. ...........................       302,100
   8,900 W.R. Berkley Corp. ......................................       478,375
   5,300 UNUM Corp. ..............................................       291,500
                                                                     -----------
                                                                       7,124,877
                                                                     -----------
         INTERNATIONAL--0.7%
  17,700 Morgan Stanley Asia Pacific Fund, Inc. ..................       236,738
                                                                     -----------
         METALS AND MINERALS--0.3%
     800 Alumax, Inc. ............................................        24,500
   1,200 Reynolds Metals Co. .....................................        67,950
                                                                     -----------
                                                                          92,450
                                                                     -----------
         NEWSPAPER, TELEVISION AND RADIO--4.5%
  10,900 Gannet Co., Inc..........................................       668,987
  31,300 News Corp. Ltd. (Australia) ADR(d).......................       602,525
   5,200 Tribune Co...............................................       317,850
                                                                     -----------
                                                                       1,589,362
                                                                     -----------
         PAPER--3.6%
  18,900 Fort Howard Corp.(c).....................................       425,250
     200 International Paper Co...................................         7,575
  12,500 Jefferson Smurfit Corp.(c)...............................       118,750
   4,400 Mead Corp. ..............................................       229,900
  10,400 Union Camp Corp. ........................................       495,300
                                                                     -----------
                                                                       1,276,775
                                                                     -----------

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(VENTURE VALUE SERIES)

INVESTMENTS AS OF DECEMBER 31, 1995

COMMON STOCKS--(CONTINUED)               PREFERRED STOCKS--2.3%

 SHARES                                                            VALUE (A)
         PHARMACEUTICAL AND HEALTH CARE--3.2%
     100 Bristol-Myers Squibb Co. .............................   $     8,588
   3,300 Johnson & Johnson.....................................       282,562
   2,300 Merck & Co., Inc. ....................................       151,225
  10,700 Pfizer, Inc. .........................................       674,100
                                                                  -----------
                                                                    1,116,475
                                                                  -----------
         PHOTOGRAPHIC--1.1%
   5,600 Eastman Kodak Co. ....................................       375,200
                                                                  -----------
         REAL ESTATE--3.4%
   5,500 Federal Realty Investment Trust.......................       125,125
  37,700 Host Marriott Corp.(c)................................       499,525
   1,200 Kimco Realty Corp.....................................        32,700
   3,200 Mid-Atlantic Realty Trust.............................        27,600
   3,500 Saul Centers, Inc.....................................        47,688
   6,000 United Dominion Realty Trust, Inc. ...................        90,000
   8,600 Vornado Realty Trust..................................       322,500
   1,700 Weingarten Realty, Inc................ ...............        64,600
                                                                  -----------
                                                                    1,209,738
                                                                  -----------
         RETAIL--2.1%
  15,100 Federated Department Stores, Inc.(c)..................       415,250
   7,400 Harcourt General, Inc.................................       309,875
                                                                  -----------
                                                                      725,125
                                                                  -----------
         TELECOMMUNICATIONS--2.4%
  12,700 Airtouch Communications(c)............................       358,775
   1,700 AT & T Corp...........................................       110,075
   2,600 Cellular Communications, Inc.(c)......................       129,350
   8,800 MCI Communications Corp. .............................       229,900
     200 SBC Communications, Inc. .............................        11,500
                                                                  -----------
                                                                      839,600
                                                                  -----------
         TIMBER PRODUCTS--0.6%
   5,300 Weyerhaeuser Co. .....................................       229,225
                                                                  -----------
         TRANSPORTATION--1.1%
   4,600 Illinois Central Corp. ...............................       176,525
   3,400 Union Pacific Corp. ..................................       224,400
                                                                  -----------
                                                                      400,925
                                                                  -----------
         UTILITIES--0.1%
     100 Carolina Power & Light................................         3,450
     200 Duke Power Co. .......................................         9,475
     100 San Diego Gas & Electric Co. .........................         2,375
     200 SCEcorp. .............................................         3,550
     100 Wisconsin Energy Corp. ...............................         3,063
                                                                  -----------
                                                                       21,913
                                                                  -----------
         Total Common Stocks
          (Identified Cost $27,202,197)........................    30,988,056
                                                                  -----------

   SHARES                                                           VALUE (A)
        900 Banc One Corp., $3.50,
             Ser. C Conv. Pfd...................................   $    59,063
      4,100 Citicorp, $5.375, Ser. 13 Conv. Pfd.................       752,862
                                                                   -----------
            Total Preferred Stocks
             (Identified Cost $654,977).........................       811,925
                                                                   -----------

SHORT-TERM INVESTMENT--9.3%

    FACE
   AMOUNT                                                           VALUE (A)
 $3,255,000 Federal Home Loan Mortgage Association Discount
             Note, 5.500%, 1/02/96..............................     3,254,503
                                                                   -----------
            Total Short-Term Investment
             (Identified Cost $3,254,503).......................     3,254,503
                                                                   -----------
            Total Investments--100.0%
             (Identified Cost $31,111,677)(b)...................    35,054,484
            Cash and Receivables................................       186,716
            Liabilities.........................................      (196,233)
                                                                   -----------
            TOTAL NET ASSETS--100%..............................   $35,044,967
                                                                   ===========
(a) See Note 1A.
(b) Federal Tax Information:
  At December 31, 1995 the net unrealized appreciation on investments based on cost of $31,114,217 for federal income tax purposes was as follows:
            Aggregate gross unrealized appreciation for all
             investments in which there is an excess of value
             over tax cost......................................   $ 4,206,324
            Aggregate gross unrealized depreciation for all
             investments in which there is an excess of tax cost
             over value.........................................      (266,057)
                                                                   -----------
            Net unrealized appreciation.........................   $ 3,940,267
                                                                   ===========

(c) Non-income producing security.
(d) An American Depository Receipt (ADR) is a certificate issued by U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not not located in the United States or Canada.

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(VENTURE VALUE SERIES)

STATEMENT OF ASSETS & LIABILITIES         STATEMENT OF OPERATIONS
DECEMBER 31, 1995                         YEAR ENDED DECEMBER 31, 1995

ASSETS
 Investments at value.....................................           $35,054,484
 Cash.....................................................                 6,174
 Receivable for:
 Fund shares sold.........................................               116,545
 Dividends and interest...................................                54,906
 Foreign taxes............................................                   137
 Due from advisor.........................................                 1,249
 Unamortized organization expense.........................                 7,705
                                                                     -----------
                                                                      35,241,200
LIABILITIES
 Payable for:
 Securities purchased.....................................  $142,266
 Fund shares redeemed.....................................     7,525
 Dividends declared.......................................       178
 Accrued expenses:
 Management fees..........................................    12,762
 Other expenses...........................................    33,502
                                                            --------
                                                                         196,233
                                                                     -----------
                                                                     $35,044,967
                                                                     ===========
NET ASSETS
 Net Assets consist of:
 Capital paid in..........................................           $31,014,881
 Undistributed net investment income......................                 3,911
 Accumulated net realized gains...........................                83,368
 Unrealized appreciation on investments...................             3,942,807
                                                                     -----------
NET ASSETS................................................           $35,044,967
                                                                     ===========
Computation of offering price:
Net asset value and redemption price per share
 ($35,044,967 divided by 2,674,422 shares of beneficial
 interest)................................................           $     13.10
                                                                     ===========
Identified cost of investments............................           $31,111,677
                                                                     ===========

INVESTMENT INCOME
 Dividends.............................................            $  300,211(a)
 Interest..............................................               104,200
                                                                   ----------
                                                                      404,411
EXPENSES
 Management fees.......................................  $131,969
 Trustees' fees and expenses...........................    15,050
 Custodian.............................................    79,272
 Audit and tax services................................    19,800
 Legal.................................................    10,821
 Printing..............................................     5,529
 Registration..........................................         7
 Insurance.............................................       166
 Amortization of organization expense..................     2,347
 Miscellaneous.........................................     2,372
                                                         --------
  Total expenses.......................................   267,333
  Less expenses assumed by the investment adviser......  (108,971)    158,362
                                                         --------  ----------
NET INVESTMENT INCOME..................................               246,049
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Realized gain on Investments--net.....................               600,646
 Unrealized appreciation on Investments--net...........             3,966,150
                                                                   ----------
Net gain on investment transactions....................             4,566,796
                                                                   ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS.............            $4,812,845
                                                                   ==========

(a) Net of foreign taxes of: $1,574

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(VENTURE VALUE SERIES)

STATEMENT OF CHANGES IN NET ASSETS

                                                 FOR THE PERIOD
                                              OCTOBER 31, 1994 (A)
                                                    THROUGH         YEAR ENDED
                                                  DECEMBER 31,     DECEMBER 31,
                                                      1994             1995
                                              -------------------- ------------
FROM OPERATIONS
 Net investment income......................      $     8,452      $   246,049
 Net realized gain on investments...........                0          600,646
 Unrealized appreciation (depreciation) on
  investments...............................          (23,343)       3,966,150
                                                  -----------      -----------
 INCREASE (DECREASE) IN NET ASSETS FROM OP-
  ERATIONS..................................          (14,891)       4,812,845
                                                  -----------      -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income......................           (8,452)        (244,485)
 In excess of net investment income.........           (1,456)               0
 Net realized gain on investments...........                0         (517,278)
                                                  -----------      -----------
                                                       (9,908)        (761,763)
                                                  -----------      -----------
FROM CAPITAL SHARES TRANSACTIONS
 Proceeds from sale of shares...............        3,821,298       31,372,928
 Net asset value of shares issued in connec-
  tion with the reinvestment of:
 Distributions from net investment income...            9,908          244,485
 Distributions from net realized gain.......                0          517,278
                                                  -----------      -----------
                                                    3,831,206       32,134,691
 Cost of shares redeemed....................       (1,434,963)      (4,512,250)
                                                  -----------      -----------
 INCREASE IN NET ASSETS DERIVED FROM CAPITAL
  SHARE TRANSACTIONS........................        2,396,243       27,622,441
                                                  -----------      -----------
 TOTAL INCREASE IN NET ASSETS...............        2,371,444       31,673,523
NET ASSETS
 Beginning of the year......................        1,000,000        3,371,444
                                                  -----------      -----------
 End of the year............................      $ 3,371,444      $35,044,967
                                                  ===========      ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 Beginning of the year......................      $         0      $         0
                                                  ===========      ===========
 End of the year............................      $         0      $     3,911
                                                  ===========      ===========
NUMBER OF SHARES OF THE FUND:
 Issued from the sale of shares.............          397,102        2,627,688
 Issued in connection with the reinvestment
  of:
 Distributions from net investment income...            1,030           18,850
 Distributions from net realized gain.......                0           39,883
                                                  -----------      -----------
                                                      398,132        2,686,421
 Redeemed...................................         (147,540)        (362,591)
                                                  -----------      -----------
 Net change.................................          250,592        2,323,830
                                                  ===========      ===========
(a) Commencement of Operations

FINANCIAL HIGHLIGHTS
                                               OCTOBER 31, 1994*
                                                    THROUGH         YEAR ENDED
                                                  DECEMBER 31,     DECEMBER 31,
                                                      1994             1995
                                              -------------------- ------------
Net Asset Value, Beginning of Year..........      $     10.00      $      9.62
                                                  -----------      -----------
Income From Investment Operations
 Net Investment Income......................             0.03             0.10
 Net Realized and Unrealized Gain (Loss) on
  Investments...............................            (0.38)            3.68
                                                  -----------      -----------
 Total From Investment Operations...........            (0.35)            3.78
                                                  -----------      -----------
Less Distributions
 Distributions From Net Investment Income...            (0.03)           (0.10)
 Distributions From Net Realized Capital
  Gains.....................................             0.00            (0.20)
                                                  -----------      -----------
 Total Distributions........................            (0.03)           (0.30)
                                                  -----------      -----------
Net Asset Value, End of Year................      $      9.62      $     13.10
                                                  ===========      ===========
TOTAL RETURN (%)............................            (3.50)***        39.28
Ratio of Operating Expenses to Average Net
 Assets (%).................................             0.90 **          0.90
Ratio of Net Investment Income to Average
 Net Assets (%).............................             2.54 **          1.39
Portfolio Turnover Rate (%).................                1 **            20
Net Assets, End of Year (000)...............      $     3,371      $    35,045
The ratios of expenses to average net assets
 without giving effect to the voluntary
 expense limitations described in Note 4 to
 the Financial Statements would have been
 (%)........................................             3.97 **          1.51

  * Commencement of operations.
 ** Computed on an annualized basis.
*** Not computed on an annualized basis.

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(WESTPEAK VALUE GROWTH SERIES)

INVESTMENTS AS OF DECEMBER 31, 1995

COMMON STOCKS--95.5% OF TOTAL NET ASSETS

 SHARES                                                               VALUE (A)
         AEROSPACE--2.2%
   6,200 Lockheed Martin Corp. ...................................   $   489,800
   6,200 McDonnell Douglas Corp. .................................       570,400
                                                                     -----------
                                                                       1,060,200
                                                                     -----------
         AGRICULTURE & FOOD--4.7%
   4,600 CPC International, Inc. .................................       315,675
  13,900 IBP, Inc. ...............................................       701,950
  17,000 Pioneer Hi Bred, Inc. ...................................       945,625
   2,200 Unilever NV..............................................       309,650
                                                                     -----------
                                                                       2,272,900
                                                                     -----------
         AIRLINES--1.4%
   6,900 AMR Corp. (c)............................................       512,325
   2,800 Northwest Airlines Corp. ................................       142,800
                                                                     -----------
                                                                         655,125
                                                                     -----------
         ALUMINUM--1.7%
  15,600 Aluminium Company of America.............................       824,850
                                                                     -----------
         APPAREL--1.1%
   7,600 Nike, Inc. ..............................................       529,150
                                                                     -----------
         BANKS--5.7%
   5,900 Bank of Boston Corp. ....................................       272,875
  17,000 Bank of New York, Inc. ..................................       828,750
   7,000 Citicorp.................................................       470,750
   9,100 NationsBank Corp. .......................................       633,588
   1,300 Suntrust Banks, Inc. ....................................        89,050
   8,000 Union Bank of San Francisco..............................       434,000
                                                                     -----------
                                                                       2,729,013
                                                                     -----------
         BEVERAGE--2.6%
  17,000 Coca Cola Co. ...........................................     1,262,250
                                                                     -----------
         BUSINESS MACHINES--2.8%
   8,200 Dell Computer Corp. .....................................       283,925
   7,600 Hewlett Packard Co. .....................................       636,500
   7,400 Seagate Technology.......................................       351,500
   1,400 Sun Microsystems, Inc. (c)...............................        63,875
                                                                     -----------
                                                                       1,335,800
                                                                     -----------
         CHEMICALS--1.6%
  14,400 Cabot Corp. .............................................       775,800
                                                                     -----------
         COSMETICS--3.4%
  16,700 Johnson & Johnson........................................     1,429,939
   2,700 Procter & Gamble Co. ....................................       224,100
                                                                     -----------
                                                                       1,654,039
                                                                     -----------
         DRUGS--6.3%
   6,200 Amgen, Inc. (c)..........................................       368,125
   8,800 Lilly & Eli and Co. .....................................       495,000
  27,600 Merck & Company, Inc. ...................................     1,814,700
   6,500 Schering Plough Corp. ...................................       355,875
                                                                     -----------
                                                                       3,033,700
                                                                     -----------

 SHARES                                                               VALUE (A)
        ELECTRIC UTILITIES--5.3%
  3,500 Central and Southwest Corp. ..............................   $    97,563
 15,200 Consolidated Edison Co. of New York.......................       486,400
 13,000 Houston Industries, Inc. .................................       315,250
 32,400 Pacific Gas and Electric Co. .............................       919,350
  5,800 Southern Co. .............................................       142,825
 18,400 Unicom Corp. .............................................       602,600
                                                                     -----------
                                                                       2,563,988
                                                                     -----------
        ELECTRONICS--2.4%
  5,800 Intel Corp. ..............................................       329,150
 11,800 Raytheon Co. .............................................       557,550
    900 U.S. Robotics Corp. ......................................        78,975
  6,510 Vishay Intertechnology, Inc. .............................       205,065
                                                                     -----------
                                                                       1,170,740
                                                                     -----------
        FINANCIAL-SERVICES--3.1%
  6,500 Beneficial Corp. .........................................       303,062
  2,700 Household International, Inc. ............................       159,637
  3,000 Merrill Lynch & Co. ......................................       153,000
  5,700 Student Loan Marketing Association........................       375,488
  7,900 Travelers Group, Inc. ....................................       496,712
                                                                     -----------
                                                                       1,487,899
                                                                     -----------
        GAS UTILITIES--1.6%
 19,900 Oneok.....................................................       455,213
 10,900 Pacific Enterprises.......................................       307,925
                                                                     -----------
                                                                         763,138
                                                                     -----------
        GOLD--0.1%
  1,400 Newmont Gold Co. .........................................        61,250
                                                                     -----------
        HEALTHCARE--4.5%
 19,700 Abbott Labs...............................................       822,475
  6,600 Boston Scientific Group...................................       323,400
 18,000 Medtronic, Inc. ..........................................     1,005,750
                                                                     -----------
                                                                       2,151,625
                                                                     -----------
        HOTEL & RESTAURANT--0.3%
  3,000 McDonalds Corp. ..........................................       135,375
                                                                     -----------
        INSURANCE--LIFE--0.3%
  3,900 Protective Life Corp. ....................................       121,875
                                                                     -----------
        INSURANCE--OTHER--5.5%
 12,000 American International Group, Inc. .......................     1,110,000
  3,300 Cigna Corp. ..............................................       340,725
    700 General Realty Corp. .....................................       108,500
 13,000 Loews Corp. ..............................................     1,018,875
    900 MGIC Investment Corp. ....................................        48,825
                                                                     -----------
                                                                       2,626,925
                                                                     -----------
        INTERNATIONAL OIL--5.2%
  3,600 Chevron Corp. ............................................       189,000
 17,600 Exxon Corp. ..............................................     1,410,200
  8,100 Mobil Corp. ..............................................       907,200
                                                                     -----------
                                                                       2,506,400
                                                                     -----------

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(WESTPEAK VALUE GROWTH SERIES)

INVESTMENTS AS OF DECEMBER 31, 1995

COMMON STOCKS--(CONTINUED)

 SHARES                                                               VALUE (A)
        MEDIA--2.1%
 22,500 Clear Channel Communications..............................   $   992,812
                                                                     -----------
        MORTGAGE--0.5%
    500 Federal Home Loan Mortgage Corp. .........................        41,750
  7,200 Green Tree Financial Corp. ...............................       189,900
                                                                     -----------
                                                                         231,650
                                                                     -----------
        MOTOR VEHICLES--1.1%
 19,000 Ford Motor Co. ...........................................       551,000
                                                                     -----------
        OIL REFINEMENT/DISTRIBUTION--5.0%
 14,600 Amoco Corp. ..............................................     1,049,375
  9,600 Royal Dutch Petroleum Co. ................................     1,354,800
                                                                     -----------
                                                                       2,404,175
                                                                     -----------
        OIL SERVICE--0.3%
  2,800 Halliburton Co. ..........................................       141,750
                                                                     -----------
        PAPER--0.9%
  8,900 Champion International Corp. .............................       373,800
    800 Consolidated Papers.......................................        44,900
                                                                     -----------
                                                                         418,700
                                                                     -----------
        PHOTOGRAPHY--0.8%
  6,100 Eastman Kodak.............................................       408,700
                                                                     -----------
        PRODUCER OF GOODS--2.4%
  4,400 Applied Materials, Inc.(c)................................       173,250
  1,900 Danaher Corp. ............................................        60,325
  2,600 Dover Corp. ..............................................        95,875
  7,300 Harsco Corp. .............................................       424,312
  5,200 Illinois Tool Works, Inc. ................................       306,800
  2,800 Parker-Hannifin Corp. ....................................        95,900
                                                                     -----------
                                                                       1,156,462
                                                                     -----------
        PUBLISHING--0.3%
  3,700 Reynolds & Reynolds.......................................       143,837
                                                                     -----------
        RAILROAD--2.8%
  8,900 Burlington Northern, Inc. ................................       694,200
 14,400 CSX Corp. ................................................       657,000
                                                                     -----------
                                                                       1,351,200
                                                                     -----------
        RETAIL--3.4%
  4,800 Barnes & Noble, Inc. .....................................       139,200
  8,100 Eckerd Jack Corp. Del.....................................       361,462
  2,100 Micro Warehouse, Inc. ....................................        90,825
 26,700 Sears Roebuck and Co. ....................................     1,041,300
                                                                     -----------
                                                                       1,632,787
                                                                     -----------

   SHARES                                                           VALUE (A)
            SOAPS--1.0%
      9,900 Premark International, Inc. ........................   $   501,188
                                                                   -----------
            TELEPHONE--11.6%
     22,000 Ameritech Corp. ....................................     1,298,000
      5,600 Bell Atlantic Corp. ................................       374,500
     32,600 Bell South Corp. ...................................     1,418,100
     27,500 Cincinnati Bell, Inc. ..............................       955,625
     20,500 SBC Communications, Inc. ...........................     1,178,750
      9,600 Sprint Corp. .......................................       382,800
                                                                   -----------
                                                                     5,607,775
                                                                   -----------
            THRIFT--0.6%
      7,200 Standard Federal Bancorporation.....................       283,500
                                                                   -----------
            TOBACCO--0.9%
      4,800 Phillip Morris Companies, Inc. .....................       434,400
                                                                   -----------
            Total Common Stocks
             (Identified Cost $38,331,094)......................    45,981,978
                                                                   -----------

SHORT-TERM INVESTMENTS--4.8%

    FACE
   AMOUNT                                                           VALUE (A)
 $2,304,000 Repurchase agreement with State Street Bank & Trust
             Company dated 12/29/95 at 5% to be repurchased at
             $2,305,280 on 1/2/96. Collaterized by $2,015,000
             U.S. Treasury Notes 8.75% due 8/15/00 with a value
             of $2,352,498......................................     2,304,000
                                                                   -----------
            Total Short-Term Investments
             (Identified Cost $2,304,000).......................     2,304,000
                                                                   -----------
            Total Investments--100.3%
             (Identified Cost $40,635,094)(b)...................    48,285,978
            Cash and Receivables................................       173,840
            Liabilities.........................................      (330,781)
                                                                   -----------
            TOTAL NET ASSETS--100%..............................   $48,129,037
                                                                   ===========
(a) See Note 1A.
(b) Federal Tax Information:
  At December 31, 1995 the net unrealized appreciation on investments based on cost of $40,635,910 for federal income tax purposes was as follows:
            Aggregate gross unrealized appreciation for all
             investments in which there is an excess of value
             over tax cost......................................   $ 7,954,474
            Aggregate gross unrealized depreciation for all
             investments in which there is an excess of tax cost
             over value.........................................      (304,406)
                                                                   -----------
            Net unrealized appreciation.........................   $ 7,650,068
                                                                   ===========

(c) Non-income producing security.
(d) An American Depository Receipt (ADR) is a certificate issued by a U.S. Bank representing the right to receive securities of the foreign issuer described. The values of ADR's are significantly influenced by trading on exchanges not located in the United States or Canada.

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(WESTPEAK VALUE GROWTH SERIES)

STATEMENT OF ASSETS & LIABILITIES         STATEMENT OF OPERATIONS
DECEMBER 31, 1995                         YEAR ENDED DECEMBER 31, 1995

ASSETS
 Investments at value.....................................           $48,285,978
 Cash.....................................................                   751
 Receivable for:
 Fund shares sold.........................................                80,096
 Dividends and interest...................................                92,993
                                                                     -----------
                                                                      48,459,818
LIABILITIES
 Payable for:
 Securities purchased.....................................  $258,121
 Fund shares redeemed.....................................    11,565
 Accrued expenses:
 Management fees..........................................    19,720
 Deferred trustees' fees..................................       655
 Other expenses...........................................    40,720
                                                            --------
                                                                         330,781
                                                                     -----------
                                                                     $48,129,037
                                                                     ===========
NET ASSETS
 Net Assets consist of:
 Capital paid in..........................................           $39,982,393
 Undistributed net investment income......................                13,865
 Accumulated net realized gains...........................               481,895
 Unrealized appreciation on investments...................             7,650,884
                                                                     -----------
NET ASSETS................................................           $48,129,037
                                                                     ===========
Computation of offering price:
Net asset value and redemption price per share
 ($48,129,037 divided by 340,603 shares of beneficial
 interest)................................................           $    141.31
                                                                     ===========
Identified cost of investments............................           $40,635,094
                                                                     ===========

INVESTMENT INCOME
 Dividends............................................            $   764,562(a)
 Interest.............................................                 93,774
                                                                  -----------
                                                                      858,336
EXPENSES
 Management fees......................................  $242,628
 Trustees' fees and expenses..........................    15,270
 Custodian............................................    59,894
 Audit and tax services...............................    11,400
 Legal................................................    10,326
 Printing.............................................    23,326
 Registration.........................................         7
 Miscellaneous........................................     5,506
                                                        --------
  Total expenses......................................   368,357
  Less expenses assumed by the investment adviser.....   (73,738)     294,619
                                                        --------  -----------
NET INVESTMENT INCOME.................................                563,717
REALIZED AND UNREALIZED GAIN ON INVESTMENTS,
 Realized gain on investments--net....................              2,941,365
 Unrealized appreciation on investments--net..........              6,907,865
                                                                  -----------
Net gain on investment transactions...................              9,849,230
                                                                  -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS............            $10,412,947
                                                                  ===========

(a) Net of foreign taxes of $4,644

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(WESTPEAK VALUE GROWTH SERIES)

STATEMENT OF CHANGES IN NET ASSETS

                                                       YEAR ENDED    YEAR ENDED
                                                      DECEMBER 31,  DECEMBER 31,
                                                          1994          1995
                                                      ------------  ------------
FROM OPERATIONS
 Net investment income..............................  $   387,990   $   563,717
 Net realized gain (loss) on investments............     (633,620)    2,941,365
 Unrealized appreciation on investments.............      298,917     6,907,865
                                                      -----------   -----------
 INCREASE IN NET ASSETS FROM OPERATIONS.............       53,287    10,412,947
                                                      -----------   -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income..............................     (387,990)     (549,852)
 Paid in capital....................................       (9,110)            0
 Net realized gain on investments...................            0    (1,825,459)
                                                      -----------   -----------
                                                         (397,100)   (2,375,311)
                                                      -----------   -----------
FROM CAPITAL SHARES TRANSACTIONS
 Proceeds from sale of shares.......................   23,191,269    22,945,280
 Net asset value of shares issued in connection with
  the reinvestment of:
 Distributions from net investment income...........      387,990       549,852
 Distributions from paid in capital.................        9,110
 Distributions from net realized gain...............            0     1,825,459
                                                      -----------   -----------
                                                       23,588,369    25,320,591
 Cost of shares redeemed............................   (9,392,660)   (8,163,352)
                                                      -----------   -----------
 INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE
  TRANSACTIONS......................................   14,195,709    17,157,239
                                                      -----------   -----------
 TOTAL INCREASE IN NET ASSETS.......................   13,851,696    25,194,875
NET ASSETS
 Beginning of the year..............................    9,082,266    22,934,162
                                                      -----------   -----------
 End of the year....................................  $22,934,162   $48,129,037
                                                      ===========   ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 Beginning of the year..............................  $      (315)  $         0
                                                      ===========   ===========
 End of the year....................................  $         0   $    13,865
                                                      ===========   ===========
NUMBER OF SHARES OF THE FUND:
 Issued from the sale of shares.....................      212,075       175,593
 Issued in connection with the reinvestment of:
 Distributions from net investment income...........        3,558         3,932
 Distributions from paid in capital.................           73             0
 Distributions from net realized gain...............            0        13,054
                                                      -----------   -----------
                                                          215,706       192,579
 Redeemed...........................................      (88,227)      (62,314)
                                                      -----------   -----------
 Net change.........................................      129,479       130,265
                                                      ===========   ===========

FINANCIAL HIGHLIGHTS

                                       APRIL 30, 1993*
                                           THROUGH      YEAR ENDED   YEAR ENDED
                                        DECEMBER 31,   DECEMBER 31, DECEMBER 31,
                                            1993           1994         1995
                                       --------------- ------------ ------------
Net Asset Value, Beginning of Year...      $100.00       $112.32      $109.03
                                           -------       -------      -------
Income From Investment Operations
 Net Investment Income...............         0.92          1.90         1.77
 Net Realized and Unrealized Gain
  (Loss) on Investments..............        13.33         (3.25)       37.91
                                           -------       -------      -------
 Total From Investment Operations....        14.25         (1.35)       39.68
                                           -------       -------      -------
Less Distributions
 Distributions From Net Investment
  Income.............................        (0.92)        (1.92)       (1.71)
 Distributions From Net Realized Cap-
  ital Gains.........................        (1.00)         0.00        (5.69)
 Distributions In Excess of Net Real-
  ized Capital Gains.................        (0.01)         0.00         0.00
 Distributions From Paid-in Capital..         0.00         (0.02)        0.00
                                           -------       -------      -------
 Total Distributions.................        (1.93)        (1.94)       (7.40)
                                           -------       -------      -------
Net Asset Value, End of Year.........      $112.32       $109.03      $141.31
                                           =======       =======      =======
TOTAL RETURN (%).....................        14.24***      (1.21)       36.46
Ratio of Operating Expenses to Aver-
 age Net Assets (%)..................         0.85**        0.85         0.85
Ratio of Net Investment Income to Av-
 erage Net Assets (%)................         2.16**        2.30         1.63
Portfolio Turnover Rate (%)..........           49**         133           92
Net Assets, End of Year (000)........      $ 9,082       $22,934      $48,129
The ratios of expenses to average net
 assets without giving effect to the
 voluntary expense limitations
 described in Note 4 to the Financial
 Statements would have been (%)......         0.94**        0.86         1.06

  * Commencement of operations.
 ** Computed on an annualized basis.
*** Not computed on an annualized basis.

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(WESTPEAK STOCK INDEX SERIES)

INVESTMENTS AS OF DECEMBER 31, 1995

COMMON STOCKS--99.1% OF TOTAL NET ASSETS

 SHARES                                                               VALUE (A)
         AEROSPACE--2.2%
   3,100 Allied Signal, Inc. .....................................   $   147,250
   4,500 Boeing Co. ..............................................       352,687
     900 General Dynamics Corp. ..................................        53,213
   2,815 Lockheed Martin Corp. ...................................       222,385
   1,500 McDonnell Douglas Corp. .................................       138,000
     400 Northrop Grumman Corp. ..................................        25,600
   2,300 Rockwell International Corp. ............................       121,612
     900 Teledyne, Inc. ..........................................        23,062
   1,300 United Technologies Corp. ...............................       123,337
                                                                     -----------
                                                                       1,207,146
                                                                     -----------
         AGRICULTURE AND FOOD--3.1%
   6,596 Archer-Daniels-Midland Co. ..............................       118,728
   3,300 Campbell Soup Company....................................       198,000
   3,050 Conagra, Inc. ...........................................       125,812
   1,600 CPC International, Inc. .................................       109,800
   2,200 General Mills, Inc. .....................................       127,050
   4,800 H.J. Heinz Co. ..........................................       159,000
     700 Hershey Foods Corp. .....................................        45,500
   3,400 Kellogg Co. .............................................       262,650
     800 Pioneer Hi Bred International, Inc. .....................        44,500
   1,600 Quaker Oats Co. .........................................        55,200
   6,000 Sara Lee Corp. ..........................................       191,250
   2,200 Unilever N.V. ...........................................       309,650
   1,300 William Wrigley Jr. Co. .................................        68,250
                                                                     -----------
                                                                       1,815,390
                                                                     -----------
         AIR TRANSPORT--0.4%
     900 AMR Corp.(c).............................................        66,825
     900 Delta Airlines, Inc. ....................................        66,487
     700 Federal Express Corp.(c).................................        51,712
   1,600 Southwest Airlines Co. ..................................        37,200
     400 US Air Group, Inc.(c)....................................         5,300
                                                                     -----------
                                                                         227,524
                                                                     -----------
         ALUMINUM--0.4%
   2,400 Alcan Aluminum, Ltd. ....................................        74,700
   2,000 Aluminum Company of America..............................       105,750
     900 Reynolds Metals Co. .....................................        50,962
                                                                     -----------
                                                                         231,412
                                                                     -----------
         APPAREL--0.5%
     100 Brown Group, Inc. .......................................         1,425
     600 Liz Claiborne, Inc. .....................................        16,650
   2,400 Nike, Inc. ..............................................       167,100
   1,200 Reebok International Ltd. ...............................        33,900
     300 Russell Corp. ...........................................         8,325
     100 Springs Industries, Inc. ................................         4,137
     400 Stride Rite Corp. .......................................         3,000
   1,000 VF Corp. ................................................        52,750
                                                                     -----------
                                                                         287,287
                                                                     -----------

 SHARES                                                               VALUE (A)
         BANKS--6.5%
   4,978 Banc One Corp. ..........................................   $   187,920
   2,200 Bank of New York, Inc. ..................................       107,250
   1,800 Bank of Boston Corp. ....................................        83,250
   4,928 BankAmerica Corp. .......................................       319,088
     900 Bankers Trust New York Corp. ............................        59,850
   1,100 Barnett Banks of Florida, Inc. ..........................        64,900
   1,500 Boatmens Bancshares, Inc. ...............................        61,312
   2,200 Chase Manhattan Corp. ...................................       133,375
   3,282 Chemical Banking Corp. ..................................       192,817
   5,200 Citicorp(c)..............................................       349,700
   1,500 Comerica, Inc. ..........................................        60,187
   1,700 Core States Financial Corp. .............................        64,388
   1,700 First Bank Systems, Inc. ................................        84,362
   3,510 First Chicago Corp. .....................................       138,645
   1,000 First Fidelity Bancorporation............................        75,375
   1,100 First Interstate Bancorp.................................       150,150
   2,100 First U.N. Corp. ........................................       116,812
   4,462 Fleet Financial Group, Inc. .............................       181,827
   2,400 J.P. Morgan & Co., Inc. .................................       192,600
   3,100 Keycorp..................................................       112,375
   1,750 Mellon Bank Corp. .......................................        94,062
   1,800 National City Corp. .....................................        59,625
   3,816 Nationsbank Corp. .......................................       265,689
   3,700 Norwest Corp. ...........................................       122,100
   4,400 PNC Bank Corp. ..........................................       141,900
     700 Republic New York Corp. .................................        43,487
   1,100 Suntrust Banks, Inc. ....................................        75,350
   1,900 U.S. Bancorp.............................................        63,887
   1,900 Wachovia Corp. ..........................................        86,925
     600 Wells Fargo & Co. .......................................       129,600
                                                                     -----------
                                                                       3,818,808
                                                                     -----------
         BEVERAGES--3.1%
  16,100 Coca Cola Co. ...........................................     1,195,425
  10,100 PepsiCo, Inc. ...........................................       564,337
   1,300 Whitman Corp. ...........................................        30,225
                                                                     -----------
                                                                       1,789,987
                                                                     -----------
         BUSINESS MACHINES--4.0%
   1,400 Amdahl Corporation(c)....................................        11,900
   1,400 Apple Computer, Inc. ....................................        44,625
   1,000 Cabletron Systems, Inc.(c)...............................        81,000
   3,600 Cisco Systems, Inc. .....................................       268,650
   3,300 Compaq Computer Corp.(c).................................       158,400
     300 Cray Research, Inc.(c)...................................         7,425
     300 Data General Corp.(c)....................................         4,125
   1,800 Digital Equipment Corp.(c)...............................       115,425
   6,300 Hewlett-Packard Co. .....................................       527,625
   7,300 International Business Machines Corp. ...................       669,775
   1,700 Pitney Bowes, Inc. ......................................        79,900
   2,200 Silicon Graphics, Inc.(c)................................        60,500

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(WESTPEAK STOCK INDEX SERIES)

INVESTMENTS AS OF DECEMBER 31, 1995

COMMON STOCKS--(CONTINUED)

 SHARES                                                               VALUE (A)
         BUSINESS MACHINES--(CONTINUED)
   2,300 Sun Microsystems, Inc.(c)................................   $   104,938
   1,800 Tandem Computers, Inc.(c)................................        19,125
   2,200 Unisystems, Corp.(c).....................................        12,375
   1,500 Xerox Corp. .............................................       205,500
                                                                     -----------
                                                                       2,371,288
                                                                     -----------
         CHEMICALS--3.1%
   1,000 Air Products and Chemicals, Inc. ........................        52,750
     900 Avery Dennison Corp. ....................................        45,113
     300 B.F. Goodrich Co. .......................................        20,437
   3,050 Dow Chemical Co. ........................................       214,644
   1,300 Eastman Chemical Co. ....................................        81,413
   7,000 E.I. Du Pont de Nemours & Co. ...........................       489,125
     300 FMC Corp.(c).............................................        20,288
     800 Great Lakes Chemical Corp. ..............................        57,600
   1,400 Hercules, Inc. ..........................................        78,925
   1,300 Monsanto Company.........................................       159,250
   2,100 Morton International, Inc. ..............................        75,337
   1,000 Nalco Chemical Co. ......................................        30,125
   3,300 Occidental Petroleum Corp. ..............................        70,537
   2,300 PPG Industries, Inc. ....................................       105,225
   2,000 Praxair, Inc. ...........................................        67,250
   1,000 Rohm & Haas Co. .........................................        64,375
   1,000 Sigma-Aldrich Corp. .....................................        49,500
   1,700 Union Carbide Corp. .....................................        63,750
   1,200 W.R. Grace & Co. ........................................        70,950
                                                                     -----------
                                                                       1,816,594
                                                                     -----------
         CONSTRUCTION--0.3%
     800 Armstrong World Industries, Inc. ........................        49,600
     700 Centex Corp. ............................................        24,325
     900 Fluor Corp. .............................................        59,400
     700 Sherwin Williams Co. ....................................        28,525
     100 Skyline Corp. ...........................................         2,075
     200 Zurn Industries, Inc. ...................................         4,275
                                                                     -----------
                                                                         168,200
                                                                     -----------
         CONSUMER DURABLES--0.3%
   1,000 Black & Decker Corp. ....................................        35,250
   2,000 Masco Corp. .............................................        62,750
     800 Maytag Corp. ............................................        16,200
   1,000 Whirlpool Corp. .........................................        53,250
                                                                     -----------
                                                                         167,450
                                                                     -----------
         CONTAINERS--0.2%
     200 Ball Corp. ..............................................         5,500
     400 Bemis, Inc. .............................................        10,250
   1,300 Crown Cork & Seal, Inc.(c)...............................        54,275
     900 Temple Inland, Inc. .....................................        39,713
                                                                     -----------
                                                                         109,738
                                                                     -----------

 SHARES                                                               VALUE (A)
         COSMETICS--2.6%
     200 Alberto Culver Co. ......................................   $     6,875
     800 Avon Products, Inc. .....................................        60,300
   8,100 Johnson & Johnson........................................       693,562
   9,060 Procter & Gamble Co. ....................................       751,980
                                                                     -----------
                                                                       1,512,717
                                                                     -----------
         DOMESTIC OIL RESERVES--0.8%
   2,000 Atlantic Richfield Co. ..................................       221,500
   1,600 Burlington Resources, Inc. ..............................        62,800
     700 Louisiana Land & Exploration.............................        30,013
     800 Pennzoil Company.........................................        33,800
   2,900 Phillips Petroleum Company...............................        98,962
   1,711 Santa Fe Energy Research, Inc.(c)........................        16,468
                                                                     -----------
                                                                         463,543
                                                                     -----------
         DRUGS & MEDICINE--6.2%
     700 Allergan, Inc. ..........................................        22,750
   1,600 Alza Corp.(c)............................................        39,600
   3,700 American Home Products Corp. ............................       358,900
   3,800 Amgen, Inc.(c)...........................................       225,625
   6,140 Bristol Myers & Squibb Co. ..............................       527,273
   7,200 Eli Lilly & Company......................................       405,000
  15,600 Merck & Co., Inc. .......................................     1,025,700
   8,000 Pfizer, Inc. ............................................       504,000
   6,680 Pharmacia & Upjohn, Inc. ................................       258,850
   4,600 Schering-Plough Corp. ...................................       251,850
                                                                     -----------
                                                                       3,619,548
                                                                     -----------
         ELECTRIC UTILITIES--3.7%
   2,500 American Electric Power Co., Inc. .......................       101,250
   1,600 Baltimore Gas & Electric Co. ............................        45,600
   1,700 Carolina Power & Light Co. ..............................        58,650
   2,500 Central & South West Corp. ..............................        69,688
   2,111 Cinergy Corp. ...........................................        64,649
   3,100 Consolidated Edison Co. of New York......................        99,200
   1,600 Detroit Edison Co. ......................................        55,200
   2,050 Dominion Resources, Inc. ................................        84,562
   2,800 Duke Power Co. ..........................................       132,650
   3,200 Entergy Corp. ...........................................        93,600
   2,300 FPL Group, Inc. .........................................       106,663
   1,500 General Public Utilities Corp. ..........................        51,000
   4,000 Houston Industries, Inc. ................................        97,000
   2,000 Niagara Mohawk Power Corp. ..............................        19,250
     500 Northern States Power Co. ...............................        24,563
   2,100 Ohio Edison Co. .........................................        49,350
   5,600 Pacific Gas & Electric Corp. ............................       158,900
   3,500 Pacificorp...............................................        74,375
   3,500 PECO Energy Co. .........................................       105,437
   2,000 P.P. & L Res, Inc. ......................................        50,000
   3,700 Public Service Enterprise Group..........................       113,312
   5,700 SCE Corp. ...............................................       101,175

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(WESTPEAK STOCK INDEX SERIES)

INVESTMENTS AS OF DECEMBER 31, 1995

COMMON STOCKS--(CONTINUED)

 SHARES                                                               VALUE (A)
         ELECTRIC UTILITIES--(CONTINUED)
   8,800 Southern Co. ............................................   $   216,700
   2,500 Texas Utilities Company..................................       102,812
   2,700 Unicom Corp. ............................................        88,425
     800 Union Electric Co. ......................................        33,400
                                                                     -----------
                                                                       2,197,411
                                                                     -----------
         ELECTRONICS--3.6%
   1,600 Advanced Micro Devices, Inc.(c)..........................        26,400
   3,056 AMP, Inc. ...............................................       117,274
     225 Andrew Corp.(c)..........................................         8,606
   1,300 Cooper Industries, Inc. .................................        47,775
   1,800 DSC Communications Corp.(c)..............................        66,375
     300 Harris Corp. ............................................        16,388
   1,400 Honeywell, Inc. .........................................        68,075
  10,700 Intel Corp. .............................................       607,225
   1,800 Loral Corp. .............................................        63,675
   1,500 LSI Logic Corp.(c).......................................        49,125
   3,400 Micron Technology, Inc. .................................       134,725
   7,300 Motorola, Inc. ..........................................       416,100
   1,800 National Semiconductor Corp.(c)..........................        40,050
   3,100 Northern Telecom, Ltd. ..................................       133,300
     300 Raychem Corp. ...........................................        17,063
   2,600 Raytheon Co. ............................................       122,850
   1,100 Scientific Atlanta, Inc. ................................        16,500
     200 Tektronix, Inc. .........................................         9,825
   1,100 Tellabs, Inc.(c).........................................        40,700
   2,500 Texas Instruments, Inc. .................................       129,375
     100 Thomas & Betts Corp. ....................................         7,375
                                                                     -----------
                                                                       2,138,781
                                                                     -----------
         FINANCE--1.8%
   6,400 American Express Co. ....................................       264,800
     400 Beneficial Corp. ........................................        18,650
   2,402 Dean Witter Discover & Co. ..............................       112,894
   1,200 Household International, Inc. ...........................        70,950
   1,550 MBNA Corp. ..............................................        57,156
   2,300 Merrill Lynch & Co., Inc. ...............................       117,300
   1,000 Morgan Stanley Group, Inc. ..............................        80,625
   1,200 Salomon, Inc. ...........................................        42,600
   4,384 Travelers Group, Inc. ...................................       275,644
                                                                     -----------
                                                                       1,040,619
                                                                     -----------
         FOREIGN OIL RESERVES--0.1%
     900 Kerr McGee Corp. ........................................        57,150
                                                                     -----------
         FOREST PRODUCTS--0.1%
   1,300 Louisiana Pacific Corp. .................................        31,525
                                                                     -----------
         GAS UTILITIES--1.0%
     900 Columbia Gas System, Inc.(c).............................        39,488
   1,100 Consolidated Natural Gas Co. ............................        49,913

 SHARES                                                               VALUE (A)
     700 Eastern Enterprises......................................   $    24,675
   3,200 Enron Corp. .............................................       122,000
     700 Ensearch Corporation.....................................        11,375
     400 Nicor, Inc. .............................................        11,000
   1,300 Noram Energy Corp. ......................................        11,538
     200 Oneok, Inc. .............................................         4,575
   1,100 Pacific Enterprises, Ltd. ...............................        31,075
   1,829 Panhandle Eastern Corporation............................        50,983
     300 Peoples Energy Corp. ....................................         9,525
   1,000 Sonat, Inc. .............................................        35,625
   2,800 Tenneco, Inc. ...........................................       138,950
   1,600 Williams Companies, Inc. ................................        70,200
                                                                     -----------
                                                                         610,922
                                                                     -----------
         GOLD--0.7%
   4,300 Barrick Gold Corp. ......................................       113,412
   1,800 Echo Bay Mines, Ltd. ....................................        18,675
   1,425 Engelhard Corp. .........................................        30,994
   2,700 Freeport McMoran Copper & Gold...........................        75,937
   1,500 Homestake Mining Co. ....................................        23,438
   1,124 Newmont Mining Corp. ....................................        50,861
   3,000 Placer Dome, Inc. .......................................        72,375
   2,200 Santa Fe Pacific Gold Corp. .............................        26,675
                                                                     -----------
                                                                         412,367
                                                                     -----------
         HEALTH CARE--3.4%
   9,400 Abbott Laboratories, Inc. ...............................       392,450
     400 Bausch & Lomb, Inc. .....................................        15,850
   3,400 Baxter International, Inc. ..............................       142,375
     600 Becton Dickinson & Co. ..................................        45,000
   1,300 Beverly Enterprises, Inc.(c).............................        13,813
   1,300 Biomet, Inc.(c)..........................................        23,238
   2,100 Boston Scientific Corp.(c)...............................       102,900
   5,791 Columbia Healthcare Corp. ...............................       293,893
   1,300 Community Psychiatric Centers(c).........................        15,925
   3,300 Corning, Inc. ...........................................       105,600
     400 C.R. Bard, Inc. .........................................        12,900
   2,100 Humana, Inc.(c)..........................................        57,487
     400 Manor Care, Inc. ........................................        14,000
   3,600 Medtronics, Inc. ........................................       201,150
     400 Millipore Corp. .........................................        16,450
     600 St. Jude Medical, Inc.(c)................................        25,800
   3,000 Tenet Healthcare Corp.(c)................................        62,250
   2,600 U.S. Healthcare, Inc. ...................................       120,900
   2,300 United Healthcare Corp. .................................       150,650
     700 United States Surgical Corp. ............................        14,963
   1,900 Warner-Lambert Company...................................       184,537
                                                                     -----------
                                                                       2,012,131
                                                                     -----------
         HOTELS AND RESTAURANTS--1.1%
     600 Bally Entertainment Group(c).............................         8,400
   2,200 Darden Restaurants, Inc.(c)..............................        26,125
   1,750 Harrahs Entertainment, Inc. .............................        42,438

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(WESTPEAK STOCK INDEX SERIES)

INVESTMENTS AS OF DECEMBER 31, 1995

COMMON STOCKS--(CONTINUED)

 SHARES                                                               VALUE (A)
         HOTELS AND RESTAURANTS--(CONTINUED)
     400 Hilton Hotels Corp. .....................................   $    24,600
     200 Luby's Cafeterias, Inc. .................................         4,450
   1,700 Marriott Corporation.....................................        65,025
   8,600 McDonald's Corp. ........................................       388,075
     875 Promus Companies, Inc. ..................................        19,469
     400 Ryans Family Steak Houses(c).............................         2,800
     800 Shoney's, Inc.(c)........................................         8,200
   1,400 Wendys International, Inc. ..............................        29,750
                                                                     -----------
                                                                         619,332
                                                                     -----------
         INTERNATIONAL OIL--4.3%
   8,300 Chevron Corporation......................................       435,750
  15,800 Exxon Corporation........................................     1,265,975
   5,400 Mobil Corporation........................................       604,800
   1,200 Oryx Energy Corp.(c).....................................        16,050
   2,700 Texaco, Inc. ............................................       211,950
                                                                     -----------
                                                                       2,534,525
                                                                     -----------
         LEISURE--0.3%
   1,200 Brunswick Corp. .........................................        28,800
   1,400 Hasbro, Inc. ............................................        43,400
   3,000 Mattel, Inc. ............................................        92,250
     100 Outboard Marine Corp. ...................................         2,038
                                                                     -----------
                                                                         166,488
                                                                     -----------
         LIFE INSURANCE--0.4%
   2,600 American General Corp. ..................................        90,675
     525 Jefferson Pilot Corp. ...................................        24,413
   1,400 Providian Corp. .........................................        57,050
     600 Transamerica Corp. ......................................        43,725
   1,050 USLife Corp. ............................................        31,369
                                                                     -----------
                                                                         247,232
                                                                     -----------
         LIQUOR--0.7%
     300 Adolph Coors Co. ........................................         6,638
   2,900 Anheuser-Busch Companies, Inc. ..........................       193,937
   1,100 Brown Forman Corp. "B"...................................        40,150
   5,100 Seagram Company, Ltd. ...................................       176,587
                                                                     -----------
                                                                         417,312
                                                                     -----------
         MEDIA--2.3%
   2,000 Capital Cities/ABC, Inc. ................................       246,750
   2,600 Comcast Corp. ...........................................        47,288
     200 Handleman Co. ...........................................         1,150
     250 King World Productions(c)................................         9,719
   8,500 Tele-Communications A(c).................................       168,937
   5,000 Time-Warner, Inc. .......................................       189,375
   1,000 Tribune Co. .............................................        61,125
   4,857 Viacom, Inc.(c)..........................................       230,100
   6,700 Walt Disney Co. .........................................       395,300
                                                                     -----------
                                                                       1,349,744
                                                                     -----------

 SHARES                                                               VALUE (A)
         METALS--0.3%
     800 Asarco, Inc. ............................................   $    25,600
   1,050 Cyprus Amax Minerals Co. ................................        27,431
   1,400 Inco, Ltd. ..............................................        46,550
   1,000 Phelps Dodge Corp. ......................................        62,250
                                                                     -----------
                                                                         161,831
                                                                     -----------
         MORTGAGE--1.1%
   2,400 Federal Home Loan Mortgage Corp. ........................       200,400
   3,500 Federal National Mortgage Association....................       434,437
                                                                     -----------
                                                                         634,837
                                                                     -----------
         MOTOR VEHICLES--2.2%
   4,800 Chrysler Corp. ..........................................       265,800
   1,300 Dana Corp. ..............................................        38,025
     400 Echlin, Inc. ............................................        14,600
     800 Fleetwood Enterprises, Inc. .............................        20,600
  13,500 Ford Motor Co. ..........................................       391,500
   9,600 General Motors Corp. ....................................       507,600
     100 Nacco Industries, Inc. ..................................         5,550
   1,220 Navistar International Corp., Inc.(c)....................        12,810
     345 Paccar, Inc. ............................................        14,533
     500 Varity Corp.(c)..........................................        18,563
                                                                     -----------
                                                                       1,289,581
                                                                     -----------
         OIL DISTRIBUTION--2.9%
   1,200 Amerada Hess Corp. ......................................        63,600
   6,400 Amoco Corp. .............................................       460,000
     800 Ashland Oil Co. .........................................        28,100
     800 Coastal Corp. ...........................................        29,800
   6,800 Royal Dutch Petroleum Co. ADR(d).........................       959,650
     800 Sun, Inc. ...............................................        21,900
   3,000 Unocal Corp. ............................................        87,375
   4,000 USX Marathon Group.......................................        78,000
                                                                     -----------
                                                                       1,728,425
                                                                     -----------
         OIL SERVICES--0.6%
   2,000 Baker Hughes, Inc. ......................................        48,750
   1,300 Halliburton Co. .........................................        65,812
     300 Helmerich & Payne, Inc. .................................         8,925
   1,100 Rowan Companies, Inc.(c).................................        10,863
   3,100 Schlumberger, Ltd. ......................................       214,675
     300 Western Atlas, Inc.(c)...................................        15,150
                                                                     -----------
                                                                         364,175
                                                                     -----------


         OTHER INSURANCE--2.7%
   1,200 Aetna Life and Casualty Company..........................        83,100
   5,686 Allstate Corp. ..........................................       233,837
   5,812 American International Group, Inc. ......................       537,610
     800 Chubb Corp. .............................................        77,400
   1,000 CIGNA Corp. .............................................       103,250

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(WESTPEAK STOCK INDEX SERIES)

INVESTMENTS AS OF DECEMBER 31, 1995

COMMON STOCKS--(CONTINUED)

 SHARES                                                               VALUE (A)
         OTHER INSURANCE--(CONTINUED)
     800 General Reinsurance Corp.................................   $   124,000
   1,200 Lincoln National Corp., Inc. ............................        64,500
   1,400 Loews Corp. .............................................       109,725
   1,000 Safeco Corp..............................................        34,500
     600 St. Paul Companies, Inc. ................................        33,375
   1,450 Torchmark, Inc...........................................        65,612
   1,700 UNUM Corp................................................        93,500
   2,100 USF&G Corp. .............................................        35,438
                                                                     -----------
                                                                       1,595,847
                                                                     -----------
         PAPER--1.7%
   1,600 Alco Standard Corp.......................................        73,000
     633 Boise Cascade Corp.......................................        21,918
   1,100 Champion International Corp..............................        46,200
     800 Federal Paper Board, Inc.................................        41,500
   1,200 Georgia Pacific Corp. ...................................        82,350
   3,800 International Paper Co. .................................       143,925
     900 James River Corp.........................................        21,713
   3,806 Kimberly Clark Corp......................................       314,946
     900 Mead Corp. ..............................................        47,025
     200 Potlatch Corp. ..........................................         8,000
   1,100 Stone Container Corp.....................................        15,813
     500 Union Camp Corp..........................................        23,813
     675 Westvaco Corporation.....................................        18,731
   2,500 Weyerhaeuser Co. ........................................       108,125
     700 Willamette Industries, Inc...............................        39,375
                                                                     -----------
                                                                       1,006,434
                                                                     -----------
         PHOTOGRAPHY--0.5%
   4,050 Eastman Kodak Co. .......................................       271,350
     800 Polaroid Corp............................................        37,900
                                                                     -----------
                                                                         309,250
                                                                     -----------
         POLLUTION CONTROL--0.5%
   2,800 Browning-Ferris Industries, Inc..........................        82,600
   3,200 Laidlaw, Inc. ...........................................        32,800
     700 Safety Kleen Corp. ......................................        10,938
   6,300 WMX Technologies, Inc. ..................................       188,212
                                                                     -----------
                                                                         314,550
                                                                     -----------
         PRODUCER GOODS--6.4%
   2,600 American Brands, Inc.....................................       116,025
   2,000 Applied Materials, Inc.(c)...............................        78,750
     700 Briggs & Stratton Corp. .................................        30,363
   2,900 Caterpillar Tractor Co. .................................       170,375
     700 Cincinnati Milacron, Inc. ...............................        18,375
     200 Crane Co. ...............................................         7,375
     700 Cummins Engine, Inc. ....................................        25,900
   4,200 Deere & Co. .............................................       148,050
   2,000 Dover Corporation........................................        73,750

 SHARES                                                               VALUE (A)
   1,600 Dresser Industries, Inc..................................   $    39,000
   1,000 Eaton Corp...............................................        53,625
   3,100 Emerson Electric Co. ....................................       253,425
     300 Foster Wheeler Corp. ....................................        12,750
  21,900 General Electric Co......................................     1,576,800
     500 General Signal Corp. ....................................        16,188
   1,400 Genuine Parts Company....................................        57,400
     400 Giddings & Lewis, Inc....................................         6,600
     300 Harnischfeger Industries, Inc............................         9,975
   1,300 Illinois Tool Works, Inc. ...............................        76,700
   1,300 ITT Corp. ...............................................        68,900
   1,300 ITT Industries, Inc. ....................................        31,200
   1,200 Ingersoll Rand Co. ......................................        42,150
     300 Johnson Controls, Inc. ..................................        20,625
     600 Mallinckrodt Group, Inc. ................................        21,825
     600 McDermott International, Inc. ...........................        13,200
   5,300 Minnesota Mining & Mfg. Co...............................       351,125
     400 National Services Industries, Inc. ......................        12,950
     800 Owens Corning Fiberglas Co.(c)...........................        35,900
   1,400 Pall Corp................................................        37,625
     600 Parker Hannifin Corp. ...................................        20,550
     300 Perkin Elmer Corp. ......................................        11,325
     300 Snap-On Tools Corp. .....................................        13,575
     300 Stanley Works............................................        15,450
   1,000 Textron, Inc. ...........................................        67,500
     200 Timken Co. ..............................................         7,650
     700 Trinova Corp. ...........................................        20,038
   1,000 TRW, Inc.................................................        77,500
   2,000 TYCO International Ltd. .................................        71,250
     900 W.W. Grainger, Inc.......................................        59,625
                                                                     -----------
                                                                       3,771,389
                                                                     -----------
         PROPERTY--0.0%
     300 Kaufman & Broad Home Corp................................         4,463
     200 Pulte Corp. .............................................         6,725
                                                                     -----------
                                                                          11,188
                                                                     -----------
         PUBLISHING--0.9%
   1,100 American Greetings Corp. ................................        30,387
   2,100 Gannet Co., Inc. ........................................       128,887
     300 John H. Harland Co.......................................         6,263
     800 Jostens, Inc.............................................        19,400
     600 Knight-Ridder, Inc.......................................        37,500
     400 McGraw-Hill Companies, Inc. .............................        34,850
     200 Meredith Corp. ..........................................         8,375
   1,200 Moore Corp., Ltd.........................................        22,350
   1,000 New York Times Co........................................        29,625
   1,700 R.R. Donnelley & Sons Co. ...............................        66,937
   1,900 Time Mirror Co...........................................        64,363
   5,600 U.S. West Media Group, Inc.(c)...........................       106,400
                                                                     -----------
                                                                         555,337
                                                                     -----------

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(WESTPEAK STOCK INDEX SERIES)

INVESTMENTS AS OF DECEMBER 31, 1995

COMMON STOCKS--(CONTINUED)

 SHARES                                                               VALUE (A)
         RAILROADS--1.1%
   2,122 Burlington Northern, Inc.................................   $   165,516
     900 Conrail, Inc.............................................        63,000
   2,600 CSX Corporation..........................................       118,625
   1,500 Norfolk Southern Corp. ..................................       119,062
   2,300 Union Pacific Corp.......................................       151,800
                                                                     -----------
                                                                         618,003
                                                                     -----------
         RETAIL--FOOD--0.7%
   2,800 Albertson's, Inc. .......................................        92,050
   2,100 American Stores Co.......................................        56,175
     300 Fleming Companies, Inc. .................................         6,188
     600 Giant Foods, Inc. .......................................        18,900
     800 Great Atlantic & Pacific Tea Company, Inc. ..............        18,400
   1,400 Kroger Co.(c)............................................        52,500
   1,300 SuperValu Stores, Inc. ..................................        40,950
   2,700 Sysco Corp. .............................................        87,750
   1,200 Winn-Dixie Stores, Inc...................................        44,250
                                                                     -----------
                                                                         417,163
                                                                     -----------
         RETAIL--OTHER--4.0%
   1,400 Charming Shoppes, Inc.(c)................................         4,025
   1,200 Circuit City Stores, Inc.................................        33,150
     800 Dayton Hudson Corp. .....................................        60,000
   1,700 Dillard Department Stores, Inc...........................        48,450
   2,600 Federated Department Stores..............................        71,500
     600 Harcourt General, Inc....................................        25,125
   5,849 Home Depot, Inc..........................................       280,021
   2,500 J.C. Penney Company, Inc.................................       119,062
   5,900 K-Mart Corp.(c)..........................................        42,775
     200 Longs Drug Stores Corp. .................................         9,575
   2,400 Lowes Companies, Inc. ...................................        80,400
   2,700 May Department Stores Co. ...............................       114,075
   1,100 Melville Corporation.....................................        33,825
     250 Mercantile Stores Co., Inc. .............................        11,563
   1,400 Nordstrom, Inc. .........................................        56,700
     900 Pep Boys: Manny, Moe & Jack..............................        23,063
   2,239 Price Costco.(c).........................................        34,145
     900 Rite Aid Corp............................................        30,825
   5,300 Sears, Roebuck & Co......................................       206,700
   1,200 Tandy Corp. .............................................        49,800
   2,600 The Gap, Inc. ...........................................       109,200
   4,400 The Limited, Inc.........................................        76,450
   1,300 TJX Companies, Inc. .....................................        24,537
   3,475 Toys R Us, Inc.(c).......................................        75,581
   2,600 Walgreen Co. ............................................        77,675
  28,700 Wal-Mart Stores, Inc.....................................       642,162
   1,800 Woolworth Corp.(c).......................................        23,400
                                                                     -----------
                                                                       2,363,784
                                                                     -----------
         SERVICES--3.9%
     800 Alexander & Alexander Services...........................        15,200
     600 Autodesk, Inc. ..........................................        20,550

 SHARES                                                               VALUE (A)
   2,000 Automatic Data Processing, Inc...........................   $   148,500
     600 Ceridian Corp.(c)........................................        24,750
   3,000 Computer Associates International, Inc. .................       170,625
     700 Computer Sciences Corp.(c)...............................        49,175
   2,100 CUC International, Inc.(c)...............................        71,662
   1,000 De Luxe Corp. ...........................................        29,000
   1,200 Dow Jones & Co., Inc. ...................................        47,850
   2,320 Dun & Bradstreet Corp. ..................................       150,220
     400 EG & G, Inc..............................................         9,700
   2,600 First Data Corp..........................................       173,875
   1,200 H & R Block, Inc. .......................................        48,600
     400 Intergraph Corp.(c)......................................         6,300
     800 Interpublic Group Companies, Inc.........................        34,700
   1,000 Marsh & McLennan Companies...............................        88,750
   7,800 Microsoft Corp.(c).......................................       684,450
   4,500 Novell, Inc.(c)..........................................        64,125
     300 Ogden Corp...............................................         6,413
   5,750 Oracle Systems Corp.(c)..................................       243,656
     800 Pittston Service Group...................................        25,100
     800 Ryder Systems, Inc.......................................        19,800
   1,050 Service Corporation International........................        46,200
     200 Shared Medical System....................................        10,875
   4,400 Westinghouse Electric Corp...............................        72,600
                                                                     -----------
                                                                       2,262,676
                                                                     -----------
         SOAPS--1.5%
     400 Clorox Co. ..............................................        28,650
   1,700 Colgate Palmolive Co. ...................................       119,425
   1,100 Dial Corp. ..............................................        32,587
     700 Ecolab, Inc. ............................................        21,000
   6,600 Gillette Co. ............................................       344,025
   1,300 International Flavours & Fragrances, Inc. ...............        62,400
   1,900 Newell Co. ..............................................        49,163
     800 Premark International, Inc. .............................        40,500
   1,800 Ralston Purina Co. ......................................       112,275
   2,200 Rubbermaid, Inc. ........................................        56,100
                                                                     -----------
                                                                         866,125
                                                                     -----------
         STEEL & IRON--0.2%
   1,300 Armco, Inc.(c)...........................................         7,638
   1,200 Bethlehem Steel Corp.(c).................................        16,800
     300 Inland Steel Industries, Inc. ...........................         7,538
   1,000 Nucor Corp. .............................................        57,125
   1,020 USX US Steel Corp. ......................................        31,365
   1,200 Worthington Industries, Inc. ............................        24,975
                                                                     -----------
                                                                         145,441
                                                                     -----------
         TELEPHONE--8.4%
   6,400 Airtouch Communications..................................       180,800
   2,400 ALLTEL Corp. ............................................        70,800
   6,900 Ameritech Corp. .........................................       407,100
  20,535 AT & T Corp. ............................................     1,329,641

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(WESTPEAK STOCK INDEX SERIES)

INVESTMENTS AS OF DECEMBER 31, 1995

COMMON STOCKS--(CONTINUED)               SHORT-TERM INVESTMENT--0.8%

 SHARES                                                               VALUE (A)
         TELEPHONE--(CONTINUED)
   5,600 Bell Atlantic Corp.......................................   $   374,500
  13,000 BellSouth Corp. .........................................       565,500
  12,500 GTE Corp. ...............................................       550,000
   8,400 MCI Communications Corp. ................................       219,450
   4,400 NYNEX Corp. .............................................       237,600
   5,100 Pacific Telesis Group....................................       171,487
   7,600 SBC Communications, Inc. ................................       437,000
   4,400 Sprint Corp. ............................................       175,450
   5,600 U.S. West, Inc.(c).......................................       200,200
                                                                     -----------
                                                                       4,919,528
                                                                     -----------
         THRIFT--0.3%
     700 Golden West Financial Corp. .............................        38,675
   1,450 Great Western Financial Corp. ...........................        36,975
   1,300 H.F. Ahmanson & Co.......................................        34,450
   1,300 ITT Hartford Group, Inc..................................        62,888
                                                                     -----------
                                                                         172,988
                                                                     -----------
         TIRES AND RUBBER GOODS--0.2%
     600 Cooper Tire & Rubber Co. ................................        14,775
   1,600 Goodyear Tire & Rubber Company...........................        72,600
                                                                     -----------
                                                                          87,375
                                                                     -----------
         TOBACCO--1.8%
  10,700 Philip Morris Companies, Inc. ...........................       968,350
   3,000 UST, Inc. ...............................................       100,125
                                                                     -----------
                                                                       1,068,475
                                                                     -----------
         TRUCKING AND FREIGHT--0.0%
     300 Consolidated Freightways, Inc. ..........................         7,950
     300 Roadway Services, Inc. ..................................        14,663
     300 Yellow Corp.(c)..........................................         3,713
                                                                     -----------
                                                                          26,326
                                                                     -----------
         Total Common Stocks
          (Identified cost $42,697,809)...........................    58,132,899
                                                                     -----------

   FACE
  AMOUNT                                                            VALUE (A)
 $481,000 Repurchase Agreement with State Street Bank & Trust
           Co. dated 12/29/95 at 5.000% to be repurchased at
           $481,267 on 1/02/96 collateralized by $425,000, U.S.
           Treasury Notes 8.750% due 8/15/00, with a value of
           $496,185.............................................   $   481,000
                                                                   -----------
          Total Short Term Investment
           (Identified Cost $481,000)...........................       481,000
                                                                   -----------
          Total Investments---99.9%
           (Identified Cost $43,178,809)(b).....................    58,613,899
          Cash and Receivables..................................       164,890
          Liabilities...........................................      (108,167)
                                                                   -----------
          TOTAL NET ASSETS--100%................................   $58,670,622
                                                                   ===========
(a) See Note 1A.
(b) Federal Tax Information:
  At December 31,1995 the net unrealized appreciation on investments based on cost of $43,311,699 for federal income tax purposes was as follows:
          Aggregate gross unrealized appreciation for all
           investments in which there is an excess of value over
           tax cost.............................................   $16,007,152
          Aggregate gross unrealized depreciation for all
           investments in which there is an excess of tax cost
           over value...........................................      (704,952)
                                                                   -----------
          Net unrealized appreciation...........................   $15,302,200
                                                                   ===========

(c) Non-income producing security.
(d) An American Depository Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADR's are significantly influenced by trading on exchanges not located in the United States or Canada.

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(WESTPEAK STOCK INDEX SERIES)

STATEMENT OF ASSETS & LIABILITIES         STATEMENT OF OPERATIONS
DECEMBER 31, 1995                         YEAR ENDED DECEMBER 31, 1995

ASSETS
 Investments at value....................................          $58,613,899
 Cash....................................................                  201
 Receivable for:
 Fund shares sold........................................               47,719
 Dividends and interest..................................              116,412
 Foreign taxes...........................................                  206
 Due from advisor........................................                  352
                                                                   -----------
LIABILITIES                                                         58,778,789
 Payable for:
 Fund shares redeemed....................................  $28,583
 Accrued expenses:
 Management fees.........................................    4,953
 Deferred trustees' fees.................................   33,492
 Other expenses..........................................   41,139
                                                           -------
                                                                       108,167
                                                                   -----------
                                                                   $58,670,622
                                                                   ===========
NET ASSETS
 Net Assets consist of:
 Capital paid in.........................................          $43,247,821
 Undistributed net investment income.....................               20,255
 Accumulated net realized losses.........................              (32,544)
 Unrealized appreciation on investments..................           15,435,090
                                                                   -----------
NET ASSETS...............................................          $58,670,622
                                                                   ===========
Computation of offering price:
Net asset value and redemption price per share
 ($58,670,622 divided by 586,173 shares of beneficial in-
 terest).................................................          $    100.09
                                                                   ===========
Identified cost of investments...........................          $43,178,809
                                                                   ===========

INVESTMENT INCOME
 Dividends............................................            $ 1,212,104(a)
 Interest.............................................                 54,033
                                                                  -----------
                                                                    1,266,137
EXPENSES
 Management fees......................................  $122,359
 Trustees' fees and expenses..........................    24,480
 Custodian............................................    67,024
 Audit and tax services...............................    11,400
 Legal................................................     7,727
 Printing.............................................    27,426
 Registration.........................................         7
 Miscellaneous........................................     3,933
                                                        --------
  Total expenses......................................   264,356
  Less expenses assumed by the investment adviser.....   (68,581)     195,775
                                                        --------  -----------
NET INVESTMENT INCOME.................................              1,070,362
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Realized gain on investments--net....................                775,273
 Unrealized appreciation on investments--net..........             13,212,050
                                                                  -----------
Net gain on investment transactions...................             13,987,323
                                                                  -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS............            $15,057,685
                                                                  ===========

(a) Net of foreign taxes of: $7,954

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(WESTPEAK STOCK INDEX SERIES)

STATEMENT OF CHANGES IN NET ASSETS

                                                      YEAR ENDED    YEAR ENDED
                                                     DECEMBER 31,  DECEMBER 31,
                                                         1994          1995
                                                     ------------  ------------
FROM OPERATIONS
 Net investment income.............................  $    861,746  $  1,070,362
 Net realized gain on investments..................        85,627       775,273
 Unrealized appreciation (depreciation) on
  investments......................................     (489,644)    13,212,050
                                                     ------------  ------------
 INCREASE IN NET ASSETS FROM OPERATIONS............       457,729    15,057,685
                                                     ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income.............................      (861,687)   (1,050,107)
 Net realized gain on investments..................       (74,418)     (673,888)
 Paid in capital...................................       (28,861)            0
                                                     ------------  ------------
                                                         (964,966)   (1,723,995)
                                                     ------------  ------------
FROM CAPITAL SHARES TRANSACTIONS
 Proceeds from sale of shares......................    18,433,352    17,851,781
 Net asset value of shares issued in connection
  with the reinvestment of:
 Distributions from net investment income..........       861,687     1,050,107
 Distributions from net realized gain..............        74,418       673,888
 Distributions from paid in capital................        28,861             0
                                                     ------------  ------------
                                                       19,398,318    19,575,776
 Cost of shares redeemed...........................   (10,543,643)  (11,403,132)
                                                     ------------  ------------
 INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE
  TRANSACTIONS.....................................     8,854,675     8,172,644
                                                     ------------  ------------
 TOTAL INCREASE IN NET ASSETS......................     8,347,438    21,506,334
NET ASSETS
 Beginning of the year.............................    28,816,850    37,164,288
                                                     ------------  ------------
 End of the year...................................  $ 37,164,288  $ 58,670,622
                                                     ============  ============
UNDISTRIBUTED NET INVESTMENT INCOME
 Beginning of the year.............................  $     (2,244) $          0
                                                     ============  ============
 End of the year...................................  $          0  $     20,255
                                                     ============  ============
NUMBER OF SHARES OF THE FUND:
 Issued from the sale of shares....................       241,694       202,803
 Issued in connection with the reinvestment of:
 Distributions from net investment income..........        11,363        10,562
 Distributions from net realized gain..............           983         6,778
 Distributions from Paid-in Capital................           421
                                                     ------------  ------------
                                                          254,461       220,143
 Redeemed..........................................      (138,029)     (127,215)
                                                     ------------  ------------
 Net change........................................       116,432        92,928
                                                     ============  ============

FINANCIAL HIGHLIGHTS

                                           YEAR ENDED DECEMBER 31,
                                   -------------------------------------------
                                    1991     1992     1993     1994     1995
                                   -------  -------  -------  -------  -------
Net Asset Value, Beginning of
 Year............................. $108.49  $137.39  $ 72.00  $ 76.48  $ 75.35
                                   -------  -------  -------  -------  -------
INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income............    3.56     8.35     1.54     1.80     1.88
 Net Realized and Unrealized Gain
  (Loss) on Investments...........   29.29     2.02     5.18    (0.92)   25.89
                                   -------  -------  -------  -------  -------
 Total From Investment Operations.   32.85    10.37     6.72     0.88    27.77
                                   -------  -------  -------  -------  -------
LESS DISTRIBUTIONS
 Distributions From Net Investment
  Income..........................   (3.56)   (8.35)   (1.36)   (1.82)   (1.85)
 Distributions in Excess of Net
  Investment Income...............    0.00     0.00    (0.18)    0.00     0.00
 Distributions From Net Realized
  Capital Gains...................   (0.39)  (67.41)   (0.55)   (0.16)   (1.18)
 Distributions in Excess of Net
  Realized Capital Gains..........    0.00     0.00    (0.15)    0.00     0.00
 Distributions From Paid-in
  Capital.........................    0.00     0.00     0.00    (0.03)    0.00
                                   -------  -------  -------  -------  -------
 Total Distributions..............   (3.95)  (75.76)   (2.24)   (2.01)   (3.03)
                                   -------  -------  -------  -------  -------
Net Asset Value, End of Year...... $137.39  $ 72.00  $ 76.48  $ 75.35  $100.09
                                   =======  =======  =======  =======  =======
TOTAL RETURN (%)..................   30.37     7.30     9.72     1.14    36.88
Ratio of Operating Expenses to
 Average Net Assets (%)...........    0.36     0.35     0.34     0.33     0.40
Ratio of Net Investment Income to
 Average Net Assets (%)...........    2.86     2.63     2.52     2.59     2.20
Portfolio Turnover Rate (%).......       2       17       12        2        5
Net Assets, End of Year (000)..... $20,496  $10,172  $28,817  $37,164  $58,671
The ratios of expenses to average
 net assets without giving effect
 to the voluntary expense
 limitations described in Note 4
 to the Financial Statements would
 have been (%)....................     --       --       --       --      0.54


                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(LOOMIS SAYLES BALANCED SERIES)

INVESTMENTS AS OF DECEMBER 31, 1995

COMMON STOCKS--54.1% OF TOTAL NET ASSETS

 SHARES                                                               VALUE (A)
         AEROSPACE--2.2%
   3,700 Lockheed Martin Corp. ...................................   $   292,300
   2,600 Raytheon Co. ............................................       122,850
                                                                     -----------
                                                                         415,150
                                                                     -----------
         AUTOMOBILES--2.4%
   3,800 Chrysler Corp. ..........................................       210,425
   4,500 General Motors Corp. ....................................       237,937
                                                                     -----------
                                                                         448,362
                                                                     -----------
         BANKS/SAVINGS & LOAN--2.8%
   3,900 Chemical Banking Corp. ..................................       229,125
     700 First Interstate Bancorp. ...............................        95,550
   5,100 Fleet Financial Group, Inc. .............................       207,825
                                                                     -----------
                                                                         532,500
                                                                     -----------
         CHEMICALS--3.9%
   3,100 E.I. Du Pont de Nemours & Co. ...........................       216,613
   2,000 Georgia Gulf Corp(c).....................................        61,500
   4,400 PPG Industries, Inc. ....................................       201,300
   7,800 Praxair, Inc. ...........................................       262,275
                                                                     -----------
                                                                         741,688
                                                                     -----------
         ELECTRONIC COMPONENTS--2.7%
   3,300 Intel Corp. .............................................       187,275
   3,200 Micron Technology, Inc. .................................       126,800
   3,700 Texas Instruments, Inc. .................................       191,475
                                                                     -----------
                                                                         505,550
                                                                     -----------
         ELECTRICAL EQUIPMENT--1.5%
   2,100 General Electric Co. ....................................       151,200
   2,600 Honeywell, Inc. .........................................       126,425
                                                                     -----------
                                                                         277,625
                                                                     -----------
         ENGINEERING & CONSTRUCTION--0.6%
   4,800 McDermott International, Inc. ...........................       105,600
                                                                     -----------
         FINANCIAL SERVICES--2.7%
   2,900 Federal Home Loan Mortgage Corp. ........................       242,150
   1,900 Federal National Mortgage Association....................       235,837
     700 MBNA Corp ...............................................        25,813
                                                                     -----------
                                                                         503,800
                                                                     -----------
         FREIGHT--TRANSPORTATION--3.3%
  12,100 Canadian Pacific Ltd. ...................................       219,312
   5,900 Consolidated Freightways, Inc. ..........................       156,350
   3,400 Federal Express Corp.(c).................................       251,175
                                                                     -----------
                                                                         626,837
                                                                     -----------
         HEALTH CARE--MEDICAL TECHNOLOGY--1.3%
   7,400 C.R. Bard, Inc. .........................................       238,650
                                                                     -----------

 SHARES                                                               VALUE (A)
        HEALTH CARE--SERVICES--0.8%
 14,100 Beverly Enterprises, Inc.(c)..............................   $   149,813
                                                                     -----------
        HOME PRODUCTS--1.2%
  4,600 Premark International, Inc. ..............................       232,875
                                                                     -----------
        HOUSING & BUILDING MATERIALS--2.3%
  3,400 Armstrong World Industries, Inc. .........................       210,800
  7,300 Masco Corp. ..............................................       229,038
                                                                     -----------
                                                                         439,838
                                                                     -----------
        INSURANCE--4.8%
  5,900 Ace Ltd. .................................................       234,525
  1,650 American International Group Inc. ........................       152,625
  1,700 Chubb Corp. ..............................................       164,475
  5,800 Providian Corp. ..........................................       236,350
  4,700 Prudential Reinsurance Hldgs., Inc. ......................       109,862
                                                                     -----------
                                                                         897,837
                                                                     -----------
        LEISURE--1.9%
  4,800 American Greetings Corp. .................................       132,600
  9,600 Carnival Corp. ...........................................       234,000
                                                                     -----------
                                                                         366,600
                                                                     -----------
        MACHINERY--0.2%
    900 Case Corp. ...............................................        41,175
                                                                     -----------
        MULTI-INDUSTRY--2.4%
  4,700 Allied Signal, Inc. ......................................       223,250
  6,500 Philips Electronics NV....................................       233,188
                                                                     -----------
                                                                         456,438
                                                                     -----------
        NATURAL GAS--PIPELINES--0.6%
    900 El Paso Natural Gas Co. ..................................        25,538
  1,600 Mapco Inc. ...............................................        87,400
                                                                     -----------
                                                                         112,938
                                                                     -----------
        OFFICE EQUIPMENT--2.7%
 10,500 EMC Corp. ................................................       161,437
  1,400 International Business Machines...........................       128,450
  1,600 Xerox Corp. ..............................................       219,200
                                                                     -----------
                                                                         509,087
                                                                     -----------
        OIL--MAJOR INTEGRATED--1.9%
  7,100 Repsol S.A., ADR(d).......................................       233,412
    600 Sun, Inc. ................................................        16,425
  4,300 Ultramar Corp. ...........................................       110,725
                                                                     -----------
                                                                         360,562
                                                                     -----------
        PAPER PRODUCTS--1.5%
  5,800 Crown Cork and Seal Co., Inc.(c) .........................       242,150
    800 Mead Corp. ...............................................        41,800
                                                                     -----------
                                                                         283,950
                                                                     -----------

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(LOOMIS SAYLES BALANCED SERIES)

INVESTMENTS AS OF DECEMBER 31, 1995

COMMON STOCKS--(CONTINUED)

  SHARES                                                              VALUE (A)
          REAL ESTATE INVESTMENT TRUST--1.3%
    6,800 Meditrust SBI...........................................   $   237,150
                                                                     -----------
          RETAIL--FOOD & DRUG--1.3%
    5,400 Eckerd Corp.............................................       240,975
                                                                     -----------
          TELECOMMUNICATIONS--1.9%
    5,200 GTE Corp................................................       228,800
    4,100 Telefonos de Mexico SA..................................       130,687
                                                                     -----------
                                                                         359,487
                                                                     -----------
          TOBACCO--3.5%
    2,900 Loews Corp..............................................       227,288
    2,200 Philip Morris Companies, Inc............................       199,100
    7,000 UST, Inc................................................       233,625
                                                                     -----------
                                                                         660,013
                                                                     -----------
          UTILITIES--ELECTRIC--2.4%
    7,800 Pacific Gas & Electric Co...............................       221,325
   12,700 SCE Corp................................................       225,425
                                                                     -----------
                                                                         446,750
                                                                     -----------
          Total Common Stocks
           (Identified Cost $9,404,472)...........................    10,191,250
                                                                     -----------

PREFERRED STOCK--0.5%

          TOBACCO--0.4%
   10,600 RJR Nabisco Holdings Corp...............................        67,575
                                                                     -----------
          OIL--MAJOR INTEGRATED--0.1%
      300 Sun, Inc................................................         8,325
                                                                     -----------
          Total Preferred Stock
           (Identified Cost $73,537)..............................        75,900
                                                                     -----------

MEDIUM & LONG TERM BONDS & NOTES--39.2%

   FACE
  AMOUNT
          BANKS--1.1%
 $100,000 Bankers Trust, NY Corp. 8.125%, 4/01/02.................       109,769
   50,000 Chase Manhattan Corp. 9.050%, 2/01/02...................        51,556
   50,000 Norwest Corp. 7.650%, 3/15/05...........................        55,374
                                                                     -----------
                                                                         216,699
                                                                     -----------
          CABLE & MEDIA--1.4%
  250,000 TCI Communications, Inc.
           7.390%, 8/28/01........................................       261,913
                                                                     -----------
          ENERGY--0.9%
  125,000 Coastal Corp. 8.125% 9/15/02............................       136,721
   25,000 Standard Oil Co. 9.000%, 6/01/19........................        28,062
                                                                     -----------
                                                                         164,783
                                                                     -----------

   FACE
  AMOUNT                                                             VALUE (A)
          FINANCE--5.5%
 $125,000 Associates Corp. NA 8.350%, 12/22/98...................   $   134,219
  115,000 Avalon Propertys, Inc. 7.375%, 9/15/02.................       118,620
  200,000 Ford Motor Credit Corp. 6.850%, 8/15/00................       207,152
  244,000 General Motors Acceptance Corp.
           5.500%, 12/15/01......................................       235,643
  100,000 General Motors Corp. 9.125%, 7/15/01...................       114,008
   50,000 International Lease Finance Corp.
           8.040%, 12/01/97......................................        52,096
  100,000 Secured Finance Investment, Inc.
           9.05%, 12/15/04.......................................       118,026
   50,000 Standard Credit Card 8.625%, 1/07/02...................        52,736
                                                                    -----------
                                                                      1,032,500
                                                                    -----------
          GOVERNMENT--6.0%
  200,000 U.S. Treasury Notes 5.875%, 5/31/96....................       200,500
  300,000 U.S. Treasury Notes 5.125%, 3/31/98....................       299,484
   25,000 U.S. Treasury Notes 8.250%, 7/15/98....................        26,758
  300,000 U.S. Treasury Notes 6.875%, 8/31/99....................       315,282
  100,000 U.S. Treasury Notes 7.500%, 10/31/99...................       107,359
  175,000 U.S. Treasury Bonds 5.500%, 4/15/00....................       176,449
                                                                    -----------
                                                                      1,125,832
                                                                    -----------
          GOVERNMENT AGENCY--2.3%
   50,000 Federal Home Loan Banks 8.150%, 2/24/99................        50,126
  350,000 Federal Home Loan Banks 7.151%, 9/12/05................       355,358
   30,000 Federal National Mortgage Association Zero Coupon
           10/10/01..............................................        28,781
                                                                    -----------
                                                                        434,265
                                                                    -----------
          HEALTH CARE--0.3%
   50,000 Columbia/HCA Healthcare Corp.
           8.020%, 8/5/02........................................        54,836
                                                                    -----------
          INDUSTRIAL--4.6%
  175,000 Anheuser Busch Companies, Inc.
           8.500%, 3/01/17.......................................       182,875
  250,000 Coca Cola Enterprises, Inc.
           8.750%, 4/01/17.......................................       262,375
  200,000 Martin Marietta Corp. 6.500%, 4/15/03..................       206,488
  200,000 Tektronix, Inc. 7.625%, 8/15/02........................       209,732
                                                                    -----------
                                                                        861,470
                                                                    -----------
          LEISURE & LODGING--1.1%
  100,000 Carnival Corp. 7.050%, 5/15/05.........................       104,698
  100,000 La Quinta Inns, Inc. 7.400%, 9/15/05...................       103,000
                                                                    -----------
                                                                        207,698
                                                                    -----------



                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(LOOMIS SAYLES BALANCED SERIES)

INVESTMENTS AS OF DECEMBER 31, 1995

MEDIUM & LONG TERM BONDS & NOTES--(CONTINUED)
                                         SHORT-TERM INVESTMENTS--6.4%

   FACE
  AMOUNT                                                             VALUE (A)
          MORTGAGED BACKED--3.4%
 $200,000 Federal Home Loan Mortgage
           8.000%, 7/15/21.......................................   $   211,624
   50,000 G.E. Capital Mortgage Inc.
           10.000%, 3/25/24......................................        52,453
   75,000 Paine Webber CMO Tr. 9.000%, 10/20/03..................        77,344
   75,000 Westam Mortgage Financial Corp.
           8.950%, 8/01/18.......................................        80,555
  200,000 Westam Mortgage Financial Corp.
           9.400%, 12/01/18......................................       213,312
                                                                    -----------
                                                                        635,288
                                                                    -----------
          RETAIL STORES--1.9%
  170,000 Sears Overseas Finance Zero Coupon 7/12/98.............       147,368
  200,000 Toys R US, Inc. 8.250%, 2/01/17........................       209,956
                                                                    -----------
                                                                        357,324
                                                                    -----------
          SECURITIES--6.5%
  200,000 Donaldson Lufkin & Jennrette
           6.875%, 11/01/05......................................       205,002
  100,000 Lehman Bros. Inc. 5.750% 11/15/98 .....................        99,108
  200,000 Lehman Bros. Inc. 7.375% 5/15/07.......................       209,874
  100,000 Merrill Lynch & Co. 8.375%, 2/09/00....................       108,824
  250,000 Paine Webber Group, Inc.
           7.750%, 9/01/02.......................................       261,430
  145,000 Salomon, Inc. 7.500%, 2/01/03..........................       149,447
  200,000 Smith Barney Holdings, Inc.
           5.500%, 1/15/99.......................................       198,316
                                                                    -----------
                                                                      1,232,001
                                                                    -----------
          TELECOMMUNICATIONS--1.1%
  200,000 Southern Bell Telephone & Telegraph Co. 7.625%,
           3/15/13...............................................       205,664
                                                                    -----------
          TRANSPORTATION--0.8%
   25,000 American Airlines 10.180%, 1/02/13.....................        29,944
  100,000 AMR Corp 10.290%, 3/08/21..............................       127,911
                                                                    -----------
                                                                        157,855
                                                                    -----------
          UTILITIES--2.0%
  250,000 Cincinnati Gas & Electric Co.
           7.375%, 11/01/01......................................       253,780
  130,000 General Telephone of California
           7.125%, 12/01/98......................................       130,720
                                                                    -----------
                                                                        384,500
                                                                    -----------
          YANKEE/SUPRANATIONAL--0.3%
   50,000 SKF Aktiebolaget AB 7.625% 7/15/03 ....................        53,232
                                                                    -----------
          Total Bonds & Notes
           (Identified Cost $7,147,215)..........................     7,385,860
                                                                    -----------

  FACE
 AMOUNT                                                             VALUE (A)
 413,000 American General Finance Corp.
          5.550%, 1/02/96.......................................   $   413,000
 800,000 Associates Corp. of North America
          5.950%, 1/02/96.......................................       800,000
                                                                   -----------
         Total Short-Term Investments
          (Identified Cost $1,213,000)..........................     1,213,000
                                                                   -----------
         Total Investments--100.2%
          (Identified Cost $17,838,224)(b)......................    18,866,010
         Cash and Receivables...................................       410,926
         Liabilities............................................      (454,260)
                                                                   -----------
         TOTAL NET ASSETS--100%.................................   $18,822,676
                                                                   ===========
(a) See Note 1a.
(b) Federal Tax Information:
  At December 31, 1995 the net unrealized appreciation on investments based on cost of $17,838,224 for federal income tax purposes was as follows:
         Aggregate gross unrealized appreciation for all
          investments in which there is an excess of value over
          tax cost..............................................   $ 1,278,891
         Aggregate gross unrealized depreciation for all
          investments in which there is an excess of tax cost
          over value............................................      (251,105)
                                                                   -----------
         Net unrealized appreciation............................   $ 1,027,786
                                                                   ===========

(c) Non-income producing security.
(d) An American Depository Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(LOOMIS SAYLES BALANCED SERIES)

STATEMENT OF ASSETS & LIABILITIES         STATEMENT OF OPERATIONS
DECEMBER 31, 1995                         YEAR ENDED DECEMBER 31, 1995

ASSETS
 Investments at value.....................................           $18,866,010
 Cash.....................................................                   865
 Receivable for:
 Fund shares sold.........................................                67,963
 Securities sold..........................................               165,257
 Dividends and interest...................................               152,428
 Foreign taxes............................................                   275
 Due from advisor.........................................                16,433
 Unamortized organization expense.........................                 7,705
                                                                     -----------
                                                                      19,276,936
LIABILITIES
 Payable for:
 Securities purchased.....................................  $415,763
 Fund shares redeemed.....................................       593
 Withholding Taxes........................................       126
 Accrued expenses:
 Management fees..........................................     7,628
 Other expenses...........................................    30,150
                                                            --------
                                                                         454,260
                                                                     -----------
                                                                     $18,822,676
                                                                     ===========
NET ASSETS
 Net Assets consist of:
 Capital paid in..........................................           $17,655,390
 Undistributed net investment income......................                 1,050
 Accumulated net realized gains...........................               138,450
 Unrealized appreciation on investments...................             1,027,786
                                                                     -----------
NET ASSETS................................................           $18,822,676
                                                                     ===========
Computation of offering price:
Net asset value and redemption price per share
 ($18,822,676 divided by 1,575,093 shares of beneficial
 interest)................................................           $     11.95
                                                                     ===========
Identified cost of investments............................           $17,838,224
                                                                     ===========

INVESTMENT INCOME
 Dividends..............................................           $  124,041(a)
 Interest...............................................              338,426
                                                                   ----------
                                                                      462,467
EXPENSES
 Management fees........................................  $65,752
 Trustees' fees and expenses............................   15,049
 Custodian..............................................   56,354
 Audit and tax services.................................   20,694
 Legal..................................................   10,821
 Printing...............................................    2,299
 Registration...........................................        7
 Amortization of organization expenses..................    2,347
 Miscellaneous..........................................    2,604
                                                          -------
  Total expenses........................................  175,927
  Less expenses assumed by the investment adviser.......  (96,085)     79,842
                                                          -------  ----------
NET INVESTMENT INCOME...................................              382,625
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Realized gain on investments---net.....................              426,765
 Unrealized appreciation on investments--net............            1,029,622
                                                                   ----------
Net gain on investment transactions.....................            1,456,387
                                                                   ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS .............           $1,839,012
                                                                   ==========

(a)Net of foreign taxes of: $735

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(LOOMIS SAYLES BALANCED SERIES)

STATEMENT OF CHANGES IN NET ASSETS

                                                 FOR THE PERIOD
                                              OCTOBER 31, 1994 (A)
                                                    THROUGH         YEAR ENDED
                                                  DECEMBER 31,     DECEMBER 31,
                                                      1994             1995
                                              -------------------- ------------
FROM OPERATIONS
 Net investment income......................       $   12,585      $   382,625
 Net realized gain on investments                           0          426,765
 Unrealized appreciation (depreciation) on
  investments...............................           (1,836)       1,029,622
                                                   ----------      -----------
 INCREASE IN NET ASSETS FROM OPERATIONS.....           10,749        1,839,012
                                                   ----------      -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income......................          (12,334)        (382,625)
 In excess of net investment income.........                0           (1,297)
 Net realized gain on investments...........                0         (288,315)
                                                   ----------      -----------
                                                      (12,334)        (672,237)
                                                   ----------      -----------
FROM CAPITAL SHARES TRANSACTIONS
 Proceeds from sale of shares...............        2,157,989       18,594,352
 Net asset value of shares issued in connec-
  tion with the reinvestment of:
 Distributions from net investment income...           12,335          383,922
 Distributions from net realized gain.......                0          288,315
                                                   ----------      -----------
                                                    2,170,324       19,266,589
 Cost of shares redeemed....................         (446,397)      (4,333,030)
                                                   ----------      -----------
 INCREASE IN NET ASSETS DERIVED FROM CAPITAL
  SHARE TRANSACTIONS........................        1,723,927       14,933,559
                                                   ----------      -----------
 TOTAL INCREASE IN NET ASSETS...............        1,722,342       16,100,334
NET ASSETS
 Beginning of the year......................        1,000,000        2,722,342
                                                   ----------      -----------
 End of the year............................       $2,722,342      $18,822,676
                                                   ==========      ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 Beginning of the year......................       $        0      $       251
                                                   ==========      ===========
 End of the year............................       $      251      $     1,050
                                                   ==========      ===========
NUMBER OF SHARES OF THE FUND:
 Issued from the sale of shares.............          217,577        1,626,505
 Issued in connection with the reinvestment
  of:
 Distributions from net investment income...            1,242           32,426
 Distributions from net realized gain.......                0           24,351
                                                   ----------      -----------
                                                      218,819        1,683,282
 Redeemed...................................          (44,926)        (382,082)
                                                   ----------      -----------
 Net change.................................          173,893        1,301,200
                                                   ==========      ===========
(a) Commencement of Operations

FINANCIAL HIGHLIGHTS

                                               OCTOBER 31, 1994*
                                                    THROUGH         YEAR ENDED
                                                  DECEMBER 31,     DECEMBER 31,
                                                      1994             1995
                                              -------------------- ------------
Net Asset Value, Beginning of Year..........       $    10.00      $      9.94
                                                   ----------      -----------
Income From Investment Operations
 Net Investment Income......................             0.05             0.26
 Net Realized and Unrealized Gain
 (Loss) on Investments......................            (0.06)            2.20
                                                   ----------      -----------
 Total From Investment Operations...........            (0.01)            2.46
                                                   ----------      -----------
Less Distributions
 Distributions From Net Investment Income...            (0.05)           (0.26)
 Distributions From Net Realized Capital
  Gains.....................................             0.00            (0.19)
                                                   ----------      -----------
 Total Distributions........................            (0.05)           (0.45)
                                                   ----------      -----------
Net Asset Value, End of Year................       $     9.94      $     11.95
                                                   ==========      ===========
TOTAL RETURN (%)............................            (0.10)***        24.79
Ratio of Operating Expenses to Average Net
 Assets (%).................................             0.85**           0.84
Ratio of Net Investment Income to Average
 Net Assets (%).............................             4.16**           4.03
Portfolio Turnover Rate (%).................                0**             72
Net Assets, End of Year (000)...............       $    2,722      $    18,823
The ratios of expenses to average net assets
 without giving effect to the voluntary
 expense limitations described in Note 4 to
 the Financial Statements would have been
 (%)........................................             3.73**           1.85

  * Commencement of operations.
 ** Computed on an annualized basis.
*** Not computed on an annualized basis.

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(BACK BAY ADVISORS MANAGED SERIES)

INVESTMENTS AS OF DECEMBER 31, 1995

COMMON STOCKS--67.2% OF TOTAL NET ASSETS

 SHARES                                                               VALUE (A)
        AEROSPACE--1.0%
  5,025 Boeing Co. ...............................................   $   393,834
 14,600 Rockwell International Corp. .............................       771,975
  2,500 United Technologies Corp. ................................       237,187
                                                                     -----------
                                                                       1,402,996
                                                                     -----------
        AIR TRANSPORT--0.0%
    255 UAL, Inc.(c)..............................................        45,518
                                                                     -----------
        APPAREL--0.2%
  7,400 Melville Corp. ...........................................       227,550
                                                                     -----------
        AUTOMOBILE & RELATED--1.3%
 15,432 Chrysler Corp. ...........................................       854,547
  4,600 Ford Motor Co. ...........................................       133,400
 12,500 General Motors Corp. .....................................       660,937
  6,750 Genuine Parts Co. ........................................       276,750
                                                                     -----------
                                                                       1,925,634
                                                                     -----------
        BANKS--3.2%
 29,260 Banc One Corp. ...........................................     1,104,565
 10,144 Bank America Corp. .......................................       656,824
  5,400 Bankers Trust New York Corp. .............................       359,100
 19,000 Citicorp..................................................     1,277,750
 10,900 J.P. Morgan & Co., Inc. ..................................       874,725
  7,200 Nations Bank Corp. .......................................       501,300
                                                                     -----------
                                                                       4,774,264
                                                                     -----------
        BUSINESS MACHINES--1.8%
  8,500 Apple Computer............................................       270,938
 28,400 Digital Equipment Corp.(c)................................     1,821,150
  5,900 International Business Machines Corp. ....................       541,325
                                                                     -----------
                                                                       2,633,413
                                                                     -----------
        BUSINESS SERVICES--1.5%
 28,500 Browing Ferris Industries, Inc. ..........................       840,750
 10,000 Dun & Bradstreet Corp. ...................................       647,500
  9,200 H & R Block, Inc. ........................................       372,600
 39,200 Rollins Environmental Services............................       112,700
  9,500 WMX Technologies..........................................       283,812
                                                                     -----------
                                                                       2,257,362
                                                                     -----------
        CHEMICALS--2.9%
 14,200 Allied-Signals, Inc. .....................................       674,500
  8,200 Dow Chemical Co. .........................................       577,075
 13,700 E.I. Du Pont de Nemours & Co. ............................       957,288
 11,200 Monsanto Co. .............................................     1,372,000
 15,600 PPG Industries, Inc. .....................................       713,700
                                                                     -----------
                                                                       4,294,563
                                                                     -----------

 SHARES                                                               VALUE (A)
        COMMUNICATION--5.8%
 15,000 Airtouch Communications...................................   $   437,875
 35,200 Ameritech Corp. ..........................................     2,076,800
 27,261 AT&T Co. .................................................     1,765,150
 12,200 Bell Atlantic Corp. ......................................       815,875
 16,200 Bellsouth Corp. ..........................................       704,700
 10,600 GTE Corp. ................................................       466,400
 14,600 NYNEX Corp. ..............................................       788,400
 15,500 Pacific Telesis Group.....................................       521,188
  7,200 SBC Comunications, Inc. ..................................       414,000
  9,700 U.S. West, Inc. ..........................................       346,775
  9,700 U.S. West, Inc. ..........................................       184,300
                                                                     -----------
                                                                       8,521,463
                                                                     -----------
        CONGLOMERATES--0.7%
  2,200 ITT Corp. New.............................................       116,600
 13,800 Minnesota Mining & Mfg. Co. ..............................       914,250
                                                                     -----------
                                                                       1,030,850
                                                                     -----------
        CONSTRUCTION--1.2%
 28,600 Home Depot................................................     1,369,225
 14,900 Masco Corp. ..............................................       467,487
                                                                     -----------
                                                                       1,836,712
                                                                     -----------
        CONSUMER DURABLES--0.0%
    800 Whirlpool Corp. ..........................................        42,600
                                                                     -----------
        DOMESTIC OIL--1.5%
  2,400 Amoco Corp. ..............................................       172,500
  2,700 Atlantic Richfield Co. ...................................       299,025
  3,600 Halliburton Co. ..........................................       182,250
 69,300 Oryx Energy Co. ..........................................       926,887
    934 Santa Fe Energy, Inc.(c)..................................         8,990
  3,601 Sun Company...............................................        98,577
    800 Tenneco, Inc. ............................................        39,700
 15,600 Unocal Corp. .............................................       454,350
                                                                     -----------
                                                                       2,182,279
                                                                     -----------
        DRUGS & MEDICINE--6.0%
  8,800 Abbott Laboratories.......................................       367,400
 11,000 American Home Products Corp. .............................     1,067,000
 37,100 Baxter International, Inc. ...............................     1,553,563
 15,200 Eli Lilly & Co. ..........................................       855,000
  5,200 Johnson & Johnson.........................................       445,250
 31,500 Merck & Co., Inc. ........................................     2,071,125
 19,200 Pfizer, Inc. .............................................     1,209,600
 18,705 Pharmacia & Upjohn, Inc. .................................       724,819
 10,800 Schering Plough Corp. ....................................       591,300
                                                                     -----------
                                                                       8,885,057
                                                                     -----------

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(BACK BAY ADVISORS MANAGED SERIES)

INVESTMENTS AS OF DECEMBER 31, 1995

COMMON STOCKS--(CONTINUED)

 SHARES                                                               VALUE (A)
        ELECTRONICS--3.7%
 43,200 AMP, Inc. ................................................   $ 1,657,800
  9,400 Emerson Electric Co. .....................................       768,450
 22,400 Hewlett-Packard...........................................     1,876,000
  6,400 Motorola, Inc. ...........................................       364,800
 15,400 Raytheon Co. .............................................       727,650
                                                                     -----------
                                                                       5,394,700
                                                                     -----------
        ENERGY & UTILITIES--3.1%
 18,300 American Electric Power, Inc. ............................       741,150
 11,700 Consolidated Edison Co. ..................................       374,400
 45,700 Pacific Gas & Electric Co. ...............................     1,296,738
  7,700 Public Service Enterprise Group...........................       235,812
 40,200 SCE Corp. ................................................       713,550
 10,200 Southern Co. .............................................       251,175
  8,900 Texas Utilities Co. ......................................       366,013
 17,300 Unicom Corp. .............................................       566,575
                                                                     -----------
                                                                       4,545,413
                                                                     -----------
        ENERGY RAW MATERIALS--1.0%
 58,800 Occidental Petroleum Corp. ...............................     1,256,850
  3,200 Schlumberger Ltd. ........................................       221,600
                                                                     -----------
                                                                       1,478,450
                                                                     -----------
        ENTERTAINMENT--0.0%
  2,200 ITT Industry, Inc. .......................................        52,800
                                                                     -----------
        FINANCE--0.7%
 11,600 Federal Home Loan Mortgage Corp. .........................       968,600
                                                                     -----------
        FOOD & AGRICULTURE--4.6%
 19,900 Coca Cola Co. ............................................     1,477,575
  5,000 General Mills, Inc. ......................................       288,750
 41,850 H. J. Heinz Co. ..........................................     1,386,281
 24,600 Kellogg Co. ..............................................     1,900,350
  8,100 Pepsico, Inc. ............................................       452,587
 13,300 Ralston Purina Co. .......................................       829,587
 16,000 Sara Lee Corp. ...........................................       510,000
                                                                     -----------
                                                                       6,845,130
                                                                     -----------
        GOLD--0.2%
 18,434 Santa Fe Pac Gold Corp. ..................................       223,512
                                                                     -----------
        INSURANCE--2.3%
 11,500 Aetna Life & Casualty Co. ................................       796,375
 10,568 Allstate Corp. ...........................................       434,609
 14,400 American General Corp. ...................................       502,200
  6,468 American International Group, Inc. .......................       598,290
  2,700 CIGNA Corp. ..............................................       278,775
  4,300 General Reinsurance Corp. ................................       666,500
  2,200 ITT Hartford Group........................................       106,425
                                                                     -----------
                                                                       3,383,174
                                                                     -----------

 SHARES                                                               VALUE (A)
        INTERNATIONAL OIL--4.7%
 11,000 Chevron Corp. ............................................   $   577,500
  9,400 Cooper Industries, Inc. ..................................       345,450
 25,100 Exxon Corp. ..............................................     2,011,138
  7,800 Mobil Corp. ..............................................       873,600
  9,800 Royal Dutch Petroleum Co. ADR(d)..........................     1,383,025
 21,200 Texaco, Inc. .............................................     1,664,200
                                                                     -----------
                                                                       6,854,913
                                                                     -----------
        LIQUOR--0.4%
  3,300 Anheuser-Busch Companies, Inc. ...........................       220,687
 11,700 Seagram, Ltd. ............................................       405,113
                                                                     -----------
                                                                         625,800
                                                                     -----------
        MEDIA--2.3%
 21,000 Capital Cities/ABC, Inc. .................................     2,590,875
  3,000 Gannett Co., Inc. ........................................       184,125
 15,200 Tele Communications Inc., NE..............................       302,100
  3,800 Telecommunications Inc., NE...............................       102,125
  7,200 Time Warner, Inc. ........................................       272,700
                                                                     -----------
                                                                       3,451,925
                                                                     -----------
        MISCELLANEOUS FINANCE--1.3%
 25,000 American Express Co. .....................................     1,034,375
  4,449 Dean Witter Discover & Co. ...............................       209,103
  5,000 Lehman Brothers Holdings, Inc. ...........................       106,250
 16,900 Salomon, Inc. ............................................       599,950
                                                                     -----------
                                                                       1,949,678
                                                                     -----------
        NON-FERROUS METALS--0.7%
  8,075 Alcan Aluminum Ltd. ......................................       251,334
 14,000 Aluminum Co. of America...................................       740,250
    220 USX U.S. Steel Corp. .....................................         6,765
                                                                     -----------
                                                                         998,349
                                                                     -----------
        OFFICE EQUIPMENT--1.6%
 16,900 Xerox Corp. ..............................................     2,315,300
                                                                     -----------
        OPTICAL PHOTO, EQUIPMENT--0.2%
  3,600 Eastman Kodak Co. ........................................       241,200
                                                                     -----------
        PAPER & FOREST PRODUCTS--1.3%
 12,640 Burlington Northern Santa Fe..............................       985,920
  3,600 Georgia-Pacific Corp. ....................................       247,050
 11,800 International Paper Co. ..................................       446,925
  1,400 Kimberly Clark Corp. .....................................       115,850
  4,050 Weyerhaeuser Co. .........................................       175,162
                                                                     -----------
                                                                       1,970,907
                                                                     -----------
        PRODUCER OF GOODS--2.5%
  5,600 Caterpillar, Inc. ........................................       329,000
 24,000 Deere & Co. ..............................................       846,000
 34,400 General Electric Co. .....................................     2,476,800
  4,200 Westinghouse Electric Corp. ..............................        69,300
                                                                     -----------
                                                                       3,721,100
                                                                     -----------

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(BACK BAY ADVISORS MANAGED SERIES)

INVESTMENTS AS OF DECEMBER 31, 1995

COMMON STOCKS--(CONTINUED)
                                          MEDIUM & LONG TERM BONDS & NOTES--
                                          31.6%

   SHARES                                                             VALUE (A)
          RAILROADS & SHIPPING--0.4%
   4,500  Norfolk Southern Corp. .................................   $   357,187
   4,200  Union Pacific Corp. ....................................       277,200
                                                                     -----------
                                                                         634,387
                                                                     -----------
          RESTAURANTS--0.3%
   5,000  Darden Restaurants, Inc. ...............................        59,375
   9,200  McDonald's Corp. .......................................       415,150
                                                                     -----------
                                                                         474,525
                                                                     -----------
          RETAIL--2.7%
  19,000  Albertsons, Inc. .......................................       624,625
   8,000  Dayton Hudson Corp. ....................................       600,000
  15,600  J.C. Penney Company, Inc. ..............................       742,950
  38,900  K-Mart Corp.(c).........................................       282,025
   5,400  Limited, Inc. ..........................................        93,825
   7,800  May Department Stores Co. ..............................       329,550
  11,400  Sears Roebuck and Co. ..................................       444,600
  11,625  Toys R US(c)............................................       252,844
  29,200  Wal-Mart Stores, Inc. ..................................       653,350
                                                                     -----------
                                                                       4,023,769
                                                                     -----------
          SOAPS & COSMETICS--2.8%
   6,260  Bristol-Myers Squibb Co. ...............................       537,577
  18,400  Gillette Co. ...........................................       959,100
  10,300  Procter & Gamble Co. ...................................       854,900
  12,400  Unilever, N.V. .........................................     1,745,300
                                                                     -----------
                                                                       4,096,877
                                                                     -----------
          STEEL--0.9%
  64,700  USX Marathon Group......................................     1,261,650
                                                                     -----------
          TOBACCO--1.1%
   8,500  American Brands, Inc. ..................................       379,313
  13,600  Philip Morris Companies, Inc. ..........................     1,230,800
     140  Schweitzer Mauduit International, Inc. .................         3,238
                                                                     -----------
                                                                       1,613,351
                                                                     -----------
          TRAVEL & RECREATION--1.3%
  33,700  Walt Disney Productions.................................     1,988,300
                                                                     -----------
          Total Common Stock
           (Identified cost $67,482,155)..........................    99,174,071
                                                                     -----------

    FACE
   AMOUNT                                                            VALUE (A)
             CORPORATE BONDS--16.8%
 $ 2,000,000 Appalachian Power Co.
              8.750%, 2/01/22....................................   $ 2,065,000
   2,500,000 Banco de Comercio Exterior,
              8.625%, 6/02/00....................................     2,587,500
   1,000,000 Boston Edison Co.
              7.800%, 5/15/10....................................     1,083,510
   2,000,000 Cemex SA
              8.875%, 6/10/98....................................     1,928,750
   2,000,000 Lehman Brothers Holdings, Inc.
              8.500%, 5/01/07....................................     2,244,240
   1,730,000 Lehman Brothers Holdings, Inc.
              8.800%, 3/01/15....................................     2,005,485
   1,000,000 Maxus Energy Corp.
              9.375% 11/01/03....................................       980,000
   1,000,000 Paramount Communications, Inc.
              8.250%, 8/01/22....................................     1,033,130
   1,485,000 Public Service Electric & Gas Co.
              8.750%, 11/01/21...................................     1,592,455
   2,100,000 Salomon, Inc.
              6.700%, 12/01/98...................................     2,109,765
   3,000,000 Tele Communications, Inc.
              9.800%, 2/1/12.....................................     3,597,510
  10,000,000 Time Warner Inc., Zero Coupon,
              12/17/12...........................................     3,512,500
      30,000 Viacom, Inc.
              8.000%, 7/07/06....................................        30,525
                                                                    -----------
                                                                     24,770,370
                                                                    -----------
             FOREIGN--4.4%
   8,500,000 Government of Canada,
              8.000%, 06/01/23(e)................................     6,526,544
                                                                    -----------
             YANKEE--9.5%
   3,000,000 Hydro Quebec,
              9.400%, 2/01/21....................................     3,807,690
   2,000,000 Hydro Quebec,
              8.050%, 7/07/24....................................     2,283,520
   5,000,000 News America Holdings, Inc.
              9.250%, 2/01/13....................................     5,889,200
   1,500,000 Province of Manitoba,
              9.125%, 1/15/18....................................     1,943,310
                                                                    -----------
                                                                     13,923,720
                                                                    -----------
             U.S. GOVERNMENT BONDS--0.9%
     564,805 Government National Mortgage Association,10.000%,
              9/15/18............................................       624,833
     644,823 Government National Mortgage Association,11.500%
              with various maturities to 2013....................       736,674
                                                                    -----------
                                                                      1,361,507
                                                                    -----------
             Total Medium & Long Term Bonds & Notes
              (Identified Cost $43,505,501)......................    46,582,141
                                                                    -----------

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(BACK BAY ADVISORS MANAGED SERIES)

INVESTMENTS AS OF DECEMBER 31, 1995

SHORT-TERM INVESTMENT--0.5%

  FACE
 AMOUNT                                                            VALUE (A)
 755,000 Household Finance Corp.
          5.650%, 1/02/96......................................   $    754,882
                                                                  ------------
         Short-Term Investments
          (Identified Cost $754,882)...........................        754,882
                                                                  ------------
         Total Investments--99.3%
          (Identified Cost $111,742,538)(b)....................    146,511,094
         Cash and Receivables..................................      1,297,345
         Liabilities...........................................       (272,703)
                                                                  ------------
         TOTAL NET ASSETS--100%................................   $147,535,736
                                                                  ============
(a) See Note 1A.
(b) Federal Tax Information:
  At December 31, 1995 the net unrealized appreciation on investments based on cost of $111,742,538 for federal income tax purposes was as follows:
         Aggregate gross unrealized appreciation for all
          investments in which there is an excess of value over
          tax cost.............................................   $ 37,122,196
         Aggregate gross unrealized depreciation for all
          investments in which there is an excess of tax cost
          over value...........................................     (2,353,640)
                                                                  ------------
         Net unrealized appreciation...........................   $ 34,768,556
                                                                  ============

(c) Non-income producing security.
(d) An American Depository Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.
(e) Denominated in Canadian dollars.

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(BACK BAY ADVISORS MANAGED SERIES)

STATEMENT OF ASSETS & LIABILITIES         STATEMENT OF OPERATIONS
DECEMBER 31, 1995                         YEAR ENDED DECEMBER 31, 1995

ASSETS
 Investments at value....................................           $146,511,094
 Cash....................................................                135,411
 Receivable for:
 Fund shares sold........................................                 51,543
 Dividends and interest..................................              1,109,230
 Foreign taxes...........................................                  1,161
                                                                    ------------
                                                                     147,808,439
LIABILITIES
 Payable for:
 Fund shares redeemed....................................  $117,533
 Withholding taxes.......................................       263
 Dividends declared......................................        14
 Accrued expenses:
 Management fees.........................................    62,259
 Deferred trustees' fees.................................    30,097
 Other expenses..........................................    62,537
                                                           --------
                                                                         272,703
                                                                    ------------
                                                                    $147,535,736
                                                                    ============
NET ASSETS
 Net Assets consist of:
 Capital paid in.........................................           $112,364,892
 Undistributed net investment income.....................                 45,930
 Accumulated net realized gains..........................                356,254
 Unrealized appreciation on investments and foreign
  currency...............................................             34,768,660
                                                                    ------------
NET ASSETS...............................................           $147,535,736
                                                                    ============
Computation of offering price:
Net asset value and redemption price per share
 ($147,535,736 divided by 902,267 shares of beneficial
 interest)...............................................           $     163.52
                                                                    ============
Identified cost of investments...........................           $111,742,538
                                                                    ============

INVESTMENT INCOME
 Dividends..........................................              $ 2,472,077(a)
 Interest...........................................                3,879,528
                                                                  -----------
                                                                    6,351,605
EXPENSES
 Management fees....................................  $   675,739
 Trustees' fees and expenses........................       34,040
 Custodian..........................................       63,948
 Audit and tax services.............................       15,400
 Legal..............................................       12,300
 Printing...........................................       58,064
 Registration.......................................            7
 Miscellaneous......................................        4,504
                                                      -----------
  Total expenses....................................      864,002
                                                                      864,002
                                                                  -----------
NET INVESTMENT INCOME...............................                5,487,603
REALIZED AND UNREALIZED GAIN ON INVESTMENTS, FUTURES
 CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
 Realized gain on:
 Investments--net...................................    2,204,391
 Futures contracts closed--net......................       84,750
 Foreign currency transactions--net.................      277,284
                                                      -----------
  Total realized gain on investments and foreign
   currency transactions............................    2,566,425
                                                      -----------
 Unrealized appreciation on:
 Investments--net...................................   28,568,142
 Foreign currency transactions--net                           105
                                                      -----------
  Total unrealized appreciation on investments and
   foreign currency transactions....................   28,568,247
                                                      -----------
Net gain on investment transactions.................               31,134,672
                                                                  -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS..........              $36,622,275
                                                                  ===========

(a) Net of foreign taxes of: $17,070

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(BACK BAY ADVISORS MANAGED SERIES)

STATEMENT OF CHANGES IN NET ASSETS

                                                      YEAR ENDED    YEAR ENDED
                                                     DECEMBER 31,  DECEMBER 31,
                                                         1994          1995
                                                     ------------  ------------
FROM OPERATIONS
 Net investment income.............................  $  4,885,826  $  5,487,603
 Net realized gain (loss) on investments and for-
  eign currency transactions.......................    (1,227,890)    2,566,425
 Unrealized appreciation (depreciation) on invest-
  ments, and foreign currency transactions.........    (4,971,428)   28,568,247
                                                     ------------  ------------
 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.    (1,313,492)   36,622,275
                                                     ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income.............................    (4,847,688)   (5,487,603)
 In excess of net investment income................             0      (212,274)
 Net realized gain on investments..................             0      (764,206)
                                                     ------------  ------------
                                                       (4,847,688)   (6,464,083)
                                                     ------------  ------------
FROM CAPITAL SHARES TRANSACTIONS
 Proceeds from sale of shares......................    38,433,190    22,221,525
 Net asset value of shares issued in connection
  with the reinvestment of:
 Distributions from net investment income..........     4,847,688     5,699,877
 Distributions from net realized gain..............             0       764,206
                                                     ------------  ------------
                                                       43,280,878    28,685,608
 Cost of shares redeemed...........................   (36,581,093)  (33,185,396)
                                                     ------------  ------------
 INCREASE (DECREASE) IN NET ASSETS DERIVED FROM
  CAPITAL SHARE TRANSACTIONS.......................     6,699,785    (4,499,788)
                                                     ------------  ------------
 TOTAL INCREASE IN NET ASSETS......................       538,605    25,658,404
NET ASSETS
 Beginning of the year.............................   121,338,727   121,877,332
                                                     ------------  ------------
 End of the year...................................  $121,877,332  $147,535,736
                                                     ============  ============
UNDISTRIBUTED NET INVESTMENT INCOME
 Beginning of the year.............................  $      6,388  $         85
                                                     ============  ============
 End of the year...................................  $         85  $     45,930
                                                     ============  ============
NUMBER OF SHARES OF THE FUND:
 Issued from the sale of shares....................       285,556       150,563
 Issued in connection with the reinvestment of:
 Distributions from net investment income..........        37,014        35,150
 Distributions from net realized gain..............             0         4,713
                                                     ------------  ------------
                                                          322,570       190,426
 Redeemed..........................................      (271,720)     (223,554)
                                                     ------------  ------------
 Net change........................................        50,850       (33,128)
                                                     ============  ============

FINANCIAL HIGHLIGHTS

                                         YEAR ENDED DECEMBER 31,
                                ----------------------------------------------
                                 1991     1992      1993      1994      1995
                                -------  -------  --------  --------  --------
Net Asset Value, Beginning of
 Year.......................... $112.79  $127.87  $ 130.26  $ 137.18  $ 130.30
                                -------  -------  --------  --------  --------
Income From Investment Opera-
 tions
 Net Investment Income.........    6.41     5.14      4.35      5.42      6.34
 Net Realized and Unrealized
  Gain (Loss) on Investments...   16.23     3.45      9.58     (6.92)    34.33
                                -------  -------  --------  --------  --------
 Total From Investment Opera-
  tions........................   22.64     8.59     13.93     (1.50)    40.67
                                -------  -------  --------  --------  --------
Less Distributions
 Distributions From Net Invest-
  ment Income..................   (6.41)   (5.13)    (4.36)    (5.38)    (6.34)
 Distributions in Excess of Net
  Investment Income............    0.00     0.00      0.00      0.00     (0.23)
 Distributions From Net Real-
  ized Capital Gains...........   (1.15)   (1.07)    (2.65)     0.00     (0.88)
                                -------  -------  --------  --------  --------
 Total Distributions...........   (7.56)   (6.20)    (7.01)    (5.38)    (7.45)
                                -------  -------  --------  --------  --------
Net Asset Value, End of Year... $127.87  $130.26  $ 137.18  $ 130.30  $ 163.52
                                =======  =======  ========  ========  ========
TOTAL RETURN (%)...............   20.17     6.70     10.65     (1.11)    31.26
Ratio of Operating Expenses to
 Average Net Assets (%)........    0.55     0.54      0.53      0.54      0.64
Ratio of Net Investment Income
 to Average Net Assets (%).....    5.45     5.32      3.65      3.98      4.06
Portfolio Turnover Rate (%)....      36       36        22        76        51
Net Assets, End of Year (000).. $49,995  $77,575  $121,339  $121,877  $147,536

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SERIES)

INVESTMENTS AS OF DECEMBER 31, 1995

BONDS & NOTES--80.4% OF TOTAL NET ASSETS

    FACE
   AMOUNT                                                            VALUE (A)
             CORPORATE BONDS--31.6%
 $   150,000 American Safety Razor Co. 9.875%, 8/01/05...........   $   153,000
     150,000 Bally's Park Place Funding 9.250%, 3/15/04..........       151,875
     100,000 Berry Plastics 12.250%, 4/15/04.....................       105,750
     150,000 Borg Warner Sec. Corp.
              9.125%, 5/01/03....................................       135,187
     150,000 Cole National Group, Inc. 11.250%, 10/01/01.........       150,750
     100,000 Crown Paper Co. 11.000%, 9/01/05....................        87,750
     100,000 Empress River Casino Financial Corp. 10.750%,
              4/01/02............................................       103,250
     150,000 Grand Casino, Inc.
              10.125%, 12/01/03..................................       156,750
     150,000 Harris Chemical of North America, Inc. Zero Coupon,
              7/15/01 (n)........................................       144,000
     100,000 Herff Jones, Inc. 11.000%, 8/15/05..................       107,250
     200,000 In Flight Phone Corp.
              zero coupon, 5/15/02(j) (n)........................        74,000
     150,000 Jordan Industries, Inc.
              10.375%, 8/01/03...................................       133,500
     150,000 Katz Corp. 12.750%, 11/15/02 .......................       158,063
     250,000 Marcus Cable Co.
              Zero Coupon, 12/15/05 (n)..........................       170,000
     150,000 Pathmark Stores, Inc. 9.625%, 5/01/03...............       145,313
     150,000 RBX Corp. 11.250%, 10/15/05.........................       148,125
     150,000 Renco Metals, Inc. 12.000%, 7/15/00.................       151,500
     150,000 Selmer, Inc. 11.000%, 5/15/05.......................       148,875
     150,000 Sinclair Broadcast Group, Inc. 10.000%, 9/30/05.....       153,750
     100,000 Specialty Retailers, Inc. 11.000%, 8/15/03..........        91,000
     150,000 Telex Communications, Inc. 12.000%, 7/15/04.........       154,875
     100,000 United States Leasing International 8.450%, 1/25/05.       114,291
      50,000 Waters Corp. 12.750%, 9/30/04.......................        56,625
                                                                    -----------
                                                                      2,995,479
                                                                    -----------
             FOREIGN CORPORATE BONDS--1.7%
     300,000 International Semi Tech. Zero Coupon, 8/15/03 (n)...       163,500
                                                                    -----------
             FOREIGN GOVERNMENT BONDS--29.6%
     400,000 Argentina (Republic of)
              6.5000%, 3/31/05...................................       285,000
   1,000,000 Belgium (Kingdom of) 6.500%, 3/31/05(c).............        33,530
     583,665 Brazil (Federal Republic of) C Bonds 4.000%,
              4/15/14............................................       334,878
     190,000 Brazil (Federal Republic of) 6.6875%, 1/01/01.......       169,290
     250,000 Brazil (Federal Republic of) 4.250%, 4/15/24........       132,813

    FACE
   AMOUNT                                                            VALUE (A)
 $   500,000 Bulgaria (National Republic of) 2.000%, 7/28/12.....   $   132,500
      14,000 Canada (Government of) 6.250%, 2/01/98(d)...........        10,304
      28,000 Canada (Government of) 9.000%, 12/01/04(d)..........        23,110
      30,000 Denmark (Kingdom of) 7.000%, 12/15/04(e)............         5,381
      60,000 Denmark (Kingdom of) 9.000%, 11/15/98(e)............        11,771
      50,000 Dutch (Government of) 6.250%, 7/15/98(f)............        32,639
      45,000 Dutch (Government of) 7.000%, 6/15/05(f)............        29,992
     500,000 Ecuador (Republic of) 3.000%, 2/28/25...............       181,563
     210,000 Germany (Federal Republic of) 6.000%, 2/20/98(g)....       152,540
     290,000 Germany (Federal Republic of) 8.375%, 5/21/01(g)....       231,413
     120,000 Germany (Federal Republic of) 7.375%, 1/03/05(g)....        91,416
  75,000,000 Italy (Republic of) 9.500%, 12/01/97(h).............        46,730
  30,000,000 Italy (Republic of) 9.500%, 1/01/05(h)..............        17,693
      50,000 Indah Kiat International Finance Co.
              12.500%, 6/15/06 ..................................        52,188
   9,000,000 Japan 4.200%, 9/21/15(i)............................        93,138
     250,000 Mexico Par Series B 6.250%, 12/31/19(j).............       163,750
     700,000 Poland (Republic of) 3.750%, 10/27/14...............       451,500
     430,000 Spain (Government of) 10.000%, 2/28/05(k)...........         3,595
   2,320,000 Spain (Government of) 11.450%, 8/30/98(k)...........        20,098
      65,000 UK Treasury 7.000%, 11/06/01(l).....................       101,073
                                                                    -----------
                                                                      2,807,905
                                                                    -----------
             U.S. GOVERNMENT BONDS--17.5%
     500,000 Federal Home Loan Bank 6.490%, 9/08/97..............       509,735
     375,000 Federal National Mortgage Association 7.520%,
              8/26/05............................................       381,900
     300,000 Federal National Mortgage Association 6.500%,
              1/01/99............................................       296,343
      90,000 United States Treasury Bond 6.125%, 5/31/97.........        91,139
     100,000 United States Treasury Bond 5.625%, 11/30/00........       100,996
     100,000 United States Treasury Bond 6.500%, 8/15/05.........       106,615
     150,000 United States Treasury Bond 6.875%, 8/15/25.........       169,171
                                                                    -----------
                                                                      1,655,899
                                                                    -----------
             Total Bonds & Notes
              (Identified Cost $7,433,037).......................     7,622,783
                                                                    -----------


                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SERIES)

INVESTMENTS AS OF DECEMBER 31, 1995

SHORT-TERM INVESTMENTS--19.7%

    FACE
   AMOUNT                                                           VALUE (A)
 $ 1,869,000 Repurchase agreement with State Street Bank & Trust
              Company dated 12/29/95 at 5.750% to be repurchased
              at $1,870,194 on 1/2/96 collateralized by
              $1,900,000. U.S. Treasury Note 5.125% due 4/30/98
              with a value of $1,911,039........................   $ 1,869,000
                                                                   -----------
             Total Short-Term Investment
              (Identified Cost $1,869,000)......................     1,869,000
                                                                   -----------
             Total Investments--100.1%
              (Identified Cost $9,302,037)(b)...................     9,491,783
             Cash and Receivables(m)............................     2,155,052
             Liabilities........................................    (2,162,711)
                                                                   -----------
             TOTAL NET ASSETS--100%.............................   $ 9,484,124
                                                                   ===========
(a) See Note 1a.
(b) Federal Tax Information:
  At December 31, 1995 the net unrealized appreciation on investments based on cost of $9,303,178 for federal income tax purposes was as follows:
             Aggregate gross unrealized appreciation for all
              investments in which there is an excess of value
              over tax cost.....................................   $   283,052
             Aggregate gross unrealized depreciation for all
              investments in which there is an excess of tax
              cost over value...................................       (94,447)
                                                                   -----------
             Net unrealized appreciation........................   $   188,605
                                                                   ===========

(c) Denominated in Belgium francs.
(d) Denominated in Canadian dollars.
(e) Denominated in Danish kroner.
(f) Denominated in Netherland guilden.
(g) Denominated in German marks.
(h) Denominated in Italian lire.
(i) Denominated in Japanese yen.
(j) Rights attached.
(k) Denominated in Spanish pesetas.
(l) Denominated in Great British pound sterling.
(m) Including deposits in foreign denominated currencies with a value of $21,814 and a cost of $21,724.
(n) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SERIES)

STATEMENT OF ASSETS & LIABILITIES         STATEMENT OF OPERATIONS
DECEMBER 31, 1995                         YEAR ENDED DECEMBER 31, 1995

ASSETS
Investments at value:
 Securities.............................................             $ 7,622,783
 Repurchase agreements..................................               1,869,000
                                                                     -----------
  Total investments.....................................               9,491,783
 Cash...................................................                     145
 Foreign cash at value..................................                  21,814
 Receivable for:
 Fund shares sold.......................................                 120,471
 Open forward currency contracts........................               1,800,807
 Accrued interest.......................................                 187,837
 Foreign taxes..........................................                     271
 Due from advisor.......................................                  16,000
 Unamortized organization expense.......................                   7,707
                                                                     -----------
                                                                      11,646,835
LIABILITIES
 Payable for:
 Securities purchased...................................  $  295,750
 Open forward currency contracts........................   1,837,293
 Fund shares redeemed...................................         450
 Withholding Taxes......................................         288
 Accrued expenses:
 Management fees........................................       2,288
 Other expenses.........................................      26,642
                                                          ----------
                                                                       2,162,711
                                                                     -----------
                                                                     $ 9,484,124
                                                                     ===========
NET ASSETS
 Net Assets consist of:
 Capital paid in........................................             $ 9,260,335
 Undistributed net investment income....................                  50,354
 Accumulated net realized gains.........................                  19,941
 Unrealized appreciation on investments, forward
  contracts and foreign currency........................                 153,494
                                                                     -----------
NET ASSETS..............................................             $ 9,484,124
                                                                     ===========
Computation of offering price:
Net asset value and redemption price per share
 ($9,484,124 divided by 874,477 shares of beneficial
 interest)..............................................             $     10.85
                                                                     ===========
Identified cost of investments..........................             $ 9,302,037
                                                                     ===========

INVESTMENT INCOME
 Interest................................................            $506,785(a)
                                                                     --------
                                                                      506,785
EXPENSES
 Management fees.........................................  $ 35,085
 Trustees' fees and expenses.............................    15,052
 Custodian...............................................    47,259
 Audit and tax services..................................    19,800
 Legal...................................................    10,821
 Printing................................................     1,550
 Registration............................................         7
 Insurance...............................................        49
 Amortization of organization expenses...................     2,345
 Miscellaneous...........................................     2,033
                                                           --------
  Total expenses.........................................   134,001
  Less expenses assumed by the investment adviser........   (88,120)   45,881
                                                           --------  --------
NET INVESTMENT INCOME....................................             460,904
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
 FORWARD CURRENCY CONTRACTS AND FOREIGN CURRENCY
 TRANSACTIONS
 Realized gain on:
 Investments--net........................................   238,818
 Foreign currency transactions--net......................     9,623
                                                           --------
  Total realized gain on investments and foreign currency
   transactions..........................................   248,441
                                                           --------
 Unrealized appreciation (depreciation) on:
 Investments--net........................................   222,618
 Foreign currency transactions--net......................   (14,528)
                                                           --------
  Total unrealized appreciation on investments, forwards
   contracts and foreign currency transactions...........   208,090
                                                           --------
Net gain on investment transactions......................             456,531
                                                                     --------
NET INCREASE IN NET ASSETS FROM OPERATIONS...............            $917,435
                                                                     ========

(a) Net of foreign taxes of: $889

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES SERIES)

STATEMENT OF CHANGES IN NET ASSETS

                                                 FOR THE PERIOD
                                              OCTOBER 31, 1994 (A)  YEAR ENDED
                                                    THROUGH        DECEMBER 31,
                                               DECEMBER 31, 1994       1995
                                              -------------------- ------------
FROM OPERATIONS
 Net investment income......................      $    40,922      $   460,904
 Net realized gain (loss) on investments and
  foreign currency transactions.............          (36,161)         248,441
 Unrealized appreciation (depreciation) on
  investments, and foreign currency transac-
  tions.....................................          (54,596)         208,090
                                                  -----------      -----------
 INCREASE (DECREASE) IN NET ASSETS FROM OP-
  ERATIONS..................................          (49,835)         917,435
                                                  -----------      -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income......................          (40,922)        (435,233)
 In excess of investment income.............           (1,078)               0
 Net realized gain on investments...........                0         (170,001)
                                                  -----------      -----------
                                                      (42,000)        (605,234)
                                                  -----------      -----------
FROM CAPITAL SHARES TRANSACTIONS
 Proceeds from sale of shares...............        1,060,215        9,873,846
 Net asset value of shares issued in connec-
  tion with the reinvestment of:
 Distributions from net investment income...           42,000          435,233
 Distributions from net realized gain.......                0          170,001
                                                  -----------      -----------
                                                    1,102,215       10,479,080
 Cost of shares redeemed....................       (1,060,215)      (4,757,322)
                                                  -----------      -----------
 INCREASE IN NET ASSETS DERIVED FROM CAPITAL
  SHARE TRANSACTIONS........................           42,000        5,721,758
                                                  -----------      -----------
 TOTAL INCREASE (DECREASE) IN NET ASSETS....          (49,835)       6,033,959
NET ASSETS
 Beginning of the year......................        3,500,000        3,450,165
                                                  -----------      -----------
 End of the year............................      $ 3,450,165      $ 9,484,124
                                                  ===========      ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 Beginning of the year......................      $         0      $         0
                                                  ===========      ===========
 End of the year............................      $         0      $    50,354
                                                  ===========      ===========
NUMBER OF SHARES OF THE FUND:
 Issued from the sale of shares.............          106,727          919,222
 Issued in connection with the reinvestment
  of:
 Distributions from net investment income...            4,325           40,562
 Distributions from net realized gain.......                0           15,844
                                                  -----------      -----------
                                                      111,052          975,628
 Redeemed...................................         (106,727)        (455,476)
                                                  -----------      -----------
 Net change.................................            4,325          520,152
                                                  ===========      ===========

(a) Commencement of Operations

FINANCIAL HIGHLIGHTS

                                                 OCTOBER 31, 1994 *  YEAR ENDED
                                                      THROUGH       DECEMBER 31,
                                                 DECEMBER 31, 1994      1995
                                                 ------------------ ------------
Net Asset Value, Beginning of Year.............        $10.00          $ 9.74
                                                       ------          ------
INCOME FROM INVESTMENT OPERATIONS
 Net Investment Income.........................          0.12            0.58
 Net Realized and Unrealized Gain (Loss) on
  Investments..................................         (0.26)           1.30
                                                       ------          ------
 Total From Investment Operations..............         (0.14)           1.88
                                                       ------          ------
LESS DISTRIBUTIONS
 Distributions From Net Investment Income......         (0.12)          (0.55)
 Distributions From Net Realized Capital Gains.          0.00           (0.22)
                                                       ------          ------
 Total Distributions...........................         (0.12)          (0.77)
                                                       ------          ------
Net Asset Value, End of Year...................        $ 9.74          $10.85
                                                       ======          ======
TOTAL RETURN (%)...............................         (1.40)***       19.38
Ratio of Operating Expenses to Average Net
 Assets (%)....................................          0.85 **         0.84
Ratio of Net Investment Income to Average Net
 Assets (%)....................................          7.05 **         8.39
Portfolio Turnover Rate (%)....................           403             202
Net Assets, End of Year (000)..................        $3,450          $9,484
The ratios of expenses to average net assets
 without giving effect to the voluntary expense
 limitations described in Note 4 to the
 Financial Statements would have been (%)......          2.01 **         2.44

* Commencement of Operations
** Computed on an annualized basis.
*** Not computed on an annualized basis.

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(BACK BAY ADVISORS BOND INCOME SERIES)

INVESTMENTS AS OF DECEMBER 31, 1995

BONDS & NOTES--92.7% OF TOTAL NET ASSETS

    FACE
   AMOUNT                                                            VALUE (A)
            CORPORATE BONDS AND NOTES--66.3%
            BROADCASTING--1.0%
 $1,500,000 Viacom Inc. 7.625%, 1/15/16..........................   $  1,517,655
                                                                    ------------
            CHEMICALS--3.5%
  4,850,000 Dow Chemical Co.
             8.550%, 10/15/09....................................      5,745,260
                                                                    ------------
            FINANCIAL--6.8%
  4,000,000 American General Financing, 8.450%, 10/15/09.........      4,734,680
  4,160,000 Associates Corp. of North America, 8.550%, 7/15/09...      4,995,203
  1,275,000 Toronto Dominion Bank Ontario, 7.875%, 8/15/04.......      1,394,391
                                                                    ------------
                                                                      11,124,274
                                                                    ------------
            FOREIGN--4.1%
  3,000,000 British Columbia Province Canada,
             7.750%, 06/16/03....................................      2,276,265
  2,000,000 Government of Canada, 9.000%, 12/1/04(c).............      1,650,751
  2,250,000 Government of Canada, 7.500%, 09/01/00(c)............      1,709,555
  1,300,000 Ontario Hydro, 8.875%, 10/25/05(c)...................      1,025,815
                                                                    ------------
                                                                       6,662,386
                                                                    ------------
            LEISURE--2.5%
  1,250,000 ITT Corp. 7.750%, 11/15/25...........................      1,281,250
  2,500,000 Time Warner Inc. 9.150%, 2/01/23.....................      2,865,350
                                                                    ------------
                                                                       4,146,600
                                                                    ------------
            OIL AND GAS--4.7%
  1,050,000 Coastal Corp. 10.000%, 2/01/01.......................      1,217,906
    800,000 Oryx Energy Co. 10.000%, 6/15/99.....................        870,288
  3,290,000 Oryx Energy Co. 10.000%, 4/01/01.....................      3,653,874
    500,000 Oryx Energy Co. 8.000%, 10/15/03.....................        511,200
  1,250,000 USX Marathon Group, 9.125%, 1/15/13..................      1,437,175
                                                                    ------------
                                                                       7,690,443
                                                                    ------------
            PUBLISHING--4.0%
  4,000,000 News America Holdings Inc. 9.500%, 7/15/24...........      4,952,680
  2,150,000 Western Publishing Group, Inc. 7.650%, 9/15/02.......      1,526,500
                                                                    ------------
                                                                       6,479,180
                                                                    ------------

    FACE
   AMOUNT                                                            VALUE (A)
            TELECOMMUNICATIONS--7.7%
 $3,250,000 AT&T Corp. 8.350%, 1/15/25...........................   $  3,706,723
  3,335,000 Tele-Communications Inc. 9.250%, 1/15/23.............      3,643,387
  4,500,000 US West Communication, 8.875%, 6/01/31...............      5,244,525
                                                                    ------------
                                                                      12,594,635
                                                                    ------------
            UTILITIES--(DIVERSIFIED)--10.2%
  1,250,000 Arizona Public Service Co. 10.250%, 5/15/20..........      1,448,950
  1,950,000 Long Island Lighting Co. 8.900%, 7/15/19.............      1,998,555
  1,250,000 New York State Electric & Gas Co. 9.875%, 2/01/20....      1,326,250
  4,250,000 New York State Electric & Gas Co. 8.875%, 11/01/21...      4,662,633
  7,000,000 Tennessee Valley Authority, 6.125%, 7/15/03..........      7,077,490
                                                                    ------------
                                                                      16,513,878
                                                                    ------------
            UTILITIES--(ELECTRIC)--8.9%
  1,500,000 Alabama Power Co.
             8.750%, 12/01/21....................................      1,599,975
  4,200,000 Arizona Public Service Co. 8.000%, 12/30/15..........      4,512,186
  3,244,000 Ohio Edison, 9.120%, 5/30/16.........................      3,331,750
    300,000 Texas Utilities Electric Co. 10.150%, 3/01/99........        335,748
  1,700,000 Texas Utilities Electric Co. 8.875%, 2/01/22.........      2,016,829
  2,400,000 Texas Utilities Electric Co. 8.500%, 8/01/24.........      2,711,784
                                                                    ------------
                                                                      14,508,272
                                                                    ------------
            UTILITIES--(GAS)--3.7%
  3,000,000 ANR Pipeline Co. 7.000% 6/01/25......................      3,179,880
  2,400,000 Southern California Gas Co. 8.750%, 10/01/21.........      2,813,520
                                                                    ------------
                                                                       5,993,400
                                                                    ------------
            YANKEE--9.2%
    900,000 British Columbia Hydro & Power, 12.500%, 9/01/13.....      1,082,088
  1,750,000 Canadian Pac. Limited,
             8.850%, 06/01/22(c).................................      2,031,488
  4,000,000 Hydro Quebec, 8.050%, 7/07/24........................      4,585,160
    600,000 Maxus Energy Corp. 10.190%, 5/09/96..................        603,000
  1,500,000 Maxus Energy Corp. 11.500%, 11/15/15.................      1,560,000

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(BACK BAY ADVISORS BOND INCOME SERIES)

INVESTMENTS AS OF DECEMBER 31, 1995

BONDS & NOTES--(CONTINUED)                SHORT-TERM INVESTMENTS--5.5%

    FACE
   AMOUNT                                                           VALUE (A)
            YANKEE--(CONTINUED)
 $1,125,000 Mexico (United Mexican State) 6.250%, 12/31/19(d)...   $    736,875
    450,000 Petroleos Mexicanos,
             7.988%, 4/07/97....................................        451,125
  3,100,000 Petroleos Mexicanos,
             8.625%, 12/01/23...................................      2,297,875
  1,500,000 Republic of Coumbia
             8.750%, 10/06/99(c)................................      1,586,625
                                                                   ------------
                                                                     14,934,236
                                                                   ------------
            Total Corporate Bonds and Notes (Identified Cost
             $101,828,372)......................................    107,910,219
                                                                   ------------
            U.S. GOVERNMENT AND AGENCIES--26.4%
     58,620 Federal Home Loan Bank, 9.000%, 5/01/01.............         61,222
     22,724 Federal Home Loan Bank, 9.000%, 9/01/01.............         23,732
  6,000,000 Federal National Mortgage Association, 7.850%,
             9/10/04............................................      6,369,780
  8,512,707 Government National Mortgage Association,
             7.000% with various maturities to 2025.............      8,621,754
  7,031,415 Government National Mortgage Association,
             7.500% with various maturities to 2025.............      7,237,998
  2,361,666 Government National Mortgage Association,
             8.5000% with various maturities to 2022............      2,481,237
    256,441 Government National Mortgage Association,
             9.000%, 10/15/16...................................        271,907
  2,500,000 Student Loan Marketing Association, 7.820%,
             10/14/99...........................................      2,541,050
  1,500,000 U.S. Treasury Notes,
             6.375%, 7/15/99....................................      1,551,810
  2,500,000 U.S. Treasury Notes, 8.500%, 11/15/00...............      2,831,125
  3,500,000 U.S. Treasury Notes,
             8.000%, 5/15/01....................................      3,920,665
  7,000,000 U.S. Treasury Notes,
             5.750%, 8/15/03....................................      7,094,150
                                                                   ------------
            Total U.S. Government and Agencies (Identified Cost
             $42,534,087).......................................     43,006,430
                                                                   ------------
            Total Bonds and Notes
             (Identified Cost $144,362,459).....................    150,916,649
                                                                   ------------

    FACE
   AMOUNT                                                          VALUE (A)
            COMMERCIAL PAPER--5.5%
 $2,930,000 American Express Credit Corp. 5.000%, 1/02/96......   $  2,929,593
  6,000,000 Household Finance Corp. 5.65%, 1/02/96.............      5,999,058
                                                                  ------------
                                                                     8,928,651
                                                                  ------------
            Total Short-Term Investments (Identified Cost
             $8,928,651).......................................      8,928,651
                                                                  ------------
            Total Investments--98.2%
             (Identified Cost $153,291,110)(b).................    159,845,300
            Cash and Receivables...............................      3,181,792
            Liabilities........................................       (315,142)
                                                                  ------------
            TOTAL NET ASSETS--100%.............................   $162,711,950
                                                                  ============
(a) See Note 1A.
(b) Federal Tax Information:
  At December 31, 1995 the net unrealized appreciation on investments based on cost of $153,322,185 for federal income tax purposes was as follows:
            Aggregate gross unrealized appreciation for all
             investments in which there is an excess of value
             over tax cost.....................................   $  7,425,469
            Aggregate gross unrealized depreciation for all
             investments in which there is an excess of tax
             cost over value...................................       (902,354)
                                                                  ------------
            Net unrealized appreciation........................   $  6,523,115
                                                                  ============
  As of December 1995, the Series had a net tax basis capital loss carryforward as follows:
            Expiring December 31, 2002.........................   $    362,321

(c) Denominated in Canadian dollars.
(d) Rights attached.

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(BACK BAY ADVISORS BOND INCOME SERIES)

STATEMENT OF ASSETS & LIABILITIES         STATEMENT OF OPERATIONS
DECEMBER 31, 1995                         YEAR ENDED DECEMBER 31, 1995

ASSETS
 Investments at value....................................          $159,845,300
 Cash....................................................                 7,615
 Receivable for:
 Fund shares sold........................................               168,756
 Accrued interest........................................             3,005,421
                                                                   ------------
                                                                    163,027,092
LIABILITIES
 Payable for:
 Fund shares redeemed....................................  155,010
 Withholding Taxes.......................................      157
 Accrued expenses:
 Management fees.........................................   54,164
 Deferred trustees' fees.................................   33,695
 Other expenses..........................................   72,116
                                                           -------
                                                                        315,142
                                                                   ------------
                                                                   $162,711,950
                                                                   ============
NET ASSETS
 Net Assets consist of:
 Capital paid in.........................................          $156,446,786
 Undistributed net investment income.....................                53,292
 Accumulated net realized losses.........................              (341,858)
 Unrealized appreciation on investments and foreign
  currency...............................................             6,553,730
                                                                   ------------
NET ASSETS...............................................          $162,711,950
                                                                   ============
Computation of offering price:
Net asset value and redemption price per share
 ($162,711,950 divided by 1,497,241 shares of beneficial
 interest)...............................................          $     108.67
                                                                   ============
Identified cost of investments...........................          $153,291,110
                                                                   ============

INVESTMENT INCOME
 Interest..............................................              $11,118,852
                                                                     -----------
                                                                      11,118,852
EXPENSES
 Management fees.......................................  $  572,279
 Trustees' fees and expenses...........................      32,681
 Custodian.............................................      77,692
 Audit and tax services................................      15,100
 Legal.................................................      10,175
 Printing..............................................      69,031
 Registration..........................................           7
 Miscellaneous.........................................       6,494
                                                         ----------
  Total expenses.......................................                  783,459
                                                                     -----------
NET INVESTMENT INCOME..................................               10,335,393
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, AND
 FOREIGN CURRENCY TRANSACTIONS
 Realized gain (loss) on:
 Investments--net......................................   1,968,574
 Foreign currency transactions--net                        (408,762)
                                                         ----------
  Total realized gain on
   investments and foreign currency transactions.......   1,559,812
                                                         ----------
 Unrealized appreciation on:
 Investments--net......................................  15,388,967
 Foreign currency transactions--net....................       3,212
                                                         ----------
  Total unrealized appreciation on investments and
   foreign currency transactions.......................  15,392,179
                                                         ----------
Net gain on investment transactions....................               16,951,991
                                                                     -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS.............              $27,287,384
                                                                     ===========

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(BACK BAY ADVISORS BOND INCOME SERIES)

STATEMENT OF CHANGES IN NET ASSETS

                                                      YEAR ENDED    YEAR ENDED
                                                     DECEMBER 31,  DECEMBER 31,
                                                         1994          1995
                                                     ------------  ------------
FROM OPERATIONS
 Net investment income.............................  $  8,708,335  $ 10,335,393
 Net realized gain (loss) on investments and for-
  eign currency transactions.......................    (2,245,611)    1,559,812
 Unrealized appreciation (depreciation) on invest-
  ments, and foreign currency transactions.........   (10,925,944)   15,392,179
                                                     ------------  ------------
 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.    (4,463,220)   27,287,384
                                                     ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income.............................    (8,697,370)   (9,888,438)
 In excess of net investment income................        (6,472)            0
                                                     ------------  ------------
                                                       (8,703,842)   (9,888,438)
                                                     ------------  ------------
FROM CAPITAL SHARES TRANSACTIONS
 Proceeds from sale of shares......................    50,909,294    46,886,957
 Net asset value of shares issued in connection
  with the reinvestment of:
 Distributions from net investment income..........     8,703,842     9,888,437
                                                     ------------  ------------
                                                       59,613,136    56,775,394
 Cost of shares redeemed...........................   (51,454,492)  (37,696,007)
                                                     ------------  ------------
 INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE
  TRANSACTIONS.....................................     8,158,644    19,079,387
                                                     ------------  ------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS...........    (5,008,418)   36,478,333
NET ASSETS
 Beginning of the year.............................   131,242,035   126,233,617
                                                     ------------  ------------
 End of the year...................................  $126,233,617  $162,711,950
                                                     ============  ============
UNDISTRIBUTED NET INVESTMENT INCOME
 Beginning of the year.............................  $          0  $          0
                                                     ============  ============
 End of the year...................................  $          0  $     53,292
                                                     ============  ============
NUMBER OF SHARES OF THE FUND:
 Issued from the sale of shares....................       493,361       440,564
 Issued in connection with the reinvestment of:
 Distributions from net investment income..........        90,987        91,832
                                                     ------------  ------------
                                                          584,348       532,396
 Redeemed..........................................      (499,476)     (356,518)
                                                     ------------  ------------
 Net change........................................        84,872       175,878
                                                     ============  ============

FINANCIAL HIGHLIGHTS

                                         YEAR ENDED DECEMBER 31,
                                ----------------------------------------------
                                 1991     1992      1993      1994      1995
                                -------  -------  --------  --------  --------
Net Asset Value, Beginning of
 Year.......................... $ 97.61  $103.44  $ 103.47  $ 106.14  $  95.53
                                -------  -------  --------  --------  --------
Income From Investment Opera-
 tions
 Net Investment Income.........    8.53     7.96      5.70      7.05      7.34
 Net Realized and Unrealized
  Gain (Loss) on Investments...    8.90     0.51      7.38    (10.61)    12.85
                                -------  -------  --------  --------  --------
 Total From Investment Opera-
  tions........................   17.43     8.47     13.08     (3.56)    20.19
                                -------  -------  --------  --------  --------
Less Distributions
 Distributions From Net Invest-
  ment Income..................   (9.47)   (6.87)    (6.20)    (7.05)    (7.05)
 Distributions In Excess of Net
  Investment Income............    0.00     0.00     (0.05)     0.00      0.00
 Distributions From Net Real-
  ized Capital Gains...........   (2.13)   (1.57)    (4.16)     0.00      0.00
                                -------  -------  --------  --------  --------
 Total Distributions...........  (11.60)   (8.44)   (10.41)    (7.05)    (7.05)
                                -------  -------  --------  --------  --------
Net Asset Value, End of Year... $103.44  $103.47  $ 106.14  $  95.53  $ 108.67
                                =======  =======  ========  ========  ========
TOTAL RETURN (%)...............   17.96     8.18     12.61     (3.36)    21.20
Ratio of Operating Expenses to
 Average Net Assets (%)........    0.45     0.44      0.43      0.44      0.55
Ratio of Net Investment Income
 to Average Net Assets (%).....    8.27     7.70      6.47      6.75      7.22
Portfolio Turnover Rate (%)....     193       71       177        82        73
Net Assets, End of Year (000).. $49,369  $83,057  $131,242  $126,234  $162,712

As of January 1, 1993, the Bond Income Series discontinued the use of equalization accounting.

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(SALOMON BROS. U.S. GOVERNMENT SERIES)

INVESTMENTS AS OF DECEMBER 31, 1995

BONDS & NOTES--92.0% OF TOTAL NET ASSETS SHORT-TERM INVESTMENTS--17.4%

   FACE
  AMOUNT                                                              VALUE (A)
           FEDERAL AGENCY--60.9%
 $ 250,000 Federal Home Loan Banks
            6.49%, 9/08/97..........................................  $  254,867
   300,000 Federal Home Loan Banks
            5.94%, 6/13/00..........................................     304,188
   391,841 Federal Home Loan Mortgage
            6.00%, 10/01/10.........................................     388,291
   363,770 Federal Home Loan Mortgage
            6.00%, 2/15/13..........................................     362,977
 1,999,998 Federal National Mortgage Association
            6.50%, 12/01/10.........................................   2,012,498
   132,095 Federal National Mortgage Association
            11.50%, 02/01/20........................................     148,648
   450,000 Federal National Mortgage Association
            Pool TBA
            6.50%, 10/01/25.........................................     444,515
   350,000 Government National Mortgage Association TBA
            7.00%, 12/15/24.........................................     353,937
   300,000 Student Loan Marketing Association
            7.50%, 3/08/00..........................................     321,537
                                                                      ----------
                                                                       4,591,458
                                                                      ----------
           U.S. TREASURY--31.1%
   350,000 U.S. Treasury Bond
            8.875%, 8/15/17.........................................     468,857
   600,000 U.S. Treasury Notes
            7.75%, 1/31/00..........................................     652,350
   200,000 U.S. Treasury Notes
            6.75%, 4/30/00..........................................     210,590
 1,000,000 U.S. Treasury Notes
            5.75%, 10/31/00.........................................   1,015,470
                                                                      ----------
                                                                       2,347,267
                                                                      ----------
           Total Bonds & Notes
            (Identified Cost $6,744,361)............................   6,938,725
                                                                      ----------

    FACE
   AMOUNT                                                           VALUE (A)
 $1,314,000 Repurchase agreement with State Street Bank & Trust
             Company dated 12/29/95 at 5.75% to be repurchased at
             $1,314,840 on 1/2/96 collateralized by 1,335,000
             U.S. Treasury Note 5.125% due 4/30/98 with a value
             of $1,324,854.......................................   $1,314,000
                                                                    ----------
            Total Short-Term Investments
             (Identified Cost $1,314,000)........................    1,314,000
                                                                    ----------
            Total Investments--109.4%
             (Identified Cost $8,058,361)(b).....................    8,252,725
            Cash and Receivables.................................      110,456
            Liabilities..........................................     (821,145)
                                                                    ----------
            TOTAL NET ASSETS--100%...............................   $7,542,036
                                                                    ==========

(a) See Note 1a.
(b) Federal Tax Information:
  At December 31, 1995 the net unrealized appreciation on investments based on cost of $8,059,236 for federal income tax purposes was as follows:
            Aggregate gross unrealized appreciation for all in-
             vestments in which there is an excess of value over
             tax cost............................................   $  194,439
            Aggregate gross unrealized depreciation for all in-
             vestments in which there is an excess of tax cost
             over value..........................................         (950)
                                                                    ----------
            Net unrealized appreciation..........................   $  193,489
                                                                    ==========

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(SALOMON BROTHERS U.S. GOVERNMENT SERIES)

STATEMENT OF ASSETS & LIABILITIES         STATEMENT OF OPERATIONS
DECEMBER 31, 1995                         YEAR ENDED DECEMBER 31, 1995

ASSETS
Investments at value:
 Securities................................................           $6,938,725
 Repurchase Agreements.....................................            1,314,000
                                                                      ----------
  Total Investments........................................            8,252,725
 Cash......................................................                  343
 Receivable for:
 Fund shares sold..........................................               12,653
 Accrued interest..........................................               74,392
 Due from advisor..........................................               15,361
 Unamortized organization expense..........................                7,707
                                                                      ----------
                                                                       8,363,181
LIABILITIES
 Payable for:
 Securities purchased......................................  $795,977
 Fund shares redeemed......................................        54
 Accrued expenses:
 Management fees...........................................     1,365
 Other expenses............................................    23,749
                                                             --------
                                                                         821,145
                                                                      ----------
                                                                      $7,542,036
                                                                      ==========
NET ASSETS
 Net Assets consist of:
 Capital paid in...........................................           $7,332,248
 Undistributed net investment income.......................                  735
 Accumulated net realized gains............................               14,689
 Unrealized appreciation on
  investments..............................................              194,364
                                                                      ----------
NET ASSETS.................................................           $7,542,036
                                                                      ==========
Computation of offering price:
Net asset value and redemption price per share ($7,542,036
 divided by 683,462 shares of beneficial interest).........           $    11.04
                                                                      ==========
Identified cost of investments.............................           $8,058,361
                                                                      ==========

INVESTMENT INCOME
 Interest...................................................            $240,412
                                                                        --------
                                                                         240,412
EXPENSES
 Management fees............................................  $ 20,446
 Trustees' fees and expenses................................    15,049
 Custodian..................................................    39,052
 Audit and tax services.....................................    19,700
 Legal......................................................    10,824
 Printing...................................................       843
 Registration...............................................         7
 Insurance..................................................        29
 Amortization of organization expenses......................     2,345
 Miscellaneous..............................................     2,351
                                                              --------
  Total expenses............................................   110,646
  Less expenses assumed by the investment adviser...........   (84,623)   26,023
                                                              --------  --------
NET INVESTMENT INCOME.......................................             214,389
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Realized gain on investments--net..........................              71,273
 Unrealized appreciation on investments--net................             195,460
                                                                        --------
Net gain on investment transactions.........................             266,733
                                                                        --------
NET INCREASE IN NET ASSETS FROM OPERATIONS..................            $481,122
                                                                        ========

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(SALOMON BROTHERS U.S. GOVERNMENT SERIES)

STATEMENT OF CHANGES IN NET ASSETS

                                                 FOR THE PERIOD
                                              OCTOBER 31, 1994 (A)
                                                    THROUGH         YEAR ENDED
                                                  DECEMBER 31,     DECEMBER 31,
                                                      1994             1995
                                              -------------------- ------------
FROM OPERATIONS
 Net investment income......................       $   19,034      $   214,389
 Net realized gain (loss) on investments....           (6,247)          71,273
 Unrealized appreciation (depreciation) on
  investments...............................           (1,096)         195,460
                                                   ----------      -----------
 INCREASE IN NET ASSETS FROM OPERATIONS.....           11,691          481,122
                                                   ----------      -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income......................          (19,034)        (214,389)
 In excess of net investment income.........             (966)          (1,001)
 Net realized gain on investments...........                0          (50,946)
                                                   ----------      -----------
                                                      (20,000)        (266,336)
                                                   ----------      -----------
FROM CAPITAL SHARES TRANSACTIONS
 Proceeds from sale of shares...............        1,051,370        7,348,256
 Net asset value of shares issued in connec-
  tion with the reinvestment of:
 Distributions from net investment income...           20,000          215,390
 Distributions from net realized gain.......                0           50,946
                                                   ----------      -----------
                                                    1,071,370        7,614,592
 Cost of shares redeemed....................       (1,051,370)      (2,299,033)
                                                   ----------      -----------
 INCREASE IN NET ASSETS DERIVED FROM CAPITAL
  SHARE TRANSACTIONS........................           20,000        5,315,559
                                                   ----------      -----------
 TOTAL INCREASE IN NET ASSETS...............           11,691        5,530,345
NET ASSETS
 Beginning of the year......................        2,000,000        2,011,691
                                                   ----------      -----------
 End of the year............................       $2,011,691      $ 7,542,036
                                                   ==========      ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 Beginning of the year......................       $        0      $         0
                                                   ==========      ===========
 End of the year............................       $        0      $       735
                                                   ==========      ===========
NUMBER OF SHARES OF THE FUND:
 Issued from the sale of shares.............          111,982          671,863
 Issued in connection with the reinvestment
  of:
 Distributions from net investment income...            2,008           19,652
 Distributions from net realized gain.......                0            4,648
                                                   ----------      -----------
                                                      113,990          696,163
 Redeemed...................................         (111,982)        (214,709)
                                                   ----------      -----------
 Net change.................................            2,008          481,454
                                                   ==========      ===========
(a) Commencement of Operations
FINANCIAL HIGHLIGHTS

                                               OCTOBER 31, 1994*
                                                    THROUGH         YEAR ENDED
                                                  DECEMBER 31,     DECEMBER 31,
                                                      1994             1995
                                              -------------------- ------------
Net Asset Value, Beginning of Year..........       $    10.00      $      9.96
                                                   ----------      -----------
Income From Investment Operations
 Net Investment Income......................             0.10             0.33
 Net Realized and Unrealized Gain (Loss) on
  Investments...............................            (0.04)            1.16
                                                   ----------      -----------
 Total From Investment Operations...........             0.06             1.49
                                                   ----------      -----------
Less Distributions
 Distributions From Net Investment Income...            (0.10)           (0.33)
 Distributions From Net Realized Capital
  Gains.....................................             0.00            (0.08)
                                                   ----------      -----------
 Total Distributions........................            (0.10)           (0.41)
                                                   ----------      -----------
Net Asset Value, End of Year................       $     9.96      $     11.04
                                                   ==========      ===========
TOTAL RETURN (%)............................             0.60***         15.02
Ratio of Operating Expenses to Average Net
 Assets (%).................................             0.70**           0.70
Ratio of Net Investment Income to Average
 Net Assets (%).............................             5.70**           5.62
Portfolio Turnover Rate (%).................            1,409**            415
Net Assets, End of Year (000)...............       $    2,012      $     7,542
The ratios of expenses to average net assets
 without giving effect to the voluntary ex-
 pense limitations described in Note 4 to
 the Financial Statements would have been
 (%)........................................             2.54**           2.90

  * Commencement of operations.
 ** Computed on an annualized basis.
*** Not computed on an annualized basis.

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(BACK BAY ADVISERS MONEY MARKET SERIES)

INVESTMENTS AS OF DECEMBER 31, 1995

INVESTMENTS--98.7% OF TOTAL NET ASSETS

    FACE                                          INTEREST MATURITY
   VALUE    DESCRIPTION                             RATE     DATE    VALUE (A)
            BANKERS ACCEPTANCE--1.1%
 $1,000,000 Bank of Montreal...................    5.500%  04/18/96 $   983,500
                                                                    -----------
            Total Bankers Acceptance
            ($983,500).........................                         983,500
                                                                    -----------
            CERTIFICATE OF DEPOSIT--11.1%
  1,000,000 Societe Generale New York..........    5.730%  01/16/96     999,966
  1,000,000 Societe Generale New York..........    5.670%  01/31/96     999,902
  1,000,000 Banque Nationale de Paris..........    5.780%  02/05/96   1,000,025
  1,000,000 Banque Nationale de Paris..........    5.840%  02/26/96   1,000,127
  1,000,000 Radobank Nederland.................    6.660%  02/27/96     999,701
  1,000,000 Royal Bank of Canada...............    5.735%  03/13/96   1,000,068
  1,000,000 Radobank Nederland.................    5.780%  04/05/96   1,000,058
  2,000,000 Union Bank of Switzerland..........    5.530%  06/17/96   2,000,068
  1,000,000 CIBC Yankee CD.....................    5.595%  10/23/96   1,000,000
                                                                    -----------
                                                                      9,999,915
                                                                    -----------
            Total Certificate of Deposit
            ($9,999,915).......................                       9,999,915
                                                                    -----------
            CERTIFICATE OF DEPOSIT-EURO
            DOLLAR--1.1%
  1,000,000 ABN Amro Euro......................    5.630%  05/14/96   1,000,063
                                                                    -----------
            Total Certificate of Deposit Euro-
            Dollar ($1,000,063)................                       1,000,063
                                                                    -----------
            COMMERCIAL PAPER--85.4%
            AUTOMOTIVE--8.6%
  1,000,000 General Motors Acceptance Corp.....    5.750%  01/03/96     999,681
  1,400,000 General Motors Acceptance Corp.....    5.750%  01/09/96   1,398,211
  1,300,000 Ford Motor Credit Corp.............    5.690%  01/12/96   1,297,740
  1,000,000 Ford Motor Credit Corp.............    6.050%  01/12/96     998,151
    500,000 General Motors Acceptance Corp.....    5.800%  01/22/96     498,308
  1,100,000 General Motors Acceptance Corp.....    5.790%  01/25/96   1,095,754
  1,445,000 Ford Motor Credit Corp. ...........    5.600%  03/06/96   1,430,389
                                                                    -----------
                                                                      7,718,234
                                                                    -----------
            BANKING--14.4%
  1,000,000 UBS Finance Delaware, Inc..........    5.850%  01/02/96     999,837
  1,000,000 Dredsner US Finance................    5.820%  01/04/96     999,515
    600,000 Commerzbank US Finance.............    5.950%  01/08/96     599,306
  1,500,000 Commerzbank US Finance.............    5.800%  01/11/96   1,497,583
  1,000,000 Commerzbank US Finance.............    5.700%  01/12/96     998,258
  1,045,000 Toronto Dominion Holdings..........    5.690%  01/23/96   1,041,366
  1,000,000 Morgan Stanley Securities..........    5.700%  02/12/96     993,350
  1,000,000 Norwest Corp.......................    5.670%  02/23/96     991,652
  1,000,000 J.P Morgan Securities..............    5.580%  03/05/96     990,080
    900,000 Commerzbank US Finance.............    5.570%  03/15/96     889,695
  1,000,000 ABN Amro North.....................    5.550%  04/29/96     981,654
  1,000,000 Dredsner US Finance................    5.440%  05/16/96     979,449
  1,000,000 Morgan Guaranty Trust..............    6.050%  08/21/96   1,000,000
                                                                    -----------
                                                                     12,961,745
                                                                    -----------
            DRUGS--2.2%
  1,000,000 American Home Products Corp........    5.720%  02/02/96     994,916
  1,000,000 American Home Products Corp........    5.720%  02/08/96     993,962
                                                                    -----------
                                                                      1,988,878
                                                                    -----------

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(BACK BAY ADVISORS MONEY MARKET SERIES)

INVESTMENTS AS OF DECEMBER 31, 1995

INVESTMENTS--(CONTINUED)

    FACE                                          INTEREST MATURITY
   VALUE    DESCRIPTION                             RATE     DATE    VALUE (A)
            FINANCE--26.5%
 $1,000,000 Transamerica Finance Group.........    5.700%  01/05/96 $   999,367
    500,000 Transamerica Finance Group.........    5.640%  01/12/96     499,138
  1,000,000 General Electric Capital Corp......    5.600%  01/16/96     997,667
  1,000,000 Household Finance..................    5.720%  01/19/96     997,140
    900,000 Avco Financial Services............    5.700%  01/22/96     897,007
  1,230,000 Beneficial Corp....................    5.620%  01/23/96   1,225,776
  1,180,000 Avco Financial Services............    5.730%  01/25/96   1,175,492
  1,000,000 CIT Group Holdings.................    5.700%  01/30/96     995,408
  1,415,000 Beneficial Corp....................    5.620%  02/01/96   1,408,152
  1,500,000 Transamerica Finance Group.........    5.570%  02/15/96   1,489,556
            Associates Corporation North
  1,250,000 America............................    5.650%  02/16/96   1,240,976
  1,000,000 Avco Financial Services............    5.670%  02/20/96     992,125
            Associates Corporation North
  1,000,000 America............................    5.690%  02/28/96     990,833
  1,000,000 General Electric Capital Corp......    5.560%  03/08/96     989,652
  1,000,000 American Express...................    5.640%  03/13/96     988,720
  1,100,000 Beneficial Corporation.............    5.550%  03/18/96   1,086,942
  1,615,000 International Lease Finance........    5.550%  03/29/96   1,593,090
    700,000 American Express...................    5.550%  04/03/96     689,964
    975,000 Transamerica Finance Group.........    5.530%  04/04/96     960,922
  1,110,000 CIT Group Holdings.................    5.560%  04/12/96   1,092,514
    400,000 American Express...................    5.550%  04/26/96     392,847
  1,000,000 American Express...................    5.590%  05/06/96     980,435
  1,100,000 General Electric Capital Corp......    5.550%  06/28/96   1,069,645
    150,000 American Express...................    5.360%  07/02/96     145,913
                                                                    -----------
                                                                     23,899,281
                                                                    -----------
            FOOD & TOBACCO--3.3%
    500,000 Philip Morris Companies, Inc.......    5.850%  01/03/96     499,837
  1,000,000 Pepsico, Inc.......................    5.280%  09/03/96     963,920
    500,000 Coca Cola Co. .....................    6.050%  01/11/96     499,160
  1,000,000 Coca Cola Co. .....................    6.100%  01/11/96     998,306
                                                                    -----------
                                                                      2,961,223
                                                                    -----------
            FORESTRY--0.5%
    490,000 Weyerhaeuser NTG...................    5.800%  01/08/96     489,447
                                                                    -----------
            INSURANCE--4.1%
    500,000 Prudential Funding Corp............    5.920%  01/02/96     499,918
    780,000 Prudential Funding Corp. ..........    5.750%  01/04/96     779,626
  1,225,000 Prudential Funding Corp............    5.780%  01/08/96   1,223,623
  1,160,000 Prudential Funding Corp. ..........    5.790%  01/18/96   1,156,828
                                                                    -----------
                                                                      3,659,995
                                                                    -----------
            MANAGEMENT SERVICE--1.1%
  1,000,000 PHH Corp...........................    5.740%  01/19/96     997,130
                                                                    -----------
            MULTI-SERVICE--1.1%
  1,000,000 Hanson Finance.....................    5.640%  02/23/96     991,697
                                                                    -----------

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(BACK BAY ADVISORS MONEY MARKET SERIES)

INVESTMENTS AS OF DECEMBER 31, 1995

INVESTMENTS--(CONTINUED)

    FACE                                          INTEREST MATURITY
   VALUE    DESCRIPTION                             RATE     DATE    VALUE (A)
            POLLUTION CONTROL--3.7%
 $1,100,000 WMX Technologies, Inc. ............    5.700%  02/27/96 $ 1,090,072
  1,000,000 WMX Technologies, Inc. ............    5.500%  06/04/96     976,319
  1,270,000 WMX Technologies, Inc. ............    5.340%  08/16/96   1,227,049
                                                                    -----------
                                                                      3,293,440
                                                                    -----------
            RETAIL--4.3%
    370,000 Sears Roebuck Acceptance Corp. ....    5.780%  01/17/96     369,050
    760,000 Sears Roebuck Acceptance Corp. ....    5.680%  01/18/96     757,962
  1,000,000 Sears Roebuck Acceptance Corp. ....    5.770%  01/24/96     996,314
  1,785,000 Sears Roebuck Acceptance Corp. ....    5.810%  01/29/96   1,776,934
                                                                    -----------
                                                                      3,900,260
                                                                    -----------
            SECURITIES--11.8%
  1,180,000 Smith Barney, Inc..................    5.800%  01/09/96   1,178,479
  1,385,000 Merrill Lynch, Inc.................    5.720%  01/10/96   1,383,019
  1,030,000 Merrill Lynch, Inc.................    5.720%  01/17/96   1,027,382
    520,000 Smith Barney, Inc..................    5.750%  01/24/96     518,090
  1,000,000 Smith Barney, Inc..................    5.720%  01/26/96     996,028
    600,000 Merrill Lynch, Inc.................    5.710%  02/09/96     596,288
  1,000,000 Merrill Lynch, Inc.................    5.600%  02/23/96     991,756
  1,200,000 Goldman Sachs Group................    5.550%  03/22/96   1,185,015
  2,000,000 Goldman Sachs Group................    5.600%  04/09/96   1,969,200
    800,000 Goldman Sachs Group................    5.500%  05/07/96     784,478
                                                                    -----------
                                                                     10,629,735
                                                                    -----------
            UTILITY--3.8%
  3,000,000 Michigan Consolidated Gas..........    5.680%  02/06/96   2,982,960
    485,000 Michigan Consolidated Gas..........    5.650%  02/07/96     482,184
                                                                    -----------
                                                                      3,465,144
                                                                    -----------
            Total Commercial Paper
             (Cost $76,956,209)................                      76,956,209
                                                                    -----------
            Total Investments--98.7%
             (Cost $88,939,687)(b).............                      88,939,687
            Cash and Receivables...............                       1,999,602
            Liabilities........................                        (791,130)
                                                                    -----------
            TOTAL NET ASSETS--100%.............                     $90,148,159
                                                                    ===========

(a) See Note 1A.
(b) The aggregate cost for federal income tax purposes was $88,939,687

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(BACK BAY ADVISORS MONEY MARKET SERIES)

STATEMENT OF ASSETS & LIABILITIES         STATEMENT OF OPERATIONS
DECEMBER 31, 1995                         YEAR ENDED DECEMBER 31, 1995

ASSETS
 Investments at value.....................................           $88,939,687
 Cash.....................................................                 5,185
 Receivable for:
 Fund shares sold.........................................             1,786,132
 Accrued interest.........................................               208,285
                                                                     -----------
                                                                      90,939,289
LIABILITIES
 Payable for:
 Fund shares redeemed.....................................  $285,178
 Dividends declared.......................................   384,224
 Accrued expenses:
 Management fees..........................................    56,834
 Deferred trustees' fees..................................    28,188
 Other expenses...........................................    36,706
                                                            --------
                                                                         791,130
                                                                     -----------
                                                                     $90,148,159
                                                                     ===========
NET ASSETS
 Net Assets consist of:
 Capital paid in..........................................           $90,148,159
                                                                     -----------
NET ASSETS................................................           $90,148,159
                                                                     ===========
Computation of offering price:
Net asset value and redemption price per share
 ($90,148,159 divided by 901,482 shares of beneficial
 interest)................................................           $    100.00
                                                                     ===========
Cost of investments.......................................           $88,939,687
                                                                     ===========

INVESTMENT INCOME
 Interest.................................................            $4,800,248
                                                                      ----------
                                                                       4,800,248
EXPENSES
 Management fees..........................................  $278,007
 Trustees' fees and expenses..............................    25,255
 Custodian................................................    49,932
 Audit and tax services...................................    10,400
 Legal....................................................     7,727
 Printing.................................................    27,004
 Registration.............................................         7
 Miscellaneous............................................     7,353
                                                            --------
 Total expenses...........................................   405,685
 Less expenses assumed by the
  investment adviser......................................    (8,532)    397,153
                                                            --------  ----------
NET INVESTMENT INCOME.....................................             4,403,095
                                                                      ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS................            $4,403,095
                                                                      ==========

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND
(BACK BAY ADVISORS MONEY MARKET SERIES)

STATEMENT OF CHANGES IN NET ASSETS

                                                    YEAR ENDED     YEAR ENDED
                                                   DECEMBER 31,   DECEMBER 31,
                                                       1994           1995
                                                   -------------  -------------
FROM OPERATIONS
 Net investment income...........................  $   2,614,216  $   4,403,095
                                                   -------------  -------------
 Increase in net assets from operations..........      2,614,216      4,403,095
                                                   -------------  -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income...........................     (2,614,206)    (4,403,095)
                                                   -------------  -------------
                                                      (2,614,206)    (4,403,095)
                                                   -------------  -------------
FROM CAPITAL SHARES TRANSACTIONS
 Proceeds from sale of shares....................    149,478,320    141,012,985
 Net asset value of shares issued in connection
  with the reinvestment of:
 Distributions from net investment income........      2,445,979      4,331,085
                                                   -------------  -------------
                                                     151,924,299    145,344,070
 Cost of shares redeemed.........................   (137,007,701)  (129,156,304)
                                                   -------------  -------------
 INCREASE IN NET ASSETS DERIVED FROM CAPITAL
  SHARE TRANSACTIONS.............................     14,916,598     16,187,766
                                                   -------------  -------------
 TOTAL INCREASE IN NET ASSETS....................     14,916,598     16,187,766
NET ASSETS
 Beginning of the year...........................     59,043,795     73,960,393
                                                   -------------  -------------
 End of the year.................................  $  73,960,393  $  90,148,159
                                                   =============  =============
NUMBER OF SHARES OF THE FUND:
 Issued from the sale of shares..................      1,494,783      1,410,130
 Issued in connection with the reinvestment of:
 Distributions from net investment income........         24,460         43,311
                                                   -------------  -------------
                                                       1,519,243      1,453,441
 Redeemed........................................     (1,370,077)    (1,291,563)
                                                   -------------  -------------
 Net change......................................        149,166        161,878
                                                   =============  =============

FINANCIAL HIGHLIGHTS


                                            YEAR ENDED DECEMBER 31,
                                    -------------------------------------------
                                     1991     1992     1993     1994     1995
                                    -------  -------  -------  -------  -------
Net asset value at beginning of
 year.............................  $100.00  $100.00  $100.00  $100.00  $100.00
                                    -------  -------  -------  -------  -------
Income From Investment Operations
 Net investment income............     6.03     3.73     2.93     3.89     5.50
                                    -------  -------  -------  -------  -------
 Total from Investment Operations.     6.03     3.73     2.93     3.89     5.50
 Distributions from net investment
  income..........................    (6.03)   (3.73)   (2.93)   (3.89)   (5.50)
                                    -------  -------  -------  -------  -------
 Total Distribution...............    (6.03)   (3.73)   (2.93)   (3.89)   (5.50)
                                    -------  -------  -------  -------  -------
Net asset value at end of year....  $100.00  $100.00  $100.00  $100.00  $100.00
                                    =======  =======  =======  =======  =======
TOTAL RETURN (%)..................     6.20     3.79     2.97     4.01     5.64
Ratio of operating expenses to av-
 erage net assets (%).............     0.38     0.38     0.38     0.40     0.50
Ratio of net investment income to
 average net assets (%)...........     6.01     3.71     2.93     3.89     5.50
Net Assets, End of Year (000).....  $58,614  $61,607  $59,044  $73,960  $90,148
The ratios of expenses to average
 net assets without giving effect
 to the voluntary expense
 limitations described in Note 4
 to the Financial Statements would
 have been (%)....................      --       --       --       --      0.51

                See accompanying notes to financial statements.

NEW ENGLAND ZENITH FUND

NOTES TO FINANCIAL STATEMENTS--DECEMBER 31, 1995
1. New England Zenith Fund (the "Fund") is organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated December 16, 1986. The Fund succeeded to the operations of The New England Zenith Fund, Inc. on February 27, 1987. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

Shares in the Fund are not offered directly to the general public and, currently, are available only to separate accounts established by New England Variable Life Insurance Company ("NEVLICO"), New England Mutual Life Insurance Company ("The New England") or its subsidiaries as an investment vehicle for variable life insurance or variable annuity products, although not all Series may be available to all separate accounts. In the future, however, such shares may be offered to separate accounts of insurance companies unaffiliated with NEVLICO or The New England.

The Fund's Agreement and Declaration of Trust permits the issuance of an unlimited number of shares of beneficial interest, no par value, in separate Series, with shares of each Series representing interests in a separate portfolio of assets. Each Series is separately managed and has its own investment objective and policies. The Fund (or its predecessor) began offering shares of the Series on the dates set forth below:

Bond Income............. August 26, 1983
Capital Growth.......... August 26, 1983
Money Market............ August 26, 1983
Stock Index............. March 30, 1987
Managed................. May 1, 1987
Avanti Growth........... April 30, 1993
Value Growth............ April 30, 1993

Small Cap................  May 1, 1994
Balanced Series..........  October 31, 1994
International Equity Se-
 ries....................  October 31, 1994
U.S. Government Series...  October 31, 1994
Strategic Bond Opportuni-
 ties Series.............  October 31, 1994
Venture Value Series.....  October 31, 1994
Equity Growth Series.....  October 31, 1994

The following is a summary of significant accounting policies followed by the Fund in the preparation of the Financial Statements of the Series. The policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION

  MONEY MARKET SERIES--The Money Market Series employs the amortized cost method of security valuation which, in the opinion of the Board of Trustees, represents the fair market value of the particular security. The Board monitors the deviations between the Series' net asset value per share, as determined by using available market quotations, and its amortized cost price per share. If the deviation exceeds 1/2 of 1%, the board will consider what action, if any, should be initiated to provide fair valuation of the Series.

  BOND INCOME, MANAGED, BALANCED, U.S. GOVERNMENT AND STRATEGIC BOND OPPORTUNITIES SERIES--Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term notes are stated at amortized cost which approximates market value.

  CAPITAL GROWTH, MANAGED, STOCK INDEX, AVANTI GROWTH, VALUE GROWTH, SMALL CAP, BALANCED, INTERNATIONAL EQUITY, VENTURE VALUE AND EQUITY GROWTH SERIES--Equity securities are valued on the basis of market valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ National Market System, or if there is no reported sale during the day, and in the case of over-the-counter securities not so listed, the last bid price. Securities for which current market quotations are not readily available are taken at fair value as determined in good faith by the Board of

NEW ENGLAND ZENITH FUND

  Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Board. Short-term notes are stated at amortized cost which approximates market value.

B. FOREIGN CURRENCY TRANSLATION--The books and records of the funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

  Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations arising from changes in market prices of the investment securities.

  Net realized and unrealized gains and losses on foreign currency transactions represent foreign exchange gains from the sale of short-term securities and holdings of foreign currencies, foreign currency gains and losses between trade dates and settlement dates on investment securities transactions, and the difference between the amounts of daily interest accruals on the books of the fund and the amounts actually received resulting from changes in exchange rates on the payable date.

  FORWARD FOREIGN CURRENCY CONTRACTS. The Fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown in the schedule of investments under the caption "Forward Foreign Currency Contracts." This amount represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts at period end. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts terms. The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME--Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. In determining gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

D. FUTURES CONTRACTS--The Value Growth, Stock Index, Managed, Balanced, International Equity, U.S. Government, Strategic Bond Opportunities and Venture Value Series may enter into futures contracts on the S&P 500 Index or on interest-bearing securities or indices thereof, or on indices of stock prices to hedge against changes in the values of securities the Series owns or expects to purchase. Upon entering into a futures contract, the Series is required to deposit with a broker an amount ("initial margin") equal to a certain percentage of the purchase price indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Series each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial reporting purposes as unrealized gains or losses by the Series. When entering into a closing transaction, the Series will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price, unless such price does not reflect the fair market value of the contract, in which case the position will be valued by or under the direction of the Trustees. Certain risks may arise upon entering into futures contracts from the contingency of imperfect market conditions. The potential risk to the fund is that the change in value of futures contracts primarily corresponds with the value of underlying instruments which may not correspond to the change in the value of the hedged instruments. In addition, there is a risk that the fund may not be able to close out its futures positions due to an illiquid secondary market.

E. REPURCHASE AGREEMENTS--The Series, through their custodian, receive delivery of the underlying securities collateralizing repurchase agreements. It is the Series' policy that the market value of the collateral be at least equal to 100% of the repurchase price. The adviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Series may be delayed or limited.

NEW ENGLAND ZENITH FUND

F. SHORT SALES AGAINST THE BOX--The Equity Growth Series may hedge the investments against changes in value by engaging in short sales against the box. In a short sale against the box, the fund sells a borrowed security, while at the same time either owning an identical security or having the right to obtain such a security. By selling short against the box the equity underlying one of its convertible holdings, the fund would seek to offset the effect that a decline in the underlying equity might have on the value of the convertible security. While the short sale is outstanding, the fund will not dispose of the security hedged by the short sale. The fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the fund instructs the custodian to maintain in a separate account securities having a value at least equal to the amount of the securities sold short. The Fund had no such transaction during the year ended.

G. FEDERAL TAXES--Each Series, which is a separate taxable entity, intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to its shareholders all of its taxable income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS--Money Market Series dividends are declared daily to shareholders of record at the time and are paid monthly. Dividends and distributions are recorded by all other Series on the ex-dividend date. Net realized gains from security transactions are distributed at least annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification to paid in capital. These differences primarily relate to tax equalization, investments in mortgage back securities and investments in foreign securities.

I. OTHER--The Money Market Series invests primarily in a portfolio of money market instruments maturing in 397 days or less whose ratings are within the two highest ratings categories by a nationally recognized rating agency or, if not rated, are believed to be of comparable quality. The weighted average maturity of the Series is less than ninety days. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by foreign economic, political and legal developments in the case of foreign banks or of foreign branches or subsidiaries of U.S. banks or domestic economic developments in a specific industry, state or region.

2. At December 31, 1995, The New England owned an aggregate of 11 shares of the fourteen Series and held 12,567,940 shares in separate investment accounts for annuity contracts offered by The New England. NEVLICO, a life insurance subsidiary of The New England, held the remaining 5,382,165 shares then outstanding in separate investment accounts for life insurance and annuity contracts offered by NEVLICO.

As long as The New England owns (directly or through NEVLICO) more than 25% of the Fund's outstanding shares, it will be presumed to be in control (as that term is defined by the Investment Company Act of 1940, as amended) of the Fund.

3. For the period ended December 31, 1995, purchases and sales of securities (excluding short-term investments) for each of the Series were as follows:

                                   PURCHASES                        SALES
                         ------------------------------ ------------------------------
         SERIES              OTHER      U.S. GOVERNMENT     OTHER      U.S. GOVERNMENT
         ------          -------------- --------------- -------------- ---------------
Bond Income............. $   94,309,538   $18,399,214   $   86,754,106   $ 6,825,139
Capital Growth..........  1,948,934,590           --     1,953,524,593           --
Stock Index.............     10,053,729           --         2,412,819           --
Managed.................     60,871,228     7,288,867       54,355,580    18,598,516
Avanti Growth...........     35,078,791           --        20,289,545           --
Value Growth............     44,182,753           --        30,305,881           --
Small Cap...............     28,278,054           --        11,596,456           --
Balanced................     16,060,167     3,485,704        3,652,680     2,550,154
International Equity....     20,003,237           --         7,565,727           --
U.S. Government.........            --     18,429,008              --     12,951,464
Strategic Bond
 Opportunities..........      9,387,057     4,710,948        5,441,051     4,045,648
Venture Value...........     27,240,060           --         3,308,605           --
Equity Growth...........     55,032,452           --        21,154,236           --

NEW ENGLAND ZENITH FUND

Purchases and sales of corporate short-term obligations for the Money Market Series aggregated $569,077,546 and $557,178,427, respectively.

Transactions in index futures contracts for the Managed Series for the year ended December 31, 1995 are summarized as follows:

                                                          PURCHASES OF FUTURES
                                                               CONTRACTS
                                                         ----------------------
                                                                    AGGREGATE
                                                         NUMBER OF  FACE VALUE
                                                         CONTRACTS OF CONTRACTS
                                                         --------- ------------
Contracts opened........................................     20    $ 5,329,000
Contracts closed........................................    (20)    (5,329,000)
                                                            ---    -----------
Open at December 31, 1995...............................      0    $         0
                                                            ===    ===========

4. During the four months ended April 30, 1995, the Fund incurred management fees payable to the Fund's investment advisers for that period, Back Bay Advisors, L.P., Capital Growth Management Limited Partnership, Loomis Sayles & Company, L.P. and Westpeak Investment Advisors, L.P., certain officers and directors of which are also officers and Trustees of the Fund. Back Bay Advisors, L.P. and Westpeak Investment Advisors, L.P. are wholly owned subsidiaries, Loomis Sayles & Company, L.P. is a majority-owned subsidiary and Capital Growth Management Limited Partnership is a partially owned subsidiary of New England Investment Companies, L.P., which is a subsidiary of The New England. Effective May 1, 1995, TNE Advisers, Inc. became the adviser for all series except Capital Growth with the aforementioned advisers being retained as the sub-adviser for the respective series. Separate management agreements for each Series provide for fees as set forth below:

                                                              MANAGEMENT
                                                                 FEES
                                                                ANNUAL                AVERAGE
                            FEES           SUBADVISER/        PERCENTAGE             NET ASSET
         SERIES          EARNED(A)           ADVISER             RATE              VALUE LEVELS
         ------          ---------         -----------        ----------           ------------
Money Market............ $  167,334 Back Bay Advisors, L.P./    0.35%    the first $500 million
                            110,673 TNE Advisers, Inc.          0.30%    the next $500 million
                                                                0.25%    amount in excess of $1 billion
Bond Income.............    389,490 Back Bay Advisors, L.P./    0.40%    the first $400 million
                            182,789 TNE Advisers, Inc.          0.35%    the next $300 million
                                                                0.30%    the next $300 million
                                                                0.25%    amounts in excess of $1 billion
Capital Growth..........  5,232,562 Capital Growth Management   0.70%    the first $200 million
                                    Limited Partnership         0.65%    the next $300 million
                                                                0.60%    amounts in excess of $500 million
Stock Index.............     69,084 Westpeak Investment         0.25%    All net assets
                                    Advisors, L.P./
                             53,275 TNE Advisers, Inc.
Managed.................    411,768 Back Bay Advisors, L.P./    0.50%    All net assets
                            263,970 TNE Advisers, Inc.
Avanti Growth...........    193,740 Loomis Sayles & Company,    0.70%    the first $200 million
                                    L.P./                       0.65%    the next $300 million
                             67,146 TNE Advisers, Inc.          0.60%    amounts in excess of $500 million
Value Growth............    181,131 Westpeak Investment         0.70%    the first $200 million
                                    Advisors, L.P./             0.65%    the next $300 million
                             61,497 TNE Advisers, Inc.          0.60%    amounts in excess of $500 million
Small Cap...............     88,206 Loomis Sayles & Company,    1.00%    All net assets
                                    L.P./
                             58,898 TNE Advisers, Inc.

NEW ENGLAND ZENITH FUND

a. Before reduction due to voluntary expense limitation, see below.

- Pursuant to a voluntary expense agreement, effective from November 1, 1994 to May 1, 1995, relating to the Capital Growth, Back Bay Advisors Money Market, Back Bay Advisors Bond Income, Back Bay Advisors Managed and the Westpeak Stock Index Series and, beginning December 1, 1994, relating to the Loomis Sayles Small Cap, Loomis Sayles Avanti Growth and the Westpeak Value Growth Series, The New England agreed to bear the expenses (other than the advisory fees and any brokerage costs, interest, taxes or extraordinary expenses) of the Series (except the Loomis Sayles Small Cap Series) in excess of 0.15% of the respective Series' average daily net assets. In the case of the Loomis Sayles Small Cap Series, The New England agreed to bear such expenses of the Series in excess of 1.00% of the Series' average daily net assets. Beginning May 1, 1995, TNE Advisers voluntarily agreed to bear any such excess expenses for all of the Series.

- As a result of the Series expenses exceeding the voluntary expense limitations for the period ending December 31, 1995, The New England and TNE Advisers assumed expenses of the Series as follows:

                                                                EXPENSE WAIVER
                                                               DECEMBER 31, 1995
                                                               -----------------
       Stock Index............................................     $ 68,581
       Avanti Growth..........................................       77,529
       Value Growth...........................................       73,738
       Small Cap..............................................      135,845
       Money Market...........................................        8,357

Prior to November 1, 1994, pursuant to an Expense Agreement between The New England and the Fund, The New England had agreed to pay the charges and expenses of preparing, printing and distributing prospectuses and reports to shareholders, custodial and transfer agent charges and expenses, auditing, accounting and legal fees and expenses in connection with affairs of the Fund (except for fees of the independent trustees' outside counsel) and the expenses of shareholders' and trustees' meetings. In addition, The New England also paid registration, filing and other fees arising prior to the date the Fund commenced operations and relating to registration and qualification of each Series' shares.

TNE Advisers, Inc. is the investment adviser of the Loomis Sayles Balanced Series, the Draycott International Equity Series, the Salomon Brothers U.S. Government Series, the Salomon Brothers Strategic Bond Opportunities Series, the Venture Value Series and the Alger Equity Growth Series and has entered into subadvisory agreements for these Series with Loomis Sayles, Draycott, Salomon Brothers Asset Management Inc., Davis Selected Advisers, L.P., and Fred Alger Management, Inc., respectively.

TNE Advisers, Inc. is paid a management fee from the Series it manages as shown below. Pursuant to an expense deferral arrangement in effect beginning November 1, 1994, which TNE Advisers may terminate at any time, TNE Advisers has agreed to pay operating expenses of the Series in excess of expense limits stated below subject to the obligation of the Series to repay TNE Advisers such expenses in future years, if any, when a Series' expenses fall below the stated expense limit that pertains to that Series; such deferred expenses may be charged to a Series in a subsequent year to the extent that the charge does not cause the total expenses in such subsequent year to exceed the Series' expense limit; provided, however, that no Series is obligated to repay any expense paid by TNE Advisers more than two years after the end of the fiscal year in which such expense was incurred.

NEW ENGLAND ZENITH FUND

                                                  EXPENSE        EXPENSE
                         MANAGEMENT  MANAGEMENT  LIMITATION      DEFERRAL       EXPENSE DEFERRAL
                         FEES EARNED FEES ANNUAL   ANNUAL   DECEMBER 31, 1995  DECEMBER 31, 1994
                           BY TNE    PERCENTAGE  PERCENTAGE     (EXPIRES            (EXPIRES
         SERIES          ADVISERS(A)    RATE        RATE    DECEMBER 31, 1997) DECEMBER 31, 1996)
         ------          ----------- ----------- ---------- ------------------ ------------------
Balanced................   $65,752      0.70%      0.85%         $96,085            $ 8,151
International Equity....    85,666      0.90       1.30          176,796             11,312
U.S. Government.........    20,446      0.55       0.70           84,623              6,163
Strategic Bond
 Opportunities..........    35,085      0.65       0.85           88,120              6,799
Venture Value...........   131,989      0.75       0.90          108,971              9,339
Equity Growth...........   144,943      0.70       0.85           77,254              6,007

-------
(a) Before reduction due to voluntary expense deferral.

TNE Advisers, Inc. pays each subadviser at the following rates for providing advisory services to the Series:

                                                         ANNUAL
                                                FEES   PERCENTAGE
 SUBADVISER       SERIES                       EARNED     RATE     AVERAGE NET ASSET VALUE LEVELS
 ----------       ------                       ------  ----------  ------------------------------
Loomis Sayles     Balanced                     $46,966   0.500%   the first $25 million
                                                         0.400%   the next $75 million
                                                         0.300%   amounts in excess of $100 million
Draycott          International Equity         $69,461   0.750%   the first $10 million
                                                         0.600%   the next $40 million
                                                         0.450%   amounts in excess of $50 million
Salomon Brothers  U.S. Government              $ 8,364   0.225%   the first $200 million
                                                         0.150%   the next $300 million
                                                         0.100%   amounts in excess of $500 million
Salomon Brothers  Strategic Bond Opportunities $18,892   0.350%   the first $50 million
                                                         0.300%   the next $150 million
                                                         0.250%   the next $300 million
                                                         0.200%   amounts in excess of $500 million
Davis Selected    Venture Value                $79,181   0.450%   the first $100 million
                                                         0.400%   the next $400 million
                                                         0.350%   amounts in excess of $500 million
Alger             Equity Growth                $87,139   0.450%   the first $10 million
                                                         0.400%   the next $90 million
                                                         0.350%   the next $150 million
                                                         0.300%   the next $250 million
                                                         0.250%   amounts in excess of $500 million

5. The Fund does not pay any compensation to its officers or to any trustees who are directors, officers or employees of The New England, NEVLICO, Back Bay Advisors, L.P., Capital Growth Management Limited Partnership, Loomis Sayles & Company, L.P., Westpeak Investment Advisors, L.P., New England Funds L.P. or their affiliates, other than registered investment companies. Each disinterested trustee is compensated by each Series as follows:

                          BOND  CAPITAL MONEY  STOCK         AVANTI VALUE  SMALL
                         INCOME GROWTH  MARKET INDEX MANAGED GROWTH GROWTH  CAP
                         ------ ------- ------ ----- ------- ------ ------ -----
Annual Retainer......... $2,609 $2,609  $1,739 $870  $2,609   $870   $870  $870
Meeting Fee............. $  133 $  133  $  133 $133  $  133   $133   $133  $133
Committee Chairman
 Annual Retainer
 (Contract Review)...... $  200 $  200  $  200 $200  $  200   $200   $200  $200
Committee Chairman
 Annual Retainer
 (Audit)................ $  133 $  133  $  133 $133  $  133   $133   $133  $133

NEW ENGLAND ZENITH FUND

                                                             STRATEGIC
                                  INTERNATIONAL    U.S.        BOND      VENTURE EQUITY
                         BALANCED    EQUITY     GOVERNMENT OPPORTUNITIES  VALUE  GROWTH
                         -------- ------------- ---------- ------------- ------- ------
Annual Retainer.........   $870       $870         $870        $870       $870    $870
Meeting Fee.............   $133       $133         $133        $133       $133    $133
Committee Chairman
 Annual Retainer
 (Contract Review)......   $200       $200         $200        $200       $200    $200
Committee Chairman
 Annual Retainer
 (Audit)................   $133       $133         $133        $133       $133    $133

In addition to the fees detailed above each of the independent Trustees received a $5,000 "one time" stipend for their efforts in the restructuring of the Board.

A deferred compensation plan is available to trustees on a voluntary basis. Each participating trustee will receive deferred compensation in an amount equal to the value that such compensation would have had if it had been invested in the relevant Series on the normal payment date.

6. Shareholder Meeting (unaudited)

At a special shareholders' meeting of the New England Zenith Fund held on April 10, 1995 shareholders of each Series voted for the following proposals:

   1.To fix the number of and elect Trustees:

                                  VOTED        VOTED    ABSTAINED      TOTAL
                                   FOR        AGAINST     VOTES        VOTES
                              ------------- ----------- ---------- -------------
   Anne M. Goggin...........  8,318,478.710 162,922.290            8,481,401.000
   Nancy Hawthorne..........  8,317,317.980 164,083.020            8,481,401.000
   Joseph M. Hinchey........  8,320,448.490 160,952.510            8,481,401.000
   Richard S. Humphrey,
    Jr. ....................  8,306,832.710 174,568.290            8,481,401.000
   Robert B. Kittredge......  8,295,605.600 185,795.400            8,481,401.000
   Laurens MacLure..........  8,298,617.180 182,783.820            8,481,401.000
   Dale Rogers Marshall.....  8,317,669.890 163,731.110            8,481,401.000
   Joseph F. Turley.........  8,306,762.990 174,638.010            8,481,401.000
   Frederick K. Zimmermann..  8,318,916.500 162,484.500            8,481,401.000
                              ====================================
   With respect to the Money
    Market Series only:
    2. To approve a new
       Advisory Agreement
       with TNE Advisers;
       and..................    686,974.780  36,750.910 15,211.320   738,937.010
                              ====================================
    3. To approve a related
       Sub-Advisory
       Agreement between TNE
       Advisers and Back Bay
       Advisors.............    699,471.910  24,251.410 15,213.680   738,937.000
                              ====================================
   With respect to the Bond
    Income Series only:
    4. To approve a new
       Advisory Agreement
       with TNE Advisers;
       and..................  1,264,059.800  23,078.080 34,815.120 1,321,953.000
                              ====================================
    5. To approve a related
       Sub-Advisory
       Agreement between TNE
       Advisers and Back Bay
       Advisors.............  1,262,180.600  24,809.760 34,962.650 1,321,953.010
                              ====================================
   With respect to the
    Managed Series only:
    6. To approve a new
       Advisory Agreement
       with TNE Advisers;
       and..................    887,882.730  12,900.720 23,537.550   924,321.000
                              ====================================
    7. To approve a related
       Sub-Advisory
       Agreement between TNE
       Advisers and Back Bay
       Advisors.............    879,289.610  20,428.560 24,602.840   924,321.010
                              ====================================
   With respect to the
    Avanti Growth Series
    only:
    8. To approve a new
       Advisory Agreement
       with TNE Advisers;
       and..................    223,300.970   4,143.640  6,415.390   233,860.000
                              ====================================
    9. To approve a related
       Sub-Advisory
       Agreement between TNE
       Advisers and Loomis
       Sayles...............    222,584.210   4,220.520  7,055.280   233,860.010
                              ====================================
   With respect to the Small
    Cap Series only:
   10. To approve a new
       Advisory Agreement
       with TNE Advisers;
       and..................     55,887.570   1,688.610    404.820    57,981.000
                              ====================================
   11. To approve a related
       Sub-Advisory
       Agreement between TNE
       Advisers and Loomis
       Sayles...............     55,867.920   1,688.610    424.460    57,980.990
                              ====================================

NEW ENGLAND ZENITH FUND

                                       VOTED      VOTED   ABSTAINED     TOTAL
                                        FOR      AGAINST    VOTES       VOTES
                                    ----------- --------- ---------- -----------
   With respect to the Value
    Growth Series only:
   12. To approve a new Advisory
       Agreement with TNE
       Advisers; and..............  215,451.990 2,343.680  5,683.330 223,479.000
                                    ================================
   13. To approve a related Sub-
       Advisory Agreement between
       TNE Advisers and Westpeak..  215,149.750 2,500.290  5,828.950 223,478.990
                                    ================================
   With respect to the Stock Index
    Series only:
   14. To approve a new Advisory
       Agreement with TNE
       Advisers; and..............  482,379.070 8,201.040 11,538.880 502,118.990
                                    ================================
   15. To approve a related Sub-
       Advisory Agreement between
       TNE Advisers and Westpeak..  481,151.770 8,931.960 12,035.270 502,119.000
                                    ================================

At a special shareholders' meeting of the New England Zenith Fund held on December 28, 1995 shareholders of each Series voted for the following proposals:

    1. To approve new
       investment advisory
       arrangements to be
       effective upon the
       merger of New
       England Mutual Life
       Insurance Company
       into Metropolitan
       Life Insurance
       Company, such
       arrangements to be
       substantially
       identical to the
       investment advisory
       arrangements for the
       Series in effect
       immediately prior to
       such merger.........
            SERIES
            ------
   Bond Income.............  1,274,972.493  32,294.664  60,919.253 1,368,186.410
   Capital Growth..........  1,986,307.362  50,506.857  77,297.358 2,114,111.577
   Stock Index.............    540,052.225  11,691.922  19,072.809   570,816.956
   Money Market............    788,545.319  43,320.234  38,096.673   869,962.226
   Managed.................    831,901.435  11,697.036  29,745.435   873,343.906
   Avanti Growth...........    287,934.212   4,669.516  14,668.919   307,272.647
   Value Growth............    288,267.977   3,174.085  10,252.891   301,694.953
   Small Cap...............    180,449.675   2,261.222   4,215.528   186,926.425
   Balanced................  1,225,992.533  14,192.604  53,351.529 1,293,536.666
   International Equity....  1,221,859.512  17,625.779  38,712.452 1,278,197.743
   U.S. Government.........    514,616.294  11,808.815  22,863.093   549,288.202
   Strategic Bond
    Opportunities..........    622,689.667  11,483.159  22,044.017   656,216.843
   Venture Value...........  2,024,999.920  28,772.401  67,930.188 2,121,702.509
   Equity Growth...........  2,387,211.645  30,962.208 146,194.756 2,564,368.609
                             =====================================
   With respect to the
    International Equity
    Series only:
    2. To approve a new
       Sub-Advisory
       Agreement for the
       Series between TNE
       Advisers, Inc. ("TNE
       Advisers"), the
       Series' current
       investment adviser,
       and Draycott
       Partners, Ltd.
       ("Draycott"), the
       Series' current sub-
       adviser, to be
       effective upon the
       sale of Draycott to
       Cursitor Holdings
       Ltd. U.K. ("Cursitor
       Holdings"); and.....  1,203,510.020  18,030.440  56,657.283 1,278,197.743
                             =====================================
    3. To approve a new
       Sub-Advisory
       Agreement for the
       Series between TNE
       Advisers and
       Draycott, to be
       effective upon the
       acquisition of the
       business of Cursitor
       Holdings by Alliance
       Capital Management
       L.P. ...............  1,195,720.060  18,030.440  64,447.243 1,278,197.743
                             =====================================
   With respect to the
    Equity Growth Series
    only:
    4. To approve a new
       Advisory Agreement
       between the Series
       and TNE Advisers,
       the Series' current
       investment adviser,
       which would increase
       the annual rate of
       the advisory fee
       payable by the
       Series; and.........  2,284,911.674 179,064.985 100,391.951 2,564,368.610
                             =====================================
    5. To approve a related
       Sub-Advisory
       Agreement between
       TNE Advisers and
       Fred Alger
       Management, Inc.,
       the Series' current
       sub-adviser.........  2,337,631.370  91,720.864 135,016.376 2,564,368.610
                             =====================================

NEW ENGLAND ZENITH FUND

REPORT OF INDEPENDENT ACCOUNTANTS
To the Shareholders and Board of Trustees of New England Zenith Fund:

We have audited the accompanying statements of assets and liabilities of New England Zenith Fund (comprising, respectively, the Back Bay Advisors Bond Income Series, Capital Growth Series, Back Bay Advisors Money Market Series, Westpeak Stock Index Series, Back Bay Advisors Managed Series, Loomis Sayles Avanti Growth Series, Westpeak Value Growth Series, Loomis Sayles Small Cap Series, Loomis Sayles Balanced Series, Draycott International Equity Series, Salomon Brothers U.S. Government Series, Salomon Brothers Strategic Bond Opportunities Series, Venture Value Series, and Alger Equity Growth Series-- the "Series"), including the schedules of portfolio investments, as of December 31, 1995, and the related statements of operations, changes in net assets and financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Series constituting New England Zenith Fund as of December 31, 1995, the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated herein, in conformity with generally accepted accounting principles.


Boston, Massachusetts         COOPERS & LYBRAND L.L.P.
February 7, 1996

                     NEW ENGLAND ZENITH FUND


PART C.   OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a) Financial Statements: "Financial Highlights" contained in part A hereof and "Financial Statements and Reports of Independent Public Accountants" are included in Part B hereof.

     (b)  Exhibits:

     (1)(a)    Agreement and Declaration of Trust.*

     (b) Amendment No. 1 to Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No.
8 on Form N-1A (File No. 2-83538) filed on April 29, 1987.

     (c) Amendment No. 2 to Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective Amendment
No. 15 on Form N-1A (File No. 2-83538) filed on April 30, 1993.

     (d)  Form of Amendment No. 3 to Agreement and Declaration of
Trust is incorporated herein by reference to Post-Effective
Amendment No. 17 on Form N-1A (File No. 2-83538) filed on April
29, 1994.

     (e) Form of Amendment No. 4 to Agreement and Declaration of
Trust is incorporated herein by reference to Post-Effective
Amendment No. 18 on Form N-1A (File No. 2-83538) filed on August
19, 1994.

     (f) Amendment No. 5 to the Agreement and Declaration of
Trust is incorporated herein   by reference to Post-Effective
Amendment No. 20 on Form N-1A (File No. 2-83538) filed on May 4,
1995.

     (2)(a) By-Laws, as amended.***

     (b)  Amendment to By-Laws relating to Electronic Proxy
Voting is incorporated herein by reference to Post-Effective
Amendment No. 19 on Form N-1A (File No. 2-83538) filed on March
2, 1995.

     (3)  None.

     (4)  None.

     (5)  (a)  Form of Advisory Agreement between the Fund, on
behalf of its Back Bay Advisors    Money Market Series, and Back
Bay Advisors, Inc. ("Back Bay Advisors").*

          (b) Form of Advisory Agreement between the Fund, on behalf on its Back Bay Advisors Bond Income Series, and Back Bay
Advisors.*

          (c) Form of Advisory Agreement between the Fund, on behalf of its Back Bay Advisors Managed Series, and Back Bay
Advisors.**

          (d) Form of Advisory Agreement between the Fund, on behalf of its Westpeak Value Growth Series, and Westpeak
Investment Advisors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 14 on Form N-1A (File No. 2-83538) filed on February 17, 1993.

          (e) Form of Advisory Agreement between the Fund, on behalf of its Loomis Sayles Avanti Growth Series, and Loomis,
Sayles & Company, Incorporated is incorporated herein by reference to Post-Effective Amendment No. 14 on Form N-1A (File
No. 2-83538) filed on February 17, 1993.

          (f) Advisory Agreement between the Fund, on behalf of its Capital Growth Series, and Capital Growth Management Limited Partnership ("CGM") is incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-1A (File No. 2-83538) filed on March 2, 1994.

          (g) Advisory Agreement between the Fund, on behalf of its Westpeak Stock Index Series, and Westpeak Investment
Advisors, L.P. ("Westpeak") is incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-1A (File No. 2-
83538) filed on March 2, 1994.

          (h) Form of Advisory Agreement between the Fund, on behalf of its Loomis Sayles Small Cap Series, and Loomis Sayles & Co., L.P. ("Loomis Sayles"), is incorporated herein by reference to Post-Effective Amendment No. 17 on Form N-1A (File No. 2-83538) filed on April 29, 1994.

          (i) Advisory Agreement between the Fund, on behalf of each of its Loomis Sayles Balanced Series, Draycott International Equity Series, Salomon Brothers U.S. Government Series, Salomon Brothers Strategic Bond Opportunities Series, Venture Value Series, Alger Equity Growth Series and CS First Boston Strategic Equity Opportunities Series, and TNE Advisers, Inc. is incorporated herein by reference to Post-Effective Amendment No. 19 on Form N-1A (File No. 2-83538) filed on March 2, 1995.

          (j) Form of Sub-Advisory Agreement for each of Loomis Sayles Balanced Series, Draycott International Equity Series, Salomon Brothers U.S. Government Series, Salomon Brothers Strategic Bond Opportunities Series, Venture Value Series, Alger Equity Growth Series and CS First Boston Strategic Equity Opportunities Series between TNE Advisers, Inc. and Loomis Sayles, Draycott Partners, Ltd., Salomon Brothers Asset Management, Inc., Davis Selected Advisers, L.P., Fred Alger Management, Inc. and CS First Boston Investment Management Corporation is incorporated herein by reference to Post-Effective Amendment No. 18 on Form N-1A (File No. 2-83538) filed on August 19, 1994.

          (k) Form of Advisory Agreement between the Fund, on behalf of each of its Back Bay Advisors Money Market Series, Back Bay Advisors Bond Income Series, Westpeak Value Growth Series, Loomis Sayles Avanti Growth Series, Westpeak Stock Index Series, Back Bay Advisors Managed Series and Loomis Sayles Small Cap Series and TNE Advisers, Inc. is incorporated herein by reference to Post-Effective Amendment No. 19 on Form N-1A (File No. 2-83538) filed on March 2, 1995.

          (l) Form of Sub-Advisory Agreement for each of the Back Bay Advisors Money Market Series, Back Bay Advisors Bond Income Series, Westpeak Value Growth Series, Loomis Sayles Avanti Growth Series, Westpeak Stock Index Series, Back Bay Advisors Managed Series and Loomis Sayles Small Cap Series is incorporated herein by reference to Post-Effective Amendment No. 19 on Form N-1A (File No. 2-83538) filed on March 2, 1995.

          (m) Form of Advisory Agreement between the Fund, on behalf of its Alger Equity Growth Series, and TNE Advisers, Inc.
is filed herewith.

          (n) Form of Sub-Advisory Agreement for the Alger Equity
Growth Series between TNE Advisers, Inc. and Fred Alger
Management, Inc. is filed herewith.

          (o) Form of Sub-Advisory Agreement for the Draycott
International Equity Series between TNE Advisers, Inc. and
Draycott Partners, Ltd. is filed herewith.

          (p) Form of Sub-Advisory Agreement for the Draycott
International Equity Series between TNE Advisers, Inc. and
Draycott Partners, Ltd. is filed herewith.

     (6) (a) Form of Distribution Agreement between the Fund and New England Securities Corporation, as amended, is incorporated herein by reference to Post-Effective Amendment No.
14 on Form N-1A (File No. 2-83538) filed on February 17, 1993.

          (b) Form of Distribution Agreement between the Fund and New England Securities Corporation, as amended, is incorporated herein by reference to Post-Effective Amendment No.
18 on Form N-1A (File No. 2-83538) filed on August 19, 1994.

     (7)  None.

     (8) (a) Amended and Restated Custodian Contract among the Fund, on behalf of its Back Bay Advisors Money Market, Back Bay Advisors Bond Income, Capital Growth, Westpeak Stock Index and Back Bay Advisors Managed Series, New England Mutual Life Insurance Company ("The New England") and State Street Bank and Trust Company ("State Street").*

          (b) Form of Agreement among the Fund, The New England and State Street relating to the applicability of the Custodian Contract to the Westpeak Value Growth and Loomis Sayles Avanti Growth Series is incorporated herein by reference to Post-Effective Amendment No. 14 on Form N-1A (File No. 2-83538) filed on February 17, 1993.

          (c) Agreement among the Fund, The New England and State Street relating to the applicability of the Custodian Contract to the Loomis Sayles Small Cap Series is incorporated herein by reference to Post-Effective Amendment No. 17 on Form N-1A (File No. 2-83538) filed on April 29, 1994.

          (d) Form of Agreement among the Fund, The New England and State Street relating to the applicability of the Custodian Contract to each of the Loomis Sayles Balanced Series, Draycott International Equity Series, Salomon Brothers U.S. Government Series, Salomon Brothers Strategic Bond Opportunities Series, Venture Value Series, Alger Equity Growth Series and CS First Boston Strategic Equity Opportunities Series is incorporated herein by reference to Post-Effective Amendment No. 19 on Form N-1A (File No. 2-83538) filed on March 2, 1995.

     (9)  (a)  Transfer Agency Agreement between the Fund and The
New England.**

          (b) Amendment to Transfer Agency Agreement relating to the applicability of the Agreement to the Westpeak Value Growth and the Loomis Sayles Avanti Growth Series is incorporated herein by reference to Post-Effective Amendment No. 14 on Form N-1A (File No. 2-83538) filed on February 17, 1993.

          (c) Amendment to Transfer Agency Agreement relating to the applicability of the Agreement to the Loomis Sayles Small Cap Series is incorporated herein by reference to Post-Effective Amendment No. 17 on Form N-1A (File No. 2-83538) filed on April 29, 1994.

          (d) Form of Amendment to Transfer Agency Agreement relating to the applicability of the Agreement to each of the Loomis Sayles Balanced Series, Draycott International Equity Series, Salomon Brothers U.S. Government Series, Salomon Brothers Strategic Bond Opportunities Series, Venture Value Series, Alger Equity Growth Series and CS First Boston Strategic Equity Opportunities Series is incorporated herein by reference to Post-Effective Amendment No. 18 on Form N-1A (File No. 2-83538) filed on August 19, 1994.

          (e) Form of Expense Agreement between the Fund and The
New England.*

          (f)  Powers of Attorney of Trustees are filed herewith.

          (g)  Form of Service Agreement relating to the Loomis
Sayles Small Cap Series between Loomis Sayles and New England
Funds, L.P., is incorporated herein by reference to Post-
Effective Amendment No. 17 on Form N-1A (File No. 2-83538) filed on April 29, 1994.

          (h)  Service Agreement relating to the Westpeak Value
Growth Series and the Westpeak Stock Index Series between
Westpeak Investment Advisors, Incorporated and New England Funds,
L.P. is incorporated herein by reference to Post-Effective
Amendment No 17 on Form N-1A (File No. 2-83538) filed on April
29, 1994.

          (i) Service Agreement relating to each of the Back Bay Advisors Money Market Series, Back Bay Advisors Bond Income Series, Westpeak Value Growth Series, Loomis Sayles Avanti Growth Series, Westpeak Stock Index Series, Back Bay Advisors Managed Series and Loomis Sayles Small Cap Series, Loomis Sayles Balanced Series, Draycott International Equity Series, Salomon Brothers U.S. Government Series, Salomon Brothers Strategic Bond Opportunities Series, Venture Value Series, Alger Equity Growth Series and Short-Term Series between TNE Advisers, Inc. and New England Funds, L.P. is incorporated herein by reference to Post-Effective Amendment No. 20 on Form N-1A (File No. 2-83538) filed on May 4, 1995.

     (10)(a) Opinion and Consent of counsel relating to the Back Bay Advisors Money Market Series, Back Bay Advisors Bond Income Series and Capital Growth Series incorporated herein by reference to Post-Effective Amendment No. 6 on Form N-1A (File No. 2-83538) filed on February 27, 1987.

          (b) Opinion and Consent of counsel relating to the Westpeak Stock Index Series and Back Bay Advisors Managed Series incorporated herein by reference to Post-Effective Amendment No. 8 on Form N-1A (File No. 2-83538) filed on April 29, 1987.

          (c) Opinion and Consent of counsel relating to the Westpeak Value Growth and Loomis Sayles Avanti Growth Series is incorporated herein by reference to Post-Effective Amendment No. 15 on Form N-1A (File No. 2-83538) filed on April 30, 1993.

          (d) Opinion and Consent of counsel relating to the Loomis Sayles Small Cap Series is incorporated herein by reference to Post-Effective Amendment No. 17 on Form N-1A (File
No. 2-83538) filed on April 29, 1994.

          (e) Opinion and Consent of counsel relating to each of the Loomis Sayles Balanced Series, Draycott International Equity Series, Salomon Brothers U.S. Government Series, Salomon Brothers Strategic Bond Opportunities Series, Venture Value Series, Alger Equity Growth Series and CS First Boston Strategic Equity Opportunities Series is incorporated herein by reference to Post-Effective Amendment No. 19 on Form N-1A (File No. 2-83538) filed on March 2, 1995.

     (11) Consent of Coopers and Lybrand is filed herewith.

     (12) None.

     (13) (a)  Investment Letter of New England Securities
Corporation is incorporated herein by reference to Pre-Effective
Amendment No. 1 on Form N-1A (File No. 2-83538) filed on August
2, 1983.

          (b) Investment Letter of The New England relating to the Loomis Sayles Avanti Growth Series is incorporated herein by reference to Post-Effective Amendment No. 15 on Form N-1A (File
No. 2-83538) filed on April 30, 1993.

          (c) Investment Letter of The New England relating to the Westpeak Value Growth Series is incorporated herein by reference to Post-Effective Amendment No. 15 on Form N-1A (File
No. 2-83538) filed on April 30, 1993.

          (d) Investment Letter of The New England relating to the Loomis Sayles Small Cap Series is incorporated herein by reference to Post-Effective Amendment No. 17 on Form N-1A (File
No. 2-83538) filed on April 29, 1994.

     (14) None.

     (15) None.

     (16) Schedule for Computation of Performance Quotations is herein incorporated by reference to Post-Effective Amendment No.
10 to Registration Statement on Form N-1A (File No. 2-83538) filed on May 1, 1989.

*    Incorporated herein by reference to Post-Effective Amendment
No. 5 on Form N-1A (File No. 2-83538) filed on December 29, 1986.

**   Incorporated herein by reference to Post-Effective Amendment
No. 7 on Form N-1A (File No. 2-83538) filed on March 2, 1987.

***  Incorporated herein by reference to Post-Effective Amendment
No. 11 on Form N-1A (File No. 2-83538) filed on May 1, 1990.

Item 25.  Persons Controlled by or Under Common Control with
Registrant

     None.

Item 26.  Number of Holders of Securities

     The following table sets forth the number of record holders of each class of securities of the Fund as of February 1, 1996:

Title of Class                     Number of
                                   Record Holders
Shares of Beneficial Interest      3
Money Market Series

Shares of Beneficial Interest      3
Bond Income Series

Shares of Beneficial Interest      2
Capital Growth Series

Shares of Beneficial Interest      2
Stock Index Series

Shares of Beneficial Interest      2
Managed Series

Shares of Beneficial Interest      4
Avanti Growth Series

Shares of Beneficial Interest      4
Value Growth Series

Shares of Beneficial Interest      4
Loomis Sayles Small Cap Series

Shares of Beneficial Interest      4
Loomis Sayles Balanced Series

Shares of Beneficial Interest      4
Draycott International Equity
Series

Shares of Beneficial Interest      2
Salomon Brothers U.S. Government
Series

Shares of Beneficial Interest      3
Salomon Brothers Strategic Bond
Opportunities
Series

Shares of Beneficial Interest      4
Venture Value Series

Shares of Beneficial Interest      4
Alger Equity Growth Series



Item 27.  Indemnification

     See Article 4 of the Fund's By-Laws filed as Exhibit 2 to
Post-Effective Amendment No. 8 on Form N-1A (File No. 2-83538) which Exhibit is incorporated herein by reference.

     In addition, the Fund maintains a trustees and officers liability insurance policy with a maximum coverage of $15 million under which the Fund and its trustees and officers are named insureds.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the Fund's By-Laws, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit of proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 28.  Business and other Connections of Investment Adviser

(a) TNE Advisers, Inc., is the adviser of the Back Bay Advisers Money Market Series, Back Bay Advisers Bond Income Series, Westpeak Value Growth Series, Loomis Sayles Avanti Growth Series, Westpeak Stock Index Series, Back Bay Advisors Managed Series, Loomis Sayles Small Cap Series, Loomis Sayles Balanced Series, Draycott International Equity Series, Salomon Brothers U.S. Government Series, Salomon Brothers Strategic Bond Opportunities Series, Venture Value Series and the Alger Equity Growth Series and has entered into subadvisory agreements for these Series with Back Bay Advisors, Westpeak, Loomis Sayles, Draycott Partners, Ltd., Salomon Brothers Asset Management Inc, Salomon Brothers Asset Management Inc, Davis Selected Advisers, L.P. and Fred Alger Management, Inc., respectively. TNE Advisers, a wholly-owned subsidiary of The New England, was organized in 1994 and oversees, evaluates and monitors the subadvisers' provision of investment advisory services to the Series and provides general management and administration to the Series.

     Such adviser's directors and officers have been engaged during the past two years in the following other businesses, vocations or employments of a substantial nature.

  Name and
  Office with     Name and Address
  TNE Advisers,   of Other
  Inc.            Affiliations       Nature of Connection

  Frederick K.    New England        Chief Investment
  Zimmermann      Mutual Life        Officer and Executive
  Chairman of     Insurance Company  Vice President
  the Board and   Boston, MA  02117
  President

                  New England        Chairman
                  Portfolio
                  Advisors, Inc.
                  501 Boylston
                  Street
                  Boston, MA  02117

                  New England        Director and Vice
                  Variable           President
                  Life Insurance     of Investments
                  Company
                  501 Boylston
                  Street
                  Boston, MA 02117

                  New England        Chairman, President and
                  Pension
                  and Annuity        Vice President of
                  Company            Investments
                  501 Boylston
                  Street
                  Boston, MA 02117

                  NEL Partnership    Director and President
                  I, Inc.
                  501 Boylston
                  Street
                  Boston, MA  02117

                  New England Life  Chairman and President
                  Mortgage Funding
                  Corp.
                  501 Boylston
                  Street
                  Boston, MA 02117

                  NELRECO Troy,     Director
                  Inc.
                  501 Boylston
                  Street
                  Boston MA 02117

                  TNE Funding Corp. Chairman and President
                  501 Boylston
                  Street

  Name and
  Office with     Name and Address
  TNE Advisers,   of Other          Nature of Connection
  Inc.            Affiliations

  John F.         New England       Vice President
  Guthrie, Jr.    Mutual
  Senior Vice     Life Insurance
  President &     Company
  Director        501 Boylston
                  Street
                  Boston, MA  02117

                  New England       President of Portfolio
                  Portfolio         Strategy
                  Advisors, Inc.
                  501 Boylston
                  Street
                  Boston, MA 02117

                  New England       Vice President of
                  Pension           Portfolio
                  & Annuity Co.     Strategy
                  501 Boylston
                  Street
                  Boston, MA 02117

                  New England       Vice President of
                  Variable          Portfolio
                  Life Insurance    Strategy
                  Co.
                  501 Boylston
                  Street
                  Boston, MA 02117


  Thomas C.       New England       Asset Allocation
  McDevitt        Mutual            Consultant
  Vice President  Life Insurance
                  Company
                  501 Boylston
                  Street
                  Boston, MA 02117

                  New England       Vice President
                  Portfolio
                  Advisors, Inc.
                  501 Boylston
                  Street
                  Boston, MA 02117


  Beverly J.      New England       Attorney and Assistant
  DeWitt          Mutual            Secretary
  Chief Legal     Life Insurance
  Officer,        Co.
  Secretary and   501 Boylston
  Clerk           Street
                  Boston, MA  02117
                  New England       Assistant Secretary
                  Securities Corp.
                  399 Boylston
                  Street
                  Boston, MA  02116


  Name and        Name and Address   Nature of
  Office with     of Other           Connection
  TNE Advisers,   Affiliations
  Inc.

  Beverly J.      Westpeak           Chief Legal Officer,
  Dewitt          Advisors, L.P.     Assistant Secretary and
  (cont.)         1011 Walnut St.,   Assistant Clerk
                  Suite 400
                  Boulder, CO 80302

  Alan C. Leland  New England Mutual Vice President
  Chief           Life Insurance Co.
  Financial       501 Boylston
  Officer and     Street
  Treasurer       Boston, MA 02117


          (b) Capital Growth Management Limited Partnership, the adviser of the Capital Growth Series, provides investment advice to a number of other registered investment companies and to other organizations and individuals.


                    Name and
                   addresses
  Name and office   of other          Nature of
  with CGM         affiliations       Connection

  Kenbob, Inc.      None              None
  General Partner


          (c) Back Bay Advisors, L.P. ("Back Bay Advisors"), the subadviser of the Back Bay Advisors Money Market Series, Back Bay Advisors Bond Income Series and Back Bay Advisors Managed Series, is a wholly-owned subsidiary of NEIC and is indirectly controlled by The New England. Its sole general partner is Back Bay Advisors, Inc.

               Back Bay Advisors serves as investment adviser to a number of other registered investment companies. Back Bay Advisors' directors and officers have been engaged during the past two years in the following businesses, vocations or employments of a substantial nature (former affiliations are marked with an asterisk).

  Name and Office
  with Back Bay Advisors or  Name and Address     Nature of
  Back Bay Advisors, Inc.    of Other             Connection
                             Affiliations

  Peter S. Voss,             New England          Chairman of the
  Chairman of the Board,     Investment           Board,
  Director                                        Chief Executive
                                                  Officer
                             Companies, L.P.
                             501 Boylston Street
                               Boston, MA  02117

                             New England Funds,   Chairman of the
                             L.P.                 Board and Director
                             399 Boylston,
                             Boston, MA  02116

                             NEF Corporation      Director
                             399 Boylston Street
                             Boston, MA  02116

           Name and Office
          with Back Bay Advisors   Name and Address  Nature of
          or
          Back Bay Advisors,       of Other          Connection
          Inc.                     Affiliations

          Peter S. Voss,           TNE Investment    Director and
          Chairman of the Board,   Services Corp*    Chairman
          Director
          (contd.)                 399 Boylston
                                   Street
                                   Boston, MA
                                   02116

                                   New England       Director
                                   Mutual
                                   Life Insurance
                                   Company
                                   501 Boylston
                                   Street
                                   Boston, MA 02117

                                   New England       President, CEO
                                   Investment        and Director
                                   Companies, Inc.
                                   399 Boylston
                                   Street
                                   Boston, MA 02116

                                   Westpeak          Chairman and
                                   Investment        Director
                                   Advisors, Inc.
                                   1050 Walnut
                                   Street, Suite
                                   300
                                   Boulder, CO
                                   80302

                                   NEF Corporation   Director
                                   399 Boylston
                                   Street
                                   Boston, MA
                                   02116

          Charles T. Wallis,       New England       Officer
                                   Securities
          Director, President      Corporation
          and Chief Executive      399 Boylston
          Officer                  Street

                                   Boston, MA
                                   02116
                                   New England
                                   Funds, L.P.       Director
                                   399 Boylston
                                   Street
                                   Boston, MA
                                   02116

          Charles G. Glueck,       None              None
          Senior Vice
          President

          Scott A. Millimet        Chicago Board of  Senior Vice
          Executive Vice           Trade*            President
          President                141 West Jackson  and Manager of
                                   Boulevard         Carroll McEntee
                                   Chicago, IL       & McGinley
                                   60604

          J. Scott Nicholson,      None              None
          Senior Vice President

          Edgar M. Reed            Aetna Capital     Head of Fixed
          Executive Vice           Management*       Income
          President                                  Management Group
                                   151 Farmington
                                   Avenue
                                   Hartford, CT
                                   06156

          Name and Office
          with Back Bay Advisors   Name and Address  Nature of
          or
          Back Bay Advisors,       of Other          Connection
          Inc.                     Affiliations

          Nathan R. Wentworth,     None              None
          Vice President

          Paul Zamagni,            None              None
          Vice President and
          Treasurer

          Catherine L. Bunting,    None              None
          Senior Vice
          President

          Peter Hanson,            NEIC              Counsel and
                                                     Senior
          Secretary and            399 Boylston      Vice President,
                                   Street            Assistant
          Clerk                    Boston, MA 02116  Secretary and
                                                     Assistant Clerk

                                   Draycott          Assistant
                                   Partners, Ltd.*   Secretary and
                                   No. 8 City Road   Assistant Clerk
                                   London, England
                                   EC2Y 1HE

          Peter Palfrey,           None              None
          Vice President

          John Donovan,            None              None
          Investment Officer


(d) Westpeak Investment Advisors, L.P., the subadviser of the Westpeak Value Growth Series and Westpeak Stock Index Series, is a wholly-owned subsidiary of NEIC. Its sole general partner is Westpeak Investment Advisors, Inc. Organized in 1991, Westpeak provides investment management services to other institutional clients, including accounts of The New England and its affiliates.

Westpeak's directors and officers have been engaged during the past two years in the following businesses, vocations or employments of a substantial nature.


          Name and Office
          with Westpeak            Name and Address  Nature of
          Investment Advisors,     of Other          Connection
          Inc.                     Affiliations

          Gerald H. Scriver,       None              None
          President, Chief
          Executive Officer,
          Chief Investment
          Officer, Director

          Peter S. Voss,            NEIC             Chairman of the
          Chairman of the          399 Boylston      Board, Chief
                                   Street            Executive
          Board, Director          Boston, MA        Officer
                                   02116

          Name and Office
          with Westpeak            Name and Address  Nature of
          Investment Advisors,     of Other          Connection
          Inc.                     Affiliations

          Peter S. Voss,           New England       Chairman of the
          Chairman of the Board,   Funds, L.P.       Board and
          Director                 399 Boylston      Director
          (contd.)                 Street
                                   Boston, MA 02116

                                   Back Bay          Chairman of the
                                   Advisors          Board
                                   399 Boylston      and Director
                                   Street
                                   Boston, MA 02116

                                   New England       Chairmanof the
                                                     Board,
                                   Investment        Chief Executive
                                   Companies, L.P.   Officer
                                   501 Boylston
                                   Street
                                   Boston, MA
                                   02117

                                   NEF Corporation   Director
                                   399 Boylston
                                   Street
                                   Boston, MA
                                   02116

                                   TNE Investment    Director
                                   Services Corp.*   and Chairman
                                   399 Boylston
                                   Street
                                   Boston, MA
                                   02116

                                   New England       Director
                                   Mutual
                                   Life Insurance
                                   Company
                                   501 Boylston
                                   Street
                                   Boston, MA 02117

                                   New England       President, CEO
                                   Investment        and Director
                                   Companies, Inc.
                                   399 Boylston
                                   Street
                                   Boston, MA 02116

          Sherry A. Umberfield,    NEIC              Executive Vice
          Director                 399 Boylston      President
                                   Street
                                   Boston, MA 02116

                                   New England       Director
                                   Investment
                                   Associates, Inc
                                   399 Boylston
                                   Street
                                   Boston, MA 02116

                                   NEF Corporation   Director
                                   399 Boylston
                                   Street
                                   Boston, MA 02116

          Name and Office
          with Westpeak            Name and Address  Nature of
          Investment Advisors,     of Other          Connection
          Inc.                     Affiliations

          Edward N. Wadsworth,     NEIC              Executive Vice
          Clerk and Secretary,     399 Boylston      President,
                                   Street
          Chief Legal Officer      Boston, MA 02116  Clerk, Secretary
                                                     and
                                                     General Counsel

                                   Marlborough       Assistant Clerk
                                   Capital
                                   Advisors, Inc.
                                   399 Boylston
                                   Street
                                   Boston, MA 02116

                                   New England       Secretary
                                   Investment
                                   Associates, Inc.
                                   399 Boylston
                                   Street
                                   Boston, MA 02116

          Robert A. Franz,         None              None
          Senior Vice
          President

          Philip J. Cooper,        None              None
          Executive Vice
          President
          Compliance Officer

          Beverly J. DeWitt,       New England       Attorney and
                                   Mutual            Assistant
          Chief Legal Officer      Life Insurance    Secretary
                                   Company
                                   501 Boylston
                                   Street
                                   Boston, MA
                                   02117

                                   TNE Advisers,     Chief Legal
                                   Inc.              Officer,
                                   501 Boylston      Secretary and
                                   Street            Clerk
                                   Boston, MA 02117


(e) Loomis, Sayles & Company, L.P. ("Loomis Sayles"), the subadviser of the Loomis Sayles Avanti Growth Series, the Loomis Sayles Small Cap Series and the Loomis Sayles Balanced Series, provides investment advice to a number of other registered investment companies and to other organizations and individuals. Loomis Sayles is a wholly-owned subsidiary of New England Investment Companies, L.P. ("NEIC") and is indirectly controlled by The New England. Its sole general partner is Loomis Sayles & Co., Inc.

Such subadviser's directors and officers have been engaged during the past two years in the following other businesses, vocations or employments of a substantial nature:


          Name and Office
          with Loomis Sayles    Name and Address  Nature of
          or
          Loomis Sayles &       of Other          Connection
          Co., Inc.            Affiliations

          Robert J.            None                None
          Blanding,
          President and
          Chief
          Operating Officer

          Name and Office
          with Loomis Sayles   Name and Address   Nature of
          or
          Loomis Sayles &      of Other           Connection
          Co., Inc.           Affiliations

          Sandy P. Tichenor,
          Vice President,
          General
          Counsel, Secretary
          and Clerk

          Jeffrey L. Meade


          Richard W.          None                None
          Hurckes,
          Vice President

          Scott Pape,         None                None
          Vice President

          Mary Champagne,     None                None
          Vice President

          Jeffrey C.          None                None
          Petherick,
          Vice President

          Douglas Ramos,      None                None
          Vice President

          Meri Anne Beck,     None                None
          Vice President


(f)  Fred Alger Management, Inc., the subadviser of Alger Equity
Growth Series, provides investment advice to a number of other registered investment companies and to other organizations and individuals.

Such subadviser's directors and officers have been engaged during the past two years in the following other businesses, vocations or employments of a substantial nature.


          Name and Office
          with Fred Alger   Name and        Nature of
                            Address of
          Management, Inc.  Other           Connection
                            Affiliations

          Fred M. Alger     Alger           Chairman
          III,              Properties,
                            Inc.
          Chairman          75 Maiden Lane
                            New York, NY
                            10038

                            The Alger Fund  Chairman
                            75 Maiden Lane
                            New York, NY
                            10038

                            Alger           Chairman
                            Associates,
                            Inc.
                            75 Maiden Lane
                            New York, NY
                            10038


          Name and Office
          with Fred Alger    Name and Address of  Nature of
          Management, Inc.   Other Affiliations   Connection

          Fred M. Alger      Castle Convertible   Chairman
          III,
          Chairman           Fund, Inc.
          (contd.)           75 Maiden Lane
                             New York, NY 10038

                             Spectra Fund         Chairman
                             75 Maiden Lane
                             New York, NY 10038

                             Fred Alger &         Chairman
                             Company,
                             Incorporated
                             30 Montgomery
                             Street
                             Jersey City, NJ
                             07302

                             Alger Shareholder    Chairman
                             30 Montgomery
                             Street
                             Jersey City, NJ
                             07302

                             The Alger American   Chairman
                             Fund
                             75 Maiden Lane
                             New York, NY 10038

                             Alger Life           Chairman
                             Insurance
                             Agency, Inc.
                             75 Maiden Lane
                             New York, NY 10038

                             Analysts Resources,  Chairman
                             Inc.
                             75 Maiden Lane
                             New York, NY 10038

                             The Alger Defined    Chairman
                             Contribution Trust
                             75 Maiden Lane
                             New York, NY 10038

          David D. Alger,    The Alger Fund       Trustee and
          Director and       75 Maiden Lane       President
          President          New York, NY 10038

                             Alger Properties,    Director and
                             Inc.
                             75 Maiden Lane
                             New York, NY 10038   President

                             Alger Associates,    Director and
                             Inc.
                             75 Maiden Lane
                             New York, NY 10038   President

                             Castle Convertible   Director and
                             Fund, Inc.
                             75 Maiden Lane       President
                             New York, NY 10038


          Name and Office
          with Fred Alger    Name and Address of  Nature of
          Management, Inc.   Other Affiliations   Connection
                                      Jersey City, NJ
          07302
          David D. Alger,    Fred Alger &         Director and
                             Company,
          Director and       Incorporated         President
          President          30 Montgomery
          (contd.)           Street

                             Alger Shareholder    Director
                             Services, Inc.       President
                             30 Montgomery
                             Street
                             Jersey City, NJ
                             07302

                             The Alger American   Trustee and
                             Fund
                             75 Maiden Lane       President
                             New York, NY 10038

                             Spectra Fund         Director and
                             75 Maiden Lane
                             New York, NY 10038   President

                             Alger Life           Director and
                             Insurance
                             Agency, Inc.
                             75 Maiden Lane       President
                             New York, NY 10038

                             Analysts Resources,  Director and
                             Inc.
                             75 Maiden Lane       President
                             New York, NY 10038

                             The Alger Defined    Trustee and
                             Contribution Trust   President
                             75 Maiden Lane
                             New York, NY 10038

          Gregory S. Duch,   Alger Associates     Executive Vice
          Treasurer,         75 Maiden Lane       President and
          Executive          New York, NY 10038   Treasurer
          Vice President
          and Director
                             Alger Properties,    Executive Vice
                             Inc.                 President, Director
                             75 Maiden Lane
                             New York, NY 10038   and Treasurer
                                      New York, NY 10038
                             Fred Alger &         Executive Vice
                             Company,             President
                             Incorporated         and Treasurer
                             30 Montgomery
                             Street
                             Jersey City, NJ
                             07302

                             Alger Shareholder    Executive Vice
                             Services, Inc.       President and
                                                  Treasurer
                             30 Montgomery
                             Street
                             Jersey City, NJ
                             07302

          Name and Office
          with Fred Alger    Name and Address of  Nature of
          Management, Inc.   Other Affiliations   Connection

          Gregory S. Duch,   The Alger Fund       Treasurer
          (contd.)           75 Maiden Lane
                             New York, NY 10038

                             The Alger American   Treasurer
                             Fund
                             75 Maiden Lane
                             New York, NY 10038

                             Castle Convertible
                             Fund, Inc.
                             75 Maiden lane
                             New York, NY 10038

                             Spectra Fund         Treasurer
                             75 Maiden Lane
                             New York, NY 10038

                             Alger Life           Executive Vice
                             Insurance            President
                             Agency, Inc.         and Treasurer
                             75 Maiden Lane
                             New York, NY 10038

                             Analysts Resources,  Executive Vice
                             Inc.                 President
                             75 Maiden Lane       and Treasurer
                             New York, NY 10038

                             The Alger Defined    Treasurer
                             Contribution Trust
                             75 Maiden Lane
                             New York, NY 10038

          Mary E. Mardsen    Fred Alger &         Secretary
                             Company,
          Cochran            Incorporated
          Secretary          30 Montgomery
                             Street
                             Jersey City, NJ
                             07302

                             Alger Associates,    Secretary
                             Inc.
                             75 Maiden Lane
                                      New York, NY 10038
                             Alger Shareholder    Secretary
                             Services, Inc.
                             30 Montgomery
                             Street
                             Jersey City, NJ
                             07302


 (g)Davis Selected Advisers, L.P., the subadviser of the Venture
Value Series, provides investment advice to a number of other registered investment companies and to other organizations and individuals.

Such subadviser's directors and officers have been engaged during the past two years in the following other businesses, vocations or employments of a substantial nature (former affiliations are marked with an asterisk).


          Name and Office    Name and Address of  Nature of
          with
          Davis Selected     Other Affiliations   Connection
          Advisers, L.P.

          Shelby M.C. Davis  Selected American    Director and
          Chairman and       Shares, Inc.         President
          Majority
          Shareholder of     124 East Marcy
          the                Street
          General Partner    Santa Fe, NM 87501

                             Selected Special     Director and
                             Shares, Inc.         President
                             124 East Marcy
                             Street
                             Santa Fe, NM 87501

                             Selected Capital     Trustee and
                             Preservation Trust   President
                             124 East Marcy
                             Street
                             Santa Fe, NM 87501

                             Davis Series, Inc.   Director and
                             124 East Marcy       President
                             Street
                             Santa Fe, NM 87501

                             Davis Tax-Free High  Director and
                             Income Fund          President
                             124 East Marcy
                             Street
                             Santa Fe, NM 87501

                             Davis High Income    Director and
                             Fund                 President
                             124 East Marcy
                             Street
                             Santa Fe, NM 87501

                             Davis New York       Director and
                             Venture
                             Fund, Inc.           President
                             124 East Marcy
                             Street
                             Santa Fe, NM 87501

                             Davis International  Director and
                             Series,
                             Inc.                 President
                             124 East Marcy
                             Street
                             Santa Fe, NM 87501

                             Venture Advisers,    Director and
                             Inc.
                             124 East Marcy       Chairman
                             Street
                             Santa Fe, NM 87501

                             Shelby Cullom Davis  Director and
                             Financial            Shareholder
                             Consultants
                             70 Pine Street
                             New York, NY 10270

          Name and Office    Name and Address   Nature of
          with               of
          Davis Selected     Other              Connection
                             Affiliations
          Advisers, L.P.

          Shelby M.C. Davis  Fiduciary Trust    Consultant
          (contd.)           Co.,
                             International
                             2 World Trade
                             Center
                             New York, NY
                             10048

          Carl Luff          Davis New York     Vice President,
                             Venture
          Director,          Fund, Inc.         Treasurer and
          President                             Assistant
          and Treasurer of   124 East Marcy     Secretary
          the                Street
          General Partner    Santa Fe, NM
                             87501

                             Davis Tax-Free     Vice President,
                             High
                             Income Fund        Treasurer and
                                                Assistant
                             124 East Marcy     Secretary
                             Street
                             Santa Fe, NM
                             87501

                             Davis High Income  Vice President,
                             Fund
                             124 East Marcy     Treasurer and
                             Street             Assistant
                             Santa Fe, NM       Secretary
                             87501

                             Davis Series,      Vice President,
                             Inc.
                             124 East Marcy     Treasurer and
                             Street             Assistant
                             Santa Fe, NM       Secretary
                             87501

                             Selected American  Vice President,
                             Shares, Inc.       Treasurer and
                                                Assistant
                             124 East Marcy     Secretary
                             Street
                             Santa Fe, NM
                             87501

                             Selected Special   Vice President,
                             Shares, Inc.       Treasurer and
                                                Assistant
                             124 East Marcy     Secretary
                             Street
                             Santa Fe, NM
                             87501

                             Selected Capital   Vice President,
                             Preservation       Treasurer and
                                                Assistant
                             Trust              Secretary
                             124 East Marcy
                             Street
                             Santa Fe, NM
                             87501

                             Davis              Vice President,
                             International
                             Series,
                             Inc.               Treasurer and
                                                Assistant
                             124 East Marcy     Secretary
                             Street
                             Santa Fe, NM
                             87501

          Raymond O.         Davis New York     Vice President,
          Padilla            Venture
          Senior Vice        Fund Inc.          Secretary and
          President
          of the General     124 East Marcy     Assistant Treasurer
          Partner            Street
                             Santa Fe, NM
                             87501

          Name and Office
          with
          Davis Selected     Name and Address   Nature of
                             of
          Advisers, L.P.     Other              Connection
                             Affiliations

          Raymond O.         Davis Tax-Free     Vice President,
          Padilla            High Income Fund   Secretary and
          (contd.)
                             124 East Marcy     Assistant Treasurer
                             Street
                             Santa Fe, NM
                             87501

                             Davis High Income  Vice President,
                             Fund
                             124 East Marcy     Secretary and
                             Street
                             Santa Fe, NM       Assistant Treasurer
                             87501

                             Davis Series,      Vice President
                             Inc.
                             124 East Marcy     Secretary and
                             Street
                             Santa Fe, NM       Assistant Treasurer
                             87501

                             Selected American  Vice President and
                             Shares, Inc.       Secretary
                             124 East Marcy
                             Street
                             Santa Fe, NM
                             87501

                             Selected Special   Vice President and
                             Shares
                             124 East Marcy     Secretary
                             Street
                             Santa Fe, NM
                             87501

                             Selected Capital   Vice President and
                             Preservation       Secretary
                             Trust
                             124 East Marcy
                             Street
                             Santa Fe, NM
                             87501

                             Davis              Vice President,
                             International
                             Series,
                             Inc.               Secretary and
                             124 East Marcy     Assistant Treasurer
                             Street
                             Santa Fe, NM
                             87501

          Carolyn H.         Davis New York     Vice President
          Spolidoro,         Venture
          Vice President of  Fund, Inc.
          the General        124 East Marcy
          Partner            Street
                             Santa Fe. NM
                             87501

                             Davis Series,      Vice President
                             Inc.
                             124 East Marcy
                             Street
                             Santa Fe, NM
                             87501

                             Davis High Income  Vice President
                             Fund
                             124 East Marcy
                             Street
                             Santa Fe, NM
                             87501

                             Davis Tax-Free     Vice President
                             High Income Fund
                             124 East Marcy
                             Street
                             Santa Fe, NM
                             87501

          Name and Office
          with
          Davis Selected     Name and Address   Nature of
                             of
          Advisers, L.P.     Other Affiliations Connection

          Carolyn H.         Venture Advisers,  Vice President
          Spolidoro          Inc.
          (contd.)           124 East Marcy
                             Street
                             Santa Fe, NM 87501

                             Davis              Vice President
                             International
                             Series,
                             Inc.
                             124 East Marcy
                             Street
                             Santa Fe, NM 87501

          Eileen Street,     Davis New York     Assistant Treasurer
                             Venture
          Senior Vice        Fund, Inc.         and Assistant
          President          124 East Marcy     Secretary
          and Secretary of   Street
          the                Santa Fe, NM 87501
          General Partner

                             Davis Tax-Free     Assistant Treasurer
                             High Income Fund   and Assistant
                                                Secretary
                             124 East Marcy
                             Street
                             Santa Fe, NM
                             87501

                            Davis Series, Inc.  Assistant Treasurer
                            124 East Marcy      and Assistant
                            Street              Secretary
                            Santa Fe, NM
                            87501
                            Secretary

                            Davis High Income   Assistant Treasurer
                            Fund                and
                            124 East Marcy      Assistant Secretary
                            Street
                            Santa Fe, NM 87501

                            Selected American   Assistant Treasurer
                            Shares, Inc.        and
                                                Assistant Secretary
                            124 East Marcy
                            Street
                            Santa Fe, NM
                            87501

                            Selected Special    Assistant Treasurer
                            Shares              and
                            124 East Marcy      Assistant Secretary
                            Street
                            Santa Fe, NM
                            87501

                            Davis               Assistant Treasurer
                            International       and
                            Services, Inc.      Assistant Secretary
                            124 East Marcy
                            Street
                            Santa Fe, NM 87501

                            Selected Capital    Assistant Treasurer
                            Preservation Trust  and
                                                Assistant Secretary
                            124 East Marcy
                            Street
                            Santa Fe, NM
                            87501


          Name and Office
          with
          Davis Selected    Name and Address    Nature and
                            of
          Advisers, L.P.    Other Affiliations  Connection

          Andrew A. Davis,  Shelby Cullom       Consultant
          President         Davis & Co.
          of the General    70 Pine Street
          Partner
                            New York, NY 10270

                            Capital Ideas,      Consultant
                            Inc.
                            140 North Beach
                            Road
                            Hobe Sound, FL
                            33475

                            Davis Series, Inc.  Vice President
                            124 East Marcy
                            Street
                            Santa Fe, NM 87501

                            Davis               Vice President
                            International
                            Series, Inc.
                            124 East Marcy
                            Street
                            Santa Fe, NM 87501

                            Davis Tax-Free      Vice President
                            High Income
                            Fund
                            124 East Marcy
                            Street
                            Santa Fe, NM 87501

                            Davis High Income   Vice President
                            Fund
                            124 East Marcy
                            Street
                            Santa Fe, NM 87501

                            Davis New York      Vice President
                            Venture
                            Fund, Inc.
                            124 East Marcy
                            Street
                            Santa Fe, NM 87501


(h) Salomon Brothers Asset Management Inc, the subadviser of Salomon Brothers U.S. Government Series and Salomon Brothers Strategic Bond Opportunities Series, provides investment advice to a number of other registered investment companies and to other organizations and individuals.

Such subadviser's directors and officers have been engaged during the past two years in the following other businesses, vocations or employments of a substantial nature (former affiliations are marked with an asterisk).


          Name and Office   Name and Address   Nature of
          with              of
          Salomon Brothers  Other              Connection
                            Affiliations
          Asset Management
          Inc

          Thomas W. Brock,  Salomon Brothers   Managing
                            Inc
          Chairman and      7 World Trade      Director
          Chief             Center
          Executive Officer New York, NY
                            10048

          Name and Office   Name and Address   Nature of
          with              of
          Salomon Brothers  Other              Connection
                            Affiliations
          Asset Management
          Inc

          Vilas Gadkari     Salomon Brothers   Managing Director
                            Inc
          Director          Victoria Plaza
                            111 Buckingham
                            Palace Road
                            London SWIW05B
                            England

                            Salomon Brothers   Managing Director
                            International
                            Limited
                            Victoria Plaza
                            111 Buckingham
                            Palace Road
                            London SW1W05B
                            England

          Rodney B. Berens  Salomon Brothers   Managing Director
                            Inc
                            7 World Trade
                            Center
                            New York, NY
                            10048

                            Salomon Brothers   Managing Director
                            International
                            Limited
                            Victoria Plaza
                            111 Buckingham
                            Palace Road
                            London SW1W05B
                            England

          Richard J.        Salomon Brothers   Controller
          Carbone           Inc
          Treasurer         7 World Trade
                            Center
                            New York, NY
                            10048

          Michael S. Hyland Salomon Brothers   Managing Director
                            Inc
          President         7 World Trade
                            Center
                            New York, NY
                            10048

                            Salomon Brothers   Chairman
                            Asset*
                            Management
                            Limited
                            7 World Trade
                            Center
                            New York, NY
                            10048

          James J. Lee      Salomon Brothers   Director
                            Inc
          Director          7 World Trade
                            Center
                            New York, NY
                            10048

          Zachary Snow      Salomon Brothers   Managing Director
                            Inc
          Secretary         7 World Trade
                            Center
                            New York, NY
                            10048



(i) Draycott Partners, Ltd. ("Draycott"), the subadviser of Draycott International Equity Series is a wholly-owned subsidiary of Cursitor Holdings, Ltd. and provides investment advice to one separate account of The New England, the former indirect parent corporation of Draycott. The former separate account is the International Equity Separate Account. Interests in such separate account is offered to U.S. tax-qualified pension and profit-sharing plans by means of group annuity contracts issued by NEMLICO.

Draycott's directors and officers have been engaged during the past two years in the following other businesses, vocations or employments of a substantial nature:


                                Name and Address
        Name and Office with    of Other          Nature of
        Draycott                Affiliations      Connection

        Nicholas D.P. Carn,     CIGNA             Managing
        Director, Chief         International     Director,
        Executive Officer,      Investment        International
        President, Chief        Advisors, Ltd.    Equities Group
        Investment Officer      16 Finsbury
        and Principal           Circus
                                London EC2Y 1HE

        Hugh McCurdy Eaton      HME               Chairman
                                International
        Director                Advisory
                                Associates, L.P.
                                1010 Franklin
                                Avenue
                                Suite 414
                                Garden City, NY
                                11530

                                Cursitor          Principal
                                Management Ltd.
                                66 Buckingham
                                Gate
                                      London SW1E 6AU

                                Cursitor          Principal and
                                Holdings Ltd.     CEO
                                66 Buckingham
                                Gate
                                London SW1E 6AU

                                Cursitor-Eaton    Principal and
                                Asset             CEO
                                Management
                                Company
                                Main Street, PO
                                Box 446
                                Dublin, NH 03444

                                HME Partners      President and
                                Inc.              Director
                                211 East 49th
                                Street
                                New York, NY
                                10017

                                HME               Chairman
                                International
                                Advisory
                                Associates
                                1010 Franklin
                                Avenue
                                Suite 414
                                Garden City, NY
                                11530




                                Name and Address
        Name and Office with    of Other          Nature of
        Draycott                Affiliations      Connection

        Jens Christian          Cursitor-Eaton    Vice President
        Sorensen                Asset             and
                                Management Co.    Associate
                                38 Newbury
                                Street
                                Boston, MA 02116-
                                3210

                                HME               Associate
                                International
                                Advisory
                                Associates Inc.
                                211 East 49th
                                Street
                                New York, NY
                                10017

        Robert G. Barrett,      None              None
        Chief Financial
        Officer,
        Treasurer, Vice
        President,
        Principal, Compliance
        Officer
        and Assistant
        Secretary

        Timothy S. Griffen,     None              None
        Senior Portfolio
        Manager
        and Principal


Item 29.  Principal Underwriters

     (a) New England Securities Corporation also serves as principal underwriter for:

New England Variable Life Separate Account
New England Variable Annuity Fund I
New England Life Retirement Investment Account
The New England Variable Account
New England Variable Annuity Separate Account

(b) The directors and officers of the Registrant's principal underwriter, New England Securities Corporation, and their addresses are as follows:

                        Positions and          Offices with
                        Officer's
  Name                  Principal Underwriter  Registrant

  Thomas W. McConnell** President, Director    None
                        and Chief Executive
                        Officer
  Kernan F. King*       Chairman of the        None
                        Board,
                        Director
  Beverly J. DeWitt*    Assistant Secretary    None
  Peter Lahaie**        Assistant Vice
                        President,
                        Treasurer and          None
                        Controller
  Anne M. Goggin*       Vice President,        None
                        General
                        Counsel, Secretary
                        and
                        Clerk
  Mark F. Greco**       Vice President         None
  Laura A. Hutner**     Vice President         None
  Robert F. Regan***    Vice President         None

                         Positions and         Offices
                         Officer's             with
   Name                  Principal             Registra
                         Underwriter           nt

   Jonathan M. Rozek**   Vice President        None
   Henry L.P.            Director              None
   Schmelzer**
   Robert E. Schneider*  Director              None
   Michael E. Toland**   Vice President,       None
                         Assistant Secretary,
                         Assistant Clerk and
                         Chief Financial
                         Officer
   Peter S. Voss**       Director              None

*  Business Address: 501 Boylston Street, Boston, MA 02117
** Business Address: 399 Boylston Street, Boston, MA 02116
***Business Address: 500 Boylston Street, Boston, MA 02117

Item 30.   Location of Accounts and Records

     The following companies maintain possession of the documents required by the specified rules:

           (a) Registrant
               Rule 31a-1(a)(4)
               Rule 31a-2(a)

           (b)  State Street Bank and Trust Company
                225 Franklin Street
                Boston, Massachusetts 02110

                Rule 31a-1(a)
                Rule 31a-1(b)(1), (2), (3), (5), (6),
                (7), (8)
                Rule 31a-2(a)

(c)  For the Back Bay Advisors Money Market Series, the Back Bay
Advisors Bond Income Series and the Back Bay Advisors Managed
Series:

                 Back Bay Advisors, L.P.
                 399 Boylston Street
                 Boston, Massachusetts 02116

                 Rule 31a-1(a); 31a-1(b)(9), (10),
                 (11); 31a-1(f)
                 Rule 31a-2(a); 31a-2(e)

For the Westpeak Value Growth and Westpeak Stock Index Series:

Westpeak Investment Advisors, L.P.
1011 Walnut St. Suite 400
Boulder, Colorado  80302

Rule 31a-1(a); 31a-1(b)(9), (10), (11);
31a-1(f)
Rule 31a-2(a); 31a-2(e)

For the Loomis Sayles Avanti Growth, Loomis Sayles Small Cap and
Loomis Sayles Balanced Series:

                      Loomis Sayles & Company, L.P.
                      One Financial Center
                      Boston, Massachusetts 02110

                      Rule 31a-1(a); 31a-1(b)(9), (10), (11);
                      31a-1(f)
                      Rule 31a-2(a); 31a-2(e)

For the Draycott International Equity Series:

                      Draycott Partners, Ltd.
                      8 City Road
                      London, England  EC2Y 1HE

                      Rule 31a-1(a); 31a-1(b)(9), (10), (11);
                      31a-1(f)
                      Rule 31a-2(a); 31a-2(e)

For the Salomon Brothers U. S. Government Series and the Salomon
Brothers Strategic Bond Opportunities Series:

                      Salomon Brothers Asset Management Inc.
                      7 World Trade Center
                      New York, New York 10048

                      Rule 31a-1(a); 31a-1(b)(9), (10), (11);
                      31a-1(f)
                      Rule 31a-2(a); 31a-2(e)

For the Venture Value Series:

                      Selected/Venture Advisers, L.P.
                      124 East Marcy Street
                      Santa Fe, NM 87501

                      Rule 31a-1(a); 31a-1(b)(9), (10), (11);
                      31a-1(f)
                      Rule 31a-2(a); 31a-2(e)

For the Alger Equity Growth Series:

                      Fred Alger Management, Inc.
                      75 Maiden Lane
                      New York, New York 10038

                      Rule 31a-1(a); 31a-1(b)(9), (10), (11);
                      31a-1(f)
                      Rule 31a-2(a); 31a-2(e)

For the Capital Growth Series:

                  Capital Growth Management Limited Partnership
                  One Financial Center
                  Boston, Massachusetts  02111

            Rule 31a-1(a); 31a-1(b)(9), (10), (11);
                      31a-1(f)
                      Rule 31a-2(a); 31a-2(e)

          (d)   New England Securities Corporation
                399 Boylston Street
                Boston, Massachusetts 02116

                    Rule 31a-1(d)
                    Rule 31a-2(c)

Item 31.  Management Services

          Not applicable.

Item 32.  Undertakings

(a) The Registrant undertakes to provide the Fund's annual report to any person who receives a Fund prospectus and who requests the annual report.

                            ********

     A copy of the Agreement and Declaration of Trust establishing New England Zenith Fund is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that this Registration Statement is executed on behalf of the Fund by officers of the Fund as officers and not individually and that the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Fund.

                     NEW ENGLAND ZENITH FUND

                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 21 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 29th day of February 1996.

                                   New England Zenith Fund



                                   By:  FREDERICK ZIMMERMANN
                                        Frederick K. Zimmermann
                                        Chief Executive Officer



                                    *By:/s/FRANK NESVET
                                        Frank Nesvet
                                        Attorney-In-Fact

                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



Signature                     Title                    Date

FREDERICK K.          Chairman of the         February 29, 1996
ZIMMERMANN            Board; Chief
Frederick K.          Executive Officer;
Zimmermann            President and
                      Trustee

FRANK NESVET          Treasurer               February 29, 1996
Frank Nesvet

ANNE GOGGIN           Trustee                 February 29, 1996
Anne Goggin

JOSEPH M. HINCHEY*    Trustee                 February 29, 1996
Joseph M. Hinchey

RICHARD S. HUMPHREY,  Trustee                 February 29, 1996
Jr.*
Richard S. Humphrey,
Jr.

ROBERT B. KITTREDGE*  Trustee                 February 29, 1996
Robert B. Kittredge

LAURENS MACLURE*      Trustee                 February 29, 1996
Laurens MacLure

NANCY HAWTHORNE       Trustee                 February 29, 1996
Nancy Hawthorne

DALE ROGERS MARSHALL  Trustee                 February 29, 1996
Dale Rogers Marshall

JOSEPH F. TURLEY*     Trustee                 February 29, 1996
Joseph F. Turley

                              *By:/s/FRANK NESVET
                                       Frank Nesvet
                                       Attorney-In-Fact
                                       February 29, 1996


                          EXHIBIT INDEX


EXHIBIT NUMBER                     EXHIBIT


5(m)                             Form of Advisory Agreement for
                                 the Alger Equity Growth Series
                                 between the Fund and TNE
                                 Advisers, Inc.

5(n)                             Form of Sub-Advisory Agreement
                                 for the Alger Equity Growth
                                 Series between TNE Advisers,
                                 Inc. and Fred Alger Management,
                                 Inc.

5(o) Form of Sub-Advisory Agreement for the Draycott International Equity Series between TNE
                                 Advisers, Inc. and Draycott
                                 Partners, Ltd.

5(p) Form of Sub-Advisory Agreement for the Draycott International Equity Series between TNE
                                 Advisers, Inc. and Draycott
                                 Partners, Ltd.

9(f)                             Powers of Attorney of Trustees

11                               Consent of Coopers and Lybrand


                          EXHIBIT 5(M)

  FORM OF ADVISORY AGREEMENT FOR THE ALGER EQUITY GROWTH SERIES
             BETWEEN THE FUND AND TNE ADVISERS, INC.





                          EXHIBIT 5(N)

FORM OF SUB-ADVISORY AGREEMENT FOR THE ALGER EQUITY GROWTH SERIES
   BETWEEN TNE ADVISERS, INC. AND FRED ALGER MANAGEMENT, INC.




                          EXHIBIT 5(O)

  FORM OF SUB-ADVISORY AGREEMENT FOR THE DRAYCOTT INTERNATIONAL
 EQUITY SERIES BETWEEN TNE ADVISERS, INC. AND DRAYCOTT PARTNERS,
                              LTD.




                          EXHIBIT 5(P)

  FORM OF SUB-ADVISORY AGREEMENT FOR THE DRAYCOTT INTERNATIONAL
 EQUITY SERIES BETWEEN TNE ADVISERS, INC. AND DRAYCOTT PARTNERS,
                              LTD.





                          EXHIBIT 9(F)

                 POWERS OF ATTORNEY OF TRUSTEES




                           EXHIBIT 11

                 CONSENT OF COOPERS AND LYBRAND